As filed with the Securities and Exchange Commission on July 9, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Teresa M. Nilsen
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.
SEMI-ANNUAL REPORT

APRIL 30, 2020

HENNESSY CORNERSTONE GROWTH FUND

Investor Class  HFCGX
Institutional Class  HICGX

IMPORTANT NOTICE REGARDING ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual reports will no longer be sent by mail unless you specifically request paper copies from the Hennessy Funds or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Hennessy Funds electronically by visiting www.hennessyfunds.com/account or by calling U.S. Bank Global Fund Services at 1-800-261-6950. If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling U.S. Bank Global Fund Services at 1-800-261-6950 or, if you own your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive paper copies of reports will apply to all Funds in the Hennessy Funds family.

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	23
Proxy Voting Policy and Proxy Voting Records	25
Availability of Quarterly Portfolio Schedule	25
Federal Tax Distribution Information	25
Important Notice Regarding Delivery of Shareholder Documents	25
Electronic Delivery	25
Board Approval of Investment Advisory Agreement	26

HENNESSY FUNDS	1-800-966-4354

June 2020

Dear Hennessy Funds Shareholder:

First and foremost, I hope this communication finds you and your loved ones safe and healthy. In many ways, the COVID-19 pandemic has turned the world upside down in recent months, and we at Hennessy have joined the rest of the world in witnessing and experiencing its profound effect on public health, the global economy, and the everyday lives of people around the world.  In response to the crisis, we invoked our business continuity plan in mid-March to ensure a smooth transition to remote work for all of our employees, who have been working safely and productively from home. We want to assure our Hennessy Funds shareholders that our operations are uninterrupted and functioning normally.

The past six months have been marked by extremes. During the first half of the period from November 2019 through January 2020, the bull market, supported by strong corporate fundamentals, continued to move higher, and investors appeared focused on record-low unemployment and strong economic growth. In mid-February, the major U.S. market indices hit all-time highs, but then, within just a matter of weeks, lost over one-third of their values as the COVID-19 pandemic unfolded. Shelter-in-place and business closure orders rippled through the nation, causing initial unemployment claims to skyrocket to their highest number in history. The market then rallied back and posted double-digit positive returns in April.

For the six months ended April 30, 2020, on a total return basis, the Dow Jones Industrial Average was down 8.9% and the S&P 500® Index was down 3.2%. Small-cap and mid-cap stocks generally fared worse than large-cap stocks during the period, and the Financial sector was particularly hard hit as the Federal Reserve aggressively cut the federal funds rate in an effort to stabilize the economy. The Energy sector was crushed by both the sudden loss of demand due to COVID-19 and the oversupply caused by the surprise market-share battle between Russia and Saudi Arabia, and the S&P 500® Energy Sector Index ended the six-month period down over 30%.

The COVID-19 pandemic is an unprecedented event, and the duration and full extent of the economic impact is unknown. In the moment, there is always the concern that ‘this time is different.’ But, when you are able to look at past financial, political, and health crises with the benefit of 20/20 hindsight, history has demonstrated that our economy and financial markets have always rebounded and recovered eventually. If you look back to the last market downturn in 2008, economic fundamentals were weak compared to the market in 2020, where the overall underpinnings were – and are still – quite strong.  Publicly listed companies today have plenty of cash, with over $5 trillion on balance sheets of the S&P 500® companies alone, and I believe that most will survive and that many may emerge from the current crisis even stronger.

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

We understand that this market volatility and economic uncertainty is jarring to many investors, and we continue to monitor events and the markets. We remain focused on managing our high-conviction portfolios for the long-term benefit of our shareholders, and we are confident in the time-tested strategies and rigorous research that led to their formation. We encourage shareholders to maintain a long-term investment horizon and to remain focused on long-term goals. As always, but especially in these trying times, we are here to support our shareholders, and we thank you for your continued investment and trust. Should you have any questions or would like to speak with us directly, please don’t hesitate to call (800) 966-4354 or email us at fundsinfo@hennessyfunds.com.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

The Dow Jones Industrial Average and S&P 500® Index are commonly used to measure the performance of U.S. stocks. The S&P 500® Energy Sector Index is an index that comprises those companies included in the S&P 500 that are classified as members of the GICS energy sector. One cannot invest directly in an index.

HENNESSY FUNDS	1-800-966-4354
3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2020

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Cornerstone Growth Fund –
Investor Class (HFCGX)	-22.30%	-22.05%	-3.32%	4.43%
Hennessy Cornerstone Growth Fund –
Institutional Class (HICGX)	-22.19%	-21.79%	-3.02%	4.76%
Russell 2000® Index	-15.47%	-16.39%	2.88%	7.69%
S&P 500® Index	-3.16%	0.86%	9.12%	11.69%

Expense ratios:  1.34% (Investor Class); 1.01% (Institutional Class)

(1)	Periods of less than one year are not annualized.

_______________

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.

The Russell 2000® Index comprises the smallest 2,000 companies in the Russell 3000® Index based on market capitalization, representing approximately 8% of the Russell 3000® total market capitalization. The S&P 500® Index is a capitalization-weighted index that is designed to represent the broad domestic economy through changes in the aggregate market value of 500 stocks across all major industries. One cannot invest directly in an index. These indices are used herein for comparative purposes in accordance with SEC regulations.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Russell. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

Standard & Poor’s Financial Services LLC is the source and owner of the S&P® and S&P 500® trademarks.

The expense ratios presented are from the most recent prospectus. The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM
4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2020 (Unaudited)

HENNESSY CORNERSTONE GROWTH FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING MONEY MARKET FUNDS)	% NET ASSETS
Sportsman’s Warehouse Holdings, Inc.	3.16%
Leidos Holdings, Inc.	2.74%
Sony Corp. – ADR	2.51%
Crown Holdings, Inc.	2.49%
Target Corp.	2.48%
Carvana Co.	2.42%
Teekay Tankers Ltd.	2.41%
Brookfield Asset Management, Inc., Class A	2.38%
Best Buy Co., Inc.	2.36%
Universal Forest Products, Inc.	2.34%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

HENNESSY FUNDS	1-800-966-4354
5

COMMON STOCKS – 97.88%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 33.02%
America’s Car-Mart, Inc. (a)	25,196	$1,661,676	1.69%
Best Buy Co., Inc.	30,300	2,324,919	2.36%
Carvana Co. (a)	29,800	2,387,278	2.42%
Dick’s Sporting Goods, Inc.	56,100	1,648,779	1.67%
Installed Building Products, Inc. (a)	38,700	1,908,297	1.94%
KB Home	78,300	2,054,592	2.08%
M/I Homes, Inc. (a)	63,400	1,614,164	1.64%
Rent-A-Center, Inc.	92,800	1,847,184	1.87%
Skechers U.S.A., Inc. (a)	65,300	1,840,154	1.87%
Skyline Champion Corp. (a)	79,400	1,564,974	1.59%
Sony Corp. – ADR (a)(b)	38,500	2,473,625	2.51%
Sportsman’s Warehouse Holdings, Inc. (a)	434,800	3,113,168	3.16%
Target Corp.	22,300	2,447,202	2.48%
The Buckle, Inc.	106,300	1,627,453	1.65%
Williams-Sonoma, Inc.	36,600	2,263,344	2.30%
Zumiez, Inc. (a)	83,600	1,767,304	1.79%
		32,544,113	33.02%

Energy – 5.69%
Cosan Ltd. – Class A (a)(b)	120,600	1,608,804	1.63%
Teekay Tankers Ltd. (a)(b)	117,100	2,378,301	2.41%
World Fuel Services Corp.	64,800	1,620,000	1.65%
		5,607,105	5.69%

Financials – 10.16%
Brookfield Asset Management, Inc., Class A (b)	69,400	2,347,108	2.38%
Equitable Holdings, Inc.	105,700	1,936,424	1.96%
LPL Financial Holdings, Inc.	28,000	1,686,160	1.71%
The Carlyle Group, Inc.	87,300	2,046,312	2.08%
Voya Financial, Inc.	44,300	2,001,031	2.03%
		10,017,035	10.16%

Health Care – 4.03%
R1 RCM, Inc. (a)	199,500	2,058,840	2.09%
RadNet, Inc. (a)	135,400	1,911,848	1.94%
		3,970,688	4.03%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
6

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Industrials – 19.12%
Alamo Group, Inc.	22,100	$2,175,524	2.21%
American Woodmark Corp. (a)	25,400	1,305,814	1.32%
Arcosa, Inc.	60,200	2,243,654	2.28%
Atkore International Group, Inc. (a)	66,100	1,608,874	1.63%
BMC Stock Holdings, Inc. (a)	91,700	1,948,625	1.98%
Builders FirstSource, Inc. (a)	103,100	1,891,885	1.92%
Colfax Corp. (a)	73,200	1,887,828	1.91%
Howmet Aerospace, Inc.	94,100	1,229,887	1.25%
JELD-WEN Holding, Inc. (a)	111,000	1,409,700	1.43%
Triumph Group, Inc.	119,400	840,576	0.85%
Universal Forest Products, Inc.	56,000	2,302,720	2.34%
		18,845,087	19.12%

Information Technology – 19.89%
Benchmark Electronics, Inc.	77,400	1,599,084	1.62%
CDW Corp.	19,300	2,138,440	2.17%
Insight Enterprises, Inc. (a)	38,500	2,090,165	2.12%
Itron, Inc. (a)	32,400	2,262,168	2.30%
Jabil, Inc.	64,400	1,831,536	1.86%
JinkoSolar Holding Company Ltd. – ADR (a)(b)	119,600	1,892,072	1.92%
Leidos Holdings, Inc.	27,300	2,697,513	2.74%
Methode Electronics, Inc.	70,600	2,119,412	2.15%
Synnex Corp.	18,400	1,611,104	1.63%
Xerox Holdings Corp.	74,500	1,362,605	1.38%
		19,604,099	19.89%

Materials – 3.99%
Arconic Corp. (a)	22,800	198,816	0.20%
Crown Holdings, Inc. (a)	38,100	2,454,021	2.49%
Koppers Holdings, Inc. (a)	81,400	1,282,864	1.30%
		3,935,701	3.99%

Real Estate – 1.98%
CBRE Group, Inc. (a)	45,500	1,953,315	1.98%

Total Common Stocks
(Cost $131,272,201)		96,477,143	97.88%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
7

SHORT-TERM INVESTMENTS – 2.31%	Number		% of
	of Shares	Value	Net Assets
Money Market Funds – 2.31%
First American Government Obligations Fund,
Institutional Class, 0.25% (c)	2,274,895	$2,274,895	2.31%

Total Short-Term Investments
(Cost $2,274,895)		2,274,895	2.31%

Total Investments
(Cost $133,547,096) – 100.19%		98,752,038	100.19%
Liabilities in Excess of Other Assets – (0.19)%		(185,257)	(0.19)%

TOTAL NET ASSETS – 100.00%		$98,566,781	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
(a)	Non-income-producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of April 30, 2020.

Summary of Fair Value Exposure as of April 30, 2020

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2020 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$32,544,113	$—	$—	$32,544,113
Energy	5,607,105	—	—	5,607,105
Financials	10,017,035	—	—	10,017,035
Health Care	3,970,688	—	—	3,970,688
Industrials	18,845,087	—	—	18,845,087
Information Technology	19,604,099	—	—	19,604,099
Materials	3,935,701	—	—	3,935,701
Real Estate	1,953,315	—	—	1,953,315
Total Common Stocks	$96,477,143	$—	$—	$96,477,143
Short-Term Investments
Money Market Funds	$2,274,895	$—	$—	$2,274,895
Total Short-Term Investments	$2,274,895	$—	$—	$2,274,895
Total Investments	$98,752,038	$—	$—	$98,752,038

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
8

SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2020 (Unaudited)

ASSETS:
Investments in securities, at value (cost $133,547,096)	$98,752,038
Dividends and interest receivable	26,083
Receivable for fund shares sold	4,440
Prepaid expenses and other assets	18,823
Total assets	98,801,384

LIABILITIES:
Payable for fund shares redeemed	27,722
Payable to advisor	54,047
Payable to administrator	16,944
Payable to auditor	11,372
Accrued distribution fees	84,893
Accrued service fees	6,584
Accrued trustees fees	5,581
Accrued expenses and other payables	27,460
Total liabilities	234,603
NET ASSETS	$98,566,781

NET ASSETS CONSISTS OF:
Capital stock	$134,817,851
Accumulated deficit	(36,251,070)
Total net assets	$98,566,781

NET ASSETS:
Investor Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$88,878,741
Shares issued and outstanding	5,972,420
Net asset value, offering price, and redemption price per share	$14.88

Institutional Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$9,688,040
Shares issued and outstanding	627,805
Net asset value, offering price, and redemption price per share	$15.43

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
9

Financial Statements

Statement of Operations for the six months ended April 30, 2020 (Unaudited)

INVESTMENT INCOME:
Dividend income(1)	$589,963
Interest income	16,198
Total investment income	606,161

EXPENSES:
Investment advisory fees (See Note 5)	468,599
Sub-transfer agent expenses – Investor Class (See Note 5)	91,203
Sub-transfer agent expenses – Institutional Class (See Note 5)	6,358
Distribution fees – Investor Class (See Note 5)	85,388
Administration, accounting, custody, and transfer agent fees (See Note 5)	69,537
Service fees – Investor Class (See Note 5)	56,925
Federal and state registration fees	18,485
Compliance expense (See Note 5)	13,462
Audit fees	11,375
Reports to shareholders	9,197
Trustees’ fees and expenses	8,921
Legal fees	731
Other expenses	9,380
Total expenses	849,561
NET INVESTMENT LOSS	$(243,400)

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	$11,594,725
Net change in unrealized appreciation/depreciation on investments	(40,617,711)
Net loss on investments	(29,022,986)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(29,266,386)

(1)	Net of foreign taxes withheld of $2,691.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
10

STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
OPERATIONS:
Net investment loss	$(243,400)	$(45,248)
Net realized gain (loss) on investments	11,594,725	(12,686,776)
Net change in unrealized
appreciation/depreciation on investments	(40,617,711)	3,138,849
Net decrease in net assets resulting from operations	(29,266,386)	(9,593,175)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings – Investor Class	—	(12,717,829)
Distributable earnings – Institutional Class	—	(1,655,292)
Total distributions	—	(14,373,121)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	601,667	2,338,416
Proceeds from shares subscribed – Institutional Class	259,737	643,045
Dividends reinvested – Investor Class	—	12,312,126
Dividends reinvested – Institutional Class	—	1,582,859
Cost of shares redeemed – Investor Class	(10,405,549)	(27,329,933)
Cost of shares redeemed – Institutional Class	(2,346,814)	(5,351,383)
Net decrease in net assets derived
from capital share transactions	(11,890,959)	(15,804,870)
TOTAL DECREASE IN NET ASSETS	(41,157,345)	(39,771,166)

NET ASSETS:
Beginning of period	139,724,126	179,495,292
End of period	$98,566,781	$139,724,126

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	36,651	125,244
Shares sold – Institutional Class	14,738	32,446
Shares issued to holders as reinvestment
of dividends – Investor Class	—	661,942
Shares issued to holders as reinvestment
of dividends – Institutional Class	—	82,441
Shares redeemed – Investor Class	(597,965)	(1,423,630)
Shares redeemed – Institutional Class	(124,359)	(274,093)
Net decrease in shares outstanding	(670,935)	(795,650)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
11

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$19.15

Income from investment operations:
Net investment income (loss)	(0.04	)(1)
Net realized and unrealized gains (losses) on investments	(4.23)
Total from investment operations	(4.27)

Less distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Total distributions	—
Net asset value, end of period	$14.88

TOTAL RETURN	-22.30	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$88.88
Ratio of expenses to average net assets	1.37	%(3)
Ratio of net investment income (loss) to average net assets	(0.42	)%(3)
Portfolio turnover rate(4)	96	%(2)

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
12

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2019		2018	2017	2016	2015

$22.17		$24.16	$18.98	$20.00	$18.68

(0.01	)(1)	(0.17)	(0.09)	(0.02)	0.06
(1.19)		(1.82)	5.27	(0.98)	1.26
(1.20)		(1.99)	5.18	(1.00)	1.32

—		—	—	(0.02)	—
(1.82)		—	—	—	—
(1.82)		—	—	(0.02)	—
$19.15		$22.17	$24.16	$18.98	$20.00

-5.19%		-8.24%	27.29%	-5.00%	7.07%

$125.10		$158.98	$197.22	$184.61	$248.74
1.34%		1.30%	1.30%	1.32%	1.15%
(0.07)%		(0.56)%	(0.33)%	(0.18)%	0.30%
95%		133%	98%	97%	102%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
13

Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$19.83

Income from investment operations:
Net investment income (loss)	(0.01	)(1)
Net realized and unrealized gains (losses) on investments	(4.39)
Total from investment operations	(4.40)

Less distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Total distributions	—
Net asset value, end of period	$15.43

TOTAL RETURN	-22.19	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$9.69
Ratio of expenses to average net assets	1.06	%(3)
Ratio of net investment income (loss) to average net assets	(0.10	)%(3)
Portfolio turnover rate(4)	96	%(2)

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
14

FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended October 31,
2019	2018	2017	2016	2015

$22.88	$24.85	$19.46	$20.47	$19.08

0.05 (1)	0.11	0.01	0.17	0.03
(1.22)	(2.08)	5.38	(1.13)	1.36
(1.17)	(1.97)	5.39	(0.96)	1.39

—	—	—	(0.05)	—
(1.88)	—	—	—	—
(1.88)	—	—	(0.05)	—
$19.83	$22.88	$24.85	$19.46	$20.47

-4.86%	-7.93%	27.70%	-4.69%	7.29%

$14.62	$20.52	$31.65	$25.74	$38.96
1.01%	0.96%	0.97%	0.98%	0.99%
0.27%	(0.23)%	(0.00)%	0.14%	0.51%
95%	133%	98%	97%	102%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
15

Financial Statements

Notes to the Financial Statements April 30, 2020 (Unaudited)

1).  ORGANIZATION

The Hennessy Cornerstone Growth Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is long-term growth of capital. The Fund is a diversified fund.

The Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only one class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of partnership income and wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

HENNESSYFUNDS.COM
16

NOTES TO THE FINANCIAL STATEMENTS

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. The Fund is charged for those expenses that are directly attributable to its portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest $0.01. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

3).  SECURITIES VALUATION

The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

HENNESSY FUNDS	1-800-966-4354
17

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

HENNESSYFUNDS.COM
18

NOTES TO THE FINANCIAL STATEMENTS

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means that the Fund’s NAV reflects the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of April 30, 2020, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2020, were $117,978,311 and $128,501,795, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2020.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (collectively, the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2020, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

HENNESSY FUNDS	1-800-966-4354
19

5).  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment advisory services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based on the average daily net assets of the Fund at an annual rate of 0.74%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment advisory services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, printing and mailing of prospectuses to other than current shareholders, printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments of sub-transfer agent expenses by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services. These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) provides the Fund with administrative, accounting, and transfer agent services. As administrator, Fund Services is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. The servicing agreements between the Trust and Fund Services and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, accounting, custody, and transfer agent fees. The administrative, accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

HENNESSYFUNDS.COM
20

NOTES TO THE FINANCIAL STATEMENTS

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar was an affiliate of Fund Services and U.S. Bank N.A. through March 30, 2020. Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from Fund Services. As a result of the acquisition, Quasar became a wholly owned broker-dealer subsidiary of Foreside and is no longer affiliated with Fund Services or U.S. Bank N.A. The Board approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

The officers of the Fund are affiliated with the Advisor. With the exception of the Chief Compliance Officer and the Senior Compliance Officer, such officers receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments on an equal basis to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2020, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2019, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$134,392,059
Gross tax unrealized appreciation	$15,584,822
Gross tax unrealized depreciation	(10,055,455)
Net tax unrealized appreciation/(depreciation)	$5,529,367
Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Total distributable earnings	$—
Other accumulated gain/(loss)	$(12,514,051)
Total accumulated gain/(loss)	$(6,984,684)

HENNESSY FUNDS	1-800-966-4354
21

The difference between book-basis unrealized appreciation/depreciation and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

As of October 31, 2019, the Fund had capital loss carryforwards as follows:

$12,514,051	Unlimited Short-Term

As of October 31, 2019, the Fund did not defer, on a tax basis, any late-year ordinary losses. Late-year ordinary losses are net ordinary losses incurred after December 31, 2018, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2020 (year to date) and fiscal year 2019, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
Ordinary income(1)	$—	$—
Long-term capital gain	—	14,373,121
	$—	$14,373,121

(1) Ordinary income includes short-term capital gain.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2020, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

HENNESSYFUNDS.COM
22

NOTES TO THE FINANCIAL STATEMENTS/EXPENSE EXAMPLE

Expense Example (Unaudited)
April 30, 2020

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019, through April 30, 2020.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bank Global Fund Services, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

HENNESSY FUNDS	1-800-966-4354
23

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2019	April 30, 2020	During Period(1)
Investor Class
Actual	$1,000.00	$ 777.00	$6.05
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$6.87

Institutional Class
Actual	$1,000.00	$ 778.10	$4.69
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.32

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.37% for Investor Class shares or 1.06% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 182/366 days (to reflect the half-year period).

HENNESSYFUNDS.COM
24

EXPENSE EXAMPLE — ELECTRONIC DELIVERY

How to Obtain a Copy of the Fund’s Proxy
Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or on request by calling 1-800-966-4354.

Federal Tax Distribution Information
(Unaudited)

For fiscal year 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2019 was 0.00%.

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0.00%.

Important Notice Regarding Delivery
of Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Electronic Delivery

The Funds offer shareholders the option to receive account statements, prospectuses, tax forms, and shareholder reports online. To sign up for eDelivery, please visit www.hennessyfunds.com/account. You may change your delivery preference at any time by visiting our website or calling U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124.

HENNESSY FUNDS	1-800-966-4354
25

Board Approval of Investment Advisory
Agreement

At its meeting on March 12, 2020, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”). As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties and the relevant factors for them to consider with respect to approving the advisory agreement. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the services provided by the Advisor;

(4)	A written discussion of economies of scale;

(5)	A summary of the key terms of the advisory agreement;

(6)	A recent Fund fact sheet, which included performance information over various periods;

(7)	A peer expense comparison of the net expense ratio and investment advisory fee of the Fund; and

(8)	The Advisor’s financial statements from its most recent Form 10-K and Form 10-Q.

All of the factors discussed were considered as a whole by the Trustees and by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

HENNESSYFUNDS.COM
26

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(4)	The costs and profitability of the Fund to the Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund (other than the advisory fee).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund and noted that their overall confidence in the Advisor was high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor and that the nature and extent of the services provided by the Advisor were appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	seeks best execution for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the liquidity of each Fund.

(d)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(e)
The Advisor monitors compliance with federal securities laws, maintains a compliance program (including a code of ethics), conducts ongoing reviews of the compliance programs of the Fund’s service providers, as feasible, conducts on-site visits to the Fund’s service providers, monitors incidents of abusive trading practices, reviews Fund expense accruals, payments, and fixed expense ratios, evaluates insurance providers for fidelity bond, D&O/E&O insurance, and cybersecurity insurance coverage, manages regulatory examination compliance and responses, conducts employee compliance training, reviews reports provided by service providers, and maintains books and records.

(f)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

(g)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(h)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

HENNESSY FUNDS	1-800-966-4354
27

(i)	For each annual report of the Fund, the Advisor prepares a written summary of the Fund’s performance during the most recent 12-month period.

(j)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Ameritrade, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(k)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(l)	The Advisor provides a quarterly compliance certification to the Board.

(m)
The Advisor prepares or reviews all Board materials, frequently presents to the Board and leads Board discussions, prepares or reviews all meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on such information, the Trustees determined that the Advisor manages the Fund in a manner materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various periods warranted continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether the Advisor was realizing economies of scale that it should share with the Fund’s shareholders. The Trustees noted that the assets of the Fund had declined over the prior year. In addition, the Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees, so the Advisor does not realize material economies of scale relating to those expenses as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to contain expenses through actions such as renegotiating service contracts, the Advisor’s significant marketing efforts to promote the Funds, the Advisor’s investments in personnel to manage the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain

HENNESSYFUNDS.COM
28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

circumstances. The Trustees noted that it did not appear that the Advisor was realizing economies of scale at current asset levels and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund (other than the advisory fee). The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable, which was based on, among other things, the Trustees’ finding that the research, analytical, statistical, and other information and services provided by brokers are merely supplemental to the Advisor’s own efforts in the performance of its duties under the advisory agreement.

After reviewing the materials and information provided at the meeting, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, brokerage commissions information, the adequacy and efficacy of the Advisor’s written policies and procedures, other regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

HENNESSY FUNDS	1-800-966-4354
29

For information, questions, or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT, &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

www.hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2020

HENNESSY FOCUS FUND

Investor Class  HFCSX
Institutional Class  HFCIX

IMPORTANT NOTICE REGARDING ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual reports will no longer be sent by mail unless you specifically request paper copies from the Hennessy Funds or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Hennessy Funds electronically by visiting www.hennessyfunds.com/account or by calling U.S. Bank Global Fund Services at 1-800-261-6950. If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling U.S. Bank Global Fund Services at 1-800-261-6950 or, if you own your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive paper copies of reports will apply to all Funds in the Hennessy Funds family.

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	24
Proxy Voting Policy and Proxy Voting Records	26
Availability of Quarterly Portfolio Schedule	26
Federal Tax Distribution Information	26
Important Notice Regarding Delivery of Shareholder Documents	26
Electronic Delivery	26
Board Approval of Investment Advisory Agreements	27

HENNESSY FUNDS	1-800-966-4354

June 2020

Dear Hennessy Funds Shareholder:

First and foremost, I hope this communication finds you and your loved ones safe and healthy. In many ways, the COVID-19 pandemic has turned the world upside down in recent months, and we at Hennessy have joined the rest of the world in witnessing and experiencing its profound effect on public health, the global economy, and the everyday lives of people around the world.  In response to the crisis, we invoked our business continuity plan in mid-March to ensure a smooth transition to remote work for all of our employees, who have been working safely and productively from home. We want to assure our Hennessy Funds shareholders that our operations are uninterrupted and functioning normally.

The past six months have been marked by extremes. During the first half of the period from November 2019 through January 2020, the bull market, supported by strong corporate fundamentals, continued to move higher, and investors appeared focused on record-low unemployment and strong economic growth. In mid-February, the major U.S. market indices hit all-time highs, but then, within just a matter of weeks, lost over one-third of their values as the COVID-19 pandemic unfolded. Shelter-in-place and business closure orders rippled through the nation, causing initial unemployment claims to skyrocket to their highest number in history. The market then rallied back and posted double-digit positive returns in April.

For the six months ended April 30, 2020, on a total return basis, the Dow Jones Industrial Average was down 8.9% and the S&P 500® Index was down 3.2%. Small-cap and mid-cap stocks generally fared worse than large-cap stocks during the period, and the Financial sector was particularly hard hit as the Federal Reserve aggressively cut the federal funds rate in an effort to stabilize the economy. The Energy sector was crushed by both the sudden loss of demand due to COVID-19 and the oversupply caused by the surprise market-share battle between Russia and Saudi Arabia, and the S&P 500® Energy Sector Index ended the six-month period down over 30%.

The COVID-19 pandemic is an unprecedented event, and the duration and full extent of the economic impact is unknown. In the moment, there is always the concern that ‘this time is different.’ But, when you are able to look at past financial, political, and health crises with the benefit of 20/20 hindsight, history has demonstrated that our economy and financial markets have always rebounded and recovered eventually. If you look back to the last market downturn in 2008, economic fundamentals were weak compared to the market in 2020, where the overall underpinnings were – and are still – quite strong.  Publicly listed companies today have plenty of cash, with over $5 trillion on balance sheets of the S&P 500® companies alone, and I believe that most will survive and that many may emerge from the current crisis even stronger.

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

We understand that this market volatility and economic uncertainty is jarring to many investors, and we continue to monitor events and the markets. We remain focused on managing our high-conviction portfolios for the long-term benefit of our shareholders, and we are confident in the time-tested strategies and rigorous research that led to their formation. We encourage shareholders to maintain a long-term investment horizon and to remain focused on long-term goals. As always, but especially in these trying times, we are here to support our shareholders, and we thank you for your continued investment and trust. Should you have any questions or would like to speak with us directly, please don’t hesitate to call (800) 966-4354 or email us at fundsinfo@hennessyfunds.com.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

The Dow Jones Industrial Average and S&P 500® Index are commonly used to measure the performance of U.S. stocks. The S&P 500® Energy Sector Index is an index that comprises those companies included in the S&P 500 that are classified as members of the GICS energy sector. One cannot invest directly in an index.

HENNESSY FUNDS	1-800-966-4354
3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2020

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Focus Fund –
Investor Class (HFCSX)	-17.53%	-10.23%	4.01%	9.77%
Hennessy Focus Fund –
Institutional Class (HFCIX)	-17.40%	-9.94%	4.39%	10.12%
Russell 3000® Index	-4.33%	-1.04%	8.33%	11.29%
Russell Midcap® Growth Index	-1.78%	0.23%	8.88%	12.19%

Expense ratios:  1.47% (Investor Class); 1.12% (Institutional Class)

(1)	Periods of less than one year are not annualized.

_______________

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com. Performance for periods on or prior to October 26, 2012, is that of the FBR Focus Fund.

The Russell 3000® Index comprises the 3,000 largest U.S. companies based on market capitalization, representing approximately 98% of the investable U.S. equities market. The Russell Midcap® Growth Index comprises approximately 65% of the total market value of the Russell Midcap® Index and includes companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an index. These indices are used herein for comparative purposes in accordance with SEC regulations.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Russell. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

The expense ratios presented are from the most recent prospectus. The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM
4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2020 (Unaudited)

HENNESSY FOCUS FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING MONEY MARKET FUNDS)	% NET ASSETS
Brookfield Asset Management, Inc., Class A	10.32%
CarMax, Inc.	10.19%
O’Reilly Automotive, Inc.	9.85%
American Tower Corp., Class A	9.37%
Markel Corp.	8.67%
Aon PLC	7.92%
Encore Capital Group, Inc.	7.07%
American Woodmark Corp.	6.05%
NVR, Inc.	5.77%
Ashtead Group PLC	5.58%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

HENNESSY FUNDS	1-800-966-4354
5

COMMON STOCKS – 89.09%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 27.14%
CarMax, Inc. (a)	1,559,717	$114,873,157	10.19%
NVR, Inc. (a)	20,984	65,050,400	5.77%
O’Reilly Automotive, Inc. (a)	287,218	110,963,802	9.85%
Restoration Hardware Holdings, Inc. (a)	104,116	14,969,799	1.33%
		305,857,158	27.14%

Financials – 38.86%
Aon PLC (b)	516,581	89,198,041	7.92%
Brookfield Asset Management, Inc., Class A (b)	3,439,047	116,308,586	10.32%
Encore Capital Group, Inc. (a)(d)	3,067,416	79,691,468	7.07%
Markel Corp. (a)	112,831	97,693,593	8.67%
Marlin Business Services Corp. (d)	1,010,273	10,749,305	0.95%
The Charles Schwab Corp.	1,175,168	44,327,337	3.93%
		437,968,330	38.86%

Industrials – 17.87%
American Woodmark Corp. (a)(d)	1,325,021	68,119,330	6.05%
Ametek, Inc.	316,322	26,529,926	2.35%
Ashtead Group PLC (b)	2,293,317	62,823,085	5.58%
Hexcel Corp.	1,134,608	39,246,091	3.48%
Mistras Group, Inc. (a)	971,558	4,614,900	0.41%
		201,333,332	17.87%

Information Technology – 5.22%
SS&C Technologies Holdings, Inc.	1,067,191	58,866,255	5.22%

Total Common Stocks
(Cost $595,132,355)		1,004,025,075	89.09%

REITS – 9.37%
Financials – 9.37%
American Tower Corp., Class A	443,706	105,602,028	9.37%

Total REITS
(Cost $871,527)		105,602,028	9.37%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
6

SCHEDULE OF INVESTMENTS

SHORT-TERM INVESTMENTS – 1.72%	Number		% of
	of Shares	Value	Net Assets
Money Market Funds – 1.72%
First American Government Obligations Fund,
Institutional Class, 0.25% (c)	19,440,273	$19,440,273	1.72%

Total Short-Term Investments
(Cost $19,440,273)		19,440,273	1.72%

Total Investments
(Cost $615,444,155) – 100.18%		1,129,067,376	100.18%
Liabilities in Excess of Other Assets – (0.18)%		(2,058,696)	(0.18)%

TOTAL NET ASSETS – 100.00%		$1,127,008,680	100.00%

Percentages are stated as a percent of net assets.

PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income-producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of April 30, 2020.
(d)
Investment in affiliated security. Investment represents five percent or more of the outstanding voting securities of the issuer, making the issuer an affiliate of the Fund, as defined in the Investment Company Act of 1940, as amended, for the six months ended April 30, 2020. Details of transactions with affiliated companies for the six months ended April 30, 2020, are as follows:

	Common Stocks
	American	Encore	Marlin
	Woodmark	Capital	Business
	Corp.	Group, Inc.	Services Corp.	Total
Beginning Cost – November 1, 2019	$63,553,435	$104,853,067	$15,865,289	$184,271,791
Purchase Cost	$—	$—	$—	$—
Sales Cost	$(2,365,758)	$(733,287)	$—	$(3,099,045)
Ending Cost – April 30, 2020	$61,187,677	$104,119,780	$15,865,289	$181,172,746
Dividend Income	$—	$—	$282,876	$282,876
Net Change in Unrealized
Appreciation/Depreciation	$(63,726,485)	$(21,880,632)	$(13,234,576)	$(98,841,693)
Realized Gain/Loss	$750,628	$(182,630)	$—	$567,998
Shares	1,325,021	3,067,416	1,010,273	5,402,710
Market Value – April 30, 2020	$68,119,330	$79,691,468	$10,749,305	$158,560,103

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
7

Summary of Fair Value Exposure as of April 30, 2020

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2020 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$305,857,158	$—	$—	$305,857,158
Financials	437,968,330	—	—	437,968,330
Industrials	201,333,332	—	—	201,333,332
Information Technology	58,866,255	—	—	58,866,255
Total Common Stocks	$1,004,025,075	$—	$—	$1,004,025,075
REITS
Financials	$105,602,028	$—	$—	$105,602,028
Total REITS	$105,602,028	$—	$—	$105,602,028
Short-Term Investments
Money Market Funds	$19,440,273	$—	$—	$19,440,273
Total Short-Term Investments	$19,440,273	$—	$—	$19,440,273
Total Investments	$1,129,067,376	$—	$—	$1,129,067,376

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
8

SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2020 (Unaudited)

ASSETS:
Investments in unaffiliated securities, at value (cost $434,271,409)	$970,507,273
Investments in affiliated securities, at value (cost $181,172,746)	158,560,103
Total investments in securities, at value (cost $615,444,155)	1,129,067,376
Dividends and interest receivable	230,604
Receivable for fund shares sold	771,727
Receivable for securities sold	1,376,981
Prepaid expenses and other assets	52,645
Total assets	1,131,499,333

LIABILITIES:
Payable for fund shares redeemed	3,077,192
Payable to advisor	811,578
Payable to administrator	191,372
Payable to auditor	11,373
Accrued distribution fees	110,426
Accrued service fees	58,014
Accrued expenses and other payables	230,698
Total liabilities	4,490,653
NET ASSETS	$1,127,008,680

NET ASSETS CONSISTS OF:
Capital stock	$355,862,305
Total distributable earnings	771,146,375
Total net assets	$1,127,008,680

NET ASSETS:
Investor Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$717,212,003
Shares issued and outstanding	11,308,379
Net asset value, offering price, and redemption price per share	$63.42

Institutional Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$409,796,677
Shares issued and outstanding	6,251,196
Net asset value, offering price, and redemption price per share	$65.55

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
9

Financial Statements

Statement of Operations for the six months ended April 30, 2020 (Unaudited)

INVESTMENT INCOME:
Dividend income from unaffiliated securities(1)	$4,303,415
Dividend income from affiliated securities	282,876
Interest income	216,294
Total investment income	4,802,585

EXPENSES:
Investment advisory fees (See Note 5)	7,126,066
Sub-transfer agent expenses – Investor Class (See Note 5)	1,093,264
Sub-transfer agent expenses – Institutional Class (See Note 5)	309,559
Administration, accounting, custody, and transfer agent fees (See Note 5)	802,719
Distribution fees – Investor Class (See Note 5)	777,946
Service fees – Investor Class (See Note 5)	518,630
Reports to shareholders	48,453
Federal and state registration fees	36,493
Trustees’ fees and expenses	17,872
Compliance expense (See Note 5)	13,462
Audit fees	11,375
Legal fees	8,964
Interest expense (See Note 7)	4,172
Other expenses	90,112
Total expenses	10,859,087
NET INVESTMENT LOSS	$(6,056,502)

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments:
Unaffiliated investments	$271,791,120
Affiliated investments	567,998
Net change in unrealized appreciation/depreciation on investments:
Unaffiliated investments	(449,646,491)
Affiliated investments	(98,841,693)
Net loss on investments	(276,129,066)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(282,185,568)

(1)	Net of foreign taxes withheld of $152,136.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
10

STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
OPERATIONS:
Net investment loss	$(6,056,502)	$(10,051,840)
Net realized gain on investments	272,359,118	247,439,832
Net change in unrealized
appreciation/depreciation on investments	(548,488,184)	152,257,794
Net increase (decrease) in net assets
resulting from operations	(282,185,568)	389,645,786

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings – Investor Class	(124,333,581)	(222,108,992)
Distributable earnings – Institutional Class	(60,331,162)	(129,337,592)
Total distributions	(184,664,743)	(351,446,584)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	71,800,907	68,175,822
Proceeds from shares subscribed – Institutional Class	74,823,478	106,498,153
Dividends reinvested – Investor Class	122,154,479	218,459,005
Dividends reinvested – Institutional Class	53,173,071	112,851,020
Cost of shares redeemed – Investor Class	(387,949,323)	(449,379,880)
Cost of shares redeemed – Institutional Class	(139,590,290)	(446,765,359)
Net decrease in net assets derived
from capital share transactions	(205,587,678)	(390,161,239)
TOTAL DECREASE IN NET ASSETS	(672,437,989)	(351,962,037)

NET ASSETS:
Beginning of period	1,799,446,669	2,151,408,706
End of period	$1,127,008,680	$1,799,446,669

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	888,118	874,775
Shares sold – Institutional Class	967,498	1,347,453
Shares issued to holders as reinvestment
of dividends – Investor Class	1,522,553	3,226,392
Shares issued to holders as reinvestment
of dividends – Institutional Class	642,032	1,620,026
Shares redeemed – Investor Class	(5,356,609)	(5,945,263)
Shares redeemed – Institutional Class	(2,033,339)	(5,770,900)
Net decrease in shares outstanding	(3,369,747)	(4,647,517)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
11

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$85.11

Income from investment operations:
Net investment loss	(0.34	)(1)
Net realized and unrealized gains (losses) on investments	(12.79)
Total from investment operations	(13.13)

Less distributions:
Dividends from net investment income	—
Dividends from net realized gains	(8.56)
Total distributions	(8.56)
Net asset value, end of period	$63.42

TOTAL RETURN	-17.53	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$717.21
Ratio of expenses to average net assets	1.49	%(3)
Ratio of net investment loss to average net assets	(0.88	)%(3)
Portfolio turnover rate(4)	2	%(2)

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
12

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2019		2018	2017	2016	2015

$83.20		$84.92	$70.63	$71.94	$69.46

(0.52	)(1)	(0.86)	(0.51)	(0.45)	(0.33)
16.90		(0.85)	14.80	(0.72)	8.07
16.38		(1.71)	14.29	(1.17)	7.74

—		—	—	—	(0.02)
(14.47)		(0.01)	—	(0.14)	(5.24)
(14.47)		(0.01)	—	(0.14)	(5.26)
$85.11		$83.20	$84.92	$70.63	$71.94

24.16%		-2.02%	20.23%	-1.63%	11.83%

$1,213.20		$1,339.45	$1,675.00	$1,626.71	$1,615.36
1.47%		1.47%	1.48%	1.47%	1.46%
(0.67)%		(0.72)%	(0.51)%	(0.65)%	(0.55)%
2%		13%	5%	2%	4%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
13

Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$87.83

Income from investment operations:
Net investment loss	(0.21	)(1)
Net realized and unrealized gains (losses) on investments	(13.23)
Total from investment operations	(13.44)

Less distributions:
Dividends from net investment income	—
Dividends from net realized gains	(8.84)
Total distributions	(8.84)
Net asset value, end of period	$65.55

TOTAL RETURN	-17.40	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$409.80
Ratio of expenses to average net assets	1.14	%(3)
Ratio of net investment loss to average net assets	(0.54	)%(3)
Portfolio turnover rate(4)	2	%(2)

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
14

FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended October 31,
2019		2018	2017	2016	2015

$85.66		$87.10	$72.17	$73.24	$70.50

(0.25	)(1)	(0.28)	(0.11)	(0.14)	(0.08)
17.41		(1.15)	15.04	(0.79)	8.19
17.16		(1.43)	14.93	(0.93)	8.11

—		—	—	—	(0.05)
(14.99)		(0.01)	—	(0.14)	(5.32)
(14.99)		(0.01)	—	(0.14)	(5.37)
$87.83		$85.66	$87.10	$72.17	$73.24

24.59%		-1.65%	20.69%	-1.27%	12.23%

$586.25		$811.96	$1,057.32	$765.82	$520.06
1.12%		1.09%	1.10%	1.10%	1.11%
(0.32)%		(0.34)%	(0.13)%	(0.28)%	(0.19)%
2%		13%	5%	2%	4%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
15

Financial Statements

Notes to the Financial Statements April 30, 2020 (Unaudited)

1).  ORGANIZATION

The Hennessy Focus Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is capital appreciation. The Fund is a non-diversified fund.

The Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only one class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes –No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

HENNESSYFUNDS.COM
16

NOTES TO THE FINANCIAL STATEMENTS

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. The Fund is charged for those expenses that are directly attributable to its portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest $0.01. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

i).
Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/loss on investments. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

j).
REIT Equity Securities – The Fund may invest in the equity securities of real estate investment trusts (“REITs”). Distributions received from REITs may be classified as dividends, capital gains, or return of capital. Investments in REITs may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. At other times, investments in a REIT may result in the Fund’s receipt of cash in excess of the REIT’s earnings. If the Fund distributes these amounts, these distributions could constitute a return of capital to Fund

HENNESSY FUNDS	1-800-966-4354
17

shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

3).  SECURITIES VALUATION

The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

HENNESSYFUNDS.COM
18

NOTES TO THE FINANCIAL STATEMENTS

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means that the Fund’s NAV reflects the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

HENNESSY FUNDS	1-800-966-4354
19

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of April 30, 2020, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2020, were $25,433,487 and $409,676,325, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2020.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (collectively, the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2020, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment advisory services under an Investment Advisory Agreement. The Advisor oversees the provision of investment advice and furnishes office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based on the average daily net assets of the Fund at an annual rate of 0.90%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Advisor has delegated the day-to-day management of the Fund to a sub-advisor, Broad Run Investment Management, LLC. The Advisor pays the sub-advisory fees from its own assets, and these fees are not an additional expense of the Fund. During the six months ended April 30, 2020, the Advisor (not the Fund) paid a sub-advisory fee at the rate of 0.29% of the daily net assets of the Fund.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment advisory services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, printing and

HENNESSYFUNDS.COM
20

NOTES TO THE FINANCIAL STATEMENTS

mailing of prospectuses to other than current shareholders, printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments of sub-transfer agent expenses by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services. These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) provides the Fund with administrative, accounting, and transfer agent services. As administrator, Fund Services is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. The servicing agreements between the Trust and Fund Services and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, accounting, custody, and transfer agent fees. The administrative, accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar was an affiliate of Fund Services and U.S. Bank N.A. through March 30, 2020. Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from Fund Services. As a result of the acquisition, Quasar became a wholly owned broker-dealer subsidiary of Foreside and is no longer affiliated with Fund Services or U.S. Bank N.A. The Board approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

The officers of the Fund are affiliated with the Advisor. With the exception of the Chief Compliance Officer and the Senior Compliance Officer, such officers receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments on an equal basis to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

HENNESSY FUNDS	1-800-966-4354
21

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2020, the Fund had an outstanding average daily balance and a weighted average interest rate of $206,209 and 4.00%, respectively. The interest expensed by the Fund during the six months ended April 30, 2020, is included in the Statement of Operations. The maximum amount outstanding for the Fund during the period was $10,356,000. As of April 30, 2020, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2019, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$736,862,699
Gross tax unrealized appreciation	$1,085,596,555
Gross tax unrealized depreciation	(23,485,150)
Net tax unrealized appreciation/(depreciation)	$1,062,111,405
Undistributed ordinary income	$—
Undistributed long-term capital gains	184,664,689
Total distributable earnings	$184,664,689
Other accumulated gain/(loss)	$(8,779,408)
Total accumulated gain/(loss)	$1,237,996,686

As of October 31, 2019, the Fund had no tax basis capital losses to offset future capital gains.

As of October 31, 2019, the Fund deferred, on a tax basis, a late-year ordinary loss of $8,779,408. Late-year ordinary losses are net ordinary losses incurred after December 31, 2018, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2020 (year to date) and fiscal year 2019, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
Ordinary income(1)	$—	$—
Long-term capital gain	184,664,743	351,446,584
	$184,664,743	$351,446,584

(1) Ordinary income includes short-term capital gain.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2020, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

HENNESSYFUNDS.COM
22

NOTES TO THE FINANCIAL STATEMENTS

(This Page Intentionally Left Blank.)

HENNESSY FUNDS	1-800-966-4354
23

Expense Example (Unaudited)
April 30, 2020

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019, through April 30, 2020.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bank Global Fund Services, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

HENNESSYFUNDS.COM
24

EXPENSE EXAMPLE

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2019	April 30, 2020	During Period(1)
Investor Class
Actual	$1,000.00	$ 824.70	$6.76
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.47

Institutional Class
Actual	$1,000.00	$ 826.00	$5.18
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.72

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.49% for Investor Class shares or 1.14% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 182/366 days (to reflect the half-year period).

HENNESSY FUNDS	1-800-966-4354
25

How to Obtain a Copy of the Fund’s Proxy
Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or on request by calling 1-800-966-4354.

Federal Tax Distribution Information (Unaudited)

For fiscal year 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2019 was 0.00%.

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0.00%.

Important Notice Regarding Delivery
of Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Electronic Delivery

The Funds offer shareholders the option to receive account statements, prospectuses, tax forms, and shareholder reports online. To sign up for eDelivery, please visit www.hennessyfunds.com/account. You may change your delivery preference at any time by visiting our website or calling U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124.

HENNESSYFUNDS.COM
26

PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Board Approval of Investment Advisory
Agreements

At its meeting on March 12, 2020, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”) and the sub-advisory agreement for the Fund between the Advisor and Broad Run Investment Management, LLC (the “Sub-Advisor”). As part of the process of approving the continuation of the advisory and sub-advisory agreements, the Trustees reviewed their fiduciary duties and the relevant factors for them to consider with respect to approving the advisory and sub-advisory agreements. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory and sub-advisory agreements.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory and sub-advisory agreements. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory and sub-advisory agreements and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory and sub-advisory agreements and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the services provided by the Advisor and the Sub-Advisor and the distinction between the Advisor-provided services and the Sub-Advisor-provided services;

(4)	A written discussion of economies of scale;

(5)	Summaries of the key terms of the advisory and sub-advisory agreements;

(6)	A recent Fund fact sheet, which included performance information over various periods;

(7)	A peer expense comparison of the net expense ratio and investment advisory fee of the Fund;

(8)	The Advisor’s financial statements from its most recent Form 10-K and Form 10-Q;

(9)	A completed questionnaire from the Sub-Advisor;

(10)	A summary of the Sub-Advisor’s questionnaire and relevant information from the Sub-Advisor’s Form ADV Parts I and II;

(11)	The Sub-Advisor’s Code of Ethics; and

(12)	Financial information of the Sub-Advisor.

All of the factors discussed were considered as a whole by the Trustees and by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory and sub-advisory agreements. The Trustees recognized that the management and fee

HENNESSY FUNDS	1-800-966-4354
27

arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory and sub-advisory agreements, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor and the Sub-Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

(4)	The costs and profitability of the Fund to the Advisor and the Sub-Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor and the Sub-Advisor from serving as an investment advisor to the Fund (other than the advisory and sub-advisory fees).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund and noted that their overall confidence in the Advisor was high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor and that the nature and extent of the services provided by the Advisor were appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor oversees the Sub-Advisor for the Fund, and the Sub-Advisor acts as the portfolio manager for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the liquidity of each Fund.

(d)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(e)
The Advisor monitors compliance with federal securities laws, maintains a compliance program (including a code of ethics), conducts ongoing reviews of the compliance programs of the Sub-Advisor and the Fund’s other service providers, as feasible, conducts on-site visits to the Sub-Advisor and the Fund’s other service providers, monitors incidents of abusive trading practices, reviews Fund expense accruals, payments, and fixed expense ratios, evaluates insurance providers for fidelity bond, D&O/E&O insurance, and cybersecurity insurance coverage, manages regulatory examination compliance and responses, conducts employee compliance training, reviews reports provided by service providers, and maintains books and records.

HENNESSYFUNDS.COM
28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(f)
The Advisor oversees the selection and continued employment of the Sub-Advisor, reviews the Fund’s investment performance, and monitors the Sub-Advisor’s adherence to the Fund’s investment objectives, policies, and restrictions.

(g)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

(h)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(i)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(j)	For each annual report of the Fund, the Advisor reviews the written summary prepared by the Sub-Advisor of the Fund’s performance during the most recent 12-month period.

(k)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Ameritrade, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(l)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(m)	The Advisor provides a quarterly compliance certification to the Board.

(n)
The Advisor prepares or reviews all Board materials, frequently presents to the Board and leads Board discussions, prepares or reviews all meeting minutes, and arranges for Board training and education.

(2)	The Trustees considered the services identified below that are provided by the Sub-Advisor:

(a)	The Sub-Advisor acts as the portfolio manager for the Fund. In this capacity, the Sub-Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	seeks best execution for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Sub-Advisor ensures that its compliance program includes policies and procedures relevant to the Fund and the Sub-Advisor’s duties as a portfolio manager to the Fund.

(c)	For each annual report of the Fund, the Sub-Advisor prepares a written summary of the Fund’s performance during the most recent 12-month period.

HENNESSY FUNDS	1-800-966-4354
29

(d)
The Sub-Advisor provides a quarterly compliance certification to the Board regarding trading and allocation practices, supervisory matters, the Sub-Advisor’s compliance program (including its code of ethics), compliance with the Fund’s policies, and general firm updates.

(3)
The Trustees considered the distinction between the services performed by the Advisor and the Sub-Advisor. The Trustees noted that the management of the Fund, including the oversight of the Sub-Advisor, involves more comprehensive and substantive duties than the duties of the Sub-Advisor. Specifically, the Trustees considered the lists of services identified above and concluded that the services performed by the Advisor for the Fund require a higher level of service and oversight than the services performed by the Sub-Advisor. Based on this determination, the Trustees concluded that the differential in advisory fees between the Advisor and the Sub-Advisor is reasonable.

(4)
The Trustees compared the performance of the Fund to benchmark indices over various periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on such information, the Trustees determined that the Advisor and the Sub-Advisor manage the Fund in a manner materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various periods warranted continuation of the advisory and sub-advisory agreements.

(5)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory and sub-advisory agreements.

(6)
The Trustees also considered whether the Advisor was realizing economies of scale that it should share with the Fund’s shareholders. The Trustees noted that the assets of the Fund had declined over the prior year. In addition, the Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees, so the Advisor does not realize material economies of scale relating to those expenses as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to contain expenses through actions such as renegotiating service contracts, the Advisor’s significant marketing efforts to promote the Funds, the Advisor’s investments in personnel to manage the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain circumstances. The Trustees determined that it did not appear that the Advisor was realizing significant economies of scale and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(7)
The Trustees considered the profitability of the Advisor and the Sub-Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into

HENNESSYFUNDS.COM
30

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor and the Sub-Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(8)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(9)
The Trustees considered any benefits to the Advisor and the Sub-Advisor from serving as an advisor to the Fund (other than the advisory and sub-advisory fees). The Trustees noted that the Advisor and the Sub-Advisor may derive ancillary benefits from, by way of example, their association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor and the Sub-Advisor from their relationship with the Fund were reasonable, which was based on, among other things, the Trustees’ findings that (i) the research, analytical, statistical, and other information and services provided by brokers are merely supplemental to the Advisor’s and the Sub-Advisor’s own efforts in the performance of their duties under the advisory and sub-advisory agreements and (ii) although the Sub-Advisor could derive benefits from the conversion of Fund shareholders into separate account clients, the Fund also could benefit from potential institutional shareholders who might choose to invest in the Fund.

After reviewing the materials and information provided at the meeting, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor and the Sub-Advisor, the performance of the Fund, expense information, brokerage commissions information, the adequacy and efficacy of the Advisor’s and the Sub-Advisor’s written policies and procedures, other regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory and sub-advisory agreements.

HENNESSY FUNDS	1-800-966-4354
31

(This Page Intentionally Left Blank.)

For information, questions, or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT, &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

www.hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2020

HENNESSY CORNERSTONE MID CAP 30 FUND

Investor Class  HFMDX
Institutional Class  HIMDX

IMPORTANT NOTICE REGARDING ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual reports will no longer be sent by mail unless you specifically request paper copies from the Hennessy Funds or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Hennessy Funds electronically by visiting www.hennessyfunds.com/account or by calling U.S. Bank Global Fund Services at 1-800-261-6950. If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling U.S. Bank Global Fund Services at 1-800-261-6950 or, if you own your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive paper copies of reports will apply to all Funds in the Hennessy Funds family.

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	23
Proxy Voting Policy and Proxy Voting Records	25
Availability of Quarterly Portfolio Schedule	25
Federal Tax Distribution Information	25
Important Notice Regarding Delivery of Shareholder Documents	25
Electronic Delivery	25
Board Approval of Investment Advisory Agreement	26

HENNESSY FUNDS	1-800-966-4354

June 2020

Dear Hennessy Funds Shareholder:

First and foremost, I hope this communication finds you and your loved ones safe and healthy. In many ways, the COVID-19 pandemic has turned the world upside down in recent months, and we at Hennessy have joined the rest of the world in witnessing and experiencing its profound effect on public health, the global economy, and the everyday lives of people around the world.  In response to the crisis, we invoked our business continuity plan in mid-March to ensure a smooth transition to remote work for all of our employees, who have been working safely and productively from home. We want to assure our Hennessy Funds shareholders that our operations are uninterrupted and functioning normally.

The past six months have been marked by extremes. During the first half of the period from November 2019 through January 2020, the bull market, supported by strong corporate fundamentals, continued to move higher, and investors appeared focused on record-low unemployment and strong economic growth. In mid-February, the major U.S. market indices hit all-time highs, but then, within just a matter of weeks, lost over one-third of their values as the COVID-19 pandemic unfolded. Shelter-in-place and business closure orders rippled through the nation, causing initial unemployment claims to skyrocket to their highest number in history. The market then rallied back and posted double-digit positive returns in April.

For the six months ended April 30, 2020, on a total return basis, the Dow Jones Industrial Average was down 8.9% and the S&P 500® Index was down 3.2%. Small-cap and mid-cap stocks generally fared worse than large-cap stocks during the period, and the Financial sector was particularly hard hit as the Federal Reserve aggressively cut the federal funds rate in an effort to stabilize the economy. The Energy sector was crushed by both the sudden loss of demand due to COVID-19 and the oversupply caused by the surprise market-share battle between Russia and Saudi Arabia, and the S&P 500® Energy Sector Index ended the six-month period down over 30%.

The COVID-19 pandemic is an unprecedented event, and the duration and full extent of the economic impact is unknown. In the moment, there is always the concern that ‘this time is different.’ But, when you are able to look at past financial, political, and health crises with the benefit of 20/20 hindsight, history has demonstrated that our economy and financial markets have always rebounded and recovered eventually. If you look back to the last market downturn in 2008, economic fundamentals were weak compared to the market in 2020, where the overall underpinnings were – and are still – quite strong.  Publicly listed companies today have plenty of cash, with over $5 trillion on balance sheets of the S&P 500® companies alone, and I believe that most will survive and that many may emerge from the current crisis even stronger.

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

We understand that this market volatility and economic uncertainty is jarring to many investors, and we continue to monitor events and the markets. We remain focused on managing our high-conviction portfolios for the long-term benefit of our shareholders, and we are confident in the time-tested strategies and rigorous research that led to their formation. We encourage shareholders to maintain a long-term investment horizon and to remain focused on long-term goals. As always, but especially in these trying times, we are here to support our shareholders, and we thank you for your continued investment and trust. Should you have any questions or would like to speak with us directly, please don’t hesitate to call (800) 966-4354 or email us at fundsinfo@hennessyfunds.com.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

The Dow Jones Industrial Average and S&P 500® Index are commonly used to measure the performance of U.S. stocks. The S&P 500® Energy Sector Index is an index that comprises those companies included in the S&P 500 that are classified as members of the GICS energy sector. One cannot invest directly in an index.

HENNESSY FUNDS	1-800-966-4354
3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2020

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Cornerstone
Mid Cap 30 Fund –
Investor Class (HFMDX)	-20.57%	-23.80%	-4.01%	5.75%
Hennessy Cornerstone
Mid Cap 30 Fund –
Institutional Class (HIMDX)	-20.47%	-23.53%	-3.68%	6.11%
Russell Midcap® Index	-11.63%	-10.00%	4.81%	9.83%
S&P 500® Index	-3.16%	0.86%	9.12%	11.69%

Expense ratios:  1.36% (Investor Class); 1.00% (Institutional Class)

(1)	Periods of less than one year are not annualized.

_______________

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.

The Russell Midcap® Index comprises approximately 800 of the smallest securities of the Russell 1000® Index based on a combination of market capitalization and current index membership. The S&P 500® Index is a capitalization-weighted index that is designed to represent the broad domestic economy through changes in the aggregate market value of 500 stocks across all major industries. One cannot invest directly in an index. These indices are used herein for comparative purposes in accordance with SEC regulations.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Russell. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

Standard & Poor’s Financial Services LLC is the source and owner of the S&P® and S&P 500® trademarks.

The expense ratios presented are from the most recent prospectus. The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM
4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2020 (Unaudited)

HENNESSY CORNERSTONE MID CAP 30 FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING MONEY MARKET FUNDS)	% NET ASSETS
Synaptics, Inc.	6.66%
Syneos Health, Inc.	4.34%
Crown Holdings, Inc.	4.06%
AECOM Technology Corp.	3.93%
Itron, Inc.	3.87%
Packaging Corp. of America	3.73%
Landstar System, Inc.	3.71%
Williams-Sonoma, Inc.	3.65%
Lithia Motors, Inc., Class A	3.42%
Restoration Hardware Holdings, Inc.	3.38%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

HENNESSY FUNDS	1-800-966-4354
5

COMMON STOCKS – 97.04%	Number		% of
	of Shares	Value	Net Assets
Communication Services – 2.84%
News Corp.	697,300	$6,910,243	2.84%

Consumer Discretionary – 29.70%
KB Home	286,800	7,525,632	3.09%
Lithia Motors, Inc., Class A	75,300	8,325,168	3.42%
Meritage Homes Corp. (a)	136,800	7,190,208	2.95%
Restoration Hardware Holdings, Inc. (a)	57,300	8,238,594	3.38%
Scientific Games Corp. (a)	499,100	6,293,651	2.59%
Skechers U.S.A., Inc. (a)	268,100	7,555,058	3.10%
Taylor Morrison Home Corp. (a)	377,400	5,491,170	2.26%
Toll Brothers, Inc.	239,900	5,762,398	2.37%
Whirlpool Corp.	62,900	7,028,446	2.89%
Williams-Sonoma, Inc.	143,600	8,880,224	3.65%
		72,290,549	29.70%

Financials – 17.20%
American Financial Group, Inc.	92,000	6,094,080	2.50%
Brighthouse Financial, Inc. (a)	255,400	6,566,334	2.70%
First American Financial Corp.	164,700	7,595,964	3.12%
Hanover Insurance Group, Inc.	72,400	7,267,512	2.99%
LPL Financial Holdings, Inc.	128,100	7,714,182	3.17%
Old Republic International Corp.	415,400	6,625,630	2.72%
		41,863,702	17.20%

Health Care – 4.34%
Syneos Health, Inc. (a)	189,400	10,566,626	4.34%

Industrials – 12.71%
AECOM Technology Corp. (a)	264,000	9,572,640	3.93%
Landstar System, Inc.	87,300	9,018,963	3.71%
MasTec, Inc. (a)	152,200	5,463,980	2.24%
Owens Corning	158,700	6,881,232	2.83%
		30,936,815	12.71%

Information Technology – 22.46%
Itron, Inc. (a)	134,700	9,404,754	3.87%
Jabil, Inc.	275,700	7,840,908	3.22%
NCR Corp. (a)	323,800	6,644,376	2.73%
SunPower Corp. (a)	935,600	6,876,660	2.83%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
6

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Information Technology (Continued)
Synaptics, Inc. (a)	247,900	$16,210,181	6.66%
Synnex Corp.	87,600	7,670,256	3.15%
		54,647,135	22.46%

Materials – 7.79%
Crown Holdings, Inc. (a)	153,500	9,886,935	4.06%
Packaging Corp. of America	93,800	9,065,770	3.73%
		18,952,705	7.79%
Total Common Stocks
(Cost $290,576,420)		236,167,775	97.04%

SHORT-TERM INVESTMENTS – 0.52%

Money Market Funds – 0.52%
First American Government Obligations Fund,
Institutional Class, 0.25% (b)	1,261,916	1,261,916	0.52%

Total Short-Term Investments
(Cost $1,261,916)		1,261,916	0.52%

Total Investments
(Cost $291,838,336) – 97.56%		237,429,691	97.56%
Other Assets in Excess of Liabilities – 2.44%		5,944,730	2.44%

TOTAL NET ASSETS – 100.00%		$243,374,421	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income-producing security.
(b)	The rate listed is the fund’s seven-day yield as of April 30, 2020.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
7

Summary of Fair Value Exposure as of April 30, 2020

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2020 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$6,910,243	$—	$—	$6,910,243
Consumer Discretionary	72,290,549	—	—	72,290,549
Financials	41,863,702	—	—	41,863,702
Health Care	10,566,626	—	—	10,566,626
Industrials	30,936,815	—	—	30,936,815
Information Technology	54,647,135	—	—	54,647,135
Materials	18,952,705	—	—	18,952,705
Total Common Stocks	$236,167,775	$—	$—	$236,167,775
Short-Term Investments
Money Market Funds	$1,261,916	$—	$—	$1,261,916
Total Short-Term Investments	$1,261,916	$—	$—	$1,261,916
Total Investments	$237,429,691	$—	$—	$237,429,691

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
8

SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2020 (Unaudited)

ASSETS:
Investments in securities, at value (cost $291,838,336)	$237,429,691
Dividends and interest receivable	71,468
Receivable for fund shares sold	48,732
Receivable for securities sold	6,308,772
Prepaid expenses and other assets	28,012
Total assets	243,886,675

LIABILITIES:
Payable for fund shares redeemed	229,926
Payable to advisor	132,390
Payable to administrator	34,919
Payable to auditor	11,379
Accrued distribution fees	13,620
Accrued service fees	10,024
Accrued trustees fees	3,538
Accrued expenses and other payables	76,458
Total liabilities	512,254
NET ASSETS	$243,374,421

NET ASSETS CONSISTS OF:
Capital stock	$388,546,990
Accumulated deficit	(145,172,569)
Total net assets	$243,374,421

NET ASSETS:
Investor Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$136,417,034
Shares issued and outstanding	14,303,676
Net asset value, offering price, and redemption price per share	$9.54

Institutional Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$106,957,387
Shares issued and outstanding	10,797,183
Net asset value, offering price, and redemption price per share	$9.91

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
9

Financial Statements

Statement of Operations for the six months ended April 30, 2020 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,946,949
Interest income	35,920
Total investment income	1,982,869

EXPENSES:
Investment advisory fees (See Note 5)	1,197,031
Sub-transfer agent expenses – Investor Class (See Note 5)	184,847
Sub-transfer agent expenses – Institutional Class (See Note 5)	79,548
Administration, accounting, custody, and transfer agent fees (See Note 5)	170,507
Distribution fees – Investor Class (See Note 5)	135,062
Service fees – Investor Class (See Note 5)	90,042
Federal and state registration fees	25,104
Reports to shareholders	22,857
Compliance expense (See Note 5)	13,462
Audit fees	11,375
Trustees’ fees and expenses	10,279
Legal fees	2,285
Interest expense (See Note 7)	221
Other expenses	24,234
Total expenses	1,966,854
NET INVESTMENT INCOME	$16,015

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized loss on investments	$(2,425,383)
Net change in unrealized appreciation/depreciation on investments	(63,834,710)
Net loss on investments	(66,260,093)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(66,244,078)

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
10

STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
OPERATIONS:
Net investment income	$16,015	$66,757
Net realized loss on investments	(2,425,383)	(81,390,911)
Net change in unrealized
appreciation/depreciation on investments	(63,834,710)	70,748,582
Net decrease in net assets resulting from operations	(66,244,078)	(10,575,572)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings – Investor Class	—	(84,472,220)
Distributable earnings – Institutional Class	—	(78,382,312)
Total distributions	—	(162,854,532)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	4,939,861	5,388,708
Proceeds from shares subscribed – Institutional Class	2,476,446	13,304,783
Dividends reinvested – Investor Class	—	83,056,407
Dividends reinvested – Institutional Class	—	76,949,798
Cost of shares redeemed – Investor Class	(37,339,663)	(130,835,008)
Cost of shares redeemed – Institutional Class	(35,351,769)	(167,228,188)
Net decrease in net assets derived
from capital share transactions	(65,275,125)	(119,363,500)
TOTAL DECREASE IN NET ASSETS	(131,519,203)	(292,793,604)

NET ASSETS:
Beginning of period	374,893,624	667,687,228
End of period	$243,374,421	$374,893,624

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	509,844	436,901
Shares sold – Institutional Class	218,322	981,434
Shares issued to holders as reinvestment
of dividends – Investor Class	—	7,160,035
Shares issued to holders as reinvestment
of dividends – Institutional Class	—	6,417,832
Shares redeemed – Investor Class	(3,363,637)	(10,498,154)
Shares redeemed – Institutional Class	(2,971,669)	(12,799,172)
Net decrease in shares outstanding	(5,607,140)	(8,301,124)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
11

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$12.01

Income from investment operations:
Net investment income (loss)	(0.01	)(1)
Net realized and unrealized gains (losses) on investments	(2.46)
Total from investment operations	(2.47)

Less distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Total distributions	—
Net asset value, end of period	$9.54

TOTAL RETURN	-20.57	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$136.42
Ratio of expenses to average net assets	1.37	%(3)
Ratio of net investment income (loss) to average net assets	(0.15	)%(3)
Portfolio turnover rate(4)	0	%(2)

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
12

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2019		2018	2017	2016	2015

$16.87		$22.46	$18.37	$20.12	$19.00

(0.02	)(1)	(0.06)	(0.15)	(0.07)	0.10
(0.34)		(1.87)	4.36	(1.51)	2.16
(0.36)		(1.93)	4.21	(1.58)	2.26

—		—	—	(0.03)	—
(4.50)		(3.66)	(0.12)	(0.14)	(1.14)
(4.50)		(3.66)	(0.12)	(0.17)	(1.14)
$12.01		$16.87	$22.46	$18.37	$20.12

-1.22%		-10.54%	23.02%	-7.89%	12.35%

$206.11		$338.39	$351.16	$485.15	$765.90
1.36%		1.31%	1.34%	1.35%	1.17%
(0.15)%		(0.47)%	(0.33)%	(0.24)%	0.27%
70%		181%	106%	108%	5%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
13

Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$12.46

Income from investment operations:
Net investment income (loss)	0.01	(1)
Net realized and unrealized gains (losses) on investments	(2.56)
Total from investment operations	(2.55)

Less distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Total distributions	—
Net asset value, end of period	$9.91

TOTAL RETURN	-20.47	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$106.96
Ratio of expenses to average net assets:	1.02	%(4)
Ratio of net investment income (loss) to average net assets:	0.20	%(4)
Portfolio turnover rate(5)	0	%(3)

(1)	Calculated using the average shares outstanding method.
(2)	Amount is between $(0.005) and 0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
14

FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended October 31,
2019	2018		2017	2016	2015

$17.38	$23.07		$18.80	$20.55	$19.36

0.03 (1)	(0.00	)(2)	0.02	0.00 (2)	(0.03)
(0.36)	(1.92)		4.38	(1.54)	2.38
(0.33)	(1.92)		4.40	(1.54)	2.35

—	—		—	(0.06)	—
(4.59)	(3.77)		(0.13)	(0.15)	(1.16)
(4.59)	(3.77)		(0.13)	(0.21)	(1.16)
$12.46	$17.38		$23.07	$18.80	$20.55

-0.84%	-10.22%		23.47%	-7.53%	12.62%

$168.79	$329.30		$620.38	$754.97	$306.04
1.00%	0.95%		0.97%	0.97%	0.96%
0.20%	(0.12)%		0.04%	0.07%	0.41%
70%	181%		106%	108%	5%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
15

Financial Statements

Notes to the Financial Statements April 30, 2020 (Unaudited)

1).  ORGANIZATION

The Hennessy Cornerstone Mid Cap 30 Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is long-term growth of capital. The Fund is a diversified fund.

The Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only one class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

HENNESSYFUNDS.COM
16

NOTES TO THE FINANCIAL STATEMENTS

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. The Fund is charged for those expenses that are directly attributable to its portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest $0.01. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

3).  SECURITIES VALUATION

The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

HENNESSY FUNDS	1-800-966-4354
17

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

HENNESSYFUNDS.COM
18

NOTES TO THE FINANCIAL STATEMENTS

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of April 30, 2020, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2020, were $0 and $66,179,569, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2020.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (collectively, the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2020, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment advisory services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based on the average daily net assets of the Fund at an annual rate of 0.74%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment advisory services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares,

HENNESSY FUNDS	1-800-966-4354
19

including, but not limited to, advertising, shareholder account servicing, printing and mailing of prospectuses to other than current shareholders, printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments of sub-transfer agent expenses by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services. These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) provides the Fund with administrative, accounting, and transfer agent services. As administrator, Fund Services is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. The servicing agreements between the Trust and Fund Services and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, accounting, custody, and transfer agent fees. The administrative, accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar was an affiliate of Fund Services and U.S. Bank N.A. through March 30, 2020. Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from Fund Services. As a result of the acquisition, Quasar became a wholly owned broker-dealer subsidiary of Foreside and is no longer affiliated with Fund Services or U.S. Bank N.A. The Board approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

The officers of the Fund are affiliated with the Advisor. With the exception of the Chief Compliance Officer and the Senior Compliance Officer, such officers receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments on an equal basis to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

HENNESSYFUNDS.COM
20

NOTES TO THE FINANCIAL STATEMENTS

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2020, the Fund had an outstanding average daily balance and a weighted average interest rate of $9,412 and 4.64%, respectively. The interest expensed by the Fund during the six months ended April 30, 2020, is included in the Statement of Operations. The maximum amount outstanding for the Fund during the period was $531,000. As of April 30, 2020, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2019, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$366,713,711
Gross tax unrealized appreciation	$15,338,127
Gross tax unrealized depreciation	(6,545,308)
Net tax unrealized appreciation/(depreciation)	$8,792,819
Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Total distributable earnings	$—
Other accumulated gain/(loss)	$(87,721,310)
Total accumulated gain/(loss)	$(78,928,491)

The difference between book-basis unrealized appreciation/depreciation and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

As of October 31, 2019, the Fund had capital loss carryforwards as follows:

$44,528,232	Unlimited Long-Term
$40,746,684	Unlimited Short-Term

As of October 31, 2019, the Fund deferred, on a tax basis, a late-year ordinary loss of $2,446,394. Late-year ordinary losses are net ordinary losses incurred after December 31, 2018, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2020 (year to date) and fiscal year 2019, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
Ordinary income(1)	$—	$5,427,863
Long-term capital gain	—	157,426,669
	$—	$162,854,532

(1) Ordinary income includes short-term capital gain.

HENNESSY FUNDS	1-800-966-4354
21

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2020, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

HENNESSYFUNDS.COM
22

NOTES TO THE FINANCIAL STATEMENTS/EXPENSE EXAMPLE

Expense Example (Unaudited)
April 30, 2020

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019, through April 30, 2020.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bank Global Fund Services, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

HENNESSY FUNDS	1-800-966-4354
23

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2019	April 30, 2020	During Period(1)
Investor Class
Actual	$1,000.00	$ 794.30	$6.11
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$6.87

Institutional Class
Actual	$1,000.00	$ 795.30	$4.55
Hypothetical (5% return before expenses)	$1,000.00	$1,019.79	$5.12

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.37% for Investor Class shares or 1.02% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 182/366 days (to reflect the half-year period).

HENNESSYFUNDS.COM
24

EXPENSE EXAMPLE — ELECTRONIC DELIVERY

How to Obtain a Copy of the Fund’s Proxy
Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or on request by calling 1-800-966-4354.

Federal Tax Distribution Information (Unaudited)

For fiscal year 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2019 was 100.00%.

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 100.00%.

Important Notice Regarding Delivery
of Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Electronic Delivery

The Funds offer shareholders the option to receive account statements, prospectuses, tax forms, and shareholder reports online. To sign up for eDelivery, please visit www.hennessyfunds.com/account. You may change your delivery preference at any time by visiting our website or calling U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124.

HENNESSY FUNDS	1-800-966-4354
25

Board Approval of Investment Advisory
Agreement

At its meeting on March 12, 2020, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”). As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties and the relevant factors for them to consider with respect to approving the advisory agreement. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the services provided by the Advisor;

(4)	A written discussion of economies of scale;

(5)	A summary of the key terms of the advisory agreement;

(6)	A recent Fund fact sheet, which included performance information over various periods;

(7)	A peer expense comparison of the net expense ratio and investment advisory fee of the Fund; and

(8)	The Advisor’s financial statements from its most recent Form 10-K and Form 10-Q.

All of the factors discussed were considered as a whole by the Trustees and by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

HENNESSYFUNDS.COM
26

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(4)	The costs and profitability of the Fund to the Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund (other than the advisory fee).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund and noted that their overall confidence in the Advisor was high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor and that the nature and extent of the services provided by the Advisor were appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	seeks best execution for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the liquidity of each Fund.

(d)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(e)
The Advisor monitors compliance with federal securities laws, maintains a compliance program (including a code of ethics), conducts ongoing reviews of the compliance programs of the Fund’s service providers, as feasible, conducts on-site visits to the Fund’s service providers, monitors incidents of abusive trading practices, reviews Fund expense accruals, payments, and fixed expense ratios, evaluates insurance providers for fidelity bond, D&O/E&O insurance, and cybersecurity insurance coverage, manages regulatory examination compliance and responses, conducts employee compliance training, reviews reports provided by service providers, and maintains books and records.

(f)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

(g)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(h)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

HENNESSY FUNDS	1-800-966-4354
27

(i)	For each annual report of the Fund, the Advisor prepares a written summary of the Fund’s performance during the most recent 12-month period.

(j)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Ameritrade, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(k)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(l)	The Advisor provides a quarterly compliance certification to the Board.

(m)
The Advisor prepares or reviews all Board materials, frequently presents to the Board and leads Board discussions, prepares or reviews all meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on such information, the Trustees determined that the Advisor manages the Fund in a manner materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various periods warranted continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether the Advisor was realizing economies of scale that it should share with the Fund’s shareholders. The Trustees noted that the assets of the Fund had declined over the prior year. In addition, the Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees, so the Advisor does not realize material economies of scale relating to those expenses as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to contain expenses through actions such as renegotiating service contracts, the Advisor’s significant marketing efforts to promote the Funds, the Advisor’s investments in personnel to manage the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain

HENNESSYFUNDS.COM
28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

circumstances. The Trustees noted that it did not appear that the Advisor was realizing economies of scale at current asset levels and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund (other than the advisory fee). The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable, which was based on, among other things, the Trustees’ finding that the research, analytical, statistical, and other information and services provided by brokers are merely supplemental to the Advisor’s own efforts in the performance of its duties under the advisory agreement.

After reviewing the materials and information provided at the meeting, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, brokerage commissions information, the adequacy and efficacy of the Advisor’s written policies and procedures, other regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

HENNESSY FUNDS	1-800-966-4354
29

For information, questions, or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT, &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

www.hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2020

HENNESSY CORNERSTONE LARGE GROWTH FUND

Investor Class  HFLGX
Institutional Class  HILGX

IMPORTANT NOTICE REGARDING ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual reports will no longer be sent by mail unless you specifically request paper copies from the Hennessy Funds or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Hennessy Funds electronically by visiting www.hennessyfunds.com/account or by calling U.S. Bank Global Fund Services at 1-800-261-6950. If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling U.S. Bank Global Fund Services at 1-800-261-6950 or, if you own your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive paper copies of reports will apply to all Funds in the Hennessy Funds family.

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	23
Proxy Voting Policy and Proxy Voting Records	25
Availability of Quarterly Portfolio Schedule	25
Federal Tax Distribution Information	25
Important Notice Regarding Delivery of Shareholder Documents	25
Electronic Delivery	25
Board Approval of Investment Advisory Agreement	26

HENNESSY FUNDS	1-800-966-4354

June 2020

Dear Hennessy Funds Shareholder:

First and foremost, I hope this communication finds you and your loved ones safe and healthy. In many ways, the COVID-19 pandemic has turned the world upside down in recent months, and we at Hennessy have joined the rest of the world in witnessing and experiencing its profound effect on public health, the global economy, and the everyday lives of people around the world.  In response to the crisis, we invoked our business continuity plan in mid-March to ensure a smooth transition to remote work for all of our employees, who have been working safely and productively from home. We want to assure our Hennessy Funds shareholders that our operations are uninterrupted and functioning normally.

The past six months have been marked by extremes. During the first half of the period from November 2019 through January 2020, the bull market, supported by strong corporate fundamentals, continued to move higher, and investors appeared focused on record-low unemployment and strong economic growth. In mid-February, the major U.S. market indices hit all-time highs, but then, within just a matter of weeks, lost over one-third of their values as the COVID-19 pandemic unfolded. Shelter-in-place and business closure orders rippled through the nation, causing initial unemployment claims to skyrocket to their highest number in history. The market then rallied back and posted double-digit positive returns in April.

For the six months ended April 30, 2020, on a total return basis, the Dow Jones Industrial Average was down 8.9% and the S&P 500® Index was down 3.2%. Small-cap and mid-cap stocks generally fared worse than large-cap stocks during the period, and the Financial sector was particularly hard hit as the Federal Reserve aggressively cut the federal funds rate in an effort to stabilize the economy. The Energy sector was crushed by both the sudden loss of demand due to COVID-19 and the oversupply caused by the surprise market-share battle between Russia and Saudi Arabia, and the S&P 500® Energy Sector Index ended the six-month period down over 30%.

The COVID-19 pandemic is an unprecedented event, and the duration and full extent of the economic impact is unknown. In the moment, there is always the concern that ‘this time is different.’ But, when you are able to look at past financial, political, and health crises with the benefit of 20/20 hindsight, history has demonstrated that our economy and financial markets have always rebounded and recovered eventually. If you look back to the last market downturn in 2008, economic fundamentals were weak compared to the market in 2020, where the overall underpinnings were – and are still – quite strong.  Publicly listed companies today have plenty of cash, with over $5 trillion on balance sheets of the S&P 500® companies alone, and I believe that most will survive and that many may emerge from the current crisis even stronger.

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

We understand that this market volatility and economic uncertainty is jarring to many investors, and we continue to monitor events and the markets. We remain focused on managing our high-conviction portfolios for the long-term benefit of our shareholders, and we are confident in the time-tested strategies and rigorous research that led to their formation. We encourage shareholders to maintain a long-term investment horizon and to remain focused on long-term goals. As always, but especially in these trying times, we are here to support our shareholders, and we thank you for your continued investment and trust. Should you have any questions or would like to speak with us directly, please don’t hesitate to call (800) 966-4354 or email us at fundsinfo@hennessyfunds.com.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

The Dow Jones Industrial Average and S&P 500® Index are commonly used to measure the performance of U.S. stocks. The S&P 500® Energy Sector Index is an index that comprises those companies included in the S&P 500 that are classified as members of the GICS energy sector. One cannot invest directly in an index.

HENNESSY FUNDS	1-800-966-4354
3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2020

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Cornerstone
Large Growth Fund –
Investor Class (HFLGX)	-13.00%	-10.88%	2.82%	8.46%
Hennessy Cornerstone
Large Growth Fund –
Institutional Class (HILGX)	-12.84%	-10.66%	3.08%	8.73%
Russell 1000® Index	-3.56%	0.09%	8.74%	11.57%
S&P 500® Index	-3.16%	0.86%	9.12%	11.69%

Expense ratios:  1.31% (Investor Class); 1.00% (Institutional Class)

(1)	Periods of less than one year are not annualized.

_______________

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.

The Russell 1000® Index comprises the 1,000 largest companies in the Russell 3000® Index based on market capitalization. The S&P 500® Index is a capitalization-weighted index designed to reflect the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries. One cannot invest directly in an index. These indices are used herein for comparative purposes in accordance with SEC regulations.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Russell. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

Standard & Poor’s Financial Services LLC is the source and owner of the S&P® and S&P 500® trademarks.

The expense ratios presented are from the most recent prospectus. The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM
4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2020 (Unaudited)

HENNESSY CORNERSTONE LARGE GROWTH FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING MONEY MARKET FUNDS)	% NET ASSETS
Amgen, Inc.	2.56%
General Mills, Inc.	2.56%
eBay, Inc.	2.45%
Tractor Supply Co.	2.45%
Electronic Arts, Inc.	2.43%
Walmart, Inc.	2.39%
Oracle Corp.	2.34%
3M Co.	2.33%
Cummins, Inc.	2.29%
United Parcel Service, Inc., Class B	2.27%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

HENNESSY FUNDS	1-800-966-4354
5

COMMON STOCKS – 98.35%	Number		% of
	of Shares	Value	Net Assets
Communication Services – 5.69%
Electronic Arts, Inc. (a)	22,700	$2,593,702	2.43%
Omnicom Group, Inc.	32,300	1,842,069	1.73%
ViacomCBS, Inc.	94,388	1,629,137	1.53%
		6,064,908	5.69%

Consumer Discretionary – 19.96%
Advance Auto Parts, Inc.	17,400	2,103,834	1.98%
AutoZone, Inc. (a)	2,300	2,346,736	2.20%
Best Buy Co., Inc.	29,200	2,240,516	2.10%
Darden Restaurants, Inc.	21,400	1,579,106	1.48%
DR Horton, Inc.	41,200	1,945,464	1.83%
eBay, Inc.	65,600	2,612,848	2.45%
Las Vegas Sands Corp.	39,800	1,911,196	1.79%
PulteGroup, Inc.	55,200	1,560,504	1.47%
Target Corp.	21,400	2,348,436	2.21%
Tractor Supply Co.	25,700	2,606,751	2.45%
		21,255,391	19.96%

Consumer Staples – 6.66%
General Mills, Inc.	45,600	2,730,984	2.56%
Sysco Corp.	32,300	1,817,521	1.71%
Walmart, Inc.	20,900	2,540,395	2.39%
		7,088,900	6.66%

Energy – 4.90%
ConocoPhillips	44,500	1,873,450	1.76%
EOG Resources, Inc.	35,700	1,696,107	1.59%
Pioneer Natural Resources Co.	18,400	1,643,304	1.55%
		5,212,861	4.90%

Financials – 4.22%
T. Rowe Price Group, Inc.	18,900	2,185,407	2.05%
The Progressive Corp.	29,900	2,311,270	2.17%
		4,496,677	4.22%

Health Care – 10.64%
Amgen, Inc.	11,400	2,727,108	2.56%
Biogen, Inc. (a)	7,400	2,196,542	2.06%
HCA Healthcare, Inc.	18,000	1,977,840	1.86%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
6

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Health Care (Continued)
Henry Schein, Inc. (a)	37,900	$2,067,824	1.94%
Merck & Co., Inc.	29,800	2,364,332	2.22%
		11,333,646	10.64%

Industrials – 31.65%
3M Co.	16,300	2,476,296	2.33%
American Airlines Group, Inc.	103,500	1,243,035	1.17%
Caterpillar, Inc.	18,600	2,164,668	2.03%
CSX Corp.	31,700	2,099,491	1.97%
Cummins, Inc.	14,900	2,436,150	2.29%
Deere & Co.	14,400	2,088,864	1.96%
Delta Air Lines, Inc.	47,000	1,217,770	1.14%
Emerson Electric Co.	35,900	2,047,377	1.92%
General Dynamics Corp.	13,800	1,802,556	1.69%
Masco Corp.	54,000	2,216,160	2.08%
Norfolk Southern Corp.	12,300	2,104,530	1.98%
PACCAR, Inc.	34,200	2,367,666	2.22%
Southwest Airlines Co.	48,200	1,506,250	1.41%
Union Pacific Corp.	14,000	2,237,060	2.10%
United Airlines Holdings, Inc. (a)	33,900	1,002,762	0.94%
United Parcel Service, Inc., Class B	25,500	2,413,830	2.27%
United Rentals, Inc. (a)	17,800	2,287,300	2.15%
		33,711,765	31.65%

Information Technology – 14.63%
Cisco Systems, Inc.	56,000	2,373,280	2.23%
Cognizant Technology Solutions Corp., Class A	37,100	2,152,542	2.02%
Intel Corp.	40,050	2,402,199	2.26%
International Business Machines Corp.	16,900	2,121,964	1.99%
NetApp, Inc.	49,000	2,144,730	2.01%
Oracle Corp.	47,000	2,489,590	2.34%
The Western Union Co.	99,500	1,897,465	1.78%
		15,581,770	14.63%
Total Common Stocks
(Cost $114,262,337)		104,745,918	98.35%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
7

SHORT-TERM INVESTMENTS – 1.82%	Number		% of
	of Shares	Value	Net Assets
Money Market Funds – 1.82%
First American Government Obligations Fund,
Institutional Class, 0.25% (b)	1,940,247	$1,940,247	1.82%

Total Short-Term Investments
(Cost $1,940,247)		1,940,247	1.82%

Total Investments
(Cost $116,202,584) – 100.17%		106,686,165	100.17%
Liabilities in Excess of Other Assets – (0.17)%		(178,796)	(0.17)%

TOTAL NET ASSETS – 100.00%		$106,507,369	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income-producing security.
(b)	The rate listed is the fund’s seven-day yield as of April 30, 2020.

Summary of Fair Value Exposure as of April 30, 2020

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2020 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$6,064,908	$—	$—	$6,064,908
Consumer Discretionary	21,255,391	—	—	21,255,391
Consumer Staples	7,088,900	—	—	7,088,900
Energy	5,212,861	—	—	5,212,861
Financials	4,496,677	—	—	4,496,677
Health Care	11,333,646	—	—	11,333,646
Industrials	33,711,765	—	—	33,711,765
Information Technology	15,581,770	—	—	15,581,770
Total Common Stocks	$104,745,918	$—	$—	$104,745,918
Short-Term Investments
Money Market Funds	$1,940,247	$—	$—	$1,940,247
Total Short-Term Investments	$1,940,247	$—	$—	$1,940,247
Total Investments	$106,686,165	$—	$—	$106,686,165

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
8

SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2020 (Unaudited)

ASSETS:
Investments in securities, at value (cost $116,202,584)	$106,686,165
Dividends and interest receivable	75,668
Receivable for fund shares sold	151,044
Prepaid expenses and other assets	18,084
Total assets	106,930,961

LIABILITIES:
Payable for fund shares redeemed	113,727
Payable to advisor	60,813
Payable to administrator	18,891
Payable to auditor	11,373
Accrued distribution fees	186,996
Accrued service fees	7,307
Accrued trustees fees	5,587
Accrued expenses and other payables	18,898
Total liabilities	423,592
NET ASSETS	$106,507,369

NET ASSETS CONSISTS OF:
Capital stock	$108,785,790
Accumulated deficit	(2,278,421)
Total net assets	$106,507,369

NET ASSETS:
Investor Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$94,659,502
Shares issued and outstanding	10,579,575
Net asset value, offering price, and redemption price per share	$8.95

Institutional Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$11,847,867
Shares issued and outstanding	1,311,145
Net asset value, offering price, and redemption price per share	$9.04

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
9

Financial Statements

Statement of Operations for the six months ended April 30, 2020 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,549,700
Interest income	17,984
Total investment income	1,567,684

EXPENSES:
Investment advisory fees (See Note 5)	459,636
Distribution fees – Investor Class (See Note 5)	82,827
Administration, accounting, custody, and transfer agent fees (See Note 5)	68,037
Sub-transfer agent expenses – Investor Class (See Note 5)	55,374
Sub-transfer agent expenses – Institutional Class (See Note 5)	3,814
Service fees – Investor Class (See Note 5)	55,218
Federal and state registration fees	18,641
Compliance expense (See Note 5)	13,462
Audit fees	11,375
Trustees’ fees and expenses	8,829
Reports to shareholders	7,282
Legal fees	642
Interest expense (See Note 7)	465
Other expenses	8,846
Total expenses before recoupment and reimbursement by advisor	794,448
Expense recoupment by advisor – Investor Class (See Note 5)	1,621
Expense reimbursement by advisor – Institutional Class (See Note 5)	(162)
Net expenses	795,907
NET INVESTMENT INCOME	$771,777

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	$6,648,556
Net change in unrealized appreciation/depreciation on investments	(23,638,322)
Net loss on investments	(16,989,766)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,217,989)

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
10

STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
OPERATIONS:
Net investment income	$771,777	$1,763,273
Net realized gain on investments	6,648,556	2,328,575
Net change in unrealized
appreciation/depreciation on investments	(23,638,322)	5,977,384
Net increase (decrease) in net assets
resulting from operations	(16,217,989)	10,069,232

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings – Investor Class	(2,977,504)	(24,244,915)
Distributable earnings – Institutional Class	(399,991)	(3,824,749)
Total distributions	(3,377,495)	(28,069,664)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	912,868	1,986,421
Proceeds from shares subscribed – Institutional Class	1,391,062	4,246,408
Dividends reinvested – Investor Class	2,817,178	22,928,508
Dividends reinvested – Institutional Class	392,293	3,735,099
Cost of shares redeemed – Investor Class	(9,168,541)	(17,643,309)
Cost of shares redeemed – Institutional Class	(6,276,955)	(6,379,370)
Net increase (decrease) in net assets derived
from capital share transactions	(9,932,095)	8,873,757
TOTAL DECREASE IN NET ASSETS	(29,527,579)	(9,126,675)

NET ASSETS:
Beginning of period	136,034,948	145,161,623
End of period	$106,507,369	$136,034,948

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	98,992	191,986
Shares sold – Institutional Class	159,560	412,298
Shares issued to holders as reinvestment
of dividends – Investor Class	255,707	2,404,367
Shares issued to holders as reinvestment
of dividends – Institutional Class	35,229	387,740
Shares redeemed – Investor Class	(937,239)	(1,718,603)
Shares redeemed – Institutional Class	(613,053)	(625,689)
Net increase (decrease) in shares outstanding	(1,000,804)	1,052,099

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
11

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.54

Income from investment operations:
Net investment income	0.06	(1)
Net realized and unrealized gains (losses) on investments	(1.38)
Total from investment operations	(1.32)

Less distributions:
Dividends from net investment income	(0.14)
Dividends from net realized gains	(0.13)
Total distributions	(0.27)
Net asset value, end of period	$8.95

TOTAL RETURN	-13.00	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$94.66
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.31	%(3)
After expense reimbursement/recoupment	1.31	%(3)
Ratio of net investment income to average net assets:
Before expense reimbursement/recoupment	1.21	%(3)
After expense reimbursement/recoupment	1.21	%(3)
Portfolio turnover rate(4)	61	%(2)

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
12

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2019	2018	2017	2016	2015

$12.24	$11.75	$10.27	$12.99	$15.16

0.13 (1)	0.06	0.11	0.09	0.17
0.56	0.94	1.49	0.08	0.04
0.69	1.00	1.60	0.17	0.21

(0.09)	(0.08)	(0.12)	(0.16)	(0.14)
(2.30)	(0.43)	—	(2.73)	(2.24)
(2.39)	(0.51)	(0.12)	(2.89)	(2.38)
$10.54	$12.24	$11.75	$10.27	$12.99

7.84%	8.53%	15.70%	2.63%	1.11%

$117.62	$125.91	$91.74	$87.73	$98.64

1.31%	1.24%	1.25%	1.25%	1.09%
1.29%	1.24%	1.25%	1.25%	1.09%

1.24%	0.81%	0.95%	1.22%	1.37%
1.26%	0.81%	0.95%	1.22%	1.37%
57%	70%	65%	53%	79%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
13

Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.65

Income from investment operations:
Net investment income	0.08	(1)
Net realized and unrealized gains (losses) on investments	(1.39)
Total from investment operations	(1.31)

Less distributions:
Dividends from net investment income	(0.17)
Dividends from net realized gains	(0.13)
Total distributions	(0.30)
Net asset value, end of period	$9.04

TOTAL RETURN	-12.84	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$11.85
Ratio of expenses to average net assets:
Before expense reimbursement	1.01	%(3)
After expense reimbursement	1.01	%(3)
Ratio of net investment income to average net assets:
Before expense reimbursement	1.50	%(3)
After expense reimbursement	1.50	%(3)
Portfolio turnover rate(4)	61	%(2)

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
14

FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended October 31,
2019	2018	2017	2016	2015

$12.38	$11.87	$10.37	$13.10	$15.30

0.16 (1)	0.14	0.13	0.13	0.20
0.56	0.90	1.52	0.07	0.02
0.72	1.04	1.65	0.20	0.22

(0.12)	(0.10)	(0.15)	(0.17)	(0.16)
(2.33)	(0.43)	—	(2.76)	(2.26)
(2.45)	(0.53)	(0.15)	(2.93)	(2.42)
$10.65	$12.38	$11.87	$10.37	$13.10

8.12%	8.82%	16.00%	2.92%	1.19%

$18.42	$19.25	$12.17	$12.24	$13.82

1.00%	0.96%	1.00%	1.01%	0.99%
0.98%	0.96%	1.00%	1.01%	0.99%

1.56%	1.08%	1.20%	1.47%	1.47%
1.58%	1.08%	1.20%	1.47%	1.47%
57%	70%	65%	53%	79%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
15

Financial Statements

Notes to the Financial Statements April 30, 2020 (Unaudited)

1).  ORGANIZATION

The Hennessy Cornerstone Large Growth Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is long-term growth of capital. The Fund is a diversified fund.

The Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only one class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

HENNESSYFUNDS.COM
16

NOTES TO THE FINANCIAL STATEMENTS

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. The Fund is charged for those expenses that are directly attributable to its portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest $0.01. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

3).  SECURITIES VALUATION

The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

HENNESSY FUNDS	1-800-966-4354
17

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

HENNESSYFUNDS.COM
18

NOTES TO THE FINANCIAL STATEMENTS

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of April 30, 2020, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2020, were $73,305,975 and $85,630,097, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2020.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (collectively, the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2020, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment advisory services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based on the average daily net assets of the Fund at an annual rate of 0.74%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

From December 1, 2017, through November 30, 2019, the Advisor contractually agreed to limit total annual operating expenses to 1.29% of the Fund’s net assets for Investor Class shares and 0.98% of the Fund’s net assets for Institutional Class shares (in each case, excluding all federal, state, and local taxes, interest, brokerage commissions, extraordinary items, and acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities).

For three years following the date on which expenses were waived or incurred, the Advisor may recoup waived or reimbursed expenses from the Fund if total operating expenses, including such recoupment, does not exceed the expense limitation in effect (i) at the time the Advisor waived or reimbursed such expenses and (ii) at the time the Advisor recoups such expenses. As of April 30, 2020, expenses subject to potential recovery for Investor Class and Institutional Class shares and the fiscal years in which they expire were as follows:

	Fiscal Year	Fiscal Year
	2022	2023	Total
Investor Class	$20,122	$—	$20,122
Institutional Class	$2,872	$162	$3,034

HENNESSY FUNDS	1-800-966-4354
19

The Advisor recouped $1,459 from the Fund during the six months ended April 30, 2020.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment advisory services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, printing and mailing of prospectuses to other than current shareholders, printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments of sub-transfer agent expenses by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services. These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) provides the Fund with administrative, accounting, and transfer agent services. As administrator, Fund Services is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. The servicing agreements between the Trust and Fund Services and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, accounting, custody, and transfer agent fees. The administrative, accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar was an affiliate of Fund Services and U.S. Bank N.A. through March 30, 2020. Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from Fund Services. As a result of the acquisition, Quasar became a wholly owned broker-dealer subsidiary of Foreside and is no longer affiliated with Fund Services or U.S. Bank N.A. The Board approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

HENNESSYFUNDS.COM
20

NOTES TO THE FINANCIAL STATEMENTS

The officers of the Fund are affiliated with the Advisor. With the exception of the Chief Compliance Officer and the Senior Compliance Officer, such officers receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments on an equal basis to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2020, the Fund had an outstanding average daily balance and a weighted average interest rate of $19,379 and 4.75%, respectively. The interest expensed by the Fund during the six months ended April 30, 2020, is included in the Statement of Operations. The maximum amount outstanding for the Fund during the period was $1,250,000. As of April 30, 2020, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2019, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$122,265,671
Gross tax unrealized appreciation	$23,118,894
Gross tax unrealized depreciation	(9,179,228)
Net tax unrealized appreciation/(depreciation)	$13,939,666
Undistributed ordinary income	$3,097,822
Undistributed long-term capital gains	279,575
Total distributable earnings	$3,377,397
Other accumulated gain/(loss)	$—
Total accumulated gain/(loss)	$17,317,063

The difference between book-basis unrealized appreciation/depreciation and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

HENNESSY FUNDS	1-800-966-4354
21

As of October 31, 2019, the Fund had no tax basis capital losses to offset future capital gains.

As of October 31, 2019, the Fund did not defer, on a tax basis, any late-year ordinary losses. Late-year ordinary losses are net ordinary losses incurred after December 31, 2018, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2020 (year to date) and fiscal year 2019, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
Ordinary income(1)	$3,097,827	$1,289,774
Long-term capital gain	279,668	26,779,890
	$3,377,495	$28,069,664

(1) Ordinary income includes short-term capital gain.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2020, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

HENNESSYFUNDS.COM
22

NOTES TO THE FINANCIAL STATEMENTS/EXPENSE EXAMPLE

Expense Example (Unaudited)
April 30, 2020

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019, through April 30, 2020.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bank Global Fund Services, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

HENNESSY FUNDS	1-800-966-4354
23

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2019	April 30, 2020	During Period(1)
Investor Class
Actual	$1,000.00	$ 870.00	$6.09
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.57

Institutional Class
Actual	$1,000.00	$ 871.60	$4.70
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.07

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.31% for Investor Class shares or 1.01% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 182/366 days (to reflect the half-year period).

HENNESSYFUNDS.COM
24

EXPENSE EXAMPLE — ELECTRONIC DELIVERY

How to Obtain a Copy of the Fund’s Proxy
Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or on request by calling 1-800-966-4354.

Federal Tax Distribution Information
(Unaudited)

For fiscal year 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2019 was 100.00%.

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0.00%.

Important Notice Regarding Delivery
of Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Electronic Delivery

The Funds offer shareholders the option to receive account statements, prospectuses, tax forms, and shareholder reports online. To sign up for eDelivery, please visit www.hennessyfunds.com/account. You may change your delivery preference at any time by visiting our website or calling U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124.

HENNESSY FUNDS	1-800-966-4354
25

Board Approval of Investment Advisory
Agreement

At its meeting on March 12, 2020, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”). As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties and the relevant factors for them to consider with respect to approving the advisory agreement. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the services provided by the Advisor;

(4)	A written discussion of economies of scale;

(5)	A summary of the key terms of the advisory agreement;

(6)	A recent Fund fact sheet, which included performance information over various periods;

(7)	A peer expense comparison of the net expense ratio and investment advisory fee of the Fund; and

(8)	The Advisor’s financial statements from its most recent Form 10-K and Form 10-Q.

All of the factors discussed were considered as a whole by the Trustees and by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

HENNESSYFUNDS.COM
26

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(4)	The costs and profitability of the Fund to the Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund (other than the advisory fee).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund and noted that their overall confidence in the Advisor was high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor and that the nature and extent of the services provided by the Advisor were appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	seeks best execution for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the liquidity of each Fund.

(d)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(e)
The Advisor monitors compliance with federal securities laws, maintains a compliance program (including a code of ethics), conducts ongoing reviews of the compliance programs of the Fund’s service providers, as feasible, conducts on-site visits to the Fund’s service providers, monitors incidents of abusive trading practices, reviews Fund expense accruals, payments, and fixed expense ratios, evaluates insurance providers for fidelity bond, D&O/E&O insurance, and cybersecurity insurance coverage, manages regulatory examination compliance and responses, conducts employee compliance training, reviews reports provided by service providers, and maintains books and records.

(f)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

(g)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(h)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

HENNESSY FUNDS	1-800-966-4354
27

(i)	For each annual report of the Fund, the Advisor prepares a written summary of the Fund’s performance during the most recent 12-month period.

(j)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Ameritrade, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(k)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(l)	The Advisor provides a quarterly compliance certification to the Board.

(m)
The Advisor prepares or reviews all Board materials, frequently presents to the Board and leads Board discussions, prepares or reviews all meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on such information, the Trustees determined that the Advisor manages the Fund in a manner materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various periods warranted continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether the Advisor was realizing economies of scale that it should share with the Fund’s shareholders. The Trustees noted that the assets of the Fund had declined over the prior year. In addition, the Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees, so the Advisor does not realize material economies of scale relating to those expenses as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to contain expenses through actions such as renegotiating service contracts, the Advisor’s significant marketing efforts to promote the Funds, the Advisor’s investments in personnel to manage the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain

HENNESSYFUNDS.COM
28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

circumstances. The Trustees noted that it did not appear that the Advisor was realizing economies of scale at current asset levels and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund (other than the advisory fee). The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable, which was based on, among other things, the Trustees’ finding that the research, analytical, statistical, and other information and services provided by brokers are merely supplemental to the Advisor’s own efforts in the performance of its duties under the advisory agreement.

After reviewing the materials and information provided at the meeting, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, brokerage commissions information, the adequacy and efficacy of the Advisor’s written policies and procedures, other regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

HENNESSY FUNDS	1-800-966-4354
29

For information, questions, or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT, &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

www.hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2020

HENNESSY CORNERSTONE VALUE FUND

Investor Class  HFCVX
Institutional Class  HICVX

IMPORTANT NOTICE REGARDING ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual reports will no longer be sent by mail unless you specifically request paper copies from the Hennessy Funds or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Hennessy Funds electronically by visiting www.hennessyfunds.com/account or by calling U.S. Bank Global Fund Services at 1-800-261-6950. If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling U.S. Bank Global Fund Services at 1-800-261-6950 or, if you own your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive paper copies of reports will apply to all Funds in the Hennessy Funds family.

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	23
Proxy Voting Policy and Proxy Voting Records	25
Availability of Quarterly Portfolio Schedule	25
Federal Tax Distribution Information	25
Important Notice Regarding Delivery of Shareholder Documents	25
Electronic Delivery	25
Board Approval of Investment Advisory Agreement	26

HENNESSY FUNDS	1-800-966-4354

June 2020

Dear Hennessy Funds Shareholder:

First and foremost, I hope this communication finds you and your loved ones safe and healthy. In many ways, the COVID-19 pandemic has turned the world upside down in recent months, and we at Hennessy have joined the rest of the world in witnessing and experiencing its profound effect on public health, the global economy, and the everyday lives of people around the world.  In response to the crisis, we invoked our business continuity plan in mid-March to ensure a smooth transition to remote work for all of our employees, who have been working safely and productively from home. We want to assure our Hennessy Funds shareholders that our operations are uninterrupted and functioning normally.

The past six months have been marked by extremes. During the first half of the period from November 2019 through January 2020, the bull market, supported by strong corporate fundamentals, continued to move higher, and investors appeared focused on record-low unemployment and strong economic growth. In mid-February, the major U.S. market indices hit all-time highs, but then, within just a matter of weeks, lost over one-third of their values as the COVID-19 pandemic unfolded. Shelter-in-place and business closure orders rippled through the nation, causing initial unemployment claims to skyrocket to their highest number in history. The market then rallied back and posted double-digit positive returns in April.

For the six months ended April 30, 2020, on a total return basis, the Dow Jones Industrial Average was down 8.9% and the S&P 500® Index was down 3.2%. Small-cap and mid-cap stocks generally fared worse than large-cap stocks during the period, and the Financial sector was particularly hard hit as the Federal Reserve aggressively cut the federal funds rate in an effort to stabilize the economy. The Energy sector was crushed by both the sudden loss of demand due to COVID-19 and the oversupply caused by the surprise market-share battle between Russia and Saudi Arabia, and the S&P 500® Energy Sector Index ended the six-month period down over 30%.

The COVID-19 pandemic is an unprecedented event, and the duration and full extent of the economic impact is unknown. In the moment, there is always the concern that ‘this time is different.’ But, when you are able to look at past financial, political, and health crises with the benefit of 20/20 hindsight, history has demonstrated that our economy and financial markets have always rebounded and recovered eventually. If you look back to the last market downturn in 2008, economic fundamentals were weak compared to the market in 2020, where the overall underpinnings were – and are still – quite strong.  Publicly listed companies today have plenty of cash, with over $5 trillion on balance sheets of the S&P 500® companies alone, and I believe that most will survive and that many may emerge from the current crisis even stronger.

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

We understand that this market volatility and economic uncertainty is jarring to many investors, and we continue to monitor events and the markets. We remain focused on managing our high-conviction portfolios for the long-term benefit of our shareholders, and we are confident in the time-tested strategies and rigorous research that led to their formation. We encourage shareholders to maintain a long-term investment horizon and to remain focused on long-term goals. As always, but especially in these trying times, we are here to support our shareholders, and we thank you for your continued investment and trust. Should you have any questions or would like to speak with us directly, please don’t hesitate to call (800) 966-4354 or email us at fundsinfo@hennessyfunds.com.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

The Dow Jones Industrial Average and S&P 500® Index are commonly used to measure the performance of U.S. stocks. The S&P 500® Energy Sector Index is an index that comprises those companies included in the S&P 500 that are classified as members of the GICS energy sector. One cannot invest directly in an index.

HENNESSY FUNDS	1-800-966-4354
3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2020

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Cornerstone Value Fund –
Investor Class (HFCVX)	-16.89%	-16.46%	1.80%	6.90%
Hennessy Cornerstone Value Fund –
Institutional Class (HICVX)	-16.80%	-16.37%	2.01%	7.14%
Russell 1000® Value Index	-13.66%	-11.01%	3.90%	8.54%
S&P 500® Index	-3.16%	0.86%	9.12%	11.69%

Expense ratios:  1.23% (Investor Class); 1.08% (Institutional Class)

(1)	Periods of less than one year are not annualized.

_______________

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.

The Russell 1000® Value Index comprises those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth value. The S&P 500® Index is a capitalization-weighted index that is designed to represent the broad domestic economy through changes in the aggregate market value of 500 stocks across all major industries. One cannot invest directly in an index. These indices are used herein for comparative purposes in accordance with SEC regulations.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Russell. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

Standard & Poor’s Financial Services LLC is the source and owner of the S&P® and S&P 500® trademarks.

The expense ratios presented are from the most recent prospectus. The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM
4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2020 (Unaudited)

HENNESSY CORNERSTONE VALUE FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING MONEY MARKET FUNDS)	% NET ASSETS
Gilead Sciences, Inc.	2.96%
The Kraft Heinz Co.	2.73%
General Mills, Inc.	2.72%
Amgen, Inc.	2.63%
Pfizer, Inc.	2.63%
Verizon Communications, Inc.	2.42%
GlaxoSmithKline PLC – ADR	2.39%
3M Co.	2.37%
Merck & Co., Inc.	2.36%
Bristol-Myers Squibb Co.	2.27%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

HENNESSY FUNDS	1-800-966-4354
5

COMMON STOCKS – 98.29%	Number		% of
	of Shares	Value	Net Assets
Communication Services – 4.36%
AT&T, Inc.	129,060	$3,932,458	1.94%
Verizon Communications, Inc.	85,500	4,911,975	2.42%
		8,844,433	4.36%

Consumer Discretionary – 5.89%
Carnival Corp. (a)	119,400	1,898,460	0.93%
Ford Motor Co.	630,745	3,210,492	1.58%
General Motors Co.	143,600	3,200,844	1.58%
Las Vegas Sands Corp.	75,900	3,644,718	1.80%
		11,954,514	5.89%

Consumer Staples – 19.94%
Altria Group, Inc.	108,400	4,254,700	2.10%
Archer Daniels Midland Co.	113,400	4,211,676	2.07%
General Mills, Inc.	92,300	5,527,847	2.72%
PepsiCo, Inc.	34,100	4,511,089	2.22%
Philip Morris International, Inc.	55,500	4,140,300	2.04%
The Coca-Cola Co.	82,800	3,799,692	1.87%
The Kraft Heinz Co.	182,600	5,538,258	2.73%
Unilever PLC – ADR (a)	83,400	4,325,958	2.13%
Walgreens Boots Alliance, Inc.	96,700	4,186,143	2.06%
		40,495,663	19.94%

Energy – 15.96%
BP PLC – ADR (a)	140,700	3,348,660	1.65%
Canadian Natural Resources Ltd. (a)	165,400	2,772,104	1.37%
Chevron Corp.	45,675	4,202,100	2.07%
ConocoPhillips	85,200	3,586,920	1.77%
Exxon Mobil Corp.	84,110	3,908,592	1.92%
Marathon Petroleum Corp.	84,200	2,701,136	1.33%
Occidental Petroleum Corp.	118,160	1,961,456	0.97%
Royal Dutch Shell PLC – ADR (a)	101,200	3,352,756	1.65%
Suncor Energy, Inc. (a)	163,700	2,922,045	1.44%
Total S.A. – ADR (a)	103,700	3,645,055	1.79%
		32,400,824	15.96%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
6

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Financials – 12.15%
Citigroup, Inc.	65,100	$3,161,256	1.56%
JPMorgan Chase & Co.	36,600	3,504,816	1.73%
MetLife, Inc.	97,100	3,503,368	1.72%
Royal Bank of Canada (a)	60,200	3,707,718	1.83%
The Bank of New York Mellon Corp.	110,500	4,148,170	2.04%
Toronto-Dominion Bank (a)	86,800	3,625,636	1.78%
Wells Fargo & Co.	104,300	3,029,915	1.49%
		24,680,879	12.15%

Health Care – 19.47%
AbbVie, Inc.	52,400	4,307,280	2.12%
Amgen, Inc.	22,300	5,334,606	2.63%
Bristol-Myers Squibb Co.	75,800	4,609,398	2.27%
CVS Health Corp.	69,600	4,283,880	2.11%
Gilead Sciences, Inc.	71,400	5,997,600	2.96%
GlaxoSmithKline PLC – ADR (a)	115,500	4,859,085	2.39%
Merck & Co., Inc.	60,400	4,792,136	2.36%
Pfizer, Inc.	139,300	5,343,548	2.63%
		39,527,533	19.47%

Industrials – 9.74%
3M Co.	31,700	4,815,864	2.37%
Caterpillar, Inc.	36,300	4,224,594	2.08%
Delta Air Lines, Inc.	86,000	2,228,260	1.10%
Emerson Electric Co.	69,000	3,935,070	1.94%
United Parcel Service, Inc., Class B	48,300	4,572,078	2.25%
		19,775,866	9.74%

Information Technology – 8.72%
Cisco Systems, Inc.	107,500	4,555,850	2.24%
International Business Machines Corp.	33,200	4,168,592	2.05%
Qualcomm, Inc.	57,200	4,499,924	2.22%
Texas Instruments, Inc.	38,700	4,491,909	2.21%
		17,716,275	8.72%

Materials – 2.06%
Nutrien Ltd. (a)	116,900	4,174,499	2.06%

Total Common Stocks
(Cost $242,660,643)		199,570,486	98.29%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
7

SHORT-TERM INVESTMENTS – 1.79%	Number		% of
	of Shares	Value	Net Assets
Money Market Funds – 1.79%
First American Government Obligations Fund,
Institutional Class, 0.25% (b)	3,634,203	$3,634,203	1.79%

Total Short-Term Investments
(Cost $3,634,203)		3,634,203	1.79%

Total Investments
(Cost $246,294,846) – 100.08%		203,204,689	100.08%
Liabilities in Excess of Other Assets – (0.08)%		(170,732)	(0.08)%

TOTAL NET ASSETS – 100.00%		$203,033,957	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
PLC – Public Limited Company
(a)	U.S.-traded security of a foreign corporation.
(b)	The rate listed is the fund’s seven-day yield as of April 30, 2020.

Summary of Fair Value Exposure as of April 30, 2020

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2020 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$8,844,433	$—	$—	$8,844,433
Consumer Discretionary	11,954,514	—	—	11,954,514
Consumer Staples	40,495,663	—	—	40,495,663
Energy	32,400,824	—	—	32,400,824
Financials	24,680,879	—	—	24,680,879
Health Care	39,527,533	—	—	39,527,533
Industrials	19,775,866	—	—	19,775,866
Information Technology	17,716,275	—	—	17,716,275
Materials	4,174,499	—	—	4,174,499
Total Common Stocks	$199,570,486	$—	$—	$199,570,486
Short-Term Investments
Money Market Funds	$3,634,203	$—	$—	$3,634,203
Total Short-Term Investments	$3,634,203	$—	$—	$3,634,203
Total Investments	$203,204,689	$—	$—	$203,204,689

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
8

SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2020 (Unaudited)

ASSETS:
Investments in securities, at value (cost $246,294,846)	$203,204,689
Cash	41,845
Dividends and interest receivable	410,755
Receivable for fund shares sold	3,045
Prepaid expenses and other assets	20,565
Total assets	203,680,899

LIABILITIES:
Payable for fund shares redeemed	59,581
Payable to advisor	118,050
Payable to administrator	34,104
Payable to auditor	11,373
Accrued distribution fees	374,889
Accrued service fees	15,569
Accrued trustees fees	4,536
Accrued expenses and other payables	28,840
Total liabilities	646,942
NET ASSETS	$203,033,957

NET ASSETS CONSISTS OF:
Capital stock	$243,018,967
Accumulated deficit	(39,985,010)
Total net assets	$203,033,957

NET ASSETS:
Investor Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$198,085,733
Shares issued and outstanding	14,581,676
Net asset value, offering price, and redemption price per share	$13.58

Institutional Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$4,948,224
Shares issued and outstanding	364,053
Net asset value, offering price, and redemption price per share	$13.59

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
9

Financial Statements

Statement of Operations for the six months ended April 30, 2020 (Unaudited)

INVESTMENT INCOME:
Dividend income(1)	$4,777,568
Interest income	37,945
Total investment income	4,815,513

EXPENSES:
Investment advisory fees (See Note 5)	888,672
Distribution fees – Investor Class (See Note 5)	175,662
Administration, accounting, custody, and transfer agent fees (See Note 5)	126,377
Service fees – Investor Class (See Note 5)	117,108
Sub-transfer agent expenses – Investor Class (See Note 5)	89,308
Sub-transfer agent expenses – Institutional Class (See Note 5)	3,177
Federal and state registration fees	19,945
Compliance expense (See Note 5)	13,462
Audit fees	11,375
Reports to shareholders	11,016
Trustees’ fees and expenses	9,553
Legal fees	1,281
Other expenses	14,930
Total expenses	1,481,866
NET INVESTMENT INCOME	$3,333,647

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	$1,313,644
Net change in unrealized appreciation/depreciation on investments	(46,914,128)
Net loss on investments	(45,600,484)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(42,266,837)

(1)	Net of foreign taxes withheld and issuance fees of $104,704.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
10

STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
OPERATIONS:
Net investment income	$3,333,647	$7,177,446
Net realized gain on investments	1,313,644	11,149,160
Net change in unrealized
appreciation/depreciation on investments	(46,914,128)	(5,555,727)
Net increase (decrease) in net assets
resulting from operations	(42,266,837)	12,770,879

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings – Investor Class	(16,696,863)	(36,817,937)
Distributable earnings – Institutional Class	(434,493)	(980,722)
Total distributions	(17,131,356)	(37,798,659)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	998,842	2,177,066
Proceeds from shares subscribed – Institutional Class	555,343	1,522,914
Dividends reinvested – Investor Class	15,770,353	34,854,971
Dividends reinvested – Institutional Class	399,784	893,462
Cost of shares redeemed – Investor Class	(14,752,516)	(25,540,967)
Cost of shares redeemed – Institutional Class	(929,266)	(2,463,013)
Net increase in net assets derived
from capital share transactions	2,042,540	11,444,433
TOTAL DECREASE IN NET ASSETS	(57,355,653)	(13,583,347)

NET ASSETS:
Beginning of period	260,389,610	273,972,957
End of period	$203,033,957	$260,389,610

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	62,799	128,721
Shares sold – Institutional Class	34,336	90,985
Shares issued to holders as reinvestment
of dividends – Investor Class	906,647	2,133,897
Shares issued to holders as reinvestment
of dividends – Institutional Class	22,969	54,603
Shares redeemed – Investor Class	(959,893)	(1,518,570)
Shares redeemed – Institutional Class	(62,175)	(150,029)
Net increase in shares outstanding	4,683	739,607

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
11

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$17.43

Income from investment operations:
Net investment income	0.22	(1)
Net realized and unrealized gains (losses) on investments	(2.93)
Total from investment operations	(2.71)

Less distributions:
Dividends from net investment income	(0.47)
Dividends from net realized gains	(0.67)
Total distributions	(1.14)
Net asset value, end of period	$13.58

TOTAL RETURN	-16.89	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$198.09
Ratio of expenses to average net assets	1.24	%(3)
Ratio of net investment income to average net assets	2.77	%(3)
Portfolio turnover rate(4)	30	%(2)

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
12

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2019	2018	2017	2016	2015

$19.29	$21.48	$18.36	$17.69	$18.41

0.47 (1)	0.41	0.45	0.43	0.44
0.30	0.35	3.10	0.67	(0.75)
0.77	0.76	3.55	1.10	(0.31)

(0.41)	(0.42)	(0.43)	(0.43)	(0.41)
(2.22)	(2.53)	—	—	—
(2.63)	(2.95)	(0.43)	(0.43)	(0.41)
$17.43	$19.29	$21.48	$18.36	$17.69

5.22%	3.64%	19.63%	6.41%	-1.77%

$253.95	$266.76	$281.07	$126.53	$129.86
1.23%	1.21%	1.22%	1.25%	1.10%
2.75%	2.21%	2.36%	2.33%	2.32%
27%	41%	72%	36%	46%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
13

Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$17.45

Income from investment operations:
Net investment income	0.24	(1)
Net realized and unrealized gains (losses) on investments	(2.93)
Total from investment operations	(2.69)

Less distributions:
Dividends from net investment income	(0.49)
Dividends from net realized gains	(0.68)
Total distributions	(1.17)
Net asset value, end of period	$13.59

TOTAL RETURN	-16.80	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$4.95
Ratio of expenses to average net assets:	1.02	%(3)
Ratio of net investment income to average net assets:	2.99	%(3)
Portfolio turnover rate(4)	30	%(2)

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
14

FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended October 31,
2019	2018	2017	2016	2015

$19.33	$21.52	$18.40	$17.67	$18.41

0.50 (1)	0.45	0.43	0.48	0.53
0.29	0.35	3.18	0.67	(0.83)
0.79	0.80	3.61	1.15	(0.30)

(0.45)	(0.46)	(0.49)	(0.42)	(0.44)
(2.22)	(2.53)	—	—	—
(2.67)	(2.99)	(0.49)	(0.42)	(0.44)
$17.45	$19.33	$21.52	$18.40	$17.67

5.37%	3.88%	19.95%	6.72%	-1.72%

$6.44	$7.22	$7.40	$1.88	$1.75
1.08%	0.98%	0.97%	0.95%	1.00%
2.92%	2.43%	2.60%	2.63%	2.43%
27%	41%	72%	36%	46%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
15

Financial Statements

Notes to the Financial Statements April 30, 2020 (Unaudited)

1).  ORGANIZATION

The Hennessy Cornerstone Value Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is total return, consisting of capital appreciation and current income. The Fund is a diversified fund.

The Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only one class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

HENNESSYFUNDS.COM
16

NOTES TO THE FINANCIAL STATEMENTS

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. The Fund is charged for those expenses that are directly attributable to its portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest $0.01. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

3).  SECURITIES VALUATION

The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

HENNESSY FUNDS	1-800-966-4354
17

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

HENNESSYFUNDS.COM
18

NOTES TO THE FINANCIAL STATEMENTS

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means that the Fund’s NAV reflects the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of April 30, 2020, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2020, were $69,278,230 and $78,301,299, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2020.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (collectively, the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2020, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

HENNESSY FUNDS	1-800-966-4354
19

5).  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment advisory services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based on the average daily net assets of the Fund at an annual rate of 0.74%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment advisory services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, printing and mailing of prospectuses to other than current shareholders, printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments of sub-transfer agent expenses by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services. These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) provides the Fund with administrative, accounting, and transfer agent services. As administrator, Fund Services is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. The servicing agreements between the Trust and Fund Services and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, accounting, custody, and transfer agent fees. The administrative, accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

HENNESSYFUNDS.COM
20

NOTES TO THE FINANCIAL STATEMENTS

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar was an affiliate of Fund Services and U.S. Bank N.A. through March 30, 2020. Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from Fund Services. As a result of the acquisition, Quasar became a wholly owned broker-dealer subsidiary of Foreside and is no longer affiliated with Fund Services or U.S. Bank N.A. The Board approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

The officers of the Fund are affiliated with the Advisor. With the exception of the Chief Compliance Officer and the Senior Compliance Officer, such officers receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments on an equal basis to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2020, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2019, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$256,839,158
Gross tax unrealized appreciation	$30,378,700
Gross tax unrealized depreciation	(26,875,325)
Net tax unrealized appreciation/(depreciation)	$3,503,375
Undistributed ordinary income	$5,925,833
Undistributed long-term capital gains	9,983,975
Total distributable earnings	$15,909,808
Other accumulated gain/(loss)	$—
Total accumulated gain/(loss)	$19,413,183

HENNESSY FUNDS	1-800-966-4354
21

The difference between book-basis unrealized appreciation/depreciation and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

As of October 31, 2019, the Fund had no tax basis capital losses to offset future capital gains.

As of October 31, 2019, the Fund did not defer, on a tax basis, any late-year ordinary losses. Late-year ordinary losses are net ordinary losses incurred after December 31, 2018, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2020 (year to date) and fiscal year 2019, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
Ordinary income(1)	$7,147,330	$21,936,197
Long-term capital gain	9,984,026	15,862,462
	$17,131,356	$37,798,659

(1) Ordinary income includes short-term capital gain.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2020, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

HENNESSYFUNDS.COM
22

NOTES TO THE FINANCIAL STATEMENTS/EXPENSE EXAMPLE

Expense Example (Unaudited)
April 30, 2020

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019, through April 30, 2020.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bank Global Fund Services, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

HENNESSY FUNDS	1-800-966-4354
23

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2019	April 30, 2020	During Period(1)
Investor Class
Actual	$1,000.00	$ 831.10	$5.65
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.22

Institutional Class
Actual	$1,000.00	$ 832.00	$4.65
Hypothetical (5% return before expenses)	$1,000.00	$1,019.79	$5.12

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.24% for Investor Class shares or 1.02% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 182/366 days (to reflect the half-year period).

HENNESSYFUNDS.COM
24

EXPENSE EXAMPLE — ELECTRONIC DELIVERY

How to Obtain a Copy of the Fund’s Proxy
Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or on request by calling 1-800-966-4354.

Federal Tax Distribution Information (Unaudited)

For fiscal year 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 49.21%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2019 was 33.20%.

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 70.55%.

Important Notice Regarding Delivery
of Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Electronic Delivery

The Funds offer shareholders the option to receive account statements, prospectuses, tax forms, and shareholder reports online. To sign up for eDelivery, please visit www.hennessyfunds.com/account. You may change your delivery preference at any time by visiting our website or calling U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124.

HENNESSY FUNDS	1-800-966-4354
25

Board Approval of Investment Advisory
Agreement

At its meeting on March 12, 2020, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”). As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties and the relevant factors for them to consider with respect to approving the advisory agreement. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the services provided by the Advisor;

(4)	A written discussion of economies of scale;

(5)	A summary of the key terms of the advisory agreement;

(6)	A recent Fund fact sheet, which included performance information over various periods;

(7)	A peer expense comparison of the net expense ratio and investment advisory fee of the Fund; and

(8)	The Advisor’s financial statements from its most recent Form 10-K and Form 10-Q.

All of the factors discussed were considered as a whole by the Trustees and by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

HENNESSYFUNDS.COM
26

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(4)	The costs and profitability of the Fund to the Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund (other than the advisory fee).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund and noted that their overall confidence in the Advisor was high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor and that the nature and extent of the services provided by the Advisor were appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	seeks best execution for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the liquidity of each Fund.

(d)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(e)
The Advisor monitors compliance with federal securities laws, maintains a compliance program (including a code of ethics), conducts ongoing reviews of the compliance programs of the Fund’s service providers, as feasible, conducts on-site visits to the Fund’s service providers, monitors incidents of abusive trading practices, reviews Fund expense accruals, payments, and fixed expense ratios, evaluates insurance providers for fidelity bond, D&O/E&O insurance, and cybersecurity insurance coverage, manages regulatory examination compliance and responses, conducts employee compliance training, reviews reports provided by service providers, and maintains books and records.

(f)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

(g)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(h)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

HENNESSY FUNDS	1-800-966-4354
27

(i)	For each annual report of the Fund, the Advisor prepares a written summary of the Fund’s performance during the most recent 12-month period.

(j)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Ameritrade, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(k)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(l)	The Advisor provides a quarterly compliance certification to the Board.

(m)
The Advisor prepares or reviews all Board materials, frequently presents to the Board and leads Board discussions, prepares or reviews all meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on such information, the Trustees determined that the Advisor manages the Fund in a manner materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various periods warranted continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether the Advisor was realizing economies of scale that it should share with the Fund’s shareholders. The Trustees noted that the assets of the Fund had declined over the prior year. In addition, the Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees, so the Advisor does not realize material economies of scale relating to those expenses as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to contain expenses through actions such as renegotiating service contracts, the Advisor’s significant marketing efforts to promote the Funds, the Advisor’s investments in personnel to manage the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain

HENNESSYFUNDS.COM
28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

circumstances. The Trustees noted that it did not appear that the Advisor was realizing economies of scale at current asset levels and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund (other than the advisory fee). The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable, which was based on, among other things, the Trustees’ finding that the research, analytical, statistical, and other information and services provided by brokers are merely supplemental to the Advisor’s own efforts in the performance of its duties under the advisory agreement.

After reviewing the materials and information provided at the meeting, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, brokerage commissions information, the adequacy and efficacy of the Advisor’s written policies and procedures, other regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

HENNESSY FUNDS	1-800-966-4354
29

For information, questions, or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT, &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

www.hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2020

HENNESSY TOTAL RETURN FUND

Investor Class  HDOGX

IMPORTANT NOTICE REGARDING ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual reports will no longer be sent by mail unless you specifically request paper copies from the Hennessy Funds or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Hennessy Funds electronically by visiting www.hennessyfunds.com/account or by calling U.S. Bank Global Fund Services at 1-800-261-6950. If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling U.S. Bank Global Fund Services at 1-800-261-6950 or, if you own your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive paper copies of reports will apply to all Funds in the Hennessy Funds family.

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Statement of Cash Flows	12
Financial Highlights	14
Notes to the Financial Statements	16
Expense Example	24
Proxy Voting Policy and Proxy Voting Records	25
Availability of Quarterly Portfolio Schedule	25
Federal Tax Distribution Information	25
Important Notice Regarding Delivery of Shareholder Documents	25
Electronic Delivery	25
Board Approval of Investment Advisory Agreement	26

HENNESSY FUNDS	1-800-966-4354

June 2020

Dear Hennessy Funds Shareholder:

First and foremost, I hope this communication finds you and your loved ones safe and healthy. In many ways, the COVID-19 pandemic has turned the world upside down in recent months, and we at Hennessy have joined the rest of the world in witnessing and experiencing its profound effect on public health, the global economy, and the everyday lives of people around the world.  In response to the crisis, we invoked our business continuity plan in mid-March to ensure a smooth transition to remote work for all of our employees, who have been working safely and productively from home. We want to assure our Hennessy Funds shareholders that our operations are uninterrupted and functioning normally.

The past six months have been marked by extremes. During the first half of the period from November 2019 through January 2020, the bull market, supported by strong corporate fundamentals, continued to move higher, and investors appeared focused on record-low unemployment and strong economic growth. In mid-February, the major U.S. market indices hit all-time highs, but then, within just a matter of weeks, lost over one-third of their values as the COVID-19 pandemic unfolded. Shelter-in-place and business closure orders rippled through the nation, causing initial unemployment claims to skyrocket to their highest number in history. The market then rallied back and posted double-digit positive returns in April.

For the six months ended April 30, 2020, on a total return basis, the Dow Jones Industrial Average was down 8.9% and the S&P 500® Index was down 3.2%. Small-cap and mid-cap stocks generally fared worse than large-cap stocks during the period, and the Financial sector was particularly hard hit as the Federal Reserve aggressively cut the federal funds rate in an effort to stabilize the economy. The Energy sector was crushed by both the sudden loss of demand due to COVID-19 and the oversupply caused by the surprise market-share battle between Russia and Saudi Arabia, and the S&P 500® Energy Sector Index ended the six-month period down over 30%.

The COVID-19 pandemic is an unprecedented event, and the duration and full extent of the economic impact is unknown. In the moment, there is always the concern that ‘this time is different.’ But, when you are able to look at past financial, political, and health crises with the benefit of 20/20 hindsight, history has demonstrated that our economy and financial markets have always rebounded and recovered eventually. If you look back to the last market downturn in 2008, economic fundamentals were weak compared to the market in 2020, where the overall underpinnings were – and are still – quite strong.  Publicly listed companies today have plenty of cash, with over $5 trillion on balance sheets of the S&P 500® companies alone, and I believe that most will survive and that many may emerge from the current crisis even stronger.

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

We understand that this market volatility and economic uncertainty is jarring to many investors, and we continue to monitor events and the markets. We remain focused on managing our high-conviction portfolios for the long-term benefit of our shareholders, and we are confident in the time-tested strategies and rigorous research that led to their formation. We encourage shareholders to maintain a long-term investment horizon and to remain focused on long-term goals. As always, but especially in these trying times, we are here to support our shareholders, and we thank you for your continued investment and trust. Should you have any questions or would like to speak with us directly, please don’t hesitate to call (800) 966-4354 or email us at fundsinfo@hennessyfunds.com.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

The Dow Jones Industrial Average and S&P 500® Index are commonly used to measure the performance of U.S. stocks. The S&P 500® Energy Sector Index is an index that comprises those companies included in the S&P 500 that are classified as members of the GICS energy sector. One cannot invest directly in an index.

HENNESSY FUNDS	1-800-966-4354
3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2020

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Total Return
Fund (HDOGX)	-8.65%	-7.58%	4.52%	7.47%
75/25 Blended DJIA/Treasury Index	-6.12%	-3.66%	7.27%	8.52%
Dow Jones Industrial Average	-8.87%	-6.16%	9.06%	11.01%

Expense ratio:  2.32%

(1)	Periods of less than one year are not annualized.

_______________

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.

The 75/25 Blended DJIA/Treasury Index consists of 75% common stocks represented by the Dow Jones Industrial Average and 25% short-duration Treasury securities represented by the ICE BofAML 3-Month U.S. Treasury Bill Index, which comprises U.S. Treasury securities maturing in three months. The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the NYSE or The NASDAQ Stock Market. One cannot invest directly in an index. These indices are used herein for comparative purposes in accordance with SEC regulations.

The Dow Jones Industrial Average is the property of the Dow Jones & Company, Inc. Dow Jones & Company, Inc. is not affiliated with the Fund or its investment advisor. Dow Jones & Company, Inc. has not participated in any way in the creation of the Fund or in the selection of stocks included in the Fund and has not approved any information included in this report.

The expense ratio presented is from the most recent prospectus. The expense ratio for the current reporting period is available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM
4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2020 (Unaudited)

HENNESSY TOTAL RETURN FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING MONEY MARKET FUNDS)	% NET ASSETS
U.S. Treasury Bill, 0.280%, 07/16/2020	36.42%
U.S. Treasury Bill, 0.080%, 05/14/2020	20.80%
U.S. Treasury Bill, 0.115%, 06/18/2020	10.41%
Pfizer, Inc.	8.20%
Verizon Communications, Inc.	7.99%
International Business Machines Corp.	7.41%
Chevron Corp.	7.18%
3M Co.	7.14%
Cisco Systems, Inc.	6.49%
Walgreens Boots Alliance, Inc.	6.41%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

HENNESSY FUNDS	1-800-966-4354
5

COMMON STOCKS – 72.01%	Number		% of
	of Shares	Value	Net Assets
Communication Services – 7.99%
Verizon Communications, Inc.	80,200	$4,607,490	7.99%

Consumer Staples – 12.79%
The Coca-Cola Co.	80,200	3,680,378	6.38%
Walgreens Boots Alliance, Inc.	85,300	3,692,637	6.41%
		7,373,015	12.79%

Energy – 13.56%
Chevron Corp.	45,000	4,140,000	7.18%
Exxon Mobil Corp.	79,200	3,680,424	6.38%
		7,820,424	13.56%

Health Care – 9.32%
Johnson & Johnson	4,300	645,172	1.12%
Pfizer, Inc.	123,300	4,729,788	8.20%
		5,374,960	9.32%

Industrials – 8.11%
3M Co.	27,100	4,117,032	7.14%
Caterpillar, Inc.	4,800	558,624	0.97%
		4,675,656	8.11%

Information Technology – 13.90%
Cisco Systems, Inc.	88,300	3,742,154	6.49%
International Business Machines Corp.	34,000	4,269,040	7.41%
		8,011,194	13.90%

Materials – 6.34%
Dow, Inc.	99,600	3,654,324	6.34%

Total Common Stocks
(Cost $43,417,214)		41,517,063	72.01%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
6

SCHEDULE OF INVESTMENTS

SHORT-TERM INVESTMENTS – 68.74%	Number of Shares/		% of
	Par Amount	Value	Net Assets
Money Market Funds – 1.11%
First American Government Obligations Fund,
Institutional Class, 0.25% (a)	641,482	$641,482	1.11%

U.S. Treasury Bills – 67.63%
0.080%, 05/14/2020 (b)(c)	12,000,000	11,993,392	20.80%
0.115%, 06/18/2020 (b)(c)	6,000,000	6,000,000	10.41%
0.280%, 07/16/2020 (b)(c)	21,000,000	20,996,176	36.42%
		38,989,568	67.63%
Total Short-Term Investments
(Cost $39,629,554)		39,631,050	68.74%

Total Investments
(Cost $83,046,768) – 140.75%		81,148,113	140.75%
Liabilities in Excess of Other Assets – (40.75)%		(23,494,553)	(40.75)%

TOTAL NET ASSETS – 100.00%		$57,653,560	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s seven-day yield as of April 30, 2020.
(b)	The rate listed is the discount rate at issue.
(c)	All or a portion of this security is pledged as collateral for securities sold subject to repurchase. The aggregate fair value of the collateral is $25,993,044.

Summary of Fair Value Exposure as of April 30, 2020

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2020 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$4,607,490	$—	$—	$4,607,490
Consumer Staples	7,373,015	—	—	7,373,015
Energy	7,820,424	—	—	7,820,424
Health Care	5,374,960	—	—	5,374,960
Industrials	4,675,656	—	—	4,675,656
Information Technology	8,011,194	—	—	8,011,194
Materials	3,654,324	—	—	3,654,324
Total Common Stocks	$41,517,063	$—	$—	$41,517,063
Short-Term Investments
Money Market Funds	$641,482	$—	$—	$641,482
U.S. Treasury Bills	—	38,989,568	—	38,989,568
Total Short-Term Investments	$641,482	$38,989,568	$—	$39,631,050
Total Investments	$42,158,545	$38,989,568	$—	$81,148,113

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
7

Schedule of Reverse Repurchase Agreements

			Principal	Maturity	Maturity
Face Value	Counterparty	Rate	Trade Date	Date	Amount
$7,196,000	Jefferies LLC	1.80%	02/13/20	05/14/20	$7,228,382
3,598,000	Jefferies LLC	0.70%	03/19/20	06/18/20	3,604,297
12,593,000	Jefferies LLC	0.35%	04/16/20	07/16/20	12,604,019
$23,387,000					$23,436,698

As of April 30, 2020, the fair value of securities held as collateral for reverse repurchase agreements was $25,993,044, as noted on the Schedule of Investments.

Reverse repurchase agreements are not included in the fair value hierarchy because they are carried at face value. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. The face value of the reverse repurchase agreements as of April 30, 2020, was $23,387,000. The face value plus interest due at maturity is equal to $23,436,698.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
8

SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2020 (Unaudited)

ASSETS:
Investments in securities, at value (cost $83,046,768)	$81,148,113
Dividends and interest receivable	54,562
Receivable for fund shares sold	151
Prepaid expenses and other assets	10,583
Total assets	81,213,409

LIABILITIES:
Payable for fund shares redeemed	8,766
Payable to advisor	27,554
Payable to administrator	11,343
Payable to auditor	11,373
Accrued distribution fees	58,605
Accrued service fees	4,592
Reverse repurchase agreements	23,387,000
Accrued interest payable	32,357
Accrued trustees fees	6,246
Accrued expenses and other payables	12,013
Total liabilities	23,559,849
NET ASSETS	$57,653,560

NET ASSETS CONSISTS OF:
Capital stock	$55,362,389
Total distributable earnings	2,291,171
Total net assets	$57,653,560

NET ASSETS:
Investor Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$57,653,560
Shares issued and outstanding	4,569,034
Net asset value, offering price, and redemption price per share	$12.62

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
9

Financial Statements

Statement of Operations for the six months ended April 30, 2020 (Unaudited)

INVESTMENT INCOME:
Dividend income	$928,826
Interest income	339,383
Total investment income	1,268,209

EXPENSES:
Interest expense (See Notes 7 and 9)	251,216
Investment advisory fees (See Note 5)	193,074
Distribution fees – Investor Class (See Note 5)	48,268
Administration, accounting, custody, and transfer agent fees (See Note 5)	38,006
Service fees – Investor Class (See Note 5)	32,179
Sub-transfer agent expenses – Investor Class (See Note 5)	27,982
Compliance expense (See Note 5)	13,462
Federal and state registration fees	12,817
Audit fees	11,375
Trustees’ fees and expenses	8,559
Reports to shareholders	6,008
Legal fees	366
Other expenses	4,371
Total expenses	647,683
NET INVESTMENT INCOME	$620,526

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	$4,463,183
Net change in unrealized appreciation/depreciation on investments	(10,859,112)
Net loss on investments	(6,395,929)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,775,403)

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
10

STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
OPERATIONS:
Net investment income	$620,526	$1,326,399
Net realized gain (loss) on investments	4,463,183	(174,948)
Net change in unrealized
appreciation/depreciation on investments	(10,859,112)	4,513,627
Net increase (decrease) in net assets
resulting from operations	(5,775,403)	5,665,078

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings – Investor Class	(685,864)	(3,434,351)
Total distributions	(685,864)	(3,434,351)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	872,039	20,299,985
Dividends reinvested – Investor Class	649,975	3,277,777
Cost of shares redeemed – Investor Class	(10,348,466)	(24,470,559)
Net decrease in net assets derived
from capital share transactions	(8,826,452)	(892,797)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,287,719)	1,337,930

NET ASSETS:
Beginning of period	72,941,279	71,603,349
End of period	$57,653,560	$72,941,279

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	65,479	1,488,984
Shares issued to holders as reinvestment
of dividends – Investor Class	52,678	242,975
Shares redeemed – Investor Class	(767,367)	(1,788,558)
Net decrease in shares outstanding	(649,210)	(56,599)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
11

Financial Statements

Statement of Cash Flows for the six months ended April 30, 2020 (Unaudited)

Cash flows from operating activities:
Net decrease in net assets from operations	$(5,775,403)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Payments to purchase securities	(15,370,436)
Proceeds from sale of securities	19,582,452
Proceeds from securities litigation	295
Net sale of short term investments	10,508,656
Realized gain on investments in securities	(4,463,183)
Net accretion of discount on securities	(331,457)
Change in unrealized appreciation/depreciation
on investments in securities	10,859,112
Decreases in operating assets:
Decrease in dividends and interest receivable	33,889
Decrease in prepaid expenses and other assets	5,219
Decreases in operating liabilities:
Decrease in payable to advisor	(9,612)
Decrease in payable to administrator	(3,947)
Decrease in payable for distribution fees	(2,047)
Decrease in payable for service fees	(1,602)
Decrease in accrued interest payable	(45,265)
Decrease in accrued audit fees	(11,175)
Decrease in accrued trustee fees	(356)
Decrease in other accrued expenses and payables	(7,322)
Net cash provided by operating securities	14,967,818

Cash flows from financing activities:
Decrease in reverse repurchase agreements	(5,397,000)
Proceeds on shares sold	872,148
Payment on shares redeemed	(10,407,077)
Distributions paid in cash, net of reinvestments	(35,889)
Net cash provided by financing activities	(14,967,818)
Net increase in cash	—

Cash:
Beginning balance	—
Ending balance	$—

Supplemental information:
Non-cash financing activities not included herein, consisting
of dividend reinvestment of dividends and distributions	$649,975

Cash paid for interest	$296,481

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
12

STATEMENT OF CASH FLOWS

(This Page Intentionally Left Blank.)

HENNESSY FUNDS	1-800-966-4354
13

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$13.98

Income from investment operations:
Net investment income	0.13	(1)
Net realized and unrealized gains (losses) on investments	(1.34)
Total from investment operations	(1.21)

Less distributions:
Dividends from net investment income	(0.15)
Dividends from net realized gains	—
Total distributions	(0.15)
Net asset value, end of period	$12.62

TOTAL RETURN	-8.65	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$57.65
Ratio of expenses, including interest expense, to average net assets	2.01	%(3)
Ratio of net investment income to average net assets	1.93	%(3)
Portfolio turnover rate	34	%(2)

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
14

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2019	2018	2017	2016	2015

$13.57	$14.66	$13.84	$14.19	$15.27

0.24 (1)	0.23	0.20	0.16	0.20
0.81	0.43	1.48	0.88	(0.02)
1.05	0.66	1.68	1.04	0.18

(0.24)	(0.23)	(0.20)	(0.16)	(0.20)
(0.40)	(1.52)	(0.66)	(1.23)	(1.06)
(0.64)	(1.75)	(0.86)	(1.39)	(1.26)
$13.98	$13.57	$14.66	$13.84	$14.19

7.93%	4.92%	12.56%	8.20%	1.22%

$72.94	$71.60	$77.75	$83.87	$69.42
2.31%	1.95%	1.57%	1.44%	1.28%
1.74%	1.67%	1.38%	1.22%	1.40%
30%	10%	36%	44%	27%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
15

Financial Statements

Notes to the Financial Statements April 30, 2020 (Unaudited)

1).  ORGANIZATION

The Hennessy Total Return Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is total return, consisting of capital appreciation and current income. The Fund is a non-diversified fund and offers Investor Class shares.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis.

HENNESSYFUNDS.COM
16

NOTES TO THE FINANCIAL STATEMENTS

Other non-cash dividends are recognized as investment income at the fair value of the property received. The Fund is charged for those expenses that are directly attributable to its portfolio, such as advisory, administration, and certain shareholder service fees.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid at the end of each calendar quarter. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest $0.01. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

i).
Derivatives – The Fund may invest in derivatives such as options, futures contracts, options on futures contracts, and swaps, for a variety of reasons, including to hedge certain risks, provide a substitute for purchasing or selling particular securities, or increase potential income gain. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may allow the Fund to increase or decrease its level of risk more quickly and efficiently than transactions in other types of instruments. The main reason for utilizing derivative instruments is for hedging purposes.

The Fund follows the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. Under such rules, the Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s results of operations and financial position. During the six months ended April 30, 2020, the Fund did not hold any derivative instruments.

j).
Repurchase and Reverse Repurchase Agreements – The Fund may enter into repurchase agreements and reverse repurchase agreements with member banks or security dealers of the Federal Reserve Board whom the investment advisor deems creditworthy. Transactions involving repurchase agreements and reverse repurchase agreements are treated as collateralized financing transactions and are recorded at their contracted resell or repurchase amounts, which approximates fair value. Interest on repurchase agreements and reverse repurchase agreements is included in interest receivable and interest payable, respectively.

HENNESSY FUNDS	1-800-966-4354
17

In connection with repurchase agreements, securities pledged as collateral are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover the repurchase amount in the event of default of the counterparty. If the counterparty defaults and the fair value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

As of April 30, 2020, securities with a fair value of $25,993,044, which are included in investments in securities in the Statement of Assets and Liabilities, were pledged to collateralize reverse repurchase agreements.

k).
Offsetting Assets and Liabilities – The Fund follows the financial reporting rules regarding offsetting assets and liabilities and related netting arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRAs”) that permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the MRA may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities. For additional information regarding the offsetting of assets and liabilities as of April 30, 2020, please refer to the table in Note 9.

3).  SECURITIES VALUATION

The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted

HENNESSYFUNDS.COM
18

NOTES TO THE FINANCIAL STATEMENTS

sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

HENNESSY FUNDS	1-800-966-4354
19

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of April 30, 2020, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2020, were $15,370,436 and $19,582,452, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2020.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (collectively, the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2020, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment advisory services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based on the average daily net assets of the Fund at an annual rate of 0.60%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Board has approved a Shareholder Servicing Agreement for the Fund, which was instituted to compensate the Advisor for the non-investment advisory services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund. The shareholder service fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets. Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, printing and mailing of prospectuses to other than current shareholders, printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments of sub-transfer agent expenses by the Fund to the brokers, dealers,

HENNESSYFUNDS.COM
20

NOTES TO THE FINANCIAL STATEMENTS

and financial intermediaries for providing certain shareholder maintenance services. These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) provides the Fund with administrative, accounting, and transfer agent services. As administrator, Fund Services is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. The servicing agreements between the Trust and Fund Services and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, accounting, custody, and transfer agent fees. The administrative, accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar was an affiliate of Fund Services and U.S. Bank N.A. through March 30, 2020. Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from Fund Services. As a result of the acquisition, Quasar became a wholly owned broker-dealer subsidiary of Foreside and is no longer affiliated with Fund Services or U.S. Bank N.A. The Board approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

The officers of the Fund are affiliated with the Advisor. With the exception of the Chief Compliance Officer and the Senior Compliance Officer, such officers receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments on an equal basis to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear

HENNESSY FUNDS	1-800-966-4354
21

interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2020, the Fund had an outstanding average daily balance and a weighted average interest rate of $3,984 and 4.75%, respectively. The interest expensed by the Fund during the six months ended April 30, 2020, is included in the Statement of Operations. The maximum amount outstanding for the Fund during the period was $417,000. As of April 30, 2020, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2019, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$93,073,817
Gross tax unrealized appreciation	$10,143,856
Gross tax unrealized depreciation	(1,284,121)
Net tax unrealized appreciation/(depreciation)	$8,859,735
Undistributed ordinary income	$96,178
Undistributed long-term capital gains	—
Total distributable earnings	$96,178
Other accumulated gain/(loss)	$(203,475)
Total accumulated gain/(loss)	$8,752,438

The difference between book-basis unrealized appreciation/depreciation and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

As of October 31, 2019, the Fund had capital loss carryforwards as follows:

$203,475	Unlimited Short-Term

As of October 31, 2019, the Fund did not defer, on a tax basis, any late-year ordinary losses. Late-year ordinary losses are net ordinary losses incurred after December 31, 2018, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2020 (year to date) and fiscal year 2019, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
Ordinary income(1)	$685,864	$1,318,071
Long-term capital gain	—	2,116,280
	$685,864	$3,434,351

(1) Ordinary income includes short-term capital gain.

9).  REVERSE REPURCHASE AGREEMENTS

The Fund may enter into reverse repurchase agreements with the same parties with which it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed date and price. Reverse repurchase agreements are regarded as a form of secured borrowing by the Fund. Securities sold under reverse repurchase agreements are reflected as a liability in the Statement of Assets and Liabilities. Interest payments made under reverse repurchase agreements during the six months ended April 30, 2020, totaled $251,120 and are recorded as a component of interest expense in the Statement of Operations.

HENNESSYFUNDS.COM
22

NOTES TO THE FINANCIAL STATEMENTS

During the six months ended April 30, 2020, the average daily balance and average interest rate in effect for reverse repurchase agreements were $26,599,500 and 1.85%, respectively. Below is information about the scheduled maturity date, amount, and interest rate for outstanding reverse repurchase agreements as of April 30, 2020:

Maturity Date	Amount	Interest Rate
May 14, 2020	$ 7,196,000	1.80%
June 18, 2020	$ 3,598,000	0.70%
July 16, 2020	$12,593,000	0.35%

Outstanding reverse repurchase agreements as of April 30, 2020, comprised 40.56% of the Fund’s net assets.

Below is information about reverse repurchase agreements eligible for offset in the Statement of Assets and Liabilities, on both a gross and net basis:

	Gross	Net	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Amounts	Amounts
	Offset	Presented
Gross	in the	in the
Amounts of	Statement of	Statement of		Collateral
Recognized	Assets and	Assets and	Financial	Pledged	Net
Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
$23,387,000	$—	$23,387,000	$23,387,000	$—	$—
$23,387,000	$—	$23,387,000	$23,387,000	$—	$—

For additional information, please refer to the “Offsetting Assets and Liabilities” section in Note 2.

10).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2020, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

HENNESSY FUNDS	1-800-966-4354
23

Expense Example (Unaudited)
April 30, 2020

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019, through April 30, 2020.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bank Global Fund Services, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2019	April 30, 2020	During Period(1)
Investor Class
Actual	$1,000.00	$ 913.50	$ 9.56
Hypothetical (5% return before expenses)	$1,000.00	$1,014.87	$10.07

(1)	Expenses are equal to the Fund’s annualized expense ratio of 2.01%, multiplied by the average account value over the period, multiplied by 182/366 days (to reflect the half-year period).

HENNESSYFUNDS.COM
24

EXPENSE EXAMPLE — ELECTRONIC DELIVERY

How to Obtain a Copy of the Fund’s
Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or on request by calling 1-800-966-4354.

Federal Tax Distribution Information (Unaudited)

For fiscal year 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2019 was 100.00%.

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0.00%.

Important Notice Regarding Delivery
of Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Electronic Delivery

The Funds offer shareholders the option to receive account statements, prospectuses, tax forms, and shareholder reports online. To sign up for eDelivery, please visit www.hennessyfunds.com/account. You may change your delivery preference at any time by visiting our website or calling U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124.

HENNESSY FUNDS	1-800-966-4354
25

Board Approval of Investment Advisory
Agreement

At its meeting on March 12, 2020, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”). As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties and the relevant factors for them to consider with respect to approving the advisory agreement. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the services provided by the Advisor;

(4)	A written discussion of economies of scale;

(5)	A summary of the key terms of the advisory agreement;

(6)	A recent Fund fact sheet, which included performance information over various periods;

(7)	A peer expense comparison of the net expense ratio and investment advisory fee of the Fund; and

(8)	The Advisor’s financial statements from its most recent Form 10-K and Form 10-Q.

All of the factors discussed were considered as a whole by the Trustees and by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

HENNESSYFUNDS.COM
26

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

(4)	The costs and profitability of the Fund to the Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund (other than the advisory fee).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund and noted that their overall confidence in the Advisor was high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor and that the nature and extent of the services provided by the Advisor were appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	seeks best execution for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the liquidity of each Fund.

(d)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(e)
The Advisor monitors compliance with federal securities laws, maintains a compliance program (including a code of ethics), conducts ongoing reviews of the compliance programs of the Fund’s service providers, as feasible, conducts on-site visits to the Fund’s service providers, monitors incidents of abusive trading practices, reviews Fund expense accruals, payments, and fixed expense ratios, evaluates insurance providers for fidelity bond, D&O/E&O insurance, and cybersecurity insurance coverage, manages regulatory examination compliance and responses, conducts employee compliance training, reviews reports provided by service providers, and maintains books and records.

(f)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

HENNESSY FUNDS	1-800-966-4354
27

(g)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(h)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(i)	For each annual report of the Fund, the Advisor prepares a written summary of the Fund’s performance during the most recent 12-month period.

(j)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Ameritrade, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(k)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(l)	The Advisor provides a quarterly compliance certification to the Board.

(m)
The Advisor prepares or reviews all Board materials, frequently presents to the Board and leads Board discussions, prepares or reviews all meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on such information, the Trustees determined that the Advisor manages the Fund in a manner materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various periods warranted continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether the Advisor was realizing economies of scale that it should share with the Fund’s shareholders. The Trustees noted that the assets of the Fund had declined over the prior year. In addition, the Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees, so the Advisor does not realize material economies of scale relating to those expenses as the assets of the Fund increase. For example, mutual fund platform

HENNESSYFUNDS.COM
28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to contain expenses through actions such as renegotiating service contracts, the Advisor’s significant marketing efforts to promote the Funds, the Advisor’s investments in personnel to manage the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain circumstances. The Trustees noted that it did not appear that the Advisor was realizing economies of scale at current asset levels and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund (other than the advisory fee). The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable, which was based on, among other things, the Trustees’ finding that the research, analytical, statistical, and other information and services provided by brokers are merely supplemental to the Advisor’s own efforts in the performance of its duties under the advisory agreement.

After reviewing the materials and information provided at the meeting, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, brokerage commissions information, the adequacy and efficacy of the Advisor’s written policies and procedures, other regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

HENNESSY FUNDS	1-800-966-4354
29

For information, questions, or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT, &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

www.hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2020

HENNESSY EQUITY AND INCOME FUND
Investor Class  HEIFX
Institutional Class  HEIIX

IMPORTANT NOTICE REGARDING ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual reports will no longer be sent by mail unless you specifically request paper copies from the Hennessy Funds or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Hennessy Funds electronically by visiting www.hennessyfunds.com/account or by calling U.S. Bank Global Fund Services at 1-800-261-6950. If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling U.S. Bank Global Fund Services at 1-800-261-6950 or, if you own your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive paper copies of reports will apply to all Funds in the Hennessy Funds family.

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	19
Financial Highlights	20
Notes to the Financial Statements	24
Expense Example	32
Proxy Voting Policy and Proxy Voting Records	34
Availability of Quarterly Portfolio Schedule	34
Federal Tax Distribution Information	34
Important Notice Regarding Delivery of Shareholder Documents	34
Electronic Delivery	34
Board Approval of Investment Advisory Agreements	35

HENNESSY FUNDS	1-800-966-4354

June 2020

Dear Hennessy Funds Shareholder:

First and foremost, I hope this communication finds you and your loved ones safe and healthy. In many ways, the COVID-19 pandemic has turned the world upside down in recent months, and we at Hennessy have joined the rest of the world in witnessing and experiencing its profound effect on public health, the global economy, and the everyday lives of people around the world.  In response to the crisis, we invoked our business continuity plan in mid-March to ensure a smooth transition to remote work for all of our employees, who have been working safely and productively from home. We want to assure our Hennessy Funds shareholders that our operations are uninterrupted and functioning normally.

The past six months have been marked by extremes. During the first half of the period from November 2019 through January 2020, the bull market, supported by strong corporate fundamentals, continued to move higher, and investors appeared focused on record-low unemployment and strong economic growth. In mid-February, the major U.S. market indices hit all-time highs, but then, within just a matter of weeks, lost over one-third of their values as the COVID-19 pandemic unfolded. Shelter-in-place and business closure orders rippled through the nation, causing initial unemployment claims to skyrocket to their highest number in history. The market then rallied back and posted double-digit positive returns in April.

For the six months ended April 30, 2020, on a total return basis, the Dow Jones Industrial Average was down 8.9% and the S&P 500® Index was down 3.2%. Small-cap and mid-cap stocks generally fared worse than large-cap stocks during the period, and the Financial sector was particularly hard hit as the Federal Reserve aggressively cut the federal funds rate in an effort to stabilize the economy. The Energy sector was crushed by both the sudden loss of demand due to COVID-19 and the oversupply caused by the surprise market-share battle between Russia and Saudi Arabia, and the S&P 500® Energy Sector Index ended the six-month period down over 30%.

The COVID-19 pandemic is an unprecedented event, and the duration and full extent of the economic impact is unknown. In the moment, there is always the concern that ‘this time is different.’ But, when you are able to look at past financial, political, and health crises with the benefit of 20/20 hindsight, history has demonstrated that our economy and financial markets have always rebounded and recovered eventually. If you look back to the last market downturn in 2008, economic fundamentals were weak compared to the market in 2020, where the overall underpinnings were – and are still – quite strong.  Publicly listed companies today have plenty of cash, with over $5 trillion on balance sheets of the S&P 500® companies alone, and I believe that most will survive and that many may emerge from the current crisis even stronger.

HENNESSYFUNDS.COM

LETTER TO SHAREHOLDERS

We understand that this market volatility and economic uncertainty is jarring to many investors, and we continue to monitor events and the markets. We remain focused on managing our high-conviction portfolios for the long-term benefit of our shareholders, and we are confident in the time-tested strategies and rigorous research that led to their formation. We encourage shareholders to maintain a long-term investment horizon and to remain focused on long-term goals. As always, but especially in these trying times, we are here to support our shareholders, and we thank you for your continued investment and trust. Should you have any questions or would like to speak with us directly, please don’t hesitate to call (800) 966-4354 or email us at fundsinfo@hennessyfunds.com.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

The Dow Jones Industrial Average and S&P 500® Index are commonly used to measure the performance of U.S. stocks. The S&P 500® Energy Sector Index is an index that comprises those companies included in the S&P 500 that are classified as members of the GICS energy sector. One cannot invest directly in an index.

HENNESSY FUNDS	1-800-966-4354

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2020

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Equity and Income Fund –
Investor Class (HEIFX)	-5.70%	-3.79%	3.43%	6.83%
Hennessy Equity and Income Fund –
Institutional Class (HEIIX)	-5.52%	-3.49%	3.83%	7.17%
Blended Balanced Index	0.05%	4.38%	6.95%	8.48%
S&P 500® Index	-3.16%	0.86%	9.12%	11.69%

Expense ratios:  1.55% (Investor Class); 1.18% (Institutional Class)

(1)	Periods of less than one year are not annualized.

_______________

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com. Performance for the period on or prior to October 26, 2012, is that of the FBR Balanced Fund.

The Blended Balanced Index consists of 60% common stocks represented by the S&P 500® Index and 40% bonds represented by the Bloomberg Barclays Intermediate U.S. Government/Credit Index, which measures the performance of U.S. dollar denominated Treasury securities and government-related and investment-grade corporate securities that have $250 million or more of outstanding face value, are fixed rate and non-convertible, and have remaining maturities of greater than or equal to one year and less than 10 years. The S&P 500® Index is a capitalization-weighted index that is designed to represent the broad domestic economy through changes in the aggregate market value of 500 stocks across all major industries. One cannot invest directly in an index. These indices are used herein for comparative purposes in accordance with SEC regulations.

Standard & Poor’s Financial Services LLC is the source and owner of the S&P® and S&P 500® trademarks.

The expense ratios presented are from the most recent prospectus. The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2020 (Unaudited)

HENNESSY EQUITY AND INCOME FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING MONEY MARKET FUNDS)	% NET ASSETS
Apple, Inc.	4.84%
Berkshire Hathaway, Inc., Class B	3.98%
Alphabet, Inc., Class C	3.29%
Visa, Inc., Class A	2.70%
Nestlé S.A. – ADR	2.40%
Citrix Systems, Inc.	2.32%
Home Depot, Inc.	2.24%
O’Reilly Automotive, Inc.	2.10%
Norfolk Southern Corp.	2.07%
Air Products and Chemicals, Inc.	1.99%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

HENNESSY FUNDS	1-800-966-4354

COMMON STOCKS – 56.52%	Number		% of
	of Shares	Value	Net Assets
Communication Services – 6.48%
Alphabet, Inc., Class C (a)	2,874	$3,876,049	3.29%
Fox Corp.	59,859	1,548,552	1.32%
Verizon Communications, Inc.	38,313	2,201,082	1.87%
		7,625,683	6.48%

Consumer Discretionary – 8.46%
CarMax, Inc. (a)	31,005	2,283,518	1.94%
Dollar Tree, Inc. (a)	18,669	1,487,359	1.26%
Home Depot, Inc.	11,985	2,634,663	2.24%
Lowe’s Companies, Inc.	10,272	1,075,992	0.92%
O’Reilly Automotive, Inc. (a)	6,391	2,469,099	2.10%
		9,950,631	8.46%

Consumer Staples – 4.23%
Altria Group, Inc.	54,868	2,153,569	1.83%
Nestlé S.A. – ADR (a)(b)	26,872	2,824,247	2.40%
		4,977,816	4.23%

Energy – 1.63%
Chevron Corp.	18,831	1,732,452	1.47%
Enbridge, Inc. (b)	1,575	48,321	0.04%
Kinder Morgan, Inc.	3,300	50,259	0.04%
Targa Resources Corp.	2,500	32,400	0.03%
The Williams Companies, Inc.	3,100	60,047	0.05%
		1,923,479	1.63%

Financials – 10.13%
Berkshire Hathaway, Inc., Class B (a)	25,020	4,687,747	3.98%
BlackRock, Inc.	4,642	2,330,470	1.98%
The Charles Schwab Corp.	42,288	1,595,103	1.36%
The Progressive Corp.	27,228	2,104,725	1.79%
Wells Fargo & Co.	41,424	1,203,367	1.02%
		11,921,412	10.13%

Health Care – 2.91%
Bristol-Myers Squibb Co.	24,123	1,466,920	1.25%
Pfizer, Inc.	50,982	1,955,669	1.66%
		3,422,589	2.91%

Industrials – 5.74%
FedEx Corp.	14,232	1,804,191	1.53%
General Dynamics Corp.	10,341	1,350,741	1.15%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Industrials (Continued)
Norfolk Southern Corp.	14,234	$2,435,437	2.07%
Southwest Airlines Co.	37,328	1,166,500	0.99%
		6,756,869	5.74%

Information Technology – 11.56%
Apple, Inc.	19,392	5,697,370	4.84%
Cisco Systems, Inc.	47,056	1,994,233	1.70%
Citrix Systems, Inc.	18,825	2,729,813	2.32%
Visa, Inc., Class A	17,784	3,178,357	2.70%
		13,599,773	11.56%

Materials – 5.38%
Air Products and Chemicals, Inc.	10,376	2,340,618	1.99%
Martin Marietta Materials, Inc.	10,427	1,983,528	1.69%
NewMarket Corp.	4,872	2,004,536	1.70%
		6,328,682	5.38%
Total Common Stocks
(Cost $54,672,359)		66,506,934	56.52%

PREFERRED STOCKS – 2.74%

Communication Services – 0.07%
AT&T, Inc., 5.625%, 08/01/2067	3,090	81,607	0.07%

Consumer Staples – 0.12%
CHS, Inc., Series 4, 7.500%, Perpetual	5,280	138,917	0.12%

Energy – 0.08%
Enbridge, Inc., Series B, 6.375% to 04/15/2023 then
3 Month LIBOR USD + 3.593%, 04/15/2078 (b)(f)	4,020	94,510	0.08%

Financials – 2.47%
American International Group, Inc., Series A, 5.850%, Perpetual	2,995	77,571	0.07%
Arch Capital Group Ltd., Series F, 5.450%, Perpetual (b)	3,465	86,348	0.07%
Axis Capital Holdings Ltd., Series E, 5.500%, Perpetual (b)	1,845	45,424	0.04%
BancorpSouth Bank, Series A, 5.500%, Perpetual	1,155	29,129	0.02%
Bank of America Corp.
Series GG, 6.000%, Perpetual	2,455	66,580	0.06%
Series CC, 6.200%, Perpetual	1,645	42,935	0.04%
Capital One Financial Corp.
Series J, 4.800%, Perpetual	1,830	40,461	0.04%
Series I, 5.000%, Perpetual	3,650	84,680	0.07%
Series H, 6.000%, Perpetual	1,595	41,741	0.04%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

PREFERRED STOCKS	Number		% of
	of Shares	Value	Net Assets
Financials (Continued)
Citigroup, Inc.
Series K, 6.875% to 11/15/2023 then
3 Month LIBOR USD + 4.130%, Perpetual (f)	1,645	$45,007	0.04%
Series S, 6.300%, Perpetual	2,590	66,149	0.06%
Citizens Financial Group, Inc., Series D, 6.350% to 04/06/2024
then 3 Month LIBOR USD + 3.642%, Perpetual (f)	2,075	52,788	0.04%
Equitable Holdings, Inc., Series A, 5.250%, Perpetual	2,480	59,818	0.05%
Fifth Third Bancorp, Series K, 4.950%, Perpetual	3,200	77,120	0.07%
First Citizens BancShares, Inc., Series A, 5.375%, Perpetual	3,470	87,409	0.07%
First Republic Bank, Series G, 5.500%, Perpetual	2,510	64,582	0.05%
Hartford Financial Services Group, Inc., Series G, 6.000%, Perpetual	2,940	78,469	0.07%
Huntington Bancshares, Inc., Series D, 6.250%, Perpetual	4,335	111,366	0.09%
IBERIABANK Corp.
Series D, 6.100% to 05/01/2024 then
3 Month LIBOR USD + 3.859%, Perpetual (f)	1,185	25,561	0.02%
Series B, 6.625% to 08/01/2025 then
3 Month LIBOR USD + 4.262%, Perpetual (f)	1,920	46,541	0.04%
JPMorgan Chase & Co., Series GG, 4.750%, Perpetual	3,365	84,798	0.07%
KeyCorp
Series F, 5.650%, Perpetual	1,455	37,277	0.03%
Series E, 6.125% to 12/15/2026 then
3 Month LIBOR USD + 3.892%, Perpetual (f)	2,995	85,118	0.07%
Legg Mason, Inc., 5.450%, 09/15/2056	1,570	38,575	0.03%
MetLife, Inc., Series E, 5.625%, Perpetual	3,165	82,923	0.07%
Morgan Stanley, Series I, 6.375% to 10/15/2024 then
3 Month LIBOR USD + 3.708%, Perpetual (f)	5,420	145,527	0.12%
Northern Trust Corp., Series E, 4.700%, Perpetual	985	24,684	0.02%
Prudential Financial, Inc., 5.625%, 08/15/2058	1,415	37,101	0.03%
Regions Financial Corp.
Series C, 5.700% to 08/15/2029 then
3 Month LIBOR USD + 3.148%, Perpetual (f)	1,840	48,778	0.04%
Series B, 6.375% to 09/15/2024 then
3 Month LIBOR USD + 3.536%, Perpetual (f)	3,270	88,552	0.08%
State Street Corp., Series D, 5.900% to 03/15/2024 then
3 Month LIBOR USD + 3.108%, Perpetual (f)	4,360	113,970	0.10%
SVB Financial Group, Series A, 5.250%, Perpetual	2,415	59,940	0.05%
Synchrony Financial, Series A, 5.625%, Perpetual	3,890	81,068	0.07%
Synovus Financial Corp.
Series E, 5.875% to 07/01/2024 then
5 Year CMT Rate + 4.127%, Perpetual (f)	1,615	34,771	0.03%
Series D, 6.300% to 06/21/2023 then
3 Month LIBOR USD + 3.352%, Perpetual (f)	1,520	34,580	0.03%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS

PREFERRED STOCKS	Number		% of
	of Shares	Value	Net Assets
Financials (Continued)
TCF Financial Corp., Series C, 5.700%, Perpetual	1,510	$38,037	0.03%
The Allstate Corp.
Series H, 5.100%, Perpetual	2,305	59,008	0.05%
Series G, 5.625%, Perpetual	3,375	91,125	0.08%
The Goldman Sachs Group, Inc.
Series K, 6.375% to 05/10/2024 then
3 Month LIBOR USD + 3.550%, Perpetual (f)	1,930	49,813	0.04%
Series N, 6.300%, Perpetual	2,015	53,115	0.05%
Truist Financial Corp., Series F, 5.200%, Perpetual	3,215	81,018	0.07%
U.S. Bancorp
Series F, 6.500% to 01/15/2022 then
3 Month LIBOR USD + 4.468%, Perpetual (d)(f)	2,090	56,451	0.05%
Series B, 3.500% to 06/10/2020 then
3 Month LIBOR USD + 0.600%, Perpetual (f)	2,980	58,944	0.05%
Webster Financial Corp., Series F, 5.250%, Perpetual	800	19,776	0.02%
Wells Fargo & Co.
Series Z, 4.750%, Perpetual	3,490	83,341	0.07%
Series X, 5.500%, Perpetual	3,265	83,747	0.07%
		2,901,716	2.47%
Total Preferred Stocks
(Cost $3,217,636)		3,216,750	2.74%

REITS – 1.58%

Financials – 1.58%
Annaly Capital Management, Inc., Series F, 6.950% to 09/30/2022
then 3 Month LIBOR USD + 4.993%, Perpetual (f)	2,720	61,254	0.05%
Apollo Commercial Real Estate Finance, Inc.	4,130	33,660	0.03%
Chimera Investment Corp.	2,930	22,766	0.02%
Chimera Investment Corp.
Series A, 8.000%, Perpetual	2,635	51,277	0.04%
Series B, 8.000% to 03/30/2024 then
3 Month LIBOR USD + 5.791%, Perpetual (f)	1,320	23,390	0.02%
Kimco Realty Corp., Series M, 5.250%, Perpetual	1,835	41,746	0.03%
Monmouth Real Estate Investment Corp., Series C, 6.125%, Perpetual	3,195	78,086	0.07%
Starwood Property Trust, Inc.	2,730	35,326	0.03%
STORE Capital Corp.	72,725	1,459,591	1.24%
Vornado Realty Trust, Series M, 5.250%, Perpetual	2,565	57,277	0.05%
		1,864,373	1.58%
Total REITS
(Cost $2,393,671)		1,864,373	1.58%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

RIGHTS – 0.00%	Number		% of
	of Shares	Value	Net Assets
Financials – 0.00%
Golub Capital BDC, Inc. (Expiration: May 6, 2020) (a)	800	$515	0.00%

Total Rights
(Cost $1,233)		515	0.00%

CORPORATE BONDS – 21.44%

Communication Services – 0.92%
AT&T, Inc., 4.250%, 03/01/2027	980,000	1,081,869	0.92%

Consumer Discretionary – 1.10%
Alibaba Group Holding Ltd., 3.600%, 11/28/2024 (b)	1,000,000	1,081,317	0.92%
Starbucks Corp., 4.450%, 08/15/2049	175,000	210,075	0.18%
		1,291,392	1.10%

Energy – 2.59%
Boardwalk Pipelines LP, 4.450%, 07/15/2027	1,200,000	1,035,650	0.88%
Canadian Natural Resources Ltd., 3.900%, 02/01/2025 (b)	1,000,000	955,281	0.81%
Husky Energy, Inc., 4.000%, 04/15/2024 (b)	750,000	692,114	0.59%
Ovintiv, Inc., 3.900%, 11/15/2021	400,000	363,449	0.31%
		3,046,494	2.59%

Financials – 11.47%
Aflac, Inc., 3.600%, 04/01/2030	300,000	337,870	0.29%
American International Group, Inc., 4.125%, 02/15/2024	1,000,000	1,083,535	0.92%
Capital One Financial Corp., 4.750%, 07/15/2021	500,000	516,434	0.44%
Comerica Bank, 2.500%, 07/23/2024	700,000	712,605	0.60%
Dell International LLC / EMC Corp., 5.450%, 06/15/2023 (e)	1,220,000	1,292,457	1.10%
Discover Financial Services, 5.200%, 04/27/2022	900,000	931,641	0.79%
General Motors Financial Co, Inc., 3.700%, 05/09/2023	1,075,000	1,032,580	0.88%
Huntington Bancshares, Inc.
2.550%, 02/04/2030	525,000	507,988	0.43%
4.000%, 05/15/2025	765,000	833,242	0.71%
Morgan Stanley, 5.500%, 07/28/2021	400,000	419,782	0.36%
Prudential Financial, Inc., 3.878%, 03/27/2028	400,000	448,025	0.38%
Raymond James Financial, Inc.
3.625%, 09/15/2026	1,500,000	1,571,830	1.33%
5.625%, 04/01/2024	700,000	773,355	0.66%
Synchrony Financial
3.750%, 08/15/2021	350,000	351,264	0.30%
3.950%, 12/01/2027	650,000	600,043	0.51%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS

CORPORATE BONDS	Number		% of
	of Shares	Value	Net Assets
Financials (Continued)
Synovus Financial Corp., 3.125%, 11/01/2022	1,300,000	$1,299,610	1.10%
Willis North America, Inc., 3.600%, 05/15/2024	750,000	789,714	0.67%
		13,501,975	11.47%

Health Care – 2.25%
Bristol-Myers Squibb Co., 3.625%, 05/15/2024 (e)	1,000,000	1,101,603	0.93%
Edwards Lifesciences Corp., 4.300%, 06/15/2028	700,000	797,528	0.68%
Express Scripts Holding Co., 3.500%, 06/15/2024	700,000	749,350	0.64%
		2,648,481	2.25%

Information Technology – 1.59%
Autodesk, Inc., 2.850%, 01/15/2030	675,000	710,151	0.61%
Corning, Inc., 6.850%, 03/01/2029	275,000	355,428	0.30%
PayPal Holdings, Inc., 2.850%, 10/01/2029	750,000	800,677	0.68%
		1,866,256	1.59%

Materials – 1.52%
AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022 (b)	1,000,000	1,036,094	0.88%
Goldcorp, Inc., 3.625%, 06/09/2021	750,000	755,220	0.64%
		1,791,314	1.52%
Total Corporate Bonds
(Cost $24,651,808)		25,227,781	21.44%

MORTGAGE-BACKED SECURITIES – 7.50%

Fannie Mae Pool
3.000%, 10/01/2043	1,930,960	2,065,838	1.75%
3.500%, 01/01/2042	425,258	459,542	0.39%
4.000%, 10/01/2041	416,081	453,920	0.39%
4.000%, 12/01/2041	405,607	444,272	0.38%
4.500%, 08/01/2020	1,893	1,999	0.00%
6.000%, 10/01/2037	122,682	141,509	0.12%

Fannie Mae REMICS
Series 2013-52, 1.250%, 06/25/2043	120,918	121,848	0.10%
Series 2012-22, 2.000%, 11/25/2040	91,710	93,874	0.08%
Series 2012-16, 2.000%, 11/25/2041	89,342	92,320	0.08%
Series 2010-134, 2.250%, 03/25/2039	62,501	63,403	0.05%

Freddie Mac Gold Pool
3.000%, 05/01/2042	770,463	824,036	0.70%
3.000%, 09/01/2042	1,450,408	1,550,881	1.32%
3.500%, 01/01/2048	1,373,266	1,468,870	1.25%
5.000%, 05/01/2020	54	57	0.00%
5.500%, 04/01/2037	56,582	64,737	0.05%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

MORTGAGE-BACKED SECURITIES	Number		% of
	of Shares	Value	Net Assets
Freddie Mac REMICS
Series 4146, 1.500%, 10/15/2042	50,580	$50,778	0.04%
Series 4309, 2.000%, 10/15/2043	73,252	75,341	0.07%
Series 3928, 2.500%, 08/15/2040	140,671	143,911	0.12%
Series 3870, 2.750%, 01/15/2041	52,068	54,574	0.05%
Series 4016, 3.000%, 09/15/2039	232,923	235,885	0.20%
Series 4322, 3.000%, 05/15/2043	210,857	223,085	0.19%

Government National Mortgage Association,
Series 2013-24, 1.750%, 02/16/2043	193,006	196,726	0.17%

Total Mortgage-Backed Securities
(Cost $8,322,355)		8,827,406	7.50%

U.S. GOVERNMENT AGENCY ISSUES – 0.43%

U.S. Government Agency Issues – 0.43%
Fannie Mae, 1.500%, 08/10/2021	500,000	501,569	0.43%

Total U.S. Government Agency Issues
(Cost $500,000)		501,569	0.43%

U.S. TREASURY OBLIGATIONS – 6.66%

U.S. Treasury Notes – 6.66%
U.S. Treasury Notes
1.625%, 11/15/2022	500,000	517,686	0.44%
1.750%, 05/15/2023	1,250,000	1,306,787	1.11%
1.875%, 07/31/2026	1,775,000	1,928,232	1.64%
2.625%, 11/15/2020	750,000	760,181	0.64%
2.750%, 02/15/2024	1,575,000	1,720,441	1.46%
3.000%, 10/31/2025	450,000	513,228	0.44%
3.125%, 11/15/2028	900,000	1,091,039	0.93%
		7,837,594	6.66%
Total U.S. Treasury Obligations
(Cost $7,400,498)		7,837,594	6.66%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS

INVESTMENT COMPANIES (EXCLUDING	Number		% of
MONEY MARKET FUNDS) – 0.75%	of Shares	Value	Net Assets
Financials – 0.46%
Apollo Investment Corp.	4,375	$38,544	0.03%
Ares Capital Corp.	3,345	42,950	0.04%
Bain Capital Specialty Finance, Inc.	3,380	34,341	0.03%
BlackRock TCP Capital Corp.	4,790	41,529	0.04%
FS Investment Corp.	12,055	41,469	0.03%
Golub Capital BDC, Inc.	3,200	32,832	0.03%
Hercules Capital, Inc.	4,625	47,452	0.04%
Monroe Capital Corp.	6,150	49,508	0.04%
New Mountain Finance Corp.	4,755	36,376	0.03%
Oaktree Specialty Lending Corp.	11,905	47,739	0.04%
TCG BDC, Inc.	5,235	41,304	0.03%
TPG Specialty Lending, Inc.	2,650	43,619	0.04%
TriplePoint Venture Growth BDC Corp.	5,675	45,627	0.04%
		543,290	0.46%

Other Investment Companies – 0.29%
Vanguard High-Yield Corporate Fund	62,348	339,171	0.29%

Total Investment Companies (Excluding
Money Market Funds)
(Cost $1,248,904)		882,461	0.75%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

SHORT-TERM INVESTMENTS – 1.71%	Number		% of
	of Shares	Value	Net Assets
Money Market Funds – 1.71%
First American Government Obligations Fund,
Institutional Class, 0.25% (c)	2,014,732	$2,014,732	1.71%

Total Short-Term Investments
(Cost $2,014,732)		2,014,732	1.71%

Total Investments
(Cost $104,423,196) – 99.33%		116,880,115	99.33%
Other Assets in Excess of Liabilities – 0.67%		790,643	0.67%

TOTAL NET ASSETS – 100.00%		$117,670,758	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income-producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of April 30, 2020.
(d)
Investment in affiliated security for the period from November 1, 2019, through March 30, 2020. Quasar Distributors, LLC, which serves as the Fund’s distributor, was a subsidiary of U.S. Bancorp Fund Services, LLC through March 30, 2020. Details of transactions with this affiliated company for the period November 1, 2019, through March 30, 2020, are as follows:

Preferred Stocks
U.S. Bancorp
Beginning Cost – November 1, 2019	$79,260
Purchase Cost	$9,634
Sales Cost	$(28,766)
Ending Cost – March 30, 2020	$60,128
Dividend Income	$2,110
Net Change in Unrealized Appreciation/Depreciation	$(1,592)
Realized Gain/Loss	$(3,290)
Shares	2,090
Market Value – March 30, 2020	$54,653

(e)
Rule 144A security. Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Rule 144A securities may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2020, the market value of this security totaled $2,394,060 which represents 2.03% of net assets.

(f)	Variable rate security; rate disclosed is the rate as of April 30, 2020.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS

Summary of Fair Value Exposure as of April 30, 2020

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2020 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$7,625,683	$—	$—	$7,625,683
Consumer Discretionary	9,950,631	—	—	9,950,631
Consumer Staples	4,977,816	—	—	4,977,816
Energy	1,923,479	—	—	1,923,479
Financials	11,921,412	—	—	11,921,412
Health Care	3,422,589	—	—	3,422,589
Industrials	6,756,869	—	—	6,756,869
Information Technology	13,599,773	—	—	13,599,773
Materials	6,328,682	—	—	6,328,682
Total Common Stocks	$66,506,934	$—	$—	$66,506,934
Preferred Stocks
Communication Services	$81,607	$—	$—	$81,607
Consumer Staples	138,917	—	—	138,917
Energy	94,510	—	—	94,510
Financials	2,901,716	—	—	2,901,716
Total Preferred Stocks	$3,216,750	$—	$—	$3,216,750
REITS
Financials	$1,864,373	$—	$—	$1,864,373
Total REITS	$1,864,373	$—	$—	$1,864,373
Rights
Financials	$515	$—	$—	$515
Total Rights	$515	$—	$—	$515
Corporate Bonds
Communication Services	$—	$1,081,869	$—	$1,081,869
Consumer Discretionary	—	1,291,392	—	1,291,392
Energy	—	3,046,494	—	3,046,494
Financials	—	13,501,975	—	13,501,975
Health Care	—	2,648,481	—	2,648,481
Information Technology	—	1,866,256	—	1,866,256
Materials	—	1,791,314	—	1,791,314
Total Corporate Bonds	$—	$25,227,781	$—	$25,227,781
Mortgage-Backed Securities	$—	$8,827,406	$—	$8,827,406
U.S. Government Agency Issues	$—	$501,569	$—	$501,569
U.S. Treasury Obligations
U.S. Treasury Notes	$—	$7,837,594	$—	$7,837,594
Total U.S. Treasury Obligations	$—	$7,837,594	$—	$7,837,594
Investment Companies (Excluding
Money Market Funds)
Financials	$543,290	$—	$—	$543,290
Other Investment Companies	339,171	—	—	339,171
Total Investment Companies (Excluding
Money Market Funds)	$882,461	$—	$—	$882,461
Short-Term Investments
Money Market Funds	$2,014,732	$—	$—	$2,014,732
Total Short-Term Investments	$2,014,732	$—	$—	$2,014,732
Total Investments	$74,485,765	$42,394,350	$—	$116,880,115

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements

Statement of Assets and Liabilities as of April 30, 2020 (Unaudited)

ASSETS:
Investments in securities, at value (cost $104,423,196)	$116,880,115
Dividends and interest receivable	515,459
Receivable for fund shares sold	20,732
Receivable for securities sold	575,426
Prepaid expenses and other assets	23,498
Total assets	118,015,230

LIABILITIES:
Payable for fund shares redeemed	180,182
Payable to advisor	75,373
Payable to administrator	20,517
Payable to auditor	11,372
Accrued distribution fees	7,901
Accrued service fees	4,565
Accrued trustees fees	5,333
Accrued expenses and other payables	39,229
Total liabilities	344,472
NET ASSETS	$117,670,758

NET ASSETS CONSISTS OF:
Capital stock	$99,351,527
Total distributable earnings	18,319,231
Total net assets	$117,670,758

NET ASSETS:
Investor Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$56,214,817
Shares issued and outstanding	4,071,181
Net asset value, offering price, and redemption price per share	$13.81

Institutional Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$61,455,941
Shares issued and outstanding	4,731,738
Net asset value, offering price, and redemption price per share	$12.99

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

STATEMENT OF ASSETS AND LIABILITIES/STATEMENT OF OPERATIONS

Financial Statements

Statement of Operations for the six months ended April 30, 2020 (Unaudited)

INVESTMENT INCOME:
Dividend income from unaffiliated securities(1)	$1,182,491
Dividend income from affiliated securities	2,110
Interest income	792,354
Total investment income	1,976,955

EXPENSES:
Investment advisory fees (See Note 5)	567,340
Sub-transfer agent expenses – Investor Class (See Note 5)	80,215
Sub-transfer agent expenses – Institutional Class (See Note 5)	38,855
Administration, accounting, custody, and transfer agent fees (See Note 5)	77,261
Distribution fees – Investor Class (See Note 5)	52,441
Service fees – Investor Class (See Note 5)	34,961
Federal and state registration fees	20,371
Compliance expense (See Note 5)	13,462
Audit fees	11,375
Trustees’ fees and expenses	9,012
Reports to shareholders	9,009
Legal fees	912
Interest expense (See Note 7)	80
Other expenses	9,373
Total expenses	924,667
NET INVESTMENT INCOME	$1,052,288

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on investments:
Unaffiliated investments	$5,747,135
Affiliated investments	(3,290)
Net change in unrealized appreciation/depreciation on investments:
Unaffiliated investments	(13,993,847)
Affiliated investments	(1,592)
Net loss on investments	(8,251,594)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,199,306)

(1)	Net of foreign taxes withheld of $11,436.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

(This Page Intentionally Left Blank.)

HENNESSYFUNDS.COM

STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
OPERATIONS:
Net investment income	$1,052,288	$2,527,023
Net realized gain on investments	5,743,845	12,163,724
Net change in unrealized
appreciation/depreciation on investments	(13,995,439)	257,624
Net increase (decrease) in net assets
resulting from operations	(7,199,306)	14,948,371

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings – Investor Class	(5,528,505)	(9,623,337)
Distributable earnings – Institutional Class	(5,606,651)	(8,312,271)
Total distributions	(11,135,156)	(17,935,608)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	829,381	4,045,914
Proceeds from shares subscribed – Institutional Class	3,387,927	9,963,578
Dividends reinvested – Investor Class	5,335,026	9,369,182
Dividends reinvested – Institutional Class	4,420,347	6,581,032
Cost of shares redeemed – Investor Class	(34,620,159)	(39,659,654)
Cost of shares redeemed – Institutional Class	(17,257,552)	(32,586,017)
Net decrease in net assets derived
from capital share transactions	(37,905,030)	(42,285,965)
TOTAL DECREASE IN NET ASSETS	(56,239,492)	(45,273,202)

NET ASSETS:
Beginning of period	173,910,250	219,183,452
End of period	$117,670,758	$173,910,250

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	56,336	268,813
Shares sold – Institutional Class	247,057	702,865
Shares issued to holders as reinvestment
of dividends – Investor Class	357,711	647,946
Shares issued to holders as reinvestment
of dividends – Institutional Class	315,489	481,833
Shares redeemed – Investor Class	(2,290,121)	(2,637,769)
Shares redeemed – Institutional Class	(1,261,871)	(2,309,628)
Net decrease in shares outstanding	(2,575,399)	(2,845,940)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.72

Income from investment operations:
Net investment income	0.10	(1)
Net realized and unrealized gains (losses) on investments	(0.92)
Total from investment operations	(0.82)

Less distributions:
Dividends from net investment income	(0.09)
Dividends from net realized gains	(1.00)
Total distributions	(1.09)
Net asset value, end of period	$13.81

TOTAL RETURN	-5.70	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$56.21
Ratio of expenses to average net assets	1.49	%(3)
Ratio of net investment income to average net assets	1.29	%(3)
Portfolio turnover rate(4)	13	%(2)
(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2019	2018	2017	2016	2015

$15.82	$16.24	$15.61	$16.15	$16.68

0.18 (1)	0.16	0.14	0.14	0.13
1.02	0.40	1.95	(0.16)	0.11
1.20	0.56	2.09	(0.02)	0.24

(0.17)	(0.14)	(0.12)	(0.13)	(0.13)
(1.13)	(0.84)	(1.34)	(0.39)	(0.64)
(1.30)	(0.98)	(1.46)	(0.52)	(0.77)
$15.72	$15.82	$16.24	$15.61	$16.15

8.39%	3.44%	14.16%	-0.12%	1.43%

$93.51	$121.32	$155.33	$202.04	$292.84
1.46%	1.42%	1.43%	1.43%	1.38%
1.16%	0.89%	0.78%	0.84%	0.83%
16%	18%	15%	24%	39%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$14.80

Income from investment operations:
Net investment income	0.12	(1)
Net realized and unrealized gains (losses) on investments	(0.87)
Total from investment operations	(0.75)

Less distributions:
Dividends from net investment income	(0.12)
Dividends from net realized gains	(0.94)
Total distributions	(1.06)
Net asset value, end of period	$12.99

TOTAL RETURN	-5.52	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$61.46
Ratio of expenses to average net assets	1.12	%(3)
Ratio of net investment income to average net assets	1.67	%(3)
Portfolio turnover rate(4)	13	%(2)

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended October 31,
2019	2018	2017	2016	2015

$14.93	$15.34	$14.76	$15.28	$15.80

0.22 (1)	0.19	0.16	0.18	0.19
0.96	0.39	1.87	(0.13)	0.09
1.18	0.58	2.03	0.05	0.28

(0.24)	(0.20)	(0.18)	(0.20)	(0.19)
(1.07)	(0.79)	(1.27)	(0.37)	(0.61)
(1.31)	(0.99)	(1.45)	(0.57)	(0.80)
$14.80	$14.93	$15.34	$14.76	$15.28

8.76%	3.86%	14.60%	0.30%	1.75%

$80.40	$97.86	$110.74	$129.91	$168.84
1.09%	1.02%	1.05%	1.03%	1.04%
1.53%	1.28%	1.16%	1.23%	1.18%
16%	18%	15%	24%	39%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements

Notes to the Financial Statements April 30, 2020 (Unaudited)

1).  ORGANIZATION

The Hennessy Equity and Income Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is long-term capital growth and current income. The Fund is a diversified fund.

The Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only one class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

HENNESSYFUNDS.COM

NOTES TO THE FINANCIAL STATEMENTS

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. The Fund is charged for those expenses that are directly attributable to its portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid at the end of each calendar quarter. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest $0.01. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

i).
REIT Equity Securities – The Fund may invest in the equity securities of real estate investment trusts (“REITs”). Distributions received from REITs may be classified as dividends, capital gains, or return of capital. Investments in REITs may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. At other times, investments in a REIT may result in the Fund’s receipt of cash in excess of the REIT’s earnings. If the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

HENNESSY FUNDS	1-800-966-4354

3).  SECURITIES VALUATION

The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

HENNESSYFUNDS.COM

NOTES TO THE FINANCIAL STATEMENTS

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means that the Fund’s NAV reflects the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

HENNESSY FUNDS	1-800-966-4354

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of April 30, 2020, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2020, were $16,651,409 and $51,978,831, respectively.

Purchases and sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2020, were $1,086,961 and $10,922,267, respectively.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (collectively, the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2020, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment advisory services under an Investment Advisory Agreement. The Advisor oversees the provision of investment advice and furnishes office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based on the average daily net assets of the Fund at an annual rate of 0.80%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Advisor has delegated the day-to-day management of the equity allocation of the Fund to a sub-advisor, The London Company of Virginia, LLC, and has delegated the day-to-day management of the fixed income allocation of the Fund to a sub-advisor, FCI Advisors. The Advisor pays the sub-advisory fees from its own assets, and these fees are not an additional expense of the Fund. During the six months ended April 30, 2020, the Advisor (not the Fund) paid a sub-advisory fee at the rate of 0.33% of the daily net assets of the equity allocation of the Fund and 0.27% of the daily net assets of the fixed income allocation of the Fund.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment advisory services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is

HENNESSYFUNDS.COM

NOTES TO THE FINANCIAL STATEMENTS

up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, printing and mailing of prospectuses to other than current shareholders, printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments of sub-transfer agent expenses by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services. These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) provides the Fund with administrative, accounting, and transfer agent services. As administrator, Fund Services is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. The servicing agreements between the Trust and Fund Services and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, accounting, custody, and transfer agent fees. The administrative, accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar was an affiliate of Fund Services and U.S. Bank N.A. through March 30, 2020. Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from Fund Services. As a result of the acquisition, Quasar became a wholly owned broker-dealer subsidiary of Foreside and is no longer affiliated with Fund Services or U.S. Bank N.A. The Board approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

The officers of the Fund are affiliated with the Advisor. With the exception of the Chief Compliance Officer and the Senior Compliance Officer, such officers receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments on an equal basis to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

HENNESSY FUNDS	1-800-966-4354

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2020, the Fund had an outstanding average daily balance and a weighted average interest rate of $3,341 and 4.75%, respectively. The interest expensed by the Fund during the six months ended April 30, 2020, is included in the Statement of Operations. The maximum amount outstanding for the Fund during the period was $608,000. As of April 30, 2020, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2019, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$146,980,836
Gross tax unrealized appreciation	$30,352,943
Gross tax unrealized depreciation	(3,914,105)
Net tax unrealized appreciation/(depreciation)	$26,438,838
Undistributed ordinary income	$85,038
Undistributed long-term capital gains	10,129,817
Total distributable earnings	$10,214,855
Other accumulated gain/(loss)	$—
Total accumulated gain/(loss)	$36,653,693

The difference between book-basis unrealized appreciation/depreciation and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

As of October 31, 2019, the Fund had no tax basis capital losses to offset future capital gains.

As of October 31, 2019, the Fund did not defer, on a tax basis, any late-year ordinary losses. Late-year ordinary losses are net ordinary losses incurred after December 31, 2018, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

HENNESSYFUNDS.COM

NOTES TO THE FINANCIAL STATEMENTS

During fiscal year 2020 (year to date) and fiscal year 2019, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
Ordinary income(1)	$1,005,295	$2,694,614
Long-term capital gain	10,129,861	15,240,994
	$11,135,156	$17,935,608

(1) Ordinary income includes short-term capital gain.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2020, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

HENNESSY FUNDS	1-800-966-4354

Expense Example (Unaudited)
April 30, 2020

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019, through April 30, 2020.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bank Global Fund Services, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

HENNESSYFUNDS.COM

EXPENSE EXAMPLE

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2019	April 30, 2020	During Period(1)
Investor Class
Actual	$1,000.00	$ 943.00	$7.20
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.47

Institutional Class
Actual	$1,000.00	$ 944.80	$5.42
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.62

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.49% for Investor Class shares or 1.12% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 182/366 days (to reflect the half-year period).

HENNESSY FUNDS	1-800-966-4354

How to Obtain a Copy of the Fund’s Proxy
Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or on request by calling 1-800-966-4354.

Federal Tax Distribution Information (Unaudited)

For fiscal year 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2019 was 100.00%.

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 4.97%.

Important Notice Regarding Delivery
of Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Electronic Delivery

The Funds offer shareholders the option to receive account statements, prospectuses, tax forms, and shareholder reports online. To sign up for eDelivery, please visit www.hennessyfunds.com/account. You may change your delivery preference at any time by visiting our website or calling U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124.

HENNESSYFUNDS.COM

PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Board Approval of Investment Advisory
Agreements

At its meeting on March 12, 2020, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”) and the sub-advisory agreement for the equity allocation of the Fund between the Advisor and The London Company, LLC, and the sub-advisory agreement for the fixed income allocation of the Fund between the Advisor and Financial Counselors, Inc. (with The London Company, LLC and Financial Counselors, Inc., each herein referred to individually as a “Sub-Advisor” and together as the “Sub-Advisors”). As part of the process of approving the continuation of the advisory and sub-advisory agreements, the Trustees reviewed their fiduciary duties and the relevant factors for them to consider with respect to approving the advisory and sub-advisory agreements. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory and sub-advisory agreements.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory and sub-advisory agreements. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory and sub-advisory agreements and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory and sub-advisory agreements and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the services provided by the Advisor and the Sub-Advisors and the distinction between the Advisor-provided services and the Sub-Advisor-provided services;

(4)	A written discussion of economies of scale;

(5)	Summaries of the key terms of the advisory and sub-advisory agreements;

(6)	A recent Fund fact sheet, which included performance information over various periods;

(7)	A peer expense comparison of the net expense ratio and investment advisory fee of the Fund;

(8)	The Advisor’s financial statements from its most recent Form 10-K and Form 10-Q;

(9)	A completed questionnaire from each Sub-Advisor;

(10)	Summaries of each Sub-Advisor’s questionnaire and relevant information from such Sub-Advisor’s Form ADV Parts I and II;

(11)	Each Sub-Advisor’s Code of Ethics; and

(12)	Financial information for the holding company of each Sub-Advisor.

HENNESSY FUNDS	1-800-966-4354

All of the factors discussed were considered as a whole by the Trustees and by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory and sub-advisory agreements. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory and sub-advisory agreements, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor and the Sub-Advisors;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

(4)	The costs and profitability of the Fund to the Advisor and the Sub-Advisors;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor and the Sub-Advisors from serving as an investment advisor to the Fund (other than the advisory and sub-advisory fees).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund and noted that their overall confidence in the Advisor was high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor and that the nature and extent of the services provided by the Advisor were appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor oversees the Sub-Advisors for the Fund, and the Sub-Advisors act as the portfolio managers for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the liquidity of each Fund.

(d)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(e)
The Advisor monitors compliance with federal securities laws, maintains a compliance program (including a code of ethics), conducts ongoing reviews of the compliance programs of the Sub-Advisors and the Fund’s other service providers, as feasible, conducts on-site visits to the Sub-Advisors and the Fund’s other service providers, monitors incidents of abusive trading practices, reviews Fund expense accruals, payments, and fixed expense ratios, evaluates insurance providers for fidelity bond, D&O/E&O

HENNESSYFUNDS.COM

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

insurance, and cybersecurity insurance coverage, manages regulatory examination compliance and responses, conducts employee compliance training, reviews reports provided by service providers, and maintains books and records.

(f)
The Advisor oversees the selection and continued employment of each Sub-Advisor, reviews the Fund’s investment performance, and monitors each Sub-Advisor’s adherence to the Fund’s investment objectives, policies, and restrictions.

(g)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

(h)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(i)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(j)	For each annual report of the Fund, the Advisor reviews the written summaries prepared by the Sub-Advisors of the Fund’s performance during the most recent 12-month period.

(k)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Ameritrade, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(l)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(m)	The Advisor provides a quarterly compliance certification to the Board.

(n)
The Advisor prepares or reviews all Board materials, frequently presents to the Board and leads Board discussions, prepares or reviews all meeting minutes, and arranges for Board training and education.

(2)	The Trustees considered the services identified below that are provided by each Sub-Advisor:

(a)	Each Sub-Advisor acts as the portfolio manager for the Fund. In this capacity, each Sub-Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	seeks best execution for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

HENNESSY FUNDS	1-800-966-4354

(b)	Each Sub-Advisor ensures that its compliance program includes policies and procedures relevant to the Fund and the Sub-Advisor’s duties as a portfolio manager to the Fund.

(c)
For each annual report of the Fund, each Sub-Advisor prepares a written summary of the Fund’s performance (with respect to the equity allocation or the fixed income allocation, as applicable) during the most recent 12-month period.

(d)
Each Sub-Advisor provides a quarterly compliance certification to the Board regarding trading and allocation practices, supervisory matters, the Sub-Advisor’s compliance program (including its code of ethics), compliance with the Fund’s policies, and general firm updates.

(3)
The Trustees considered the distinction between the services performed by the Advisor and the Sub-Advisors. The Trustees noted that the management of the Fund, including the oversight of the Sub-Advisors, involves more comprehensive and substantive duties than the duties of the Sub-Advisors. Specifically, the Trustees considered the lists of services identified above and concluded that the services performed by the Advisor for the Fund require a higher level of service and oversight than the services performed by the Sub-Advisors. Based on this determination, the Trustees concluded that the differential in advisory fees between the Advisor and the Sub-Advisors is reasonable.

(4)
The Trustees compared the performance of the Fund to benchmark indices over various periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on such information, the Trustees determined that the Advisor and the Sub-Advisors manage the Fund in a manner materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various periods warranted continuation of the advisory and sub-advisory agreements.

(5)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory and sub-advisory agreements.

(6)
The Trustees also considered whether the Advisor was realizing economies of scale that it should share with the Fund’s shareholders. The Trustees noted that the assets of the Fund had declined over the prior year. In addition, the Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees, so the Advisor does not realize material economies of scale relating to those expenses as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to contain expenses through actions such as renegotiating service contracts, the Advisor’s significant marketing efforts to promote the

HENNESSYFUNDS.COM

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Funds, the Advisor’s investments in personnel to manage the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain circumstances. The Trustees noted that it did not appear that the Advisor was realizing economies of scale at current asset levels and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(7)
The Trustees considered the profitability of the Advisor and the Sub-Advisors, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor and the Sub-Advisors are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(8)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(9)
The Trustees considered any benefits to the Advisor and the Sub-Advisors from serving as an advisor to the Fund (other than the advisory and sub-advisory fees). The Trustees noted that the Advisor and the Sub-Advisors may derive ancillary benefits from, by way of example, their association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor and the Sub-Advisors from their relationship with the Fund were reasonable, which was based on, among other things, the Trustees’ findings that (i) the research, analytical, statistical, and other information and services provided by brokers are merely supplemental to the Advisor’s and the Sub-Advisors’ own efforts in the performance of their duties under the advisory and sub-advisory agreements and (ii) although the Sub-Advisors could derive benefits from the conversion of Fund shareholders into separate account clients, the Fund also could benefit from potential institutional shareholders who might choose to invest in the Fund.

After reviewing the materials and information provided at the meeting, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor and the Sub-Advisors, the performance of the Fund, expense information, brokerage commissions information, the adequacy and efficacy of the Advisor’s and the Sub-Advisors’ written policies and procedures, other regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory and sub-advisory agreements.

HENNESSY FUNDS	1-800-966-4354

(This Page Intentionally Left Blank.)

For information, questions, or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT, &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

www.hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2020

HENNESSY BALANCED FUND

Investor Class  HBFBX

IMPORTANT NOTICE REGARDING ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual reports will no longer be sent by mail unless you specifically request paper copies from the Hennessy Funds or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Hennessy Funds electronically by visiting www.hennessyfunds.com/account or by calling U.S. Bank Global Fund Services at 1-800-261-6950. If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling U.S. Bank Global Fund Services at 1-800-261-6950 or, if you own your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive paper copies of reports will apply to all Funds in the Hennessy Funds family.

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	14
Expense Example	20
Proxy Voting Policy and Proxy Voting Records	21
Availability of Quarterly Portfolio Schedule	21
Federal Tax Distribution Information	21
Important Notice Regarding Delivery of Shareholder Documents	21
Electronic Delivery	21
Board Approval of Investment Advisory Agreement	22

HENNESSY FUNDS	1-800-966-4354

June 2020

Dear Hennessy Funds Shareholder:

First and foremost, I hope this communication finds you and your loved ones safe and healthy. In many ways, the COVID-19 pandemic has turned the world upside down in recent months, and we at Hennessy have joined the rest of the world in witnessing and experiencing its profound effect on public health, the global economy, and the everyday lives of people around the world.  In response to the crisis, we invoked our business continuity plan in mid-March to ensure a smooth transition to remote work for all of our employees, who have been working safely and productively from home. We want to assure our Hennessy Funds shareholders that our operations are uninterrupted and functioning normally.

The past six months have been marked by extremes. During the first half of the period from November 2019 through January 2020, the bull market, supported by strong corporate fundamentals, continued to move higher, and investors appeared focused on record-low unemployment and strong economic growth. In mid-February, the major U.S. market indices hit all-time highs, but then, within just a matter of weeks, lost over one-third of their values as the COVID-19 pandemic unfolded. Shelter-in-place and business closure orders rippled through the nation, causing initial unemployment claims to skyrocket to their highest number in history. The market then rallied back and posted double-digit positive returns in April.

For the six months ended April 30, 2020, on a total return basis, the Dow Jones Industrial Average was down 8.9% and the S&P 500® Index was down 3.2%. Small-cap and mid-cap stocks generally fared worse than large-cap stocks during the period, and the Financial sector was particularly hard hit as the Federal Reserve aggressively cut the federal funds rate in an effort to stabilize the economy. The Energy sector was crushed by both the sudden loss of demand due to COVID-19 and the oversupply caused by the surprise market-share battle between Russia and Saudi Arabia, and the S&P 500® Energy Sector Index ended the six-month period down over 30%.

The COVID-19 pandemic is an unprecedented event, and the duration and full extent of the economic impact is unknown. In the moment, there is always the concern that ‘this time is different.’ But, when you are able to look at past financial, political, and health crises with the benefit of 20/20 hindsight, history has demonstrated that our economy and financial markets have always rebounded and recovered eventually. If you look back to the last market downturn in 2008, economic fundamentals were weak compared to the market in 2020, where the overall underpinnings were – and are still – quite strong.  Publicly listed companies today have plenty of cash, with over $5 trillion on balance sheets of the S&P 500® companies alone, and I believe that most will survive and that many may emerge from the current crisis even stronger.

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

We understand that this market volatility and economic uncertainty is jarring to many investors, and we continue to monitor events and the markets. We remain focused on managing our high-conviction portfolios for the long-term benefit of our shareholders, and we are confident in the time-tested strategies and rigorous research that led to their formation. We encourage shareholders to maintain a long-term investment horizon and to remain focused on long-term goals. As always, but especially in these trying times, we are here to support our shareholders, and we thank you for your continued investment and trust. Should you have any questions or would like to speak with us directly, please don’t hesitate to call (800) 966-4354 or email us at fundsinfo@hennessyfunds.com.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

The Dow Jones Industrial Average and S&P 500® Index are commonly used to measure the performance of U.S. stocks. The S&P 500® Energy Sector Index is an index that comprises those companies included in the S&P 500 that are classified as members of the GICS energy sector. One cannot invest directly in an index.

HENNESSY FUNDS	1-800-966-4354
3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2020

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Balanced Fund (HBFBX)	-6.03%	-5.39%	3.31%	4.89%
50/50 Blended DJIA/Treasury Index	-3.03%	-0.68%	5.56%	6.13%
Dow Jones Industrial Average	-8.87%	-6.16%	9.06%	11.01%

Expense ratio:  1.89%

(1)	Periods of less than one year are not annualized.

_______________

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.

The 50/50 Blended DJIA/Treasury Index consists of 50% common stocks represented by the Dow Jones Industrial Average and 50% short-duration Treasury securities represented by the ICE BofAML 1-Year U.S. Treasury Note Index, which comprises U.S. Treasury securities maturing in approximately one year. The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the NYSE or The NASDAQ Stock Market. One cannot invest directly in an index. These indices are used herein for comparative purposes in accordance with SEC regulations.

The Dow Jones Industrial Average is the property of the Dow Jones & Company, Inc. Dow Jones & Company, Inc. is not affiliated with the Fund or its investment advisor. Dow Jones & Company, Inc. has not participated in any way in the creation of the Fund or in the selection of stocks included in the Fund and has not approved any information included in this report.

The expense ratio presented is from the most recent prospectus. The expense ratio for the current reporting period is available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM
4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2020 (Unaudited)

HENNESSY BALANCED FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING MONEY MARKET FUNDS)	% NET ASSETS
U.S. Treasury Bill, 0.165%, 01/28/2021	21.63%
U.S. Treasury Bill, 1.525%, 12/03/2020	8.65%
U.S. Treasury Bill, 0.130%, 11/05/2020	6.06%
U.S. Treasury Bill, 0.095%, 05/21/2020	6.05%
U.S. Treasury Bill, 0.115%, 06/18/2020	6.05%
Verizon Communications, Inc.	5.22%
Pfizer, Inc.	5.21%
International Business Machines Corp.	4.67%
3M Co.	4.47%
The Coca-Cola Co.	4.41%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

HENNESSY FUNDS	1-800-966-4354
5

COMMON STOCKS – 44.37%	Number		% of
	of Shares	Value	Net Assets
Communication Services – 5.22%
Verizon Communications, Inc.	10,500	$603,225	5.22%

Consumer Staples – 8.66%
The Coca-Cola Co.	11,100	509,379	4.41%
Walgreens Boots Alliance, Inc.	11,350	491,341	4.25%
		1,000,720	8.66%

Energy – 7.44%
Chevron Corp.	5,150	473,800	4.10%
Exxon Mobil Corp.	8,300	385,701	3.34%
		859,501	7.44%

Financials – 0.58%
JPMorgan Chase & Co.	700	67,032	0.58%

Health Care – 5.90%
Merck & Co., Inc.	1,000	79,340	0.69%
Pfizer, Inc.	15,700	602,252	5.21%
		681,592	5.90%

Industrials – 7.50%
3M Co.	3,400	516,528	4.47%
Caterpillar, Inc.	3,000	349,140	3.03%
		865,668	7.50%

Information Technology – 5.83%
Cisco Systems, Inc.	3,150	133,497	1.16%
International Business Machines Corp.	4,300	539,908	4.67%
		673,405	5.83%

Materials – 3.24%
Dow, Inc.	9,350	343,052	2.97%
DuPont de Nemours, Inc.	650	30,563	0.27%
		373,615	3.24%
Total Common Stocks
(Cost $5,568,859)		5,124,758	44.37%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
6

SCHEDULE OF INVESTMENTS

SHORT-TERM INVESTMENTS – 55.83%	Number of Shares/		% of
	Par Amount	Value	Net Assets
Money Market Funds – 3.93%
First American Government Obligations
Fund, Institutional Class, 0.25% (a)	453,516	$453,516	3.93%

U.S. Treasury Bills – 51.90%
0.095%, 05/21/2020 (b)	700,000	699,125	6.05%
0.115%, 06/18/2020 (b)	700,000	698,278	6.05%
0.280%, 07/16/2020 (b)	400,000	399,927	3.46%
0.130%, 11/05/2020 (b)	700,000	699,607	6.06%
1.525%, 12/03/2020 (b)	1,000,000	999,378	8.65%
0.165%, 01/28/2021 (b)	2,500,000	2,497,403	21.63%
		5,993,718	51.90%
Total Short-Term Investments
(Cost $6,407,510)		6,447,234	55.83%

Total Investments
(Cost $11,976,369) – 100.20%		11,571,992	100.20%
Liabilities in Excess of Other Assets – (0.20)%		(22,870)	(0.20)%

TOTAL NET ASSETS – 100.00%		$11,549,122	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s seven-day yield as of April 30, 2020.
(b)	The rate listed is the discount rate at issue.

Summary of Fair Value Exposure as of April 30, 2020

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2020 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$603,225	$—	$—	$603,225
Consumer Staples	1,000,720	—	—	1,000,720
Energy	859,501	—	—	859,501
Financials	67,032	—	—	67,032
Health Care	681,592	—	—	681,592
Industrials	865,668	—	—	865,668
Information Technology	673,405	—	—	673,405
Materials	373,615	—	—	373,615
Total Common Stocks	$5,124,758	$—	$—	$5,124,758
Short-Term Investments
Money Market Funds	$453,516	$—	$—	$453,516
U.S. Treasury Bills	—	5,993,718	—	5,993,718
Total Short-Term Investments	$453,516	$5,993,718	$—	$6,447,234
Total Investments	$5,578,274	$5,993,718	$—	$11,571,992

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
7

Financial Statements

Statement of Assets and Liabilities as of April 30, 2020 (Unaudited)

ASSETS:
Investments in securities, at value (cost $11,976,369)	$11,571,992
Dividends and interest receivable	9,659
Prepaid expenses and other assets	15,054
Total assets	11,596,705

LIABILITIES:
Payable for fund shares redeemed	3,554
Payable to advisor	5,583
Payable to administrator	4,244
Payable to auditor	11,459
Accrued distribution fees	11,714
Accrued service fees	931
Accrued trustees fees	6,741
Accrued expenses and other payables	3,357
Total liabilities	47,583
NET ASSETS	$11,549,122

NET ASSETS CONSISTS OF:
Capital stock	$11,730,265
Accumulated deficit	(181,143)
Total net assets	$11,549,122

NET ASSETS:
Investor Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$11,549,122
Shares issued and outstanding	1,039,406
Net asset value, offering price, and redemption price per share	$11.11

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
8

STATEMENT OF ASSETS AND LIABILITIES/STATEMENT OF OPERATIONS

Financial Statements

Statement of Operations for the six months ended April 30, 2020 (Unaudited)

INVESTMENT INCOME:
Dividend income	$117,898
Interest income	59,279
Total investment income	177,177

EXPENSES:
Investment advisory fees (See Note 5)	35,872
Compliance expense (See Note 5)	13,462
Administration, accounting, custody, and transfer agent fees (See Note 5)	11,642
Audit fees	11,463
Federal and state registration fees	10,725
Distribution fees – Investor Class (See Note 5)	8,968
Trustees’ fees and expenses	8,197
Service fees – Investor Class (See Note 5)	5,979
Sub-transfer agent expenses – Investor Class (See Note 5)	3,851
Reports to shareholders	3,003
Other expenses	1,913
Total expenses	115,075
NET INVESTMENT INCOME	$62,102

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	$231,547
Net change in unrealized appreciation/depreciation on investments	(1,026,260)
Net loss on investments	(794,713)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(732,611)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
9

(This Page Intentionally Left Blank.)

HENNESSYFUNDS.COM
10

STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
OPERATIONS:
Net investment income	$62,102	$130,489
Net realized gain on investments	231,547	507,439
Net change in unrealized
appreciation/depreciation on investments	(1,026,260)	107,778
Net increase (decrease) in net assets
resulting from operations	(732,611)	745,706

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings – Investor Class	(559,075)	(681,988)
Total distributions	(559,075)	(681,988)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	587,634	2,194,903
Dividends reinvested – Investor Class	550,366	673,592
Cost of shares redeemed – Investor Class	(600,726)	(2,249,250)
Net increase in net assets derived
from capital share transactions	537,274	619,245
TOTAL INCREASE (DECREASE) IN NET ASSETS	(754,412)	682,963

NET ASSETS:
Beginning of period	12,303,534	11,620,571
End of period	$11,549,122	$12,303,534

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	50,929	179,722
Shares issued to holders as reinvestment
of dividends – Investor Class	45,906	56,316
Shares redeemed – Investor Class	(51,505)	(183,674)
Net increase in shares outstanding	45,330	52,364

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
11

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$12.38

Income from investment operations:
Net investment income	0.06	(1)
Net realized and unrealized gains (losses) on investments	(0.77)
Total from investment operations	(0.71)

Less distributions:
Dividends from net investment income	(0.06)
Dividends from net realized gains	(0.50)
Total distributions	(0.56)
Net asset value, end of period	$11.11

TOTAL RETURN	-6.03	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$11.55
Ratio of expenses to average net assets	1.92	%(3)
Ratio of net investment income to average net assets	1.04	%(3)
Portfolio turnover rate	13	%(2)

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
12

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2019	2018	2017	2016	2015

$12.34	$12.88	$12.68	$12.37	$12.98

0.13 (1)	0.09	0.06	0.04	0.03
0.59	0.33	1.09	0.58	(0.01)
0.72	0.42	1.15	0.62	0.02

(0.13)	(0.08)	(0.05)	(0.04)	(0.03)
(0.55)	(0.88)	(0.90)	(0.27)	(0.60)
(0.68)	(0.96)	(0.95)	(0.31)	(0.63)
$12.38	$12.34	$12.88	$12.68	$12.37

6.05%	3.46%	9.56%	5.20%	0.11%

$12.30	$11.62	$12.24	$12.08	$11.63
1.88%	1.84%	1.82%	1.68%	1.68%
1.04%	0.70%	0.45%	0.33%	0.20%
52%	21%	31%	51%	34%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
13

Financial Statements

Notes to the Financial Statements April 30, 2020 (Unaudited)

1).  ORGANIZATION

The Hennessy Balanced Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is a combination of capital appreciation and current income. The Fund is a non-diversified fund and offers Investor Class shares.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis.

HENNESSYFUNDS.COM
14

NOTES TO THE FINANCIAL STATEMENTS

Other non-cash dividends are recognized as investment income at the fair value of the property received. The Fund is charged for those expenses that are directly attributable to its portfolio, such as advisory, administration, and certain shareholder service fees.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid at the end of each calendar quarter. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest $0.01. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

3).  SECURITIES VALUATION

The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as

HENNESSY FUNDS	1-800-966-4354
15

reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

HENNESSYFUNDS.COM
16

NOTES TO THE FINANCIAL STATEMENTS

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of April 30, 2020, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2020, were $737,581 and $855,727, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2020.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (collectively, the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2020, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment advisory services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based on the average daily net assets of the Fund at an annual rate of 0.60%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Board has approved a Shareholder Servicing Agreement for the Fund, which was instituted to compensate the Advisor for the non-investment advisory services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund. The shareholder service fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets. Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, printing and mailing of prospectuses to other than current shareholders, printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments of sub-transfer agent expenses by the Fund to the brokers, dealers,

HENNESSY FUNDS	1-800-966-4354
17

and financial intermediaries for providing certain shareholder maintenance services. These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) provides the Fund with administrative, accounting, and transfer agent services. As administrator, Fund Services is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. The servicing agreements between the Trust and Fund Services and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, accounting, custody, and transfer agent fees. The administrative, accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar was an affiliate of Fund Services and U.S. Bank N.A. through March 30, 2020. Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from Fund Services. As a result of the acquisition, Quasar became a wholly owned broker-dealer subsidiary of Foreside and is no longer affiliated with Fund Services or U.S. Bank N.A. The Board approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

The officers of the Fund are affiliated with the Advisor. With the exception of the Chief Compliance Officer and the Senior Compliance Officer, such officers receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments on an equal basis to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime

HENNESSYFUNDS.COM
18

NOTES TO THE FINANCIAL STATEMENTS

rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2020, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2019, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$11,736,170
Gross tax unrealized appreciation	$755,819
Gross tax unrealized depreciation	(143,056)
Net tax unrealized appreciation/(depreciation)	$612,763
Undistributed ordinary income	$28,357
Undistributed long-term capital gains	469,423
Total distributable earnings	$497,780
Other accumulated gain/(loss)	$—
Total accumulated gain/(loss)	$1,110,543

The difference between book-basis unrealized appreciation/depreciation and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

As of October 31, 2019, the Fund had no tax basis capital losses to offset future capital gains.

As of October 31, 2019, the Fund did not defer, on a tax basis, any late-year ordinary losses. Late-year ordinary losses are net ordinary losses incurred after December 31, 2018, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2020 (year to date) and fiscal year 2019, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
Ordinary income(1)	$89,643	$133,769
Long-term capital gain	469,432	548,219
	$559,075	$681,988

 (1)  Ordinary income includes short-term capital gain.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2020, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

HENNESSY FUNDS	1-800-966-4354
19

Expense Example (Unaudited)
April 30, 2020

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019, through April 30, 2020.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bank Global Fund Services, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2019	April 30, 2020	During Period(1)
Investor Class
Actual	$1,000.00	$ 939.70	$9.26
Hypothetical (5% return before expenses)	$1,000.00	$1,015.32	$9.62

(1)	Expenses are equal to the Fund’s annualized expense ratio of 1.92%, multiplied by the average account value over the period, multiplied by 182/366 days (to reflect the half-year period).

HENNESSYFUNDS.COM
20

EXPENSE EXAMPLE — ELECTRONIC DELIVERY

How to Obtain a Copy of the Fund’s
Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or on request by calling 1-800-966-4354.

Federal Tax Distribution Information
(Unaudited)

For fiscal year 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2019 was 100.00%.

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0.00%.

Important Notice Regarding Delivery
of Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Electronic Delivery

The Funds offer shareholders the option to receive account statements, prospectuses, tax forms, and shareholder reports online. To sign up for eDelivery, please visit www.hennessyfunds.com/account. You may change your delivery preference at any time by visiting our website or calling U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124.

HENNESSY FUNDS	1-800-966-4354
21

Board Approval of Investment Advisory
Agreement

At its meeting on March 12, 2020, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”). As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties and the relevant factors for them to consider with respect to approving the advisory agreement. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the services provided by the Advisor;

(4)	A written discussion of economies of scale;

(5)	A summary of the key terms of the advisory agreement;

(6)	A recent Fund fact sheet, which included performance information over various periods;

(7)	A peer expense comparison of the net expense ratio and investment advisory fee of the Fund; and

(8)	The Advisor’s financial statements from its most recent Form 10-K and Form 10-Q.

All of the factors discussed were considered as a whole by the Trustees and by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

HENNESSYFUNDS.COM
22

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

(4)	The costs and profitability of the Fund to the Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund (other than the advisory fee).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund and noted that their overall confidence in the Advisor was high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor and that the nature and extent of the services provided by the Advisor were appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	seeks best execution for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the liquidity of each Fund.

(d)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(e)
The Advisor monitors compliance with federal securities laws, maintains a compliance program (including a code of ethics), conducts ongoing reviews of the compliance programs of the Fund’s service providers, as feasible, conducts on-site visits to the Fund’s service providers, monitors incidents of abusive trading practices, reviews Fund expense accruals, payments, and fixed expense ratios, evaluates insurance providers for fidelity bond, D&O/E&O insurance, and cybersecurity insurance coverage, manages regulatory examination compliance and responses, conducts employee compliance training, reviews reports provided by service providers, and maintains books and records.

(f)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

HENNESSY FUNDS	1-800-966-4354
23

(g)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(h)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(i)	For each annual report of the Fund, the Advisor prepares a written summary of the Fund’s performance during the most recent 12-month period.

(j)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Ameritrade, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(k)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(l)	The Advisor provides a quarterly compliance certification to the Board.

(m)
The Advisor prepares or reviews all Board materials, frequently presents to the Board and leads Board discussions, prepares or reviews all meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on such information, the Trustees determined that the Advisor manages the Fund in a manner materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various periods warranted continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether the Advisor was realizing economies of scale that it should share with the Fund’s shareholders. The Trustees noted that the assets of the Fund had declined over the prior year. In addition, the Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees, so the Advisor does not realize material economies of scale relating to those expenses as the assets of the Fund increase. For example, mutual fund platform

HENNESSYFUNDS.COM
24

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to contain expenses through actions such as renegotiating service contracts, the Advisor’s significant marketing efforts to promote the Funds, the Advisor’s investments in personnel to manage the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain circumstances. The Trustees noted that it did not appear that the Advisor was realizing economies of scale at current asset levels and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund (other than the advisory fee). The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable, which was based on, among other things, the Trustees’ finding that the research, analytical, statistical, and other information and services provided by brokers are merely supplemental to the Advisor’s own efforts in the performance of its duties under the advisory agreement.

After reviewing the materials and information provided at the meeting, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, brokerage commissions information, the adequacy and efficacy of the Advisor’s written policies and procedures, other regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

HENNESSY FUNDS	1-800-966-4354
25

For information, questions, or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT, &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

www.hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2020

HENNESSY BP ENERGY FUND

Investor Class  HNRGX
Institutional Class  HNRIX

IMPORTANT NOTICE REGARDING ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual reports will no longer be sent by mail unless you specifically request paper copies from the Hennessy Funds or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Hennessy Funds electronically by visiting www.hennessyfunds.com/account or by calling U.S. Bank Global Fund Services at 1-800-261-6950. If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling U.S. Bank Global Fund Services at 1-800-261-6950 or, if you own your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive paper copies of reports will apply to all Funds in the Hennessy Funds family.

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	24
Proxy Voting Policy and Proxy Voting Records	26
Availability of Quarterly Portfolio Schedule	26
Important Notice Regarding Delivery of Shareholder Documents	26
Electronic Delivery	26
Board Approval of Investment Advisory Agreements	27

HENNESSY FUNDS	1-800-966-4354

June 2020

Dear Hennessy Funds Shareholder:

First and foremost, I hope this communication finds you and your loved ones safe and healthy. In many ways, the COVID-19 pandemic has turned the world upside down in recent months, and we at Hennessy have joined the rest of the world in witnessing and experiencing its profound effect on public health, the global economy, and the everyday lives of people around the world.  In response to the crisis, we invoked our business continuity plan in mid-March to ensure a smooth transition to remote work for all of our employees, who have been working safely and productively from home. We want to assure our Hennessy Funds shareholders that our operations are uninterrupted and functioning normally.

The past six months have been marked by extremes. During the first half of the period from November 2019 through January 2020, the bull market, supported by strong corporate fundamentals, continued to move higher, and investors appeared focused on record-low unemployment and strong economic growth. In mid-February, the major U.S. market indices hit all-time highs, but then, within just a matter of weeks, lost over one-third of their values as the COVID-19 pandemic unfolded. Shelter-in-place and business closure orders rippled through the nation, causing initial unemployment claims to skyrocket to their highest number in history. The market then rallied back and posted double-digit positive returns in April.

For the six months ended April 30, 2020, on a total return basis, the Dow Jones Industrial Average was down 8.9% and the S&P 500® Index was down 3.2%. Small-cap and mid-cap stocks generally fared worse than large-cap stocks during the period, and the Financial sector was particularly hard hit as the Federal Reserve aggressively cut the federal funds rate in an effort to stabilize the economy. The Energy sector was crushed by both the sudden loss of demand due to COVID-19 and the oversupply caused by the surprise market-share battle between Russia and Saudi Arabia, and the S&P 500® Energy Sector Index ended the six-month period down over 30%.

The COVID-19 pandemic is an unprecedented event, and the duration and full extent of the economic impact is unknown. In the moment, there is always the concern that ‘this time is different.’ But, when you are able to look at past financial, political, and health crises with the benefit of 20/20 hindsight, history has demonstrated that our economy and financial markets have always rebounded and recovered eventually. If you look back to the last market downturn in 2008, economic fundamentals were weak compared to the market in 2020, where the overall underpinnings were – and are still – quite strong.  Publicly listed companies today have plenty of cash, with over $5 trillion on balance sheets of the S&P 500® companies alone, and I believe that most will survive and that many may emerge from the current crisis even stronger.

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

We understand that this market volatility and economic uncertainty is jarring to many investors, and we continue to monitor events and the markets. We remain focused on managing our high-conviction portfolios for the long-term benefit of our shareholders, and we are confident in the time-tested strategies and rigorous research that led to their formation. We encourage shareholders to maintain a long-term investment horizon and to remain focused on long-term goals. As always, but especially in these trying times, we are here to support our shareholders, and we thank you for your continued investment and trust. Should you have any questions or would like to speak with us directly, please don’t hesitate to call (800) 966-4354 or email us at fundsinfo@hennessyfunds.com.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

The Dow Jones Industrial Average and S&P 500® Index are commonly used to measure the performance of U.S. stocks. The S&P 500® Energy Sector Index is an index that comprises those companies included in the S&P 500 that are classified as members of the GICS energy sector. One cannot invest directly in an index.

HENNESSY FUNDS	1-800-966-4354
3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2020

	Six	One	Five	Since Inception
	Months(1)	Year	Years	(12/31/13)
Hennessy BP Energy Fund –
Investor Class (HNRGX)	-36.72%	-48.44%	-16.61%	-11.62%
Hennessy BP Energy Fund –
Institutional Class (HNRIX)	-36.68%	-48.31%	-16.37%	-11.41%
S&P 500® Energy Index	-30.58%	-38.29%	-10.78%	-9.28%
S&P 500® Index	-3.16%	0.86%	9.12%	9.66%

Expense ratios:  1.98% (Investor Class); 1.67% (Institutional Class)

(1)	Periods of less than one year are not annualized.

_______________

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com. Performance for periods on or prior to October 26, 2018, is that of the BP Capital TwinLine Energy Fund.

The S&P 500® Energy Index comprises those companies included in the S&P 500® that are classified in the Energy sector. The S&P 500® Index is a capitalization-weighted index that is designed to represent the broad domestic economy through changes in the aggregate market value of 500 stocks across all major industries. One cannot invest directly in an index. These indices are used herein for comparative purposes in accordance with SEC regulations.

Standard & Poor’s Financial Services LLC is the source and owner of the S&P® and S&P 500® trademarks.

The expense ratios presented are from the most recent prospectus. The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM
4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2020 (Unaudited)

HENNESSY BP ENERGY FUND
(% of Total Assets)

TOP TEN HOLDINGS (EXCLUDING MONEY MARKET FUNDS)	% TOTAL ASSETS
Cabot Oil & Gas Corp.	7.14%
Pioneer Natural Resources Co.	6.93%
EOG Resources, Inc.	6.88%
Marathon Petroleum Corp.	6.19%
Energy Transfer LP	6.05%
PDC Energy, Inc.	5.95%
Concho Resources, Inc.	5.56%
WPX Energy, Inc.	5.27%
Enterprise Products Partners LP	5.12%
MPLX LP	4.76%

Note: The Fund concentrates its investments in the Energy industry. For presentation purposes, the Fund uses custom categories.

HENNESSY FUNDS	1-800-966-4354
5

COMMON STOCKS – 77.10%	Number		% of
	of Shares	Value	Net Assets
Downstream – 10.57%
Marathon Petroleum Corp.	29,500	$946,360	6.32%
Valero Energy Corp.	10,050	636,668	4.25%
		1,583,028	10.57%

Exploration & Production – 44.93%
Cabot Oil & Gas Corp.	50,500	1,091,810	7.29%
Concho Resources, Inc.	14,980	849,666	5.67%
Diamondback Energy, Inc.	14,030	610,866	4.08%
EOG Resources, Inc.	22,160	1,052,822	7.03%
Parsley Energy, Inc., – Class A	37,030	349,933	2.34%
PDC Energy, Inc. (a)	70,000	909,300	6.07%
Pioneer Natural Resources Co.	11,860	1,059,217	7.07%
WPX Energy, Inc. (a)	131,450	805,788	5.38%
		6,729,402	44.93%

Midstream – 9.98%
Cheniere Energy, Inc. (a)	12,350	576,621	3.85%
ONEOK, Inc.	15,430	461,820	3.08%
The Williams Companies, Inc.	23,540	455,970	3.05%
		1,494,411	9.98%

Oil Services – 3.47%
Schlumberger Ltd. (b)	30,860	519,065	3.47%

Renewable – 5.60%
First Solar, Inc. (a)	9,880	434,819	2.90%
TPI Composites, Inc. (a)	23,050	404,066	2.70%
		838,885	5.60%

Utility – 2.55%
NextEra Energy, Inc.	1,650	381,348	2.55%

Total Common Stocks
(Cost $17,265,028)		11,546,139	77.10%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
6

SCHEDULE OF INVESTMENTS

PARTNERSHIPS & TRUSTS – 21.02%	Number		% of
	of Shares	Value	Net Assets
Midstream – 21.02%
Energy Transfer LP	110,136	$925,142	6.18%
Enterprise Products Partners LP	44,629	783,685	5.23%
MPLX LP	40,194	727,511	4.86%
Plains All American Pipeline LP	80,620	711,875	4.75%
		3,148,213	21.02%
Total Partnerships & Trusts
(Cost $5,535,041)		3,148,213	21.02%

SHORT-TERM INVESTMENTS – 0.01%

Money Market Funds – 0.01%
First American Government Obligations Fund,
Institutional Class, 0.25% (c)	969	969	0.01%

Total Short-Term Investments
(Cost $969)		969	0.01%

Total Investments
(Cost $22,801,038) – 98.13%		14,695,321	98.13%
Other Assets in Excess of Liabilities – 1.87%		280,786	1.87%

TOTAL NET ASSETS – 100.00%		$14,976,107	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income-producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of April 30, 2020.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
7

Summary of Fair Value Exposure as of April 30, 2020

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2020 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Downstream	$1,583,028	$—	$—	$1,583,028
Exploration & Production	6,729,402	—	—	6,729,402
Midstream	1,494,411	—	—	1,494,411
Oil Services	519,065	—	—	519,065
Renewable	838,885	—	—	838,885
Utility	381,348	—	—	381,348
Total Common Stocks	$11,546,139	$—	$—	$11,546,139
Partnerships & Trusts
Midstream	$3,148,213	$—	$—	$3,148,213
Total Partnerships & Trusts	$3,148,213	$—	$—	$3,148,213
Short-Term Investments
Money Market Funds	$969	$—	$—	$969
Total Short-Term Investments	$969	$—	$—	$969
Total Investments	$14,695,321	$—	$—	$14,695,321

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
8

SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2020 (Unaudited)

ASSETS:
Investments in securities, at value (cost $22,801,038)	$14,695,321
Dividends and interest receivable	6,061
Receivable for fund shares sold	529,000
Return of capital receivable	42,739
Prepaid expenses and other assets	19,710
Total assets	15,292,831

LIABILITIES:
Payable for fund shares redeemed	207,823
Payable to advisor	5,022
Payable to administrator	4,122
Payable to auditor	11,373
Accrued distribution fees	1,521
Accrued service fees	243
Loans payable	75,000
Accrued trustees fees	6,452
Accrued expenses and other payables	5,168
Total liabilities	316,724
NET ASSETS	$14,976,107

NET ASSETS CONSISTS OF:
Capital stock	$60,031,017
Accumulated deficit	(45,054,910)
Total net assets	$14,976,107

NET ASSETS:
Investor Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$4,104,220
Shares issued and outstanding	460,679
Net asset value, offering price, and redemption price per share	$8.91

Institutional Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$10,871,887
Shares issued and outstanding	1,207,625
Net asset value, offering price, and redemption price per share	$9.00

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
9

Financial Statements

Statement of Operations for the six months ended April 30, 2020 (Unaudited)

INVESTMENT INCOME:
Distributions received from master limited partnerships	$294,873
Return of capital on distributions received	(294,873)
Dividend income from common stock(1)	548,704
Interest income	6,053
Total investment income	554,757

EXPENSES:
Investment advisory fees (See Note 5)	213,331
Administration, accounting, custody, and transfer agent fees (See Note 5)	23,534
Federal and state registration fees	16,827
Compliance expense (See Note 5)	13,462
Audit fees	11,375
Sub-transfer agent expenses – Investor Class (See Note 5)	3,031
Sub-transfer agent expenses – Institutional Class (See Note 5)	7,759
Trustees’ fees and expenses	8,469
Reports to shareholders	5,647
Distribution fees – Investor Class (See Note 5)	3,978
Interest expense (See Note 7)	3,118
Service fees – Investor Class (See Note 5)	2,652
Legal fees	904
Other expenses	3,535
Total expenses before reimbursement by advisor	317,622
Expense reimbursement by advisor – Investor Class (See Note 5)	(3,874)
Expense reimbursement by advisor – Institutional Class (See Note 5)	(5,336)
Net expenses	308,412
NET INVESTMENT INCOME	$246,345

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized loss on investments	$(14,462,499)
Net change in unrealized appreciation/depreciation on investments	(1,614,081)
Net loss on investments	(16,076,580)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,830,235)

(1)	Net of foreign taxes withheld and issuance fees of $4,578.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
10

STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
OPERATIONS:
Net investment income (loss)	$246,345	$(122,873)
Net realized loss on investments	(14,462,499)	(21,032,537)
Net change in unrealized
appreciation/depreciation on investments	(1,614,081)	1,070,019
Net decrease in net assets resulting from operations	(15,830,235)	(20,085,391)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings – Institutional Class	(79,003)	—
Total distributions	(79,003)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	1,226,789	1,329,654
Proceeds from shares subscribed – Institutional Class	1,683,142	21,431,696
Dividends reinvested – Institutional Class	77,299	—
Cost of shares redeemed – Investor Class	(1,750,609)	(9,317,247)
Cost of shares redeemed – Institutional Class	(21,551,990)	(39,120,012)
Net decrease in net assets derived
from capital share transactions	(20,315,369)	(25,675,909)
TOTAL DECREASE IN NET ASSETS	(36,224,607)	(45,761,300)

NET ASSETS:
Beginning of period	51,200,714	96,962,014
End of period	$14,976,107	$51,200,714

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	143,860	83,075
Shares sold – Institutional Class	174,370	1,375,469
Shares issued to holders as reinvestment
of dividends – Institutional Class	5,019	—
Shares redeemed – Investor Class	(168,111)	(588,930)
Shares redeemed – Institutional Class	(2,083,457)	(2,524,419)
Net decrease in shares outstanding	(1,928,319)	(1,654,805)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
11

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$14.08

Income from investment operations:
Net investment income (loss)(3)	0.09
Net realized and unrealized gains (losses) on investments	(5.26)
Total from investment operations	(5.17)

Less distributions:
Dividends from net realized gains	—
Total distributions	—
Net asset value, end of period	$8.91

TOTAL RETURN	-36.72	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$4.10
Ratio of expenses to average net assets:
Before expense reimbursement	2.18	%(5)
After expense reimbursement	2.03	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.34	%(5)
After expense reimbursement	1.49	%(5)
Portfolio turnover rate(6)	41	%(4)

(1)	The period ended October 31, 2018, consists of 11 months due to the Fund’s fiscal year end change from November 30 to October 31, effective October 26, 2018.
(2)	Fund commenced operations on December 31, 2013.
(3)	Calculated using the average shares outstanding method.
(4)	Not annualized.
(5)	Annualized.
(6)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
12

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended	Period Ended					Period Ended
October 31,	October 31,		Year Ended November 30,			November 30,
2019	2018(1)		2017	2016	2015	2014(2)

$18.32	$19.47		$20.54	$16.41	$20.45	$20.00

(0.07)	(0.20)		(0.23)	(0.15)	(0.10)	(0.11)
(4.17)	(0.95)		(0.84)	4.28	(3.46)	0.56
(4.24)	(1.15)		(1.07)	4.13	(3.56)	0.45

—	—		—	—	(0.48)	—
—	—		—	—	(0.48)	—
$14.08	$18.32		$19.47	$20.54	$16.41	$20.45

-23.14%	-5.91	%(4)	-5.21%	25.17%	-17.57%	2.25	%(4)

$6.83	$18.16		$22.66	$19.64	$18.72	$15.14

1.97%	1.82	%(5)	1.87%	1.89%	1.87%	1.98	%(5)
1.97%	1.82	%(5)	1.87%	1.89%	1.87%	1.98	%(5)

(0.46)%	(1.05	)%(5)	(1.21)%	(0.92)%	(0.51)%	(0.53	)%(5)
(0.46)%	(1.05	)%(5)	(1.21)%	(0.92)%	(0.51)%	(0.53	)%(5)
87%	72	%(4)	84%	83%	79%	72	%(4)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
13

Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$14.26

Income from investment operations:
Net investment income (loss)(3)	0.09
Net realized and unrealized gains (losses) on investments	(5.32)
Total from investment operations	(5.23)

Less distributions:
Dividends from net investment income	(0.03)
Dividends from net realized gains	—
Total distributions	(0.03)
Net asset value, end of period	$9.00

TOTAL RETURN	-36.68	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$10.87
Ratio of expenses to average net assets:
Before expense reimbursement	1.80	%(5)
After expense reimbursement	1.77	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.40	%(5)
After expense reimbursement	1.43	%(5)
Portfolio turnover rate(6)	41	%(4)

(1)	The period ended October 31, 2018, consists of 11 months due to the Fund’s fiscal year end change from November 30 to October 31, effective October 26, 2018.
(2)	Fund commenced operations on December 31, 2013.
(3)	Calculated using the average shares outstanding method.
(4)	Not annualized.
(5)	Annualized.
(6)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
14

FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended	Period Ended					Period Ended
October 31,	October 31,		Year Ended November 30,			November 30,
2019	2018(1)		2017	2016	2015	2014(2)

$18.50	$19.61		$20.64	$16.46	$20.45	$20.00

(0.02)	(0.15)		(0.19)	(0.11)	(0.04)	(0.06)
(4.22)	(0.96)		(0.84)	4.32	(3.47)	0.51
(4.24)	(1.11)		(1.03)	4.21	(3.51)	0.45

—	—		—	(0.03)	—	—
—	—		—	—	(0.48)	—
—	—		—	(0.03)	(0.48)	—
$14.26	$18.50		$19.61	$20.64	$16.46	$20.45

-22.92%	-5.66	%(4)	-4.99%	25.61%	-17.32%	2.25	%(4)

$44.37	$78.81		$122.45	$126.92	$100.05	$68.31

1.66%	1.57	%(5)	1.62%	1.60%	1.54%	1.73	%(5)
1.66%	1.57	%(5)	1.62%	1.60%	1.54%	1.73	%(5)

(0.12)%	(0.79	)%(5)	(0.98)%	(0.65)%	(0.20)%	(0.28	)%(5)
(0.12)%	(0.79	)%(5)	(0.98)%	(0.65)%	(0.20)%	(0.28	)%(5)
87%	72	%(4)	84%	83%	79%	72	%(4)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
15

Financial Statements

Notes to the Financial Statements April 30, 2020 (Unaudited)

1).  ORGANIZATION

The Hennessy BP Energy Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek total return. The Fund is a diversified fund.

The Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only one class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes and investments in companies organized as partnerships for tax purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no

HENNESSYFUNDS.COM
16

NOTES TO THE FINANCIAL STATEMENTS

tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. The Fund is charged for those expenses that are directly attributable to its portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets. Distributions received from the Fund’s investments in master limited partnerships (“MLPs”) generally consist of ordinary income, capital gains, and return of capital. The Fund records investment income on the ex-date of the distributions. For financial statement purposes, the Fund uses return of capital and income estimates to allocate the dividend income received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest $0.01. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

i).
Partnership Accounting Policy – To the extent the Fund receives distributions from underlying partnerships in which it invests, the Fund records its pro rata share of income/loss and capital gains/losses and accordingly adjusts the cost basis of the underlying partnerships for return of capital.

3).  SECURITIES VALUATION

The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop

HENNESSY FUNDS	1-800-966-4354
17

the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, MLPs, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In

HENNESSYFUNDS.COM
18

NOTES TO THE FINANCIAL STATEMENTS

addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means that the Fund’s NAV reflects the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of April 30, 2020, are included in the Schedule of Investments.

HENNESSY FUNDS	1-800-966-4354
19

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2020, were $13,472,070 and $30,885,551, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2020.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (collectively, the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2020, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment advisory services under an Investment Advisory Agreement. The Advisor oversees the provision of investment advice and furnishes office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based on the average daily net assets of the Fund at an annual rate of 1.25%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Advisor has delegated the day-to-day management of the Fund to a sub-advisor, BP Capital Fund Advisors, LLC. The Advisor pays the sub-advisory fees from its own assets, and these fees are not an additional expense of the Fund. During the six months ended April 30, 2020, the Advisor (not the Fund) paid a sub-advisory fee at the rate of 0.40% of the daily net assets of the Fund.

The Advisor has contractually agreed to limit total annual operating expenses to 2.00% of the Fund’s net assets for Investor Class shares and 1.75% of the Fund’s net assets for Institutional Class shares (in each case, excluding all federal, state, and local taxes, interest, brokerage commissions, dividend and interest expenses on short sales, extraordinary items, and acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities) through October 25, 2020.

For three years following the date on which expenses were waived or incurred, the Advisor may recoup waived or reimbursed expenses from the Fund if total operating expenses, including such recoupment, does not exceed the expense limitation in effect (i) at the time the Advisor waived or reimbursed such expenses and (ii) at the time the Advisor recoups such expenses. As of April 30, 2020, expenses subject to potential recovery were $3,874 for Investor Class shares and $5,336 for Institutional Class shares, which will expire in fiscal year 2023. The Advisor did not recoup expenses from the Fund during the six months ended April 30, 2020.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment advisory services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

HENNESSYFUNDS.COM
20

NOTES TO THE FINANCIAL STATEMENTS

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, printing and mailing of prospectuses to other than current shareholders, printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments of sub-transfer agent expenses by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services. These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) provides the Fund with administrative, accounting, and transfer agent services. As administrator, Fund Services is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. The servicing agreements between the Trust and Fund Services and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, accounting, custody, and transfer agent fees. The administrative, accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar was an affiliate of Fund Services and U.S. Bank N.A. through March 30, 2020. Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from Fund Services. As a result of the acquisition, Quasar became a wholly owned broker-dealer subsidiary of Foreside and is no longer affiliated with Fund Services or U.S. Bank N.A. The Board approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

The officers of the Fund are affiliated with the Advisor. With the exception of the Chief Compliance Officer and the Senior Compliance Officer, such officers receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments on an equal basis to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

HENNESSY FUNDS	1-800-966-4354
21

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2020, the Fund had an outstanding average daily balance and a weighted average interest rate of $159,632 and 3.86%, respectively. The interest expensed by the Fund during the six months ended April 30, 2020, is included in the Statement of Operations. The maximum amount outstanding for the Fund during the period was $2,754,000. As of April 30, 2020, the Fund had a loan payable of $75,000.

8).  FEDERAL TAX INFORMATION

As of October 31, 2019, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$58,501,243
Gross tax unrealized appreciation	$1,872,760
Gross tax unrealized depreciation	(9,141,728)
Net tax unrealized appreciation/(depreciation)	$(7,268,968)
Undistributed ordinary income	$79,002
Undistributed long-term capital gains	—
Total distributable earnings	$79,002
Other accumulated gain/(loss)	$(21,955,706)
Total accumulated gain/(loss)	$(29,145,672)

The difference between book-basis unrealized appreciation/depreciation and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales and partnership adjustments.

As of October 31, 2019, the Fund had capital loss carryforwards as follows:

$ 9,883,167	Unlimited Long-Term
12,072,539	Unlimited Short-Term

As of October 31, 2019, the Fund did not defer, on a tax basis, any late-year ordinary losses. Late-year ordinary losses are net ordinary losses incurred after December 31, 2018, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

HENNESSYFUNDS.COM
22

NOTES TO THE FINANCIAL STATEMENTS

During fiscal year 2020 (year to date) and fiscal year 2019, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
Ordinary income(1)	$79,003	$—
Long-term capital gain	—	—
	$79,003	$—

(1) Ordinary income includes short-term capital gain.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2020, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

HENNESSY FUNDS	1-800-966-4354
23

Expense Example (Unaudited)
April 30, 2020

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019, through April 30, 2020.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bank Global Fund Services, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

HENNESSYFUNDS.COM
24

EXPENSE EXAMPLE

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2019	April 30, 2020	During Period(1)
Investor Class
Actual	$1,000.00	$ 632.80	$ 8.24
Hypothetical (5% return before expenses)	$1,000.00	$1,014.77	$10.17

Institutional Class
Actual	$1,000.00	$ 633.20	$ 7.19
Hypothetical (5% return before expenses)	$1,000.00	$1,016.06	$ 8.87

(1)
Expenses are equal to the Fund’s annualized expense ratio of 2.03% for Investor Class shares or 1.77% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 182/366 days (to reflect the half-year period).

HENNESSY FUNDS	1-800-966-4354
25

How to Obtain a Copy of the Fund’s Proxy
Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or on request by calling 1-800-966-4354.

Important Notice Regarding Delivery
of Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Electronic Delivery

The Funds offer shareholders the option to receive account statements, prospectuses, tax forms, and shareholder reports online. To sign up for eDelivery, please visit www.hennessyfunds.com/account. You may change your delivery preference at any time by visiting our website or calling U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124.

HENNESSYFUNDS.COM
26

PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Board Approval of Investment Advisory
Agreements

At its meeting on March 12, 2020, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”) and the sub-advisory agreement for the Fund between the Advisor and BP Capital Fund Advisors, LLC (the “Sub-Advisor”). As part of the process of approving the continuation of the advisory and sub-advisory agreements, the Trustees reviewed their fiduciary duties and the relevant factors for them to consider with respect to approving the advisory and sub-advisory agreements. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory and sub-advisory agreements.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory and sub-advisory agreements. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory and sub-advisory agreements and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory and sub-advisory agreements and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the services provided by the Advisor and the Sub-Advisor and the distinction between the Advisor-provided services and the Sub-Advisor-provided services;

(4)	A written discussion of economies of scale;

(5)	Summaries of the key terms of the advisory and sub-advisory agreements;

(6)	A recent Fund fact sheet, which included performance information over various periods;

(7)	A peer expense comparison of the net expense ratio and investment advisory fee of the Fund;

(8)	The Advisor’s financial statements from its most recent Form 10-K and Form 10-Q;

(9)	A completed questionnaire from the Sub-Advisor;

(10)	A summary of the Sub-Advisor’s questionnaire and relevant information from the Sub-Advisor’s Form ADV Parts I and II;

(11)	The Sub-Advisor’s Code of Ethics; and

(12)	Financial information of the Sub-Advisor.

All of the factors discussed were considered as a whole by the Trustees and by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory and sub-advisory agreements. The Trustees recognized that the management and fee

HENNESSY FUNDS	1-800-966-4354
27

arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory and sub-advisory agreements, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor and the Sub-Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

(4)	The costs and profitability of the Fund to the Advisor and the Sub-Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor and the Sub-Advisor from serving as an investment advisor to the Fund (other than the advisory and sub-advisory fees).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund and noted that their overall confidence in the Advisor was high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor and that the nature and extent of the services provided by the Advisor were appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor oversees the Sub-Advisor for the Fund, and the Sub-Advisor acts as the portfolio manager for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the liquidity of each Fund.

(d)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(e)
The Advisor monitors compliance with federal securities laws, maintains a compliance program (including a code of ethics), conducts ongoing reviews of the compliance programs of the Sub-Advisor and the Fund’s other service providers, as feasible, conducts on-site visits to the Sub-Advisor and the Fund’s other service providers, monitors incidents of abusive trading practices, reviews Fund expense accruals, payments, and fixed expense ratios, evaluates insurance providers for fidelity bond, D&O/E&O insurance, and cybersecurity insurance coverage, manages regulatory examination compliance and responses, conducts employee compliance training, reviews reports provided by service providers, and maintains books and records.

HENNESSYFUNDS.COM
28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(f)
The Advisor oversees the selection and continued employment of the Sub-Advisor, reviews the Fund’s investment performance, and monitors the Sub-Advisor’s adherence to the Fund’s investment objectives, policies, and restrictions.

(g)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

(h)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(i)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(j)	For each annual report of the Fund, the Advisor reviews the written summary prepared by the Sub-Advisor of the Fund’s performance during the most recent 12-month period.

(k)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Ameritrade, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(l)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(m)	The Advisor provides a quarterly compliance certification to the Board.

(n)
The Advisor prepares or reviews all Board materials, frequently presents to the Board and leads Board discussions, prepares or reviews all meeting minutes, and arranges for Board training and education.

(2)	The Trustees considered the services identified below that are provided by the Sub-Advisor:

(a)	The Sub-Advisor acts as the portfolio manager for the Fund. In this capacity, the Sub-Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	seeks best execution for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Sub-Advisor ensures that its compliance program includes policies and procedures relevant to the Fund and the Sub-Advisor’s duties as a portfolio manager to the Fund.

(c)	For each annual report of the Fund, the Sub-Advisor prepares a written summary of the Fund’s performance during the most recent 12-month period.

HENNESSY FUNDS	1-800-966-4354
29

(d)
The Sub-Advisor provides a quarterly compliance certification to the Board regarding trading and allocation practices, supervisory matters, the Sub-Advisor’s compliance program (including its code of ethics), compliance with the Fund’s policies, and general firm updates.

(3)
The Trustees considered the distinction between the services performed by the Advisor and the Sub-Advisor. The Trustees noted that the management of the Fund, including the oversight of the Sub-Advisor, involves more comprehensive and substantive duties than the duties of the Sub-Advisor. Specifically, the Trustees considered the lists of services identified above and concluded that the services performed by the Advisor for the Fund require a higher level of service and oversight than the services performed by the Sub-Advisor. Based on this determination, the Trustees concluded that the differential in advisory fees between the Advisor and the Sub-Advisor is reasonable.

(4)
The Trustees compared the performance of the Fund to benchmark indices over various periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on such information, the Trustees determined that the Advisor and the Sub-Advisor manage the Fund in a manner materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various periods warranted continuation of the advisory and sub-advisory agreements.

(5)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory and sub-advisory agreements.

(6)
The Trustees also considered whether the Advisor was realizing economies of scale that it should share with the Fund’s shareholders. The Trustees noted that the assets of the Fund had declined over the prior year. In addition, the Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees, so the Advisor does not realize material economies of scale relating to those expenses as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to contain expenses through actions such as renegotiating service contracts, the Advisor’s significant marketing efforts to promote the Funds, the Advisor’s investments in personnel to manage the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain circumstances. The Trustees noted that it did not appear that the Advisor was realizing economies of scale at current asset levels and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(7)
The Trustees considered the profitability of the Advisor and the Sub-Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into

HENNESSYFUNDS.COM
30

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor and the Sub-Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(8)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(9)
The Trustees considered any benefits to the Advisor and the Sub-Advisor from serving as an advisor to the Fund (other than the advisory and sub-advisory fees). The Trustees noted that the Advisor and the Sub-Advisor may derive ancillary benefits from, by way of example, their association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor and the Sub-Advisor from their relationship with the Fund were reasonable, which was based on, among other things, the Trustees’ findings that (i) the research, analytical, statistical, and other information and services provided by brokers are merely supplemental to the Advisor’s and the Sub-Advisor’s own efforts in the performance of their duties under the advisory and sub-advisory agreements and (ii) although the Sub-Advisor could derive benefits from the conversion of Fund shareholders into separate account clients, the Fund also could benefit from potential institutional shareholders who might choose to invest in the Fund.

After reviewing the materials and information provided at the meeting, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor and the Sub-Advisor, the performance of the Fund, expense information, brokerage commissions information, the adequacy and efficacy of the Advisor’s and the Sub-Advisor’s written policies and procedures, other regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory and sub-advisory agreements.

HENNESSY FUNDS	1-800-966-4354
31

(This Page Intentionally Left Blank.)

For information, questions, or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT, &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

www.hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2020

HENNESSY BP MIDSTREAM FUND

Investor Class  HMSFX
Institutional Class  HMSIX

IMPORTANT NOTICE REGARDING ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual reports will no longer be sent by mail unless you specifically request paper copies from the Hennessy Funds or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Hennessy Funds electronically by visiting www.hennessyfunds.com/account or by calling U.S. Bank Global Fund Services at 1-800-261-6950. If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling U.S. Bank Global Fund Services at 1-800-261-6950 or, if you own your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive paper copies of reports will apply to all Funds in the Hennessy Funds family.

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	26
Proxy Voting Policy and Proxy Voting Records	28
Availability of Quarterly Portfolio Schedule	28
Federal Tax Distribution Information	28
Important Notice Regarding Delivery of Shareholder Documents	28
Electronic Delivery	28
Board Approval of Investment Advisory Agreements	29

HENNESSY FUNDS	1-800-966-4354

June 2020

Dear Hennessy Funds Shareholder:

First and foremost, I hope this communication finds you and your loved ones safe and healthy. In many ways, the COVID-19 pandemic has turned the world upside down in recent months, and we at Hennessy have joined the rest of the world in witnessing and experiencing its profound effect on public health, the global economy, and the everyday lives of people around the world.  In response to the crisis, we invoked our business continuity plan in mid-March to ensure a smooth transition to remote work for all of our employees, who have been working safely and productively from home. We want to assure our Hennessy Funds shareholders that our operations are uninterrupted and functioning normally.

The past six months have been marked by extremes. During the first half of the period from November 2019 through January 2020, the bull market, supported by strong corporate fundamentals, continued to move higher, and investors appeared focused on record-low unemployment and strong economic growth. In mid-February, the major U.S. market indices hit all-time highs, but then, within just a matter of weeks, lost over one-third of their values as the COVID-19 pandemic unfolded. Shelter-in-place and business closure orders rippled through the nation, causing initial unemployment claims to skyrocket to their highest number in history. The market then rallied back and posted double-digit positive returns in April.

For the six months ended April 30, 2020, on a total return basis, the Dow Jones Industrial Average was down 8.9% and the S&P 500® Index was down 3.2%. Small-cap and mid-cap stocks generally fared worse than large-cap stocks during the period, and the Financial sector was particularly hard hit as the Federal Reserve aggressively cut the federal funds rate in an effort to stabilize the economy. The Energy sector was crushed by both the sudden loss of demand due to COVID-19 and the oversupply caused by the surprise market-share battle between Russia and Saudi Arabia, and the S&P 500® Energy Sector Index ended the six-month period down over 30%.

The COVID-19 pandemic is an unprecedented event, and the duration and full extent of the economic impact is unknown. In the moment, there is always the concern that ‘this time is different.’ But, when you are able to look at past financial, political, and health crises with the benefit of 20/20 hindsight, history has demonstrated that our economy and financial markets have always rebounded and recovered eventually. If you look back to the last market downturn in 2008, economic fundamentals were weak compared to the market in 2020, where the overall underpinnings were – and are still – quite strong.  Publicly listed companies today have plenty of cash, with over $5 trillion on balance sheets of the S&P 500® companies alone, and I believe that most will survive and that many may emerge from the current crisis even stronger.

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

We understand that this market volatility and economic uncertainty is jarring to many investors, and we continue to monitor events and the markets. We remain focused on managing our high-conviction portfolios for the long-term benefit of our shareholders, and we are confident in the time-tested strategies and rigorous research that led to their formation. We encourage shareholders to maintain a long-term investment horizon and to remain focused on long-term goals. As always, but especially in these trying times, we are here to support our shareholders, and we thank you for your continued investment and trust. Should you have any questions or would like to speak with us directly, please don’t hesitate to call (800) 966-4354 or email us at fundsinfo@hennessyfunds.com.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

The Dow Jones Industrial Average and S&P 500® Index are commonly used to measure the performance of U.S. stocks. The S&P 500® Energy Sector Index is an index that comprises those companies included in the S&P 500 that are classified as members of the GICS energy sector. One cannot invest directly in an index.

HENNESSY FUNDS	1-800-966-4354
3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2020

	Six	One	Five	Since Inception
	Months(1)	Year	Years	(12/31/13)
Hennessy BP Midstream Fund –
Investor Class (HMSFX)	-31.87%	-38.37%	-14.32%	-9.52%
Hennessy BP Midstream Fund –
Institutional Class (HMSIX)	-31.77%	-38.23%	-14.10%	-9.29%
Alerian MLP Index	-34.48%	-40.79%	-15.03%	-11.33%
S&P 500® Index	-3.16%	0.86%	9.12%	9.66%

Expense ratios:	Gross 1.89%, Net 1.76%(2) (Investor Class);
Gross 1.56%, Net 1.51%(2) (Institutional Class)

(1)	Periods of less than one year are not annualized.
(2)	The Fund’s investment advisor has contractually agreed to limit expenses until February 28, 2021.

_______________

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com. Performance for periods on or prior to October 26, 2018, is that of the BP Capital TwinLine MLP Fund.

The Alerian MLP Index comprises companies that earn a majority of their cash flow from midstream activities involving energy commodities. The S&P 500® Index is a capitalization-weighted index that is designed to represent the broad domestic economy through changes in the aggregate market value of 500 stocks across all major industries. One cannot invest directly in an index. These indices are used herein for comparative purposes in accordance with SEC regulations.

Standard & Poor’s Financial Services LLC is the source and owner of the S&P® and S&P 500® trademarks.

The expense ratios presented are from the most recent prospectus. The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM
4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2020 (Unaudited)

HENNESSY BP MIDSTREAM FUND
(% of Total Assets)

TOP TEN HOLDINGS (EXCLUDING MONEY MARKET FUNDS)	% TOTAL ASSETS
Energy Transfer LP	15.22%
The Williams Companies, Inc.	12.41%
Enterprise Products Partners LP	12.13%
MPLX LP	11.16%
Phillips 66 Partners LP	7.96%
Kinder Morgan, Inc.	7.70%
Magellan Midstream Partners LP	7.19%
Shell Midstream Partners LP	7.16%
Plains All American Pipeline LP	5.46%
ONEOK, Inc.	4.61%

Note: The Fund concentrates its investments in the Energy industry. For presentation purposes, the Fund uses custom categories.

HENNESSY FUNDS	1-800-966-4354
5

COMMON STOCKS – 27.36%	Number		% of
	of Shares	Value	Net Assets
Gathering & Processing – 2.58%
Targa Resources Corp.	60,100	$778,896	2.58%

Natural Gas/NGL Transportation – 24.78%
Kinder Morgan, Inc.	153,090	2,331,561	7.72%
ONEOK, Inc.	46,626	1,395,516	4.62%
The Williams Companies, Inc.	193,952	3,756,850	12.44%
		7,483,927	24.78%
Total Common Stocks
(Cost $10,746,986)		8,262,823	27.36%

PARTNERSHIPS & TRUSTS – 71.73%

Crude Oil & Refined Products – 40.94%
Magellan Midstream Partners LP	52,900	2,175,777	7.20%
MPLX LP	186,749	3,380,157	11.19%
Phillips 66 Partners LP	56,619	2,409,138	7.98%
Plains All American Pipeline LP	187,326	1,654,089	5.48%
Shell Midstream Partners LP	147,564	2,167,715	7.18%
TC PipeLines LP	17,200	576,200	1.91%
		12,363,076	40.94%

Gathering & Processing – 1.07%
Crestwood Equity Partners LP	29,400	321,636	1.07%

Natural Gas/NGL Transportation – 29.72%
Cheniere Energy Partners LP	20,600	694,838	2.30%
Energy Transfer LP	548,700	4,609,080	15.26%
Enterprise Products Partners LP	209,100	3,671,796	12.16%
		8,975,714	29.72%
Total Partnerships & Trusts
(Cost $26,528,861)		21,660,426	71.73%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
6

SCHEDULE OF INVESTMENTS

SHORT-TERM INVESTMENTS – 0.31%	Number		% of
	of Shares	Value	Net Assets
Money Market Funds – 0.31%
First American Government Obligations Fund,
Institutional Class, 0.25% (a)	94,786	$94,786	0.31%

Total Short-Term Investments
(Cost $94,786)		94,786	0.31%

Total Investments
(Cost $37,370,633) – 99.40%		30,018,035	99.40%
Other Assets in Excess of Liabilities – 0.60%		182,110	0.60%

TOTAL NET ASSETS – 100.00%		$30,200,145	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s seven-day yield as of April 30, 2020.

Summary of Fair Value Exposure as of April 30, 2020

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2020 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Gathering & Processing	$778,896	$—	$—	$778,896
Natural Gas/NGL Transportation	7,483,927	—	—	7,483,927
Total Common Stocks	$8,262,823	$—	$—	$8,262,823
Partnerships & Trusts
Crude Oil & Refined Products	$12,363,076	$—	$—	$12,363,076
Gathering & Processing	321,636	—	—	321,636
Natural Gas/NGL Transportation	8,975,714	—	—	8,975,714
Total Partnerships & Trusts	$21,660,426	$—	$—	$21,660,426
Short-Term Investments
Money Market Funds	$94,786	$—	$—	$94,786
Total Short-Term Investments	$94,786	$—	$—	$94,786
Total Investments	$30,018,035	$—	$—	$30,018,035

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
7

Financial Statements

Statement of Assets and Liabilities as of April 30, 2020 (Unaudited)

ASSETS:
Investments in securities, at value (cost $37,370,633)	$30,018,035
Dividends and interest receivable	24,361
Receivable for fund shares sold	4,163
Return of capital receivable	212,775
Prepaid expenses and other assets	19,659
Total assets	30,278,993

LIABILITIES:
Payable for fund shares redeemed	9,226
Payable to advisor	12,188
Payable to administrator	7,558
Payable to auditor	20,385
Accrued distribution fees	1,644
Accrued service fees	440
Accrued trustees fees	6,482
Accrued expenses and other payables	20,925
Total liabilities	78,848
NET ASSETS	$30,200,145

NET ASSETS CONSISTS OF:
Capital stock	$58,232,910
Accumulated deficit	(28,032,765)
Total net assets	$30,200,145

NET ASSETS:
Investor Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$6,434,828
Shares issued and outstanding	912,721
Net asset value, offering price, and redemption price per share	$7.05

Institutional Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$23,765,317
Shares issued and outstanding	3,306,513
Net asset value, offering price, and redemption price per share	$7.19

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
8

STATEMENT OF ASSETS AND LIABILITIES/STATEMENT OF OPERATIONS

Financial Statements

Statement of Operations for the six months ended April 30, 2020 (Unaudited)

INVESTMENT INCOME:
Distributions received from master limited partnerships	$1,183,453
Return of capital on distributions received	(1,171,451)
Dividend income	178,340
Interest income	1,036
Total investment income	191,378

EXPENSES:
Investment advisory fees (See Note 5)	185,484
Administration, accounting, custody, and transfer agent fees (See Note 5)	22,957
Audit fees	20,384
Federal and state registration fees	18,183
Sub-transfer agent expenses – Investor Class (See Note 5)	5,237
Sub-transfer agent expenses – Institutional Class (See Note 5)	12,488
Compliance expense (See Note 5)	13,461
Trustees’ fees and expenses	8,379
Distribution fees – Investor Class (See Note 5)	5,768
Reports to shareholders	4,372
Service fees – Investor Class (See Note 5)	3,846
Interest expense (See Note 7)	2,103
Legal fees	810
Other expenses	3,169
Total expenses before reimbursement by advisor	306,641
Expense reimbursement by advisor – Investor Class (See Note 5)	(10,825)
Expense reimbursement by advisor – Institutional Class (See Note 5)	(31,901)
Net expenses	263,915
NET INVESTMENT LOSS	$(72,537)

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized loss on investments	$(2,911,545)
Net change in unrealized appreciation/depreciation on investments	(6,518,796)
Net loss on investments	(9,430,341)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,502,878)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
9

(This Page Intentionally Left Blank.)

HENNESSYFUNDS.COM
10

STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
OPERATIONS:
Net investment loss	$(72,537)	$(416,883)
Net realized loss on investments	(2,911,545)	(7,333,710)
Net change in unrealized
appreciation/deprecation on investments	(6,518,796)	4,667,798
Net decrease in net assets resulting from operations	(9,502,878)	(3,082,795)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Return of capital – Investor Class	(419,969)	(1,434,045)
Return of capital – Institutional Class	(1,341,299)	(3,424,486)
Total distributions	(1,761,268)	(4,858,531)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	921,441	4,058,933
Proceeds from shares subscribed – Institutional Class	7,965,785	12,131,475
Dividends reinvested – Investor Class	409,410	1,406,032
Dividends reinvested – Institutional Class	1,305,052	3,358,312
Cost of shares redeemed – Investor Class	(1,129,753)	(14,125,321)
Cost of shares redeemed – Institutional Class	(8,984,281)	(39,908,798)
Net increase (decrease) in net assets derived
from capital share transactions	487,654	(33,079,367)
TOTAL DECREASE IN NET ASSETS	(10,776,492)	(41,020,693)

NET ASSETS:
Beginning of period	40,976,637	81,997,330
End of period	$30,200,145	$40,976,637

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	153,528	324,948
Shares sold – Institutional Class	1,335,251	1,014,731
Shares issued to holders as reinvestment
of dividends – Investor Class	41,838	116,121
Shares issued to holders as reinvestment
of dividends – Institutional Class	130,871	273,922
Shares redeemed – Investor Class	(126,119)	(1,182,757)
Shares redeemed – Institutional Class	(1,025,998)	(3,247,364)
Net increase (decrease) in shares outstanding	509,371	(2,700,399)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
11

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.90

Income from investment operations:
Net investment loss(3)(4)	(0.03)
Net realized and unrealized gains (losses) on investments	(3.31)
Total from investment operations	(3.34)

Less distributions:
Dividends from return of capital	(0.51)
Total distributions	(0.51)
Net asset value, end of period	$7.05

TOTAL RETURN	-31.87	%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$6.43
Ratio of expenses to average net assets:
Before expense reimbursement	2.04	%(6)
After expense reimbursement	1.76	%(6)
Ratio of net investment loss to average net assets:
Before expense reimbursement(4)	(0.88	)%(6)
After expense reimbursement(4)	(0.60	)%(6)
Portfolio turnover rate(8)	22	%(5)

(1)	The period ended October 31, 2018, consists of 11 months due to the Fund’s fiscal year end change from November 30 to October 31, effective October 26, 2018.
(2)	Fund commenced operations on December 31, 2013.
(3)	Calculated using the average shares outstanding method.
(4)	Includes current and deferred tax benefit/expense from net investment income/loss only.
(5)	Not annualized.
(6)	Annualized.
(7)	Includes an estimated deferred tax expense/benefit of -1.32% for fiscal year 2015 or 3.98% for the period ended November 30, 2014. See Note 2.b in the Notes to the Financial Statements.
(8)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
12

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended	Period Ended						Period Ended
October 31,	October 31,		Year Ended November 30,				November 30,
2019	2018(1)		2017	2016	2015		2014(2)

$12.66	$14.51		$16.54	$15.45	$22.25		$20.00

(0.10)	(0.16)		(0.22)	(0.17)	(0.20)		(0.20)
(0.63)	(0.66)		(0.78)	2.29	(5.60)		2.87
(0.73)	(0.82)		(1.00)	2.12	(5.80)		2.67

(1.03)	(1.03)		(1.03)	(1.03)	(1.00)		(0.42)
(1.03)	(1.03)		(1.03)	(1.03)	(1.00)		(0.42)
$10.90	$12.66		$14.51	$16.54	$15.45		$22.25

-6.28%	-6.15	%(5)	-6.49%	14.78%	-27.17%		13.37	%(5)

$9.20	$20.07		$16.86	$13.43	$8.76		$7.17

1.89%	1.86	%(6)	1.91%	2.21%	1.38	%(7)	8.02	%(6)(7)
1.76%	1.78	%(6)	1.77%	1.74%	0.42	%(7)	5.73	%(6)(7)

(0.92)%	(1.34	)%(6)	(1.50)%	(1.60)%	(1.97)%		(3.28	)%(6)
(0.79)%	(1.26	)%(6)	(1.36)%	(1.13)%	(1.01)%		(0.99	)%(6)
41%	64	%(5)	63%	139%	96%		70	%(5)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
13

Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$11.09

Income from investment operations:
Net investment loss(3)(4)	(0.02)
Net realized and unrealized gains (losses) on investments	(3.37)
Total from investment operations	(3.39)

Less distributions:
Dividends from return of capital	(0.51)
Total distributions	(0.51)
Net asset value, end of period	$7.19

TOTAL RETURN	-31.77	%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$23.77
Ratio of expenses to average net assets:
Before expense reimbursement	1.76	%(6)
After expense reimbursement	1.51	%(6)
Ratio of net investment loss to average net assets:
Before expense reimbursement(4)	(0.63	)%(6)
After expense reimbursement(4)	(0.38	)%(6)
Portfolio turnover rate(8)	22	%(5)

(1)	The period ended October 31, 2018, consists of 11 months due to the Fund’s fiscal year end change from November 30 to October 31, effective October 26, 2018.
(2)	Fund commenced operations on December 31, 2013.
(3)	Calculated using the average shares outstanding method.
(4)	Includes current and deferred tax benefit/expense from net investment income/loss only.
(5)	Not annualized.
(6)	Annualized.
(7)	Includes an estimated deferred tax expense/benefit of -1.32% for fiscal year 2015 or 3.98% for the period ended November 30, 2014. See Note 2.b in the Notes to the Financial Statements.
(8)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
14

FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended	Period Ended						Period Ended
October 31,	October 31,		Year Ended November 30,				November 30,
2019	2018(1)		2017	2016	2015		2014(2)

$12.83	$14.66		$16.66	$15.53	$22.28		$20.00

(0.09)	(0.14)		(0.18)	(0.12)	(0.14)		(0.15)
(0.62)	(0.66)		(0.79)	2.28	(5.61)		2.87
(0.71)	(0.80)		(0.97)	2.16	(5.75)		2.72

(1.03)	(1.03)		(1.03)	(1.03)	(1.00)		(0.44)
(1.03)	(1.03)		(1.03)	(1.03)	(1.00)		(0.44)
$11.09	$12.83		$14.66	$16.66	$15.53		$22.28

-6.10%	-5.94	%(5)	-6.25%	14.97%	-26.90%		13.60	%(5)

$31.78	$61.92		$82.59	$33.22	$15.72		$7.79

1.56%	1.58	%(6)	1.66%	1.95%	1.10	%(7)	7.77	%(6)(7)
1.51%	1.52	%(6)	1.52%	1.48%	0.18	%(7)	5.48	%(6)(7)

(0.76)%	(1.15	)%(6)	(1.28)%	(1.28)%	(1.63)%		(3.03	)%(6)
(0.71)%	(1.09	)%(6)	(1.14)%	(0.81)%	(0.71)%		(0.74	)%(6)
41%	64	%(5)	63%	139%	96%		70	%(5)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
15

Financial Statements

Notes to the Financial Statements April 30, 2020 (Unaudited)

1).  ORGANIZATION

The Hennessy BP Midstream Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation through distribution growth along with current income. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. Because the Fund is treated as a “C” corporation, it will not be taxed as a regulated investment company under Subchapter M of the Code and is not required to comply with the diversification requirements applicable to regulated investment companies. The Fund is a non-diversified fund.

The Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only one class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – The Fund is taxed as a corporation and is obligated to pay U.S. federal and state income tax on its taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 21%. The Fund invests a substantial portion of its assets in master limited partnerships (“MLPs”), which are treated as partnerships for federal income tax purposes. As a limited partner in MLPs, the Fund reports its allocable share of each MLP’s taxable income in computing its own taxable income.

In calculating the Fund’s daily net asset value, the Fund will account for its deferred tax asset and liability balances. In accordance with GAAP, the Fund will accrue a deferred income tax liability balance for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. This accrual will be based on the current effective federal income tax rate plus an estimated state income tax rate.

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that at least some portion of a deferred income tax asset will not be

HENNESSYFUNDS.COM
16

NOTES TO THE FINANCIAL STATEMENTS

realized. From time to time as new information becomes available, the Fund will modify its estimates or assumption regarding the deferred tax liabilities or assets. As of April 30, 2020, the Fund has placed a full valuation allowance on its deferred tax assets.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund files U.S. federal income tax returns and income tax returns in various states.

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. The Fund is charged for those expenses that are directly attributable to its portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets. Distributions received from the Fund’s investments in MLPs generally consist of ordinary income, capital gains, and return of capital. The Fund records investment income on the ex-date of the distributions. For financial statement purposes, the Fund uses return of capital and income estimates to allocate the dividend income received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

e).
Distributions to Shareholders – The Fund typically makes cash distributions to its shareholders quarterly at the end of the months of February, May, August, and November. Due to the tax treatment of the Fund’s allocations and distributions from MLPs, a significant portion of the Fund’s distributions to shareholders typically is treated as return of capital to shareholders for U.S. federal income tax purposes (i.e., as distributions in excess of the Fund’s current and accumulated earnings and profits as described below). However, no assurance can be given in this regard; just as the Fund’s corporate income tax liability can fluctuate materially from year to year, the extent to which the Fund is able to make return-of-capital distributions also can vary materially from year to year depending on a number of different factors, including the composition of the Fund’s portfolio, the level of allocations of net income and other tax items for the Fund from its underlying MLP investments during a particular taxable year, the length of time the Fund has owned the MLP equity securities in its portfolio, and the extent to which the Fund disposes of MLP equity securities during a particular year, including, if necessary, to meet Fund shareholder redemption requests.

In general, a distribution will constitute a return of capital to a shareholder rather than a dividend to the extent such distribution exceeds the Fund’s current and accumulated earnings and profits. The portion of any distribution treated as a return of capital will constitute a tax-free return of capital to the extent of the shareholder’s basis in its Fund shares and thereafter generally will be taxable to the shareholder as a capital gain. Any such distribution, in turn, will result in a reduction in a shareholder’s basis in the Fund’s shares (but not below zero) to the extent of the

HENNESSY FUNDS	1-800-966-4354
17

return of capital and in the shareholder’s recognizing more gain or less loss (that is, increase of a shareholder’s tax liability) when the shareholder later sells shares of the Fund. To maintain a more stable distribution rate, the Fund may distribute less or more than the entire amount of cash it receives from its investments in a particular period. Any undistributed cash would be available to supplement future distributions, and until distributed would add to the Fund’s net asset value. Correspondingly, such amounts, once distributed, will be deducted from the Fund’s net asset value. In addition, the Fund may opt not to make distributions in quarters in which the Fund believes that a distribution could cause adverse tax consequences to shareholders, including when the Fund believes that a distribution may not constitute a tax-free return of capital as described above.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest $0.01. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

i).
Partnership Accounting Policy – To the extent the Fund receives distributions from underlying partnerships in which it invests, the Fund records its pro rata share of income/loss and capital gains/losses and accordingly adjusts the cost basis of the underlying partnerships for return of capital.

3).  SECURITIES VALUATION

The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

HENNESSYFUNDS.COM
18

NOTES TO THE FINANCIAL STATEMENTS

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, MLPs, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

HENNESSY FUNDS	1-800-966-4354
19

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means that the Fund’s NAV reflects the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of April 30, 2020, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2020, were $7,477,945 and $7,475,266, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2020.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (collectively, the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2020, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

HENNESSYFUNDS.COM
20

NOTES TO THE FINANCIAL STATEMENTS

5).  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment advisory services under an Investment Advisory Agreement. The Advisor oversees the provision of investment advice and furnishes office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based on the average daily net assets of the Fund at an annual rate of 1.10%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Advisor has delegated the day-to-day management of the Fund to a sub-advisor, BP Capital Fund Advisors, LLC. The Advisor pays the sub-advisory fees from its own assets, and these fees are not an additional expense of the Fund. During the six months ended April 30, 2020, the Advisor (not the Fund) paid a sub-advisory fee at the rate of 0.40% of the daily net assets of the Fund.

The Advisor has contractually agreed to limit total annual operating expenses to 1.75% of the Fund’s net assets for Investor Class shares and 1.50% of the Fund’s net assets for Institutional Class shares (in each case, excluding all federal, state, and local taxes, interest, brokerage commissions, dividend and interest expenses on short sales, extraordinary items, and acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities) through February 28, 2021.

For three years following the date on which expenses were waived or incurred, the Advisor may recoup waived or reimbursed expenses from the Fund if total operating expenses, including such recoupment, does not exceed the expense limitation in effect (i) at the time the Advisor waived or reimbursed such expenses and (ii) at the time the Advisor recoups such expenses. As of April 30, 2020, expenses subject to potential recovery for Investor Class and Institutional Class shares and the fiscal years in which they expire were as follows:

	Fiscal Year	Fiscal Year
	2022	2023	Total
Investor Class	$22,275	$10,825	$33,100
Institutional Class	$22,981	$31,901	$54,882

The Advisor did not recoup expenses from the Fund during the six months ended April 30, 2020.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment advisory services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, printing and mailing of prospectuses to other than current shareholders, printing and mailing of sales

HENNESSY FUNDS	1-800-966-4354
21

literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments of sub-transfer agent expenses by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services. These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) provides the Fund with administrative, accounting, and transfer agent services. As administrator, Fund Services is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. The servicing agreements between the Trust and Fund Services and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, accounting, custody, and transfer agent fees. The administrative, accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar was an affiliate of Fund Services and U.S. Bank N.A. through March 30, 2020. Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from Fund Services. As a result of the acquisition, Quasar became a wholly owned broker-dealer subsidiary of Foreside and is no longer affiliated with Fund Services or U.S. Bank N.A. The Board approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

The officers of the Fund are affiliated with the Advisor. With the exception of the Chief Compliance Officer and the Senior Compliance Officer, such officers receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments on an equal basis to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

HENNESSYFUNDS.COM
22

NOTES TO THE FINANCIAL STATEMENTS

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2020, the Fund had an outstanding average daily balance and a weighted average interest rate of $95,297 and 4.36%, respectively. The interest expensed by the Fund during the six months ended April 30, 2020, is included in the Statement of Operations. The maximum amount outstanding for the Fund during the period was $1,116,000. As of April 30, 2020, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of April 30, 2020, the Fund’s most recent fiscal period end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$32,325,904
Gross tax unrealized appreciation	$1,815,318
Gross tax unrealized depreciation	(4,123,187)
Net tax unrealized appreciation/(depreciation)	$(2,307,869)

As of April 30, 2020, deferred tax assets consisted of the following:

Deferred tax assets (liabilities):
Net operating losses	$555,357
Capital loss	5,558,759
Unrealized (gain) loss on investments	537,837
Total deferred tax assets, net	6,651,953
Valuation allowance	(6,651,953)
Net	$—

For the six months ended April, 30, 2020, the Fund had an effective tax rate of 0% and a federal statutory rate of 21%, with the difference resulting from a change in the valuation allowance of the deferred tax assets.

Deferred income tax assets and liabilities are recorded for differences between the financial statement and tax basis of the assets and liabilities that will result in taxable or deductible amounts in the future based on enacted laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. The Fund has evaluated the available evidence supporting the realization of its gross deferred tax assets, including the amount and timing of future taxable income, and has determined that, based on net losses to date, it may not utilize all of its deferred tax assets in the future. As of April 30, 2020, the Fund established a valuation allowance in the amount of $6,651,953 against its deferred tax assets.

To the extent the Fund has a net capital loss in any tax year, the net capital loss may be carried forward five years to offset any future realized capital gains. To the extent the Fund had a net operating loss that arose in a tax year ending prior to January 1, 2018, the effective date of the Tax Cuts and Jobs Act of 2017, the net operating loss may be carried forward

HENNESSY FUNDS	1-800-966-4354
23

20 years to offset any future ordinary income.  Any net operating loss arising in a tax year ending after December 31, 2017, may be carried forward indefinitely. As of April 30, 2020, the Fund had capital loss carryforwards of $24,084,752 that expire as follows:

Amount	Expiration
$1,511,860	11/30/2020
2,137,300	11/30/2021
6,130,957	10/31/2023
10,009,278	10/31/2024
4,295,357	10/31/2025

As of April 30, 2020, the Fund had net operating loss carryforwards of $2,097,178 that expire as follows:

Amount	Expiration
$233,560	11/30/2037
1,863,618	Indefinite

Total income taxes have been computed by applying the federal statutory income tax rate of 21% plus a blended state income tax rate. The Fund applied this effective rate to net investment income and realized and unrealized gains on investments before taxes in computing its total income taxes.

Tax expense (benefit) at statutory rates	$(1,995,605)
State income tax expense, net of federal benefit	(188,912)
Tax expense (benefit) on permanent items(1)	(7,933)
Tax expense (benefit) due to change in effective state rates	—
Total current tax expense (benefit)	—
Change in valuation allowance	2,192,450
Total tax expense	$—

(1) Permanent items consist of dividends-received deductions.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. federal tax returns and state tax returns filed or expected to be filed since inception of the Fund. No income tax returns are currently under examination. Generally, tax authorities can examine all tax returns filed for the last three years. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

During fiscal year 2020 (year to date) and fiscal year 2019, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
Ordinary income(1)	$—	$—
Long-term capital gain	—	—
Return of capital	1,761,268	4,858,531
	$1,761,268	$4,858,531

(1) Ordinary income includes short-term capital gain.

HENNESSYFUNDS.COM
24

NOTES TO THE FINANCIAL STATEMENTS

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2020, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

HENNESSY FUNDS	1-800-966-4354
25

Expense Example (Unaudited)
April 30, 2020

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019, through April 30, 2020.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bank Global Fund Services, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

HENNESSYFUNDS.COM
26

EXPENSE EXAMPLE

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2019	April 30, 2020	During Period(1)
Investor Class
Actual	$1,000.00	$ 681.30	$7.36
Hypothetical (5% return before expenses)	$1,000.00	$1,016.11	$8.82

Institutional Class
Actual	$1,000.00	$ 682.30	$6.32
Hypothetical (5% return before expenses)	$1,000.00	$1,017.35	$7.57

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.76% for Investor Class shares or 1.51% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 182/366 days (to reflect the half-year period).

HENNESSY FUNDS	1-800-966-4354
27

How to Obtain a Copy of the Fund’s Proxy
Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or on request by calling 1-800-966-4354.

Federal Tax Distribution Information (Unaudited)

For fiscal year 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2019 was 0.00%.

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0.00%.

Important Notice Regarding Delivery
of Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Electronic Delivery

The Funds offer shareholders the option to receive account statements, prospectuses, tax forms, and shareholder reports online. To sign up for eDelivery, please visit www.hennessyfunds.com/account. You may change your delivery preference at any time by visiting our website or calling U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124.

HENNESSYFUNDS.COM
28

PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Board Approval of Investment Advisory
Agreements

At its meeting on March 12, 2020, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”) and the sub-advisory agreement for the Fund between the Advisor and BP Capital Fund Advisors, LLC (the “Sub-Advisor”). As part of the process of approving the continuation of the advisory and sub-advisory agreements, the Trustees reviewed their fiduciary duties and the relevant factors for them to consider with respect to approving the advisory and sub-advisory agreements. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory and sub-advisory agreements.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory and sub-advisory agreements. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory and sub-advisory agreements and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory and sub-advisory agreements and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the services provided by the Advisor and the Sub-Advisor and the distinction between the Advisor-provided services and the Sub-Advisor-provided services;

(4)	A written discussion of economies of scale;

(5)	Summaries of the key terms of the advisory and sub-advisory agreements;

(6)	A recent Fund fact sheet, which included performance information over various periods;

(7)	A peer expense comparison of the net expense ratio and investment advisory fee of the Fund;

(8)	The Advisor’s financial statements from its most recent Form 10-K and Form 10-Q;

(9)	A completed questionnaire from the Sub-Advisor;

(10)	A summary of the Sub-Advisor’s questionnaire and relevant information from the Sub-Advisor’s Form ADV Parts I and II;

(11)	The Sub-Advisor’s Code of Ethics; and

(12)	Financial information of the Sub-Advisor.

All of the factors discussed were considered as a whole by the Trustees and by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory and sub-advisory agreements. The Trustees recognized that the management and fee

HENNESSY FUNDS	1-800-966-4354
29

arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory and sub-advisory agreements, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor and the Sub-Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

(4)	The costs and profitability of the Fund to the Advisor and the Sub-Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor and the Sub-Advisor from serving as an investment advisor to the Fund (other than the advisory and sub-advisory fees).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund and noted that their overall confidence in the Advisor was high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor and that the nature and extent of the services provided by the Advisor were appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor oversees the Sub-Advisor for the Fund, and the Sub-Advisor acts as the portfolio manager for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the liquidity of each Fund.

(d)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(e)
The Advisor monitors compliance with federal securities laws, maintains a compliance program (including a code of ethics), conducts ongoing reviews of the compliance programs of the Sub-Advisor and the Fund’s other service providers, as feasible, conducts on-site visits to the Sub-Advisor and the Fund’s other service providers, monitors incidents of abusive trading practices, reviews Fund expense accruals, payments, and fixed expense ratios, evaluates insurance providers for fidelity bond, D&O/E&O insurance, and cybersecurity insurance coverage, manages regulatory examination compliance and responses, conducts employee compliance training, reviews reports provided by service providers, and maintains books and records.

HENNESSYFUNDS.COM
30

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(f)
The Advisor oversees the selection and continued employment of the Sub-Advisor, reviews the Fund’s investment performance, and monitors the Sub-Advisor’s adherence to the Fund’s investment objectives, policies, and restrictions.

(g)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

(h)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(i)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(j)	For each annual report of the Fund, the Advisor reviews the written summary prepared by the Sub-Advisor of the Fund’s performance during the most recent 12-month period.

(k)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Ameritrade, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(l)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(m)	The Advisor provides a quarterly compliance certification to the Board.

(n)
The Advisor prepares or reviews all Board materials, frequently presents to the Board and leads Board discussions, prepares or reviews all meeting minutes, and arranges for Board training and education.

(2)	The Trustees considered the services identified below that are provided by the Sub-Advisor:

(a)	The Sub-Advisor acts as the portfolio manager for the Fund. In this capacity, the Sub-Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	seeks best execution for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Sub-Advisor ensures that its compliance program includes policies and procedures relevant to the Fund and the Sub-Advisor’s duties as a portfolio manager to the Fund.

(c)	For each annual report of the Fund, the Sub-Advisor prepares a written summary of the Fund’s performance during the most recent 12-month period.

HENNESSY FUNDS	1-800-966-4354
31

(d)
The Sub-Advisor provides a quarterly compliance certification to the Board regarding trading and allocation practices, supervisory matters, the Sub-Advisor’s compliance program (including its code of ethics), compliance with the Fund’s policies, and general firm updates.

(3)
The Trustees considered the distinction between the services performed by the Advisor and the Sub-Advisor. The Trustees noted that the management of the Fund, including the oversight of the Sub-Advisor, involves more comprehensive and substantive duties than the duties of the Sub-Advisor. Specifically, the Trustees considered the lists of services identified above and concluded that the services performed by the Advisor for the Fund require a higher level of service and oversight than the services performed by the Sub-Advisor. Based on this determination, the Trustees concluded that the differential in advisory fees between the Advisor and the Sub-Advisor is reasonable.

(4)
The Trustees compared the performance of the Fund to benchmark indices over various periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on such information, the Trustees determined that the Advisor and the Sub-Advisor manage the Fund in a manner materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various periods warranted continuation of the advisory and sub-advisory agreements.

(5)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory and sub-advisory agreements.

(6)
The Trustees also considered whether the Advisor was realizing economies of scale that it should share with the Fund’s shareholders. The Trustees noted that the assets of the Fund had declined over the prior year. In addition, the Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees, so the Advisor does not realize material economies of scale relating to those expenses as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to contain expenses through actions such as renegotiating service contracts, the Advisor’s significant marketing efforts to promote the Funds, the Advisor’s investments in personnel to manage the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain circumstances. The Trustees noted that it did not appear that the Advisor was realizing economies of scale at current asset levels and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(7)
The Trustees considered the profitability of the Advisor and the Sub-Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into

HENNESSYFUNDS.COM
32

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor and the Sub-Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(8)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(9)
The Trustees considered any benefits to the Advisor and the Sub-Advisor from serving as an advisor to the Fund (other than the advisory and sub-advisory fees). The Trustees noted that the Advisor and the Sub-Advisor may derive ancillary benefits from, by way of example, their association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor and the Sub-Advisor from their relationship with the Fund were reasonable, which was based on, among other things, the Trustees’ findings that (i) the research, analytical, statistical, and other information and services provided by brokers are merely supplemental to the Advisor’s and the Sub-Advisor’s own efforts in the performance of their duties under the advisory and sub-advisory agreements and (ii) although the Sub-Advisor could derive benefits from the conversion of Fund shareholders into separate account clients, the Fund also could benefit from potential institutional shareholders who might choose to invest in the Fund.

After reviewing the materials and information provided at the meeting, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor and the Sub-Advisor, the performance of the Fund, expense information, brokerage commissions information, the adequacy and efficacy of the Advisor’s and the Sub-Advisor’s written policies and procedures, other regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory and sub-advisory agreements.

HENNESSY FUNDS	1-800-966-4354
33

For information, questions, or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT, &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

www.hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2020

HENNESSY GAS UTILITY FUND

Investor Class  GASFX
Institutional Class  HGASX

IMPORTANT NOTICE REGARDING ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual reports will no longer be sent by mail unless you specifically request paper copies from the Hennessy Funds or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Hennessy Funds electronically by visiting www.hennessyfunds.com/account or by calling U.S. Bank Global Fund Services at 1-800-261-6950. If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling U.S. Bank Global Fund Services at 1-800-261-6950 or, if you own your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive paper copies of reports will apply to all Funds in the Hennessy Funds family.

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	23
Proxy Voting Policy and Proxy Voting Records	25
Availability of Quarterly Portfolio Schedule	25
Federal Tax Distribution Information	25
Important Notice Regarding Delivery of Shareholder Documents	25
Electronic Delivery	25
Board Approval of Investment Advisory Agreement	26

HENNESSY FUNDS	1-800-966-4354

June 2020

Dear Hennessy Funds Shareholder:

First and foremost, I hope this communication finds you and your loved ones safe and healthy. In many ways, the COVID-19 pandemic has turned the world upside down in recent months, and we at Hennessy have joined the rest of the world in witnessing and experiencing its profound effect on public health, the global economy, and the everyday lives of people around the world.  In response to the crisis, we invoked our business continuity plan in mid-March to ensure a smooth transition to remote work for all of our employees, who have been working safely and productively from home. We want to assure our Hennessy Funds shareholders that our operations are uninterrupted and functioning normally.

The past six months have been marked by extremes. During the first half of the period from November 2019 through January 2020, the bull market, supported by strong corporate fundamentals, continued to move higher, and investors appeared focused on record-low unemployment and strong economic growth. In mid-February, the major U.S. market indices hit all-time highs, but then, within just a matter of weeks, lost over one-third of their values as the COVID-19 pandemic unfolded. Shelter-in-place and business closure orders rippled through the nation, causing initial unemployment claims to skyrocket to their highest number in history. The market then rallied back and posted double-digit positive returns in April.

For the six months ended April 30, 2020, on a total return basis, the Dow Jones Industrial Average was down 8.9% and the S&P 500® Index was down 3.2%. Small-cap and mid-cap stocks generally fared worse than large-cap stocks during the period, and the Financial sector was particularly hard hit as the Federal Reserve aggressively cut the federal funds rate in an effort to stabilize the economy. The Energy sector was crushed by both the sudden loss of demand due to COVID-19 and the oversupply caused by the surprise market-share battle between Russia and Saudi Arabia, and the S&P 500® Energy Sector Index ended the six-month period down over 30%.

The COVID-19 pandemic is an unprecedented event, and the duration and full extent of the economic impact is unknown. In the moment, there is always the concern that ‘this time is different.’ But, when you are able to look at past financial, political, and health crises with the benefit of 20/20 hindsight, history has demonstrated that our economy and financial markets have always rebounded and recovered eventually. If you look back to the last market downturn in 2008, economic fundamentals were weak compared to the market in 2020, where the overall underpinnings were – and are still – quite strong.  Publicly listed companies today have plenty of cash, with over $5 trillion on balance sheets of the S&P 500® companies alone, and I believe that most will survive and that many may emerge from the current crisis even stronger.

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

We understand that this market volatility and economic uncertainty is jarring to many investors, and we continue to monitor events and the markets. We remain focused on managing our high-conviction portfolios for the long-term benefit of our shareholders, and we are confident in the time-tested strategies and rigorous research that led to their formation. We encourage shareholders to maintain a long-term investment horizon and to remain focused on long-term goals. As always, but especially in these trying times, we are here to support our shareholders, and we thank you for your continued investment and trust. Should you have any questions or would like to speak with us directly, please don’t hesitate to call (800) 966-4354 or email us at fundsinfo@hennessyfunds.com.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

The Dow Jones Industrial Average and S&P 500® Index are commonly used to measure the performance of U.S. stocks. The S&P 500® Energy Sector Index is an index that comprises those companies included in the S&P 500 that are classified as members of the GICS energy sector. One cannot invest directly in an index.

HENNESSY FUNDS	1-800-966-4354
3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2020

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Gas Utility Fund –
Investor Class (GASFX)	-12.56%	-9.47%	1.80%	9.13%
Hennessy Gas Utility Fund –
Institutional Class (HGASX)(2)	-12.42%	-9.22%	2.01%	9.24%
AGA Stock Index	-12.27%	-8.44%	3.06%	10.05%
S&P 500® Index	-3.16%	0.86%	9.12%	11.69%

Expense ratios:  1.00% (Investor Class); 0.69% (Institutional Class)

(1)	Periods of less than one year are not annualized.
(2)
The inception date of Institutional Class shares is March 1, 2017. Performance shown prior to the inception of Institutional Class shares reflects the performance of Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

_______________

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com. Performance for periods on or prior to October 26, 2012, is that of the FBR Gas Utility Index Fund.

The AGA Stock Index is a capitalization-weighted index consisting of publicly traded members of the American Gas Association whose securities are traded on a U.S. stock exchange. The S&P 500® Index is a capitalization-weighted index that is designed to represent the broad domestic economy through changes in the aggregate market value of 500 stocks across all major industries. One cannot invest directly in an index. These indices are used herein for comparative purposes in accordance with SEC regulations.

Standard & Poor’s Financial Services LLC is the source and owner of the S&P® and S&P 500® trademarks.

The expense ratios presented are from the most recent prospectus. The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM
4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2020 (Unaudited)

HENNESSY GAS UTILITY FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING MONEY MARKET FUNDS)	% NET ASSETS
Cheniere Energy, Inc.	5.48%
Enbridge, Inc.	5.24%
Kinder Morgan, Inc.	5.16%
National Grid PLC – ADR	5.14%
Atmos Energy Corp.	4.93%
Dominion Energy, Inc.	4.91%
Sempra Energy	4.83%
TC Energy Corp.	4.81%
The Southern Co.	4.81%
WEC Energy Group, Inc.	4.81%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

HENNESSY FUNDS	1-800-966-4354
5

COMMON STOCKS – 98.73%	Number		% of
	of Shares	Value	Net Assets
Energy – 20.85%
Cheniere Energy, Inc. (a)	751,917	$35,107,005	5.48%
Enbridge, Inc. (b)	1,094,765	33,587,390	5.24%
Kinder Morgan, Inc.	2,174,101	33,111,558	5.16%
TC Energy Corp. (b)	665,353	30,845,765	4.81%
Tellurian, Inc. (a)	717,690	1,019,120	0.16%
		133,670,838	20.85%

Financials – 2.68%
Berkshire Hathaway, Inc., Class A (a)	61	17,183,700	2.68%

Utilities – 75.20%
Algonquin Power & Utilities Corp. (b)	215,664	2,986,946	0.47%
ALLETE, Inc.	775	44,609	0.01%
Ameren Corp.	85,440	6,215,760	0.97%
Atmos Energy Corp.	310,086	31,619,469	4.93%
Avangrid, Inc.	150,900	6,488,700	1.01%
Avista Corp.	47,772	2,056,107	0.32%
Black Hills Corp.	120,147	7,441,905	1.16%
Centerpoint Energy, Inc.	474,828	8,086,321	1.26%
Chesapeake Utilities Corp.	45,858	4,030,001	0.63%
CMS Energy Corp.	332,998	19,010,856	2.97%
Consolidated Edison, Inc.	240,836	18,977,877	2.96%
Corning Natural Gas Holding Corp.	11,099	193,622	0.03%
Dominion Energy, Inc.	407,877	31,459,553	4.91%
DTE Energy Co.	163,904	17,003,401	2.65%
Duke Energy Corp.	226,687	19,191,321	2.99%
Entergy Corp.	6,360	607,444	0.10%
Eversource Energy	85,175	6,873,623	1.07%
Exelon Corp.	196,831	7,298,494	1.14%
Fortis, Inc. (b)	269,276	10,434,445	1.63%
MDU Resources Group, Inc.	315,807	7,093,025	1.11%
MGE Energy, Inc.	25,929	1,676,569	0.26%
National Fuel Gas Co.	196,924	8,073,884	1.26%
National Grid PLC – ADR (b)	562,444	32,936,721	5.14%
New Jersey Resources Corp.	226,034	7,635,429	1.19%
NiSource, Inc.	873,181	21,925,575	3.42%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
6

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Utilities (Continued)
Northwest Natural Holding Co.	109,503	$7,128,645	1.11%
NorthWestern Corp.	36,998	2,134,415	0.33%
ONE Gas, Inc.	191,875	15,294,356	2.39%
PG&E Corp. (a)	512,449	5,452,457	0.85%
PPL Corp.	248,319	6,312,269	0.98%
Public Service Enterprise Group, Inc.	373,690	18,949,820	2.96%
RGC Resources, Inc.	34,254	851,897	0.13%
Sempra Energy	250,240	30,992,224	4.83%
South Jersey Industries, Inc.	296,671	8,481,824	1.32%
Southwest Gas Holdings, Inc.	160,817	12,189,929	1.90%
Spire, Inc.	151,491	11,052,783	1.72%
The Southern Co.	544,200	30,872,466	4.81%
UGI Corp.	208,352	6,288,063	0.98%
Unitil Corp.	32,098	1,614,850	0.25%
WEC Energy Group, Inc.	340,940	30,872,117	4.81%
Xcel Energy, Inc.	225,699	14,345,428	2.24%
		482,195,200	75.20%
Total Common Stocks
(Cost $360,328,687)		633,049,738	98.73%

PARTNERSHIPS – 0.54%

Energy – 0.54%
Plains GP Holdings LP, Class A	379,055	3,483,516	0.54%

Total Partnerships
(Cost $7,457,592)		3,483,516	0.54%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
7

SHORT-TERM INVESTMENTS – 0.76%	Number		% of
	of Shares	Value	Net Assets
Money Market Funds – 0.76%
First American Government Obligations Fund,
Institutional Class, 0.25% (c)	4,863,321	$4,863,321	0.76%

Total Short-Term Investments
(Cost $4,863,321)		4,863,321	0.76%

Total Investments
(Cost $372,649,600) – 100.03%		641,396,575	100.03%
Liabilities in Excess of Other Assets – (0.03)%		(168,412)	(0.03)%

TOTAL NET ASSETS – 100.00%		$641,228,163	100.00%

Percentages are stated as a percent of net assets.

PLC – Public Limited Company
ADR – American Depositary Receipt
(a)	Non-income-producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of April 30, 2020.

Summary of Fair Value Exposure as of April 30, 2020

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2020 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Energy	$133,670,838	$—	$—	$133,670,838
Financials	17,183,700	—	—	17,183,700
Utilities	482,001,578	193,622	—	482,195,200
Total Common Stocks	$632,856,116	$193,622	$—	$633,049,738
Partnerships
Energy	$3,483,516	$—	$—	$3,483,516
Total Partnerships	$3,483,516	$—	$—	$3,483,516
Short-Term Investments
Money Market Funds	$4,863,321	$—	$—	$4,863,321
Total Short-Term Investments	$4,863,321	$—	$—	$4,863,321
Total Investments	$641,202,953	$193,622	$—	$641,396,575

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
8

SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2020 (Unaudited)

ASSETS:
Investments in securities, at value (cost $372,649,600)	$641,396,575
Cash	375,834
Dividends and interest receivable	242,468
Receivable for fund shares sold	114,001
Return of capital receivable	68,230
Prepaid expenses and other assets	36,161
Total assets	642,233,269

LIABILITIES:
Payable for fund shares redeemed	338,932
Payable to advisor	209,645
Payable to sub-transfer agents	161,173
Payable to administrator	107,712
Payable to auditor	11,378
Accrued distribution fees	94,662
Accrued service fees	45,707
Accrued expenses and other payables	35,897
Total liabilities	1,005,106
NET ASSETS	$641,228,163

NET ASSETS CONSISTS OF:
Capital stock	$404,152,347
Total distributable earnings	237,075,816
Total net assets	$641,228,163

NET ASSETS:
Investor Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$559,153,218
Shares issued and outstanding	22,957,819
Net asset value, offering price, and redemption price per share	$24.36

Institutional Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$82,074,945
Shares issued and outstanding	3,378,660
Net asset value, offering price, and redemption price per share	$24.29

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
9

Financial Statements

Statement of Operations for the six months ended April 30, 2020 (Unaudited)

INVESTMENT INCOME:
Dividend income(1)	$12,226,890
Interest income	24,850
Total investment income	12,251,740

EXPENSES:
Investment advisory fees (See Note 5)	1,551,797
Sub-transfer agent expenses – Investor Class (See Note 5)	671,732
Sub-transfer agent expenses – Institutional Class (See Note 5)	53,585
Distribution fees – Investor Class (See Note 5)	508,280
Administration, accounting, custody, and transfer agent fees (See Note 5)	395,679
Service fees – Investor Class (See Note 5)	338,854
Reports to shareholders	34,406
Federal and state registration fees	23,828
Compliance expense (See Note 5)	13,462
Trustees’ fees and expenses	12,811
Audit fees	11,375
Interest expense (See Note 7)	7,184
Legal fees	4,299
Other expenses	191,581
Total expenses	3,818,873
NET INVESTMENT INCOME	$8,432,867

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	$25,308,279
Net change in unrealized appreciation/depreciation on investments	(135,548,373)
Net loss on investments	(110,240,094)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(101,807,227)

(1)	Net of foreign taxes withheld and issuance fees of $372,054.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
10

STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
OPERATIONS:
Net investment income	$8,432,867	$18,043,168
Net realized gain on investments	25,308,279	63,413,446
Net change in unrealized
appreciation/depreciation on investments	(135,548,373)	46,797,092
Net increase (decrease) in net assets
resulting from operations	(101,807,227)	128,253,706

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings – Investor Class	(42,983,904)	(87,242,469)
Distributable earnings – Institutional Class	(6,343,991)	(10,746,642)
Total distributions	(49,327,895)	(97,989,111)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	9,680,042	27,141,120
Proceeds from shares subscribed – Institutional Class	10,794,545	29,423,854
Dividends reinvested – Investor Class	40,982,164	83,615,102
Dividends reinvested – Institutional Class	5,640,190	9,491,172
Cost of shares redeemed – Investor Class	(123,629,129)	(198,693,830)
Cost of shares redeemed – Institutional Class	(22,394,216)	(42,887,435)
Net decrease in net assets derived
from capital share transactions	(78,926,404)	(91,910,017)
TOTAL DECREASE IN NET ASSETS	(230,061,526)	(61,645,422)

NET ASSETS:
Beginning of period	871,289,689	932,935,111
End of period	$641,228,163	$871,289,689

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	364,553	951,713
Shares sold – Institutional Class	401,576	1,020,364
Shares issued to holders as reinvestment
of dividends – Investor Class	1,515,277	3,050,796
Shares issued to holders as reinvestment
of dividends – Institutional Class	209,392	346,698
Shares redeemed – Investor Class	(4,701,423)	(6,995,506)
Shares redeemed – Institutional Class	(857,916)	(1,502,291)
Net decrease in shares outstanding	(3,068,541)	(3,128,226)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
11

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$29.64

Income from investment operations:
Net investment income	0.29	(1)
Net realized and unrealized gains (losses) on investments	(3.86)
Total from investment operations	(3.57)

Less distributions:
Dividends from net investment income	(0.27)
Dividends from net realized gains	(1.44)
Total distributions	(1.71)
Net asset value, end of period	$24.36

TOTAL RETURN	-12.56	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$559.15
Ratio of expenses to average net assets	1.03	%(3)
Ratio of net investment income to average net assets	2.13	%(3)
Portfolio turnover rate(4)	7	%(2)

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
12

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2019	2018	2017	2016	2015

$28.68	$30.35	$28.57	$27.69	$31.30

0.56 (1)	0.65	0.70	0.62	0.69
3.50	(1.52)	2.20	1.58	(2.69)
4.06	(0.87)	2.90	2.20	(2.00)

(0.62)	(0.64)	(0.72)	(0.69)	(0.70)
(2.48)	(0.16)	(0.40)	(0.63)	(0.91)
(3.10)	(0.80)	(1.12)	(1.32)	(1.61)
$29.64	$28.68	$30.35	$28.57	$27.69

15.28%	-2.86%	10.39%	8.52%	-6.59%

$764.10	$825.18	$1,306.70	$1,454.93	$1,649.21
1.00%	1.01%	1.01%	1.01%	0.93%
1.98%	2.18%	2.34%	2.25%	2.33%
12%	14%	18%	38%	37%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
13

Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$29.56

Income from investment operations:
Net investment income	0.34	(2)
Net realized and unrealized gains (losses) on investments	(3.86)
Total from investment operations	(3.52)

Less distributions:
Dividends from net investment income	(0.31)
Dividends from net realized gains	(1.44)
Total distributions	(1.75)
Net asset value, end of period	$24.29

TOTAL RETURN	-12.42	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$82.07
Ratio of expenses to average net assets	0.69	%(5)
Ratio of net investment income to average net assets	2.47	%(5)
Portfolio turnover rate(6)	7	%(3)

(1)	Institutional Class shares commenced operations on March 1, 2017.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Actual return from inception date of March 1, 2017, to the year end of October 31, 2017.
(5)	Annualized.
(6)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
14

FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

		Period Ended
Year Ended October 31,		October 31,
2019	2018	2017(1)

$28.65	$30.32	$29.68

0.64 (2)	0.71	0.62
3.50	(1.47)	0.72
4.14	(0.76)	1.34

(0.73)	(0.75)	(0.70)
(2.50)	(0.16)	—
(3.23)	(0.91)	(0.70)
$29.56	$28.65	$30.32

15.63%	-2.51%	4.56	%(3)(4)

$107.18	$107.75	$84.62
0.69%	0.65%	0.64	%(5)
2.25%	2.47%	1.23	%(5)
12%	14%	18	%(3)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
15

Financial Statements

Notes to the Financial Statements April 30, 2020 (Unaudited)

1).  ORGANIZATION

The Hennessy Gas Utility Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is income and capital appreciation. The Fund is a diversified fund.

The Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only one class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

HENNESSYFUNDS.COM
16

NOTES TO THE FINANCIAL STATEMENTS

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. The Fund is charged for those expenses that are directly attributable to its portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid at the end of each calendar quarter. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest $0.01. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

3).  SECURITIES VALUATION

The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

HENNESSY FUNDS	1-800-966-4354
17

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

HENNESSYFUNDS.COM
18

NOTES TO THE FINANCIAL STATEMENTS

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means that the Fund’s NAV reflects the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of April 30, 2020, are included in the Schedule of Investments.

4). INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2020, were $51,051,293 and $167,092,866, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2020.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (collectively, the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2020, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

HENNESSY FUNDS	1-800-966-4354
19

5).  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment advisory services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based on the average daily net assets of the Fund at an annual rate of 0.40%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment advisory services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, printing and mailing of prospectuses to other than current shareholders, printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments of sub-transfer agent expenses by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services. These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has entered into an Administrative Services Agreement among the Fund, the Advisor, and the American Gas Association (“AGA”), pursuant to which the AGA provides administrative services to the Fund, including overseeing the calculation of the AGA Stock Index. ScottMadden, Inc. performs the actual computations required to produce the AGA Stock Index and receives a fee for such calculations pursuant to a contractual arrangement with AGA. AGA does not furnish other securities advice to the Fund or the Advisor or make recommendations regarding the purchase or sale of securities by the Fund. Under the terms of the Administrative Services Agreement, which has been approved by the Board, AGA provides the Fund with current information regarding the common stock composition of the AGA Stock Index at least monthly. In addition, on request, AGA provides the Fund and the Advisor with information on the natural gas industry. The Fund pays AGA a fee at an annual rate of 0.04% of the average daily net assets of the Fund.

HENNESSYFUNDS.COM
20

NOTES TO THE FINANCIAL STATEMENTS

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) provides the Fund with administrative, accounting, and transfer agent services. As administrator, Fund Services is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. The servicing agreements between the Trust and Fund Services and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, accounting, custody, and transfer agent fees. The administrative, accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar was an affiliate of Fund Services and U.S. Bank N.A. through March 30, 2020. Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from Fund Services. As a result of the acquisition, Quasar became a wholly owned broker-dealer subsidiary of Foreside and is no longer affiliated with Fund Services or U.S. Bank N.A. The Board approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

The officers of the Fund are affiliated with the Advisor. With the exception of the Chief Compliance Officer and the Senior Compliance Officer, such officers receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments on an equal basis to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2020, the Fund had an outstanding average daily balance and a weighted average interest rate of $314,313 and 4.52%, respectively. The interest expensed by the Fund during the six months ended April 30, 2020, is included in the Statement of Operations. The maximum amount outstanding for the Fund during the period was $8,078,000. As of April 30, 2020, the Fund did not have any borrowings outstanding under the line of credit.

HENNESSY FUNDS	1-800-966-4354
21

8).  FEDERAL TAX INFORMATION

As of October 31, 2019, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$524,740,694
Gross tax unrealized appreciation	$421,155,305
Gross tax unrealized depreciation	(74,581,422)
Net tax unrealized appreciation/(depreciation)	$346,573,883
Undistributed ordinary income	$—
Undistributed long-term capital gains	41,637,055
Total distributable earnings	$41,637,055
Other accumulated gain/(loss)	$—
Total accumulated gain/(loss)	$388,210,938

The difference between book-basis unrealized appreciation/depreciation and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

As of October 31, 2019, the Fund had no tax basis capital losses to offset future capital gains.

As of October 31, 2019, the Fund did not defer, on a tax basis, any late-year ordinary losses. Late-year ordinary losses are net ordinary losses incurred after December 31, 2018, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2020 (year to date) and fiscal year 2019, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
Ordinary income(1)	$7,690,808	$18,139,310
Long-term capital gain	41,637,087	79,849,801
	$49,327,895	$97,989,111

(1) Ordinary income includes short-term capital gain.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2020, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

HENNESSYFUNDS.COM
22

NOTES TO THE FINANCIAL STATEMENTS/EXPENSE EXAMPLE

Expense Example (Unaudited)
April 30, 2020

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019, through April 30, 2020.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bank Global Fund Services, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

HENNESSY FUNDS	1-800-966-4354
23

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2019	April 30, 2020	During Period(1)
Investor Class
Actual	$1,000.00	$ 874.40	$4.80
Hypothetical (5% return before expenses)	$1,000.00	$1,019.74	$5.17

Institutional Class
Actual	$1,000.00	$ 875.80	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.43	$3.47

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.03% for Investor Class shares or 0.69% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 182/366 days (to reflect the half-year period).

HENNESSYFUNDS.COM
24

EXPENSE EXAMPLE — ELECTRONIC DELIVERY

How to Obtain a Copy of the Fund’s Proxy
Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or on request by calling 1-800-966-4354.

Federal Tax Distribution Information (Unaudited)

For fiscal year 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2019 was 100.00%.

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0.00%.

Important Notice Regarding Delivery
of Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Electronic Delivery

The Funds offer shareholders the option to receive account statements, prospectuses, tax forms, and shareholder reports online. To sign up for eDelivery, please visit www.hennessyfunds.com/account. You may change your delivery preference at any time by visiting our website or calling U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124.

HENNESSY FUNDS	1-800-966-4354
25

Board Approval of Investment Advisory
Agreement

At its meeting on March 12, 2020, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”). As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties and the relevant factors for them to consider with respect to approving the advisory agreement. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the services provided by the Advisor;

(4)	A written discussion of economies of scale;

(5)	A summary of the key terms of the advisory agreement;

(6)	A recent Fund fact sheet, which included performance information over various periods;

(7)	A peer expense comparison of the net expense ratio and investment advisory fee of the Fund; and

(8)	The Advisor’s financial statements from its most recent Form 10-K and Form 10-Q.

All of the factors discussed were considered as a whole by the Trustees and by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

HENNESSYFUNDS.COM
26

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(4)	The costs and profitability of the Fund to the Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund (other than the advisory fee).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund and noted that their overall confidence in the Advisor was high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor and that the nature and extent of the services provided by the Advisor were appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	seeks best execution for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the liquidity of each Fund.

(d)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(e)
The Advisor monitors compliance with federal securities laws, maintains a compliance program (including a code of ethics), conducts ongoing reviews of the compliance programs of the Fund’s service providers, as feasible, conducts on-site visits to the Fund’s service providers, monitors incidents of abusive trading practices, reviews Fund expense accruals, payments, and fixed expense ratios, evaluates insurance providers for fidelity bond, D&O/E&O insurance, and cybersecurity insurance coverage, manages regulatory examination compliance and responses, conducts employee compliance training, reviews reports provided by service providers, and maintains books and records.

(f)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

(g)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(h)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

HENNESSY FUNDS	1-800-966-4354
27

(i)	For each annual report of the Fund, the Advisor prepares a written summary of the Fund’s performance during the most recent 12-month period.

(j)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Ameritrade, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(k)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(l)	The Advisor provides a quarterly compliance certification to the Board.

(m)
The Advisor prepares or reviews all Board materials, frequently presents to the Board and leads Board discussions, prepares or reviews all meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on such information, the Trustees determined that the Advisor manages the Fund in a manner materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various periods warranted continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether the Advisor was realizing economies of scale that it should share with the Fund’s shareholders. The Trustees noted that the assets of the Fund had declined over the prior year. In addition, the Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees, so the Advisor does not realize material economies of scale relating to those expenses as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to contain expenses through actions such as renegotiating service contracts, the Advisor’s significant marketing efforts to promote the Funds, the Advisor’s investments in personnel to manage the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain

HENNESSYFUNDS.COM
28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

circumstances. The Trustees noted that it did not appear that the Advisor was realizing economies of scale at current asset levels and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund (other than the advisory fee). The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable, which was based on, among other things, the Trustees’ finding that the research, analytical, statistical, and other information and services provided by brokers are merely supplemental to the Advisor’s own efforts in the performance of its duties under the advisory agreement.

After reviewing the materials and information provided at the meeting, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, brokerage commissions information, the adequacy and efficacy of the Advisor’s written policies and procedures, other regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

HENNESSY FUNDS	1-800-966-4354
29

For information, questions, or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT, &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

www.hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2020

HENNESSY JAPAN FUND

Investor Class  HJPNX
Institutional Class  HJPIX

IMPORTANT NOTICE REGARDING ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual reports will no longer be sent by mail unless you specifically request paper copies from the Hennessy Funds or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Hennessy Funds electronically by visiting www.hennessyfunds.com/account or by calling U.S. Bank Global Fund Services at 1-800-261-6950. If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling U.S. Bank Global Fund Services at 1-800-261-6950 or, if you own your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive paper copies of reports will apply to all Funds in the Hennessy Funds family.

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	24
Proxy Voting Policy and Proxy Voting Records	26
Availability of Quarterly Portfolio Schedule	26
Federal Tax Distribution Information	26
Important Notice Regarding Delivery of Shareholder Documents	26
Electronic Delivery	27
Board Approval of Investment Advisory Agreements	28

HENNESSY FUNDS	1-800-966-4354

May 2020

Dear Hennessy Funds Shareholder:

Over the six months ended April 30, 2020, the Japanese stock market lost 9.96% in U.S. dollar terms as measured by the Tokyo Stock Price Index (TOPIX). A variety of geopolitical developments continued to affect Japanese stocks from November 2019 to January 2020, including the trade dispute between the United States and China, a series of protests in Hong Kong, and the standoff between the United States and Iran. By the end of January, growing concerns about the global spread of the novel coronavirus (COVID-19) and the expectation of a severe negative impact on the economy caused the Japanese stock market to begin to fall sharply. The spread of COVID-19, not only in China and Japan but also Europe and the United States, accelerated the decline in stock prices worldwide. While monetary easing and fiscal policy changes in various countries led to initial expectations of an early economic recovery, this rebound proved temporary because there was no sign that the virus, and its negative effects on the world economy, were subsiding at the time of this writing.

The ultimate economic impact of the COVID-19 pandemic remains uncertain. To date in Japan, the number of confirmed infections and the mortality rate remain fairly low relative to other developed countries on a population-adjusted basis, perhaps thanks to Japan’s “mask-wearing” culture. Japan declared a state of emergency on April 7, 2020, later than many other affected countries, and did not implement stringent lockdowns. As in other parts of the world, Japan is experiencing severe contraction in economic activity, and it is too early to assess the overall long-term impact of COVID-19 in Japan.

Japan swiftly put together an approximately $1 trillion economic stimulus package, which is approximately 20% of Japan’s GDP and is double the scale of the stimulus package launched amid the 2008 financial crisis. As a percent of GDP, Japan’s COVID-19 stimulus package is larger than the United States’ stimulus package (11% of GDP) and Germany’s stimulus package (5% of GDP). On the monetary policy side, the Bank of Japan (BOJ) has pledged to boost purchases of assets including government bonds, commercial paper, corporate bonds, and ETFs. For example, the BOJ said it would aggressively buy ETFs at an annual rate of JPY 12 trillion (equivalent to approximately $112 billion), two times the amount it previously had pledged to buy. While prior to the COVID-19 pandemic we had argued that the BOJ’s quantitative easing had largely done its part, with around $5 trillion worth of monetary base already in the financial system, and that the government should take the lead by pushing through structural reforms going forward, we believe that economic rescue plans should be prioritized above all else in times of stress like today.

Japan has a reform-minded, pro-growth government led by Prime Minister Abe and a pro-business, pro-inflation central bank led by the BOJ Governor Kuroda. We are confident that this favorable combination will provide a strong basis for Japan’s economic recovery. Assuming full recovery of earnings over the next 12 to 24 months, we believe current valuations of Japanese stocks are very attractive. Moreover, we believe that the stock market has already priced in the impact of the postponement of the 2020 Tokyo Olympics. Therefore, we believe that the sharp recent decline in the market should provide an attractive entry point for investors keen to gain long-term exposure to Japan.

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

We remain optimistic about the long-term prospects for Japan and its stock market. Thank you for your continued confidence and investment in the Hennessy Japan Funds.

Sincerely,

Tadahiro Fujimura	Masakazu Takeda
Portfolio Manager,	Portfolio Manager,
Hennessy Japan Small Cap Fund;	Hennessy Japan Fund;
Chief Investment Officer	Fund Manager
SPARX Asset Management Co., Ltd.	SPARX Asset Management Co., Ltd.

SPARX Asset Management Co., Ltd., located in Tokyo, Japan, is the sub-advisor to the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund.

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Tadahiro Fujimura and Masakazu Takeda and are subject to change, are not guaranteed, and should not be considered investment advice.

The Tokyo Stock Price Index (TOPIX) is a capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. One cannot invest directly in an index.

HENNESSY FUNDS	1-800-966-4354
3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2020

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Japan Fund –
Investor Class (HJPNX)	-7.98%	-4.99%	7.77%	10.92%
Hennessy Japan Fund –
Institutional Class (HJPIX)	-7.80%	-4.64%	8.18%	11.27%
Russell/Nomura
Total MarketTM Index	-9.13%	-2.54%	2.95%	5.10%
Tokyo Price Index (TOPIX)	-9.96%	-3.11%	2.87%	4.96%

Expense ratios:  1.44% (Investor Class); 1.04% (Institutional Class)

(1)	Periods of less than one year are not annualized.

_______________

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.

The Russell/Nomura Total Market™ Index contains the top 98% of all stocks listed on Japan’s stock exchanges and registered on Japan’s over-the-counter market based on market capitalization. The Tokyo Price Index (TOPIX) is a market capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. One cannot invest directly in an index. These indices are used herein for comparative purposes in accordance with SEC regulations.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Russell. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

The expense ratios presented are from the most recent prospectus. The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM
4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2020 (Unaudited)

HENNESSY JAPAN FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING MONEY MARKET FUNDS)	% NET ASSETS
Keyence Corp.	6.32%
Unicharm Corp.	5.85%
Rohto Pharmaceutical Co., Ltd.	5.84%
Daikin Industries, Ltd.	5.81%
Sony Corp.	5.77%
Terumo Corp.	5.69%
Kao Corp.	5.56%
Shimano, Inc.	5.50%
Recruit Holdings Co., Ltd.	5.45%
SoftBank Group Co.	5.40%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

HENNESSY FUNDS	1-800-966-4354
5

COMMON STOCKS – 98.67%	Number		% of
	of Shares	Value	Net Assets
Communication Services – 5.40%
SoftBank Group Co.	748,200	$32,069,827	5.40%

Consumer Discretionary – 22.27%
Asics Corp.	891,700	8,455,425	1.42%
Fast Retailing Co., Ltd.	55,200	26,178,435	4.41%
Nitori Holdings Co., Ltd.	178,300	27,329,064	4.60%
Ryohin Keikaku Co., Ltd.	284,100	3,381,217	0.57%
Shimano, Inc.	221,700	32,668,760	5.50%
Sony Corp.	532,000	34,236,388	5.77%
		132,249,289	22.27%

Consumer Staples – 19.21%
Ariake Japan Co., Ltd.	202,200	11,660,696	1.96%
Kao Corp.	427,900	32,998,084	5.56%
Rohto Pharmaceutical Co., Ltd.	1,191,100	34,655,759	5.84%
Unicharm Corp.	943,400	34,767,625	5.85%
		114,082,164	19.21%

Financials – 2.96%
Anicom Holdings, Inc.	475,200	17,543,053	2.96%

Health Care – 10.78%
Takeda Pharmaceutical Co., Ltd.	839,000	30,255,559	5.09%
Terumo Corp.	1,017,600	33,766,631	5.69%
		64,022,190	10.78%

Industrials – 29.44%
Daikin Industries, Ltd.	268,900	34,508,201	5.81%
Kubota Corp.	1,883,000	23,384,407	3.94%
Misumi Group, Inc.	1,288,600	30,608,589	5.16%
Mitsubishi Corp.	1,136,700	24,107,123	4.06%
Nidec Corp.	512,400	29,828,899	5.02%
Recruit Holdings Co., Ltd.	1,108,600	32,339,189	5.45%
		174,776,408	29.44%

Information Technology – 6.32%
Keyence Corp.	105,100	37,521,976	6.32%

Materials – 0.58%
Fuji Seal International, Inc.	197,300	3,424,921	0.58%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
6

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Real Estate – 1.71%
Relo Group, Inc.	469,100	$10,161,822	1.71%

Total Common Stocks
(Cost $486,135,416)		585,851,650	98.67%

SHORT-TERM INVESTMENTS – 0.83%

Money Market Funds – 0.83%
First American Government Obligations Fund,
Institutional Class, 0.25% (a)	4,949,578	4,949,578	0.83%

Total Short-Term Investments
(Cost $4,949,578)		4,949,578	0.83%

Total Investments
(Cost $491,084,994) – 99.50%		590,801,228	99.50%
Other Assets in Excess of Liabilities – 0.50%		2,951,022	0.50%

TOTAL NET ASSETS – 100.00%		$593,752,250	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s seven-day yield as of April 30, 2020.

Summary of Fair Value Exposure as of April 30, 2020

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2020 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$—	$32,069,827	$—	$32,069,827
Consumer Discretionary	—	132,249,289	—	132,249,289
Consumer Staples	—	114,082,164	—	114,082,164
Financials	—	17,543,053	—	17,543,053
Health Care	—	64,022,190	—	64,022,190
Industrials	—	174,776,408	—	174,776,408
Information Technology	—	37,521,976	—	37,521,976
Materials	—	3,424,921	—	3,424,921
Real Estate	—	10,161,822	—	10,161,822
Total Common Stocks	$—	$585,851,650	$—	$585,851,650
Short-Term Investments
Money Market Funds	$4,949,578	$—	$—	$4,949,578
Total Short-Term Investments	$4,949,578	$—	$—	$4,949,578
Total Investments	$4,949,578	$585,851,650	$—	$590,801,228

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
7

Financial Statements

Statement of Assets and Liabilities as of April 30, 2020 (Unaudited)

ASSETS:
Investments in securities, at value (cost $491,084,994)	$590,801,228
Dividends and interest receivable	2,982,515
Receivable for fund shares sold	2,003,317
Receivable for securities sold	2,235,796
Prepaid expenses and other assets	27,371
Total assets	598,050,227

LIABILITIES:
Payable for fund shares redeemed	3,669,594
Payable to advisor	380,948
Payable to administrator	99,689
Payable to auditor	10,902
Accrued distribution fees	9,230
Accrued service fees	5,482
Accrued trustees fees	709
Accrued expenses and other payables	121,423
Total liabilities	4,297,977
NET ASSETS	$593,752,250

NET ASSETS CONSISTS OF:
Capital stock	$521,005,003
Total distributable earnings	72,747,247
Total net assets	$593,752,250

NET ASSETS:
Investor Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$67,900,849
Shares issued and outstanding	1,987,455
Net asset value, offering price, and redemption price per share	$34.16

Institutional Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$525,851,401
Shares issued and outstanding	14,932,137
Net asset value, offering price, and redemption price per share	$35.22

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
8

STATEMENT OF ASSETS AND LIABILITIES/STATEMENT OF OPERATIONS

Financial Statements

Statement of Operations for the six months ended April 30, 2020 (Unaudited)

INVESTMENT INCOME:
Dividend income(1)	$4,427,275
Interest income	96,037
Total investment income	4,523,312

EXPENSES:
Investment advisory fees (See Note 5)	2,688,638
Sub-transfer agent expenses – Investor Class (See Note 5)	91,253
Sub-transfer agent expenses – Institutional Class (See Note 5)	293,410
Administration, accounting, custody, and transfer agent fees (See Note 5)	342,312
Distribution fees – Investor Class (See Note 5)	60,556
Service fees – Investor Class (See Note 5)	40,371
Federal and state registration fees	39,967
Reports to shareholders	23,107
Compliance expense (See Note 5)	13,462
Trustees’ fees and expenses	11,722
Audit fees	10,905
Interest expense (See Note 7)	3,993
Legal fees	3,113
Other expenses	28,372
Total expenses	3,651,181
NET INVESTMENT INCOME	$872,131

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized loss on investments	$(27,645,838)
Net change in unrealized appreciation/depreciation on investments	(34,481,264)
Net loss on investments	(62,127,102)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(61,254,971)

(1)	Net of foreign taxes withheld of $491,919.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
9

(This Page Intentionally Left Blank.)

HENNESSYFUNDS.COM
10

STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
OPERATIONS:
Net investment income	$872,131	$3,262,016
Net realized gain (loss) on investments	(27,645,838)	941,773
Net change in unrealized
appreciation/depreciation on investments	(34,481,264)	64,311,703
Net increase (decrease) in net assets
resulting from operations	(61,254,971)	68,515,492

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings – Investor Class	(117,482)	(35,216)
Distributable earnings – Institutional Class	(3,035,474)	(1,309,459)
Total distributions	(3,152,956)	(1,344,675)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	12,177,276	35,974,622
Proceeds from shares subscribed – Institutional Class	116,260,913	382,329,976
Dividends reinvested – Investor Class	113,374	34,287
Dividends reinvested – Institutional Class	2,957,410	1,275,785
Cost of shares redeemed – Investor Class	(24,668,042)	(60,746,390)
Cost of shares redeemed – Institutional Class	(147,315,933)	(230,489,467)
Net increase (decrease) in net assets derived
from capital share transactions	(40,475,002)	128,378,813
TOTAL INCREASE (DECREASE) IN NET ASSETS	(104,882,929)	195,549,630

NET ASSETS:
Beginning of period	698,635,179	503,085,549
End of period	$593,752,250	$698,635,179

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	345,812	1,043,125
Shares sold – Institutional Class	3,246,679	10,907,846
Shares issued to holders as reinvestment
of dividends – Investor Class	2,962	1,053
Shares issued to holders as reinvestment
of dividends – Institutional Class	75,037	38,071
Shares redeemed – Investor Class	(708,034)	(1,770,416)
Shares redeemed – Institutional Class	(4,323,602)	(6,541,834)
Net increase (decrease) in shares outstanding	(1,361,146)	3,677,845

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
11

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$37.17

Income from investment operations:
Net investment income (loss)	(0.02	)(1)
Net realized and unrealized gains (losses) on investments	(2.94)
Total from investment operations	(2.96)

Less distributions:
Dividends from net investment income	(0.02)
Dividends from net realized gains	(0.03)
Total distributions	(0.05)
Net asset value, end of period	$34.16

TOTAL RETURN	-7.98	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$67.90
Ratio of expenses to average net assets	1.42	%(4)
Ratio of net investment income (loss) to average net assets	(0.09	)%(4)
Portfolio turnover rate(5)	8	%(3)

(1)	Calculated using the average shares outstanding method.
(2)	Amount is between $(0.005) and $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
12

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2019	2018		2017	2016	2015

$33.63	$32.75		$27.81	$24.07	$21.77

0.05 (1)	(0.00	)(2)	(0.03)	(0.11)	(0.10)
3.50	0.89		4.97	3.85	2.40
3.55	0.89		4.94	3.74	2.30

(0.01)	(0.01)		—	—	—
—	—		—	—	—
(0.01)	(0.01)		—	—	—
$37.17	$33.63		$32.75	$27.81	$24.07

10.60%	2.70%		17.76%	15.54%	10.56%

$87.22	$103.33		$84.44	$61.85	$61.56
1.43%	1.43%		1.46%	1.50%	1.53%
0.14%	(0.02)%		(0.15)%	(0.38)%	(0.44)%
9%	1%		0%	5%	21%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
13

Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$38.37

Income from investment operations:
Net investment income (loss)	0.06	(1)
Net realized and unrealized gains (losses) on investments	(3.02)
Total from investment operations	(2.96)

Less distributions:
Dividends from net investment income	(0.16)
Dividends from net realized gains	(0.03)
Total distributions	(0.19)
Net asset value, end of period	$35.22

TOTAL RETURN	-7.80	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$525.85
Ratio of expenses to average net assets	1.04	%(3)
Ratio of net investment income (loss) to average net assets	0.31	%(3)
Portfolio turnover rate(4)	8	%(2)

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
14

FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended October 31,
2019	2018	2017	2016	2015

$34.67	$33.64	$28.45	$24.55	$22.15

0.21 (1)	0.15	0.03	(0.01)	(0.02)
3.60	0.91	5.16	3.91	2.42
3.81	1.06	5.19	3.90	2.40

(0.11)	(0.03)	—	—	—
—	—	—	—	—
(0.11)	(0.03)	—	—	—
$38.37	$34.67	$33.64	$28.45	$24.55

11.02%	3.14%	18.24%	15.89%	10.84%

$611.41	$399.76	$177.42	$67.78	$54.13
1.03%	1.01%	1.05%	1.17%	1.27%
0.59%	0.49%	0.30%	(0.03)%	(0.08)%
9%	1%	0%	5%	21%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
15

Financial Statements

Notes to the Financial Statements April 30, 2020 (Unaudited)

1).  ORGANIZATION

The Hennessy Japan Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is long-term capital appreciation. The Fund is a diversified fund, but employs a relatively concentrated investment strategy and may hold securities of fewer issuers than other diversified funds.

The Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only one class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax

HENNESSYFUNDS.COM
16

NOTES TO THE FINANCIAL STATEMENTS

positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. The Fund is charged for those expenses that are directly attributable to its portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest $0.01. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

i).
Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/loss on investments. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

j).
REIT Equity Securities – The Fund may invest in the equity securities of real estate investment trusts (“REITs”). Distributions received from REITs may be classified as dividends, capital gains, or return of capital. Investments in REITs may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. At other times, investments in a REIT may result in the

HENNESSY FUNDS	1-800-966-4354
17

Fund’s receipt of cash in excess of the REIT’s earnings. If the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

3).  SECURITIES VALUATION

The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

HENNESSYFUNDS.COM
18

NOTES TO THE FINANCIAL STATEMENTS

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means that the Fund’s NAV reflects the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund invests in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

HENNESSY FUNDS	1-800-966-4354
19

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of April 30, 2020, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2020, were $55,277,672 and $82,305,464, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2020.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (collectively, the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2020, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment advisory services under an Investment Advisory Agreement. The Advisor oversees the provision of investment advice and furnishes office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based on the average daily net assets of the Fund at an annual rate of 0.80%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Advisor has delegated the day-to-day management of the Fund to a sub-advisor, SPARX Asset Management Co., Ltd. The Advisor pays the sub-advisory fees from its own assets, and these fees are not an additional expense of the Fund. During the six months ended April 30, 2020, the Advisor (not the Fund) paid a sub-advisory fee at the average rate of 0.36% of the daily net assets of the Fund. Pursuant to the sub-advisory agreement, the Advisor pays sub-advisory fees at the rate of 0.35% of the first $500 million of daily net assets, 0.40% of daily net assets between $500 million and $1 billion, and 0.42% of daily net assets over $1 billion.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment advisory services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

HENNESSYFUNDS.COM
20

NOTES TO THE FINANCIAL STATEMENTS

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, printing and mailing of prospectuses to other than current shareholders, printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments of sub-transfer agent expenses by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services. These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) provides the Fund with administrative, accounting, and transfer agent services. As administrator, Fund Services is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. The servicing agreements between the Trust and Fund Services and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, accounting, custody, and transfer agent fees. The administrative, accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar was an affiliate of Fund Services and U.S. Bank N.A. through March 30, 2020. Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from Fund Services. As a result of the acquisition, Quasar became a wholly owned broker-dealer subsidiary of Foreside and is no longer affiliated with Fund Services or U.S. Bank N.A. The Board approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

The officers of the Fund are affiliated with the Advisor. With the exception of the Chief Compliance Officer and the Senior Compliance Officer, such officers receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments on an equal basis to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

HENNESSY FUNDS	1-800-966-4354
21

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2020, the Fund had an outstanding average daily balance and a weighted average interest rate of $220,099 and 3.59%, respectively. The interest expensed by the Fund during the six months ended April 30, 2020, is included in the Statement of Operations. The maximum amount outstanding for the Fund during the period was $10,211,000. As of April 30, 2020, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2019, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$561,371,434
Gross tax unrealized appreciation	$154,957,601
Gross tax unrealized depreciation	(20,873,572)
Net tax unrealized appreciation/(depreciation)	$134,084,029
Undistributed ordinary income	$2,548,524
Undistributed long-term capital gains	522,621
Total distributable earnings	$3,071,145
Other accumulated gain/(loss)	$—
Total accumulated gain/(loss)	$137,155,174

The difference between book-basis unrealized appreciation/depreciation and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

As of October 31, 2019, the Fund had no tax basis capital losses to offset future capital gains.

During fiscal year 2019, the capital losses utilized by the Fund were $279,907.

As of October 31, 2019, the Fund did not defer, on a tax basis, any late-year ordinary losses. Late-year ordinary losses are net ordinary losses incurred after December 31, 2018, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

HENNESSYFUNDS.COM
22

NOTES TO THE FINANCIAL STATEMENTS

During fiscal year 2020 (year to date) and fiscal year 2019, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
Ordinary income(1)	$2,630,234	$1,344,675
Long-term capital gain	522,722	—
	$3,152,956	$1,344,675

(1) Ordinary income includes short-term capital gain.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2020, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

HENNESSY FUNDS	1-800-966-4354
23

Expense Example (Unaudited)
April 30, 2020

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019, through April 30, 2020.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bank Global Fund Services, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

HENNESSYFUNDS.COM
24

EXPENSE EXAMPLE

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2019	April 30, 2020	During Period(1)
Investor Class
Actual	$1,000.00	$ 920.20	$6.78
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.12

Institutional Class
Actual	$1,000.00	$ 922.00	$4.97
Hypothetical (5% return before expenses)	$1,000.00	$1,019.69	$5.22

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.42% for Investor Class shares or 1.04% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 182/366 days (to reflect the half-year period).

HENNESSY FUNDS	1-800-966-4354
25

How to Obtain a Copy of the Fund’s Proxy
Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or on request by calling 1-800-966-4354.

Federal Tax Distribution Information (Unaudited)

For fiscal year 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2019 was 0.00%.

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0.00%.

For the year ended October 31, 2019, the Fund earned foreign-source income and paid foreign taxes as noted below, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

	Gross Foreign Income	Foreign Tax Paid
Japan	$10,290,290	$1,029,031

Important Notice Regarding Delivery
of Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

HENNESSYFUNDS.COM
26

PROXY VOTING — ELECTRONIC DELIVERY

Electronic Delivery

The Funds offer shareholders the option to receive account statements, prospectuses, tax forms, and shareholder reports online. To sign up for eDelivery, please visit www.hennessyfunds.com/account. You may change your delivery preference at any time by visiting our website or calling U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124.

HENNESSY FUNDS	1-800-966-4354
27

Board Approval of Investment Advisory
Agreements

At its meeting on March 12, 2020, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”) and the sub-advisory agreement for the Fund between the Advisor and SPARX Asset Management Co., Ltd. (the “Sub-Advisor”). As part of the process of approving the continuation of the advisory and sub-advisory agreements, the Trustees reviewed their fiduciary duties and the relevant factors for them to consider with respect to approving the advisory and sub-advisory agreements. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory and sub-advisory agreements.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory and sub-advisory agreements. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory and sub-advisory agreements and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory and sub-advisory agreements and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the services provided by the Advisor and the Sub-Advisor and the distinction between the Advisor-provided services and the Sub-Advisor-provided services;

(4)	A written discussion of economies of scale;

(5)	Summaries of the key terms of the advisory and sub-advisory agreements;

(6)	A recent Fund fact sheet, which included performance information over various periods;

(7)	A peer expense comparison of the net expense ratio and investment advisory fee of the Fund;

(8)	The Advisor’s financial statements from its most recent Form 10-K and Form 10-Q;

(9)	A completed questionnaire from the Sub-Advisor;

(10)	A summary of the Sub-Advisor’s questionnaire and relevant information from the Sub-Advisor’s Form ADV Parts I and II;

(11)	The Sub-Advisor’s Code of Ethics; and

(12)	Financial information of the Sub-Advisor’s parent company.

All of the factors discussed were considered as a whole by the Trustees and by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory and sub-advisory agreements. The Trustees recognized that the management and fee

HENNESSYFUNDS.COM
28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory and sub-advisory agreements, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor and the Sub-Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

(4)	The costs and profitability of the Fund to the Advisor and the Sub-Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor and the Sub-Advisor from serving as an investment advisor to the Fund (other than the advisory and sub-advisory fees).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund and noted that their overall confidence in the Advisor was high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor and that the nature and extent of the services provided by the Advisor were appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor oversees the Sub-Advisor for the Fund, and the Sub-Advisor acts as the portfolio manager for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the liquidity of each Fund.

(d)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(e)
The Advisor monitors compliance with federal securities laws, maintains a compliance program (including a code of ethics), conducts ongoing reviews of the compliance programs of the Sub-Advisor and the Fund’s other service providers, as feasible, conducts on-site visits to the Sub-Advisor and the Fund’s other service providers, monitors incidents of abusive trading practices, reviews Fund expense accruals, payments, and fixed expense ratios, evaluates insurance providers for fidelity bond, D&O/E&O insurance, and cybersecurity insurance coverage, manages regulatory examination compliance and responses, conducts employee compliance training, reviews reports provided by service providers, and maintains books and records.

HENNESSY FUNDS	1-800-966-4354
29

(f)
The Advisor oversees the selection and continued employment of the Sub-Advisor, reviews the Fund’s investment performance, and monitors the Sub-Advisor’s adherence to the Fund’s investment objectives, policies, and restrictions.

(g)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

(h)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(i)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(j)	For each annual report of the Fund, the Advisor reviews the written summary prepared by the Sub-Advisor of the Fund’s performance during the most recent 12-month period.

(k)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Ameritrade, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(l)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(m)	The Advisor provides a quarterly compliance certification to the Board.

(n)
The Advisor prepares or reviews all Board materials, frequently presents to the Board and leads Board discussions, prepares or reviews all meeting minutes, and arranges for Board training and education.

(2)	The Trustees considered the services identified below that are provided by the Sub-Advisor:

(a)	The Sub-Advisor acts as the portfolio manager for the Fund. In this capacity, the Sub-Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	seeks best execution for the Fund’s portfolio; and

(iii)	manages proxy voting for the Fund.

(b)	The Sub-Advisor ensures that its compliance program includes policies and procedures relevant to the Fund and the Sub-Advisor’s duties as a portfolio manager to the Fund.

(c)	For each annual report of the Fund, the Sub-Advisor prepares a written summary of the Fund’s performance during the most recent 12-month period.

HENNESSYFUNDS.COM
30

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(d)
The Sub-Advisor provides a quarterly compliance certification to the Board regarding trading and allocation practices, supervisory matters, the Sub-Advisor’s compliance program (including its code of ethics), compliance with the Fund’s policies, and general firm updates.

(3)
The Trustees considered the distinction between the services performed by the Advisor and the Sub-Advisor. The Trustees noted that the management of the Fund, including the oversight of the Sub-Advisor, involves more comprehensive and substantive duties than the duties of the Sub-Advisor. Specifically, the Trustees considered the lists of services identified above and concluded that the services performed by the Advisor for the Fund require a higher level of service and oversight than the services performed by the Sub-Advisor. Based on this determination, the Trustees concluded that the differential in advisory fees between the Advisor and the Sub-Advisor is reasonable.

(4)
The Trustees compared the performance of the Fund to benchmark indices over various periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on such information, the Trustees determined that the Advisor and the Sub-Advisor manage the Fund in a manner materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various periods warranted continuation of the advisory and sub-advisory agreements.

(5)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory and sub-advisory agreements.

(6)
The Trustees also considered whether the Advisor was realizing economies of scale that it should share with the Fund’s shareholders. The Trustees noted that the assets of the Fund had remained relatively flat over the prior year. In addition, the Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees, so the Advisor does not realize material economies of scale relating to those expenses as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to contain expenses through actions such as renegotiating service contracts, the Advisor’s significant marketing efforts to promote the Funds, the Advisor’s investments in personnel to manage the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain circumstances. The Trustees noted that it did not appear that the Advisor was realizing economies of scale at current asset levels and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

HENNESSY FUNDS	1-800-966-4354
31

(7)
The Trustees considered the profitability of the Advisor and the Sub-Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor and the Sub-Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(8)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(9)
The Trustees considered any benefits to the Advisor and the Sub-Advisor from serving as an advisor to the Fund (other than the advisory and sub-advisory fees). The Trustees noted that the Advisor and the Sub-Advisor may derive ancillary benefits from, by way of example, their association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor and the Sub-Advisor from their relationship with the Fund were reasonable, which was based on, among other things, the Trustees’ findings that (i) the research, analytical, statistical, and other information and services provided by brokers are merely supplemental to the Advisor’s and the Sub-Advisor’s own efforts in the performance of their duties under the advisory and sub-advisory agreements and (ii) although the Sub-Advisor could derive benefits from the conversion of Fund shareholders into separate account clients, the Fund also could benefit from potential institutional shareholders who might choose to invest in the Fund.

After reviewing the materials and information provided at the meeting, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor and the Sub-Advisor, the performance of the Fund, expense information, brokerage commissions information, the adequacy and efficacy of the Advisor’s and the Sub-Advisor’s written policies and procedures, other regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory and sub-advisory agreements.

HENNESSYFUNDS.COM
32

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(This Page Intentionally Left Blank.)

For information, questions, or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT, &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

www.hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2020

HENNESSY JAPAN SMALL CAP FUND

Investor Class  HJPSX
Institutional Class  HJSIX

IMPORTANT NOTICE REGARDING ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual reports will no longer be sent by mail unless you specifically request paper copies from the Hennessy Funds or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Hennessy Funds electronically by visiting www.hennessyfunds.com/account or by calling U.S. Bank Global Fund Services at 1-800-261-6950. If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling U.S. Bank Global Fund Services at 1-800-261-6950 or, if you own your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive paper copies of reports will apply to all Funds in the Hennessy Funds family.

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to the Financial Statements	18
Expense Example	25
Proxy Voting Policy and Proxy Voting Records	27
Availability of Quarterly Portfolio Schedule	27
Federal Tax Distribution Information	27
Important Notice Regarding Delivery of Shareholder Documents	27
Electronic Delivery	28
Board Approval of Investment Advisory Agreements	29

HENNESSY FUNDS	1-800-966-4354

May 2020

Dear Hennessy Funds Shareholder:

Over the six months ended April 30, 2020, the Japanese stock market lost 9.96% in U.S. dollar terms as measured by the Tokyo Stock Price Index (TOPIX). A variety of geopolitical developments continued to affect Japanese stocks from November 2019 to January 2020, including the trade dispute between the United States and China, a series of protests in Hong Kong, and the standoff between the United States and Iran. By the end of January, growing concerns about the global spread of the novel coronavirus (COVID-19) and the expectation of a severe negative impact on the economy caused the Japanese stock market to begin to fall sharply. The spread of COVID-19, not only in China and Japan but also Europe and the United States, accelerated the decline in stock prices worldwide. While monetary easing and fiscal policy changes in various countries led to initial expectations of an early economic recovery, this rebound proved temporary because there was no sign that the virus, and its negative effects on the world economy, were subsiding at the time of this writing.

The ultimate economic impact of the COVID-19 pandemic remains uncertain. To date in Japan, the number of confirmed infections and the mortality rate remain fairly low relative to other developed countries on a population-adjusted basis, perhaps thanks to Japan’s “mask-wearing” culture. Japan declared a state of emergency on April 7, 2020, later than many other affected countries, and did not implement stringent lockdowns. As in other parts of the world, Japan is experiencing severe contraction in economic activity, and it is too early to assess the overall long-term impact of COVID-19 in Japan.

Japan swiftly put together an approximately $1 trillion economic stimulus package, which is approximately 20% of Japan’s GDP and is double the scale of the stimulus package launched amid the 2008 financial crisis. As a percent of GDP, Japan’s COVID-19 stimulus package is larger than the United States’ stimulus package (11% of GDP) and Germany’s stimulus package (5% of GDP). On the monetary policy side, the Bank of Japan (BOJ) has pledged to boost purchases of assets including government bonds, commercial paper, corporate bonds, and ETFs. For example, the BOJ said it would aggressively buy ETFs at an annual rate of JPY 12 trillion (equivalent to approximately $112 billion), two times the amount it previously had pledged to buy. While prior to the COVID-19 pandemic we had argued that the BOJ’s quantitative easing had largely done its part, with around $5 trillion worth of monetary base already in the financial system, and that the government should take the lead by pushing through structural reforms going forward, we believe that economic rescue plans should be prioritized above all else in times of stress like today.

Japan has a reform-minded, pro-growth government led by Prime Minister Abe and a pro-business, pro-inflation central bank led by the BOJ Governor Kuroda. We are confident that this favorable combination will provide a strong basis for Japan’s economic recovery. Assuming full recovery of earnings over the next 12 to 24 months, we believe current valuations of Japanese stocks are very attractive. Moreover, we believe that the stock market has already priced in the impact of the postponement of the 2020 Tokyo Olympics. Therefore, we believe that the sharp recent decline in the market should provide an attractive entry point for investors keen to gain long-term exposure to Japan.

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

We remain optimistic about the long-term prospects for Japan and its stock market. Thank you for your continued confidence and investment in the Hennessy Japan Funds.

Sincerely,

Tadahiro Fujimura	Masakazu Takeda
Portfolio Manager,	Portfolio Manager,
Hennessy Japan Small Cap Fund;	Hennessy Japan Fund;
Chief Investment Officer	Fund Manager
SPARX Asset Management Co., Ltd.	SPARX Asset Management Co., Ltd.

SPARX Asset Management Co., Ltd., located in Tokyo, Japan, is the sub-advisor to the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund.

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Tadahiro Fujimura and Masakazu Takeda and are subject to change, are not guaranteed, and should not be considered investment advice.

The Tokyo Stock Price Index (TOPIX) is a capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. One cannot invest directly in an index.

HENNESSY FUNDS	1-800-966-4354
3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2020

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Japan Small Cap Fund –
Investor Class (HJPSX)	-13.34%	-7.78%	7.80%	10.21%
Hennessy Japan Small Cap Fund –
Institutional Class (HJSIX)(2)	-13.15%	-7.46%	8.17%	10.40%
Russell/Nomura
Small CapTM Index	-12.14%	-6.67%	4.43%	6.55%
Tokyo Price Index (TOPIX)	-9.96%	-3.11%	2.87%	4.96%

Expense ratios:  1.52% (Investor Class); 1.12% (Institutional Class)

(1)	Periods of less than one year are not annualized.
(2)
The inception date of Institutional Class shares is June 15, 2015. Performance shown prior to the inception of Institutional Class shares reflects the performance of Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

_______________

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com.

The Russell/Nomura Small Cap™ Index contains the bottom 15% of the Russell/Nomura Total Market™ Index based on market capitalization. The Russell/Nomura Total Market™ Index contains the top 98% of all stocks listed on Japan’s stock exchanges and registered on Japan’s over-the-counter market based on market capitalization. The Tokyo Price Index (TOPIX) is a market capitalization-weighted index of all the companies listed on the First Section of the Tokyo Stock Exchange. One cannot invest directly in an index. These indices are used herein for comparative purposes in accordance with SEC regulations.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Russell. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

The expense ratios presented are from the most recent prospectus. The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM
4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2020 (Unaudited)

HENNESSY JAPAN SMALL CAP FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING MONEY MARKET FUNDS)	% NET ASSETS
Cosmos Pharmaceutical Corp.	2.45%
Kobe Bussan Co., Ltd.	2.45%
Nihon Unisys Ltd.	2.37%
Tocalo Co., Ltd.	2.28%
Lifenet Insurance Co.	2.25%
Benefit One, Inc.	2.24%
Elecom Co., Ltd.	2.24%
Nippon Koei Co., Ltd.	2.22%
Nihon Flush Co., Ltd.	2.15%
Towa Corp.	2.15%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

HENNESSY FUNDS	1-800-966-4354
5

COMMON STOCKS – 97.60%	Number		% of
	of Shares	Value	Net Assets
Communication Services – 2.97%
CyberAgent, Inc.	30,000	$1,259,580	1.52%
Kakaku.com, Inc.	59,200	1,207,996	1.45%
		2,467,576	2.97%

Consumer Discretionary – 10.33%
Kushikatsu Tanaka Holdings Co.	33,800	424,608	0.51%
Matsuoka Corp.	84,600	1,453,827	1.75%
Musashi Seimitsu Industry Co., Ltd.	115,800	937,577	1.13%
Nojima Corp.	74,700	1,294,776	1.56%
Pacific Industrial Co., Ltd.	183,300	1,553,302	1.87%
Saizeriya Co., Ltd.	83,700	1,659,182	2.00%
Seiren Co., Ltd.	106,400	1,259,774	1.51%
		8,583,046	10.33%

Consumer Staples – 7.81%
Cosmos Pharmaceutical Corp.	7,600	2,034,441	2.45%
Kobe Bussan Co., Ltd.	42,200	2,038,639	2.45%
Nishimoto Co., Ltd.	69,000	1,159,264	1.39%
Starzen Co., Ltd.	30,900	1,261,441	1.52%
		6,493,785	7.81%

Energy – 1.57%
Iwatani Corp.	38,100	1,301,580	1.57%

Financials – 3.12%
AEON Financial Service Co., Ltd.	70,000	727,948	0.87%
Lifenet Insurance Co. (a)	285,300	1,867,263	2.25%
		2,595,211	3.12%

Health Care – 2.69%
CYBERDYNE, Inc. (a)	138,100	548,206	0.66%
Ship Healthcare Holdings, Inc.	37,300	1,686,961	2.03%
		2,235,167	2.69%

Industrials – 38.87%
Bell System24 Holdings, Inc.	137,000	1,621,367	1.95%
Benefit One, Inc.	105,800	1,857,419	2.24%
Daihen Corp.	60,900	1,733,936	2.09%
Fugi Corp.	83,600	1,399,740	1.68%
Hanwa Co., Ltd.	96,900	1,539,360	1.85%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
6

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Industrials (Continued)
Hito Communications Holdings, Inc.	143,100	$1,291,035	1.55%
Juki Corp.	125,800	689,737	0.83%
Kawada Technologies, Inc.	33,900	1,582,101	1.90%
Kito Corp.	168,300	1,704,046	2.05%
METAWATER Co., Ltd.	43,000	1,710,039	2.06%
MIRAIT Holdings Corp.	137,100	1,771,028	2.13%
Mitsubishi Logisnext Co., Ltd.	135,600	1,261,469	1.52%
Morita Holdings Corp.	38,900	597,776	0.72%
Nihon Flush Co., Ltd.	159,600	1,789,370	2.15%
Nippon Koei Co., Ltd.	64,500	1,846,309	2.22%
Okamura Corp.	163,600	1,182,352	1.42%
Sato Holdings Corp.	83,100	1,708,851	2.06%
SBS Holdings, Inc.	103,800	1,755,245	2.11%
Senko Group Holdings Co., Ltd.	218,100	1,777,483	2.14%
Takeei Corp.	214,500	1,599,405	1.92%
Tocalo Co., Ltd.	192,700	1,897,154	2.28%
		32,315,222	38.87%

Information Technology – 17.78%
Digital Garage, Inc.	49,600	1,777,117	2.14%
Elecom Co., Ltd.	47,300	1,865,333	2.24%
Macnica Fuji Electronics Holdings, Inc.	119,800	1,630,765	1.96%
Mimaki Engineering Co., Ltd.	209,200	789,030	0.95%
Nihon Unisys Ltd.	68,200	1,972,405	2.37%
Nippon Signal Company, Ltd.	162,400	1,509,775	1.82%
Rorze Corp.	12,700	522,531	0.63%
Sun Corp.	82,000	1,194,732	1.44%
Towa Corp.	207,200	1,789,949	2.15%
Transcosmos, Inc.	86,800	1,731,975	2.08%
		14,783,612	17.78%

Materials – 7.79%
Asia Pile Holdings Co.	424,600	1,647,421	1.98%
Kanto Denka Kogyo Co., Ltd.	55,700	442,803	0.53%
Kuriyama Holdings Corp.	159,800	715,169	0.86%
Sanyo Chemical Industries Ltd.	32,600	1,284,274	1.55%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
7

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Materials (Continued)
Stella Chemifa Corp.	57,600	$1,256,120	1.51%
Tokyo Ohka Kogyo Co., Ltd.	26,200	1,126,834	1.36%
		6,472,621	7.79%

Real Estate – 3.06%
Star Mica Holdings Co., Ltd.	115,400	1,574,526	1.89%
Tosei Corp.	100,300	973,399	1.17%
		2,547,925	3.06%

Utilities – 1.61%
EF-ON, Inc.	292,800	1,341,170	1.61%

Total Common Stocks
(Cost $85,234,828)		81,136,915	97.60%

SHORT-TERM INVESTMENTS – 0.99%

Money Market Funds – 0.99%
First American Government Obligations Fund,
Institutional Class, 0.25% (b)	822,126	822,126	0.99%

Total Short-Term Investments
(Cost $822,126)		822,126	0.99%

Total Investments
(Cost $86,056,954) – 98.59%		81,959,041	98.59%
Other Assets in Excess of Liabilities – 1.41%		1,168,080	1.41%

TOTAL NET ASSETS – 100.00%		$83,127,121	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income-producing security.
(b)	The rate listed is the fund’s seven-day yield as of April 30, 2020.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
8

SCHEDULE OF INVESTMENTS

Summary of Fair Value Exposure as of April 30, 2020

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2020 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$—	$2,467,576	$—	$2,467,576
Consumer Discretionary	—	8,583,046	—	8,583,046
Consumer Staples	—	6,493,785	—	6,493,785
Energy	—	1,301,580	—	1,301,580
Financials	—	2,595,211	—	2,595,211
Health Care	—	2,235,167	—	2,235,167
Industrials	—	32,315,222	—	32,315,222
Information Technology	—	14,783,612	—	14,783,612
Materials	—	6,472,621	—	6,472,621
Real Estate	—	2,547,925	—	2,547,925
Utilities	—	1,341,170	—	1,341,170
Total Common Stocks	$—	$81,136,915	$—	$81,136,915
Short-Term Investments
Money Market Funds	$822,126	$—	$—	$822,126
Total Short-Term Investments	$822,126	$—	$—	$822,126
Total Investments	$822,126	$81,136,915	$—	$81,959,041

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
9

Financial Statements

Statement of Assets and Liabilities as of April 30, 2020 (Unaudited)

ASSETS:
Investments in securities, at value (cost $86,056,954)	$81,959,041
Dividends and interest receivable	886,738
Receivable for fund shares sold	233,049
Receivable for securities sold	367,628
Prepaid expenses and other assets	20,003
Total assets	83,466,459

LIABILITIES:
Payable for fund shares redeemed	218,302
Payable to advisor	52,932
Payable to administrator	14,157
Payable to auditor	11,376
Accrued distribution fees	7,052
Accrued service fees	3,637
Accrued trustees fees	5,741
Accrued expenses and other payables	26,141
Total liabilities	339,338
NET ASSETS	$83,127,121

NET ASSETS CONSISTS OF:
Capital stock	$91,598,530
Accumulated deficit	(8,471,409)
Total net assets	$83,127,121

NET ASSETS:
Investor Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$46,633,407
Shares issued and outstanding	3,533,092
Net asset value, offering price, and redemption price per share	$13.20

Institutional Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$36,493,714
Shares issued and outstanding	2,797,027
Net asset value, offering price, and redemption price per share	$13.05

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
10

STATEMENT OF ASSETS AND LIABILITIES/STATEMENT OF OPERATIONS

Financial Statements

Statement of Operations for the six months ended April 30, 2020 (Unaudited)

INVESTMENT INCOME:
Dividend income(1)	$1,091,157
Interest income	22,666
Total investment income	1,113,823

EXPENSES:
Investment advisory fees (See Note 5)	448,150
Sub-transfer agent expenses – Investor Class (See Note 5)	65,319
Sub-transfer agent expenses – Institutional Class (See Note 5)	19,607
Administration, accounting, custody, and transfer agent fees (See Note 5)	62,729
Distribution fees – Investor Class (See Note 5)	43,554
Service fees – Investor Class (See Note 5)	29,036
Federal and state registration fees	22,486
Compliance expense (See Note 5)	13,462
Audit fees	11,375
Reports to shareholders	10,100
Trustees’ fees and expenses	8,832
Interest expense (See Note 7)	3,076
Legal fees	730
Other expenses	8,205
Total expenses	746,661
NET INVESTMENT INCOME	$367,162

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	$524,902
Net change in unrealized appreciation/depreciation on investments	(17,097,644)
Net loss on investments	(16,572,742)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,205,580)

(1)	Net of foreign taxes withheld of $121,240.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
11

(This Page Intentionally Left Blank.)

HENNESSYFUNDS.COM
12

STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
OPERATIONS:
Net investment income	$367,162	$628,672
Net realized gain (loss) on investments	524,902	(3,898,603)
Net change in unrealized
appreciation/depreciation on investments	(17,097,644)	9,297,065
Net increase (decrease) in net assets
resulting from operations	(16,205,580)	6,027,134

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings – Investor Class	(876,351)	(3,091,719)
Distributable earnings – Institutional Class	(1,083,137)	(3,196,949)
Total distributions	(1,959,488)	(6,288,668)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	6,533,731	16,258,683
Proceeds from shares subscribed – Institutional Class	11,172,800	30,397,388
Dividends reinvested – Investor Class	843,742	3,007,874
Dividends reinvested – Institutional Class	990,567	2,892,147
Cost of shares redeemed – Investor Class	(17,839,944)	(54,044,581)
Cost of shares redeemed – Institutional Class	(30,495,233)	(67,515,691)
Net decrease in net assets derived
from capital share transactions	(28,794,337)	(69,004,180)
TOTAL DECREASE IN NET ASSETS	(46,959,405)	(69,265,714)

NET ASSETS:
Beginning of period	130,086,526	199,352,240
End of period	$83,127,121	$130,086,526

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	448,491	1,129,349
Shares sold – Institutional Class	830,081	2,150,721
Shares issued to holders as reinvestment
of dividends – Investor Class	52,999	211,079
Shares issued to holders as reinvestment
of dividends – Institutional Class	63,013	206,255
Shares redeemed – Investor Class	(1,264,731)	(3,779,544)
Shares redeemed – Institutional Class	(2,269,019)	(4,821,215)
Net decrease in shares outstanding	(2,139,166)	(4,903,355)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
13

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.43

Income from investment operations:
Net investment income (loss)	0.04	(1)
Net realized and unrealized gains (losses) on investments	(2.06)
Total from investment operations	(2.02)

Less distributions:
Dividends from net investment income	(0.21)
Dividends from net realized gains	—
Total distributions	(0.21)
Net asset value, end of period	$13.20

TOTAL RETURN	-13.34	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$46.63
Ratio of expenses to average net assets	1.53	%(3)
Ratio of net investment income (loss) to average net assets	0.55	%(3)
Portfolio turnover rate(4)	9	%(2)

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
14

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2019	2018	2017	2016	2015

$14.99	$14.92	$11.29	$10.29	$10.51

0.03 (1)	0.05	0.08	0.03	(0.02)
0.88	0.35	3.77	1.31	0.71
0.91	0.40	3.85	1.34	0.69

—	(0.05)	(0.12)	—	—
(0.47)	(0.28)	(0.10)	(0.34)	(0.91)
(0.47)	(0.33)	(0.22)	(0.34)	(0.91)
$15.43	$14.99	$14.92	$11.29	$10.29

6.30%	2.64%	34.82%	13.44%	7.37%

$66.30	$100.93	$69.86	$26.23	$22.68
1.52%	1.46%	1.60%	1.91%	2.12%
0.23%	0.21%	0.26%	0.25%	(0.38)%
21%	35%	41%	22%	75%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
15

Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.28

Income from investment operations:
Net investment income (loss)	0.06	(2)
Net realized and unrealized gains (losses) on investments	(2.02)
Total from investment operations	(1.96)

Less distributions:
Dividends from net investment income	(0.27)
Dividends from net realized gains	—
Total distributions	(0.27)
Net asset value, end of period	$13.05

TOTAL RETURN	-13.15	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$36.49
Ratio of expenses to average net assets	1.12	%(4)
Ratio of net investment income (loss) to average net assets	0.77	%(4)
Portfolio turnover rate(5)	9	%(3)

(1)	Institutional Class shares commenced operations on June 15, 2015.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.
(5)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
16

FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

				Period Ended
Year Ended October 31,				October 31,
2019	2018	2017	2016	2015(1)

$14.83	$14.72	$11.33	$10.30	$10.89

0.09 (2)	0.11	0.05	0.06	(0.01)
0.86	0.36	3.78	1.31	(0.58)
0.95	0.47	3.83	1.37	(0.59)

(0.04)	(0.08)	(0.10)	—	—
(0.46)	(0.28)	(0.34)	(0.34)	—
(0.50)	(0.36)	(0.44)	(0.34)	—
$15.28	$14.83	$14.72	$11.33	$10.30

6.73%	3.12%	35.17%	13.73%	-5.42	%(3)

$63.78	$98.42	$28.71	$3.42	$2.65
1.12%	1.04%	1.19%	1.63%	1.86	%(4)
0.61%	0.77%	0.80%	0.63%	(1.04	)%(4)
21%	35%	41%	22%	75	%(3)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
17

Financial Statements

Notes to the Financial Statements April 30, 2020 (Unaudited)

1).  ORGANIZATION

The Hennessy Japan Small Cap Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is long-term capital appreciation. The Fund is a diversified fund.

The Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only one class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

HENNESSYFUNDS.COM
18

NOTES TO THE FINANCIAL STATEMENTS

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. The Fund is charged for those expenses that are directly attributable to its portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest $0.01. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

i).
Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/loss on investments. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

j).
REIT Equity Securities – The Fund may invest in the equity securities of real estate investment trusts (“REITs”). Distributions received from REITs may be classified as dividends, capital gains, or return of capital. Investments in REITs may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. At other times, investments in a REIT may result in the Fund’s receipt of cash in excess of the REIT’s earnings. If the Fund distributes these amounts, these distributions could constitute a return of capital to Fund

HENNESSY FUNDS	1-800-966-4354
19

shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

3).  SECURITIES VALUATION

The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

HENNESSYFUNDS.COM
20

NOTES TO THE FINANCIAL STATEMENTS

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means that the Fund’s NAV reflects the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund invests in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

HENNESSY FUNDS	1-800-966-4354
21

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of April 30, 2020, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2020, were $9,245,593 and $36,981,473, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2020.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (collectively, the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2020, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment advisory services under an Investment Advisory Agreement. The Advisor oversees the provision of investment advice and furnishes office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based on the average daily net assets of the Fund at an annual rate of 0.80%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Advisor has delegated the day-to-day management of the Fund to a sub-advisor, SPARX Asset Management Co., Ltd. The Advisor pays the sub-advisory fees from its own assets, and these fees are not an additional expense of the Fund. During the six months ended April 30, 2020, the Advisor (not the Fund) paid a sub-advisory fee at the average rate of 0.35% of the daily net assets of the Fund. Pursuant to the sub-advisory agreement, the Advisor pays sub-advisory fees at the rate of 0.35% of the first $500 million of daily net assets, 0.40% of daily net assets between $500 million and $1 billion, and 0.42% of daily net assets over $1 billion.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment advisory services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares,

HENNESSYFUNDS.COM
22

NOTES TO THE FINANCIAL STATEMENTS

including, but not limited to, advertising, shareholder account servicing, printing and mailing of prospectuses to other than current shareholders, printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments of sub-transfer agent expenses by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services. These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) provides the Fund with administrative, accounting, and transfer agent services. As administrator, Fund Services is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. The servicing agreements between the Trust and Fund Services and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, accounting, custody, and transfer agent fees. The administrative, accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar was an affiliate of Fund Services and U.S. Bank N.A. through March 30, 2020. Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from Fund Services. As a result of the acquisition, Quasar became a wholly owned broker-dealer subsidiary of Foreside and is no longer affiliated with Fund Services or U.S. Bank N.A. The Board approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

The officers of the Fund are affiliated with the Advisor. With the exception of the Chief Compliance Officer and the Senior Compliance Officer, such officers receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments on an equal basis to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

HENNESSY FUNDS	1-800-966-4354
23

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2020, the Fund had an outstanding average daily balance and a weighted average interest rate of $131,275 and 4.63%, respectively. The interest expensed by the Fund during the six months ended April 30, 2020, is included in the Statement of Operations. The maximum amount outstanding for the Fund during the period was $9,020,000. As of April 30, 2020, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2019, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$117,570,374
Gross tax unrealized appreciation	$22,229,518
Gross tax unrealized depreciation	(11,332,904)
Net tax unrealized appreciation/(depreciation)	$11,896,614
Undistributed ordinary income	$1,959,489
Undistributed long-term capital gains	—
Total distributable earnings	$1,959,489
Other accumulated gain/(loss)	$(4,162,444)
Total accumulated gain/(loss)	$9,693,659

The difference between book-basis unrealized appreciation/depreciation and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales and investments in passive foreign investment companies.

As of October 31, 2019, the Fund had capital loss carryforwards as follows:

$4,162,444	Unlimited Short-Term

As of October 31, 2019, the Fund did not defer, on a tax basis, any late-year ordinary losses. Late-year ordinary losses are net ordinary losses incurred after December 31, 2018, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2020 (year to date) and fiscal year 2019, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
Ordinary income(1)	$1,959,488	$275,405
Long-term capital gain	—	6,013,263
	$1,959,488	$6,288,668

(1) Ordinary income includes short-term capital gain.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2020, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

HENNESSYFUNDS.COM
24

NOTES TO THE FINANCIAL STATEMENTS/EXPENSE EXAMPLE

Expense Example (Unaudited)
April 30, 2020

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019, through April 30, 2020.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bank Global Fund Services, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

HENNESSY FUNDS	1-800-966-4354
25

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2019	April 30, 2020	During Period(1)
Investor Class
Actual	$1,000.00	$ 866.60	$7.10
Hypothetical (5% return before expenses)	$1,000.00	$1,017.26	$7.67

Institutional Class
Actual	$1,000.00	$ 868.50	$5.20
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.62

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.53% for Investor Class shares or 1.12% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 182/366 days (to reflect the half-year period).

HENNESSYFUNDS.COM
26

EXPENSE EXAMPLE — IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

How to Obtain a Copy of the Fund’s Proxy
Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or on request by calling 1-800-966-4354.

Federal Tax Distribution Information (Unaudited)

For fiscal year 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2019 was 0.00%.

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0.94%.

For the year ended October 31, 2019, the Fund earned foreign-source income and paid foreign taxes as noted below, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

	Gross Foreign Income	Foreign Tax Paid
Japan	$2,851,789	$285,661

Important Notice Regarding Delivery
of Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

HENNESSY FUNDS	1-800-966-4354
27

Electronic Delivery

The Funds offer shareholders the option to receive account statements, prospectuses, tax forms, and shareholder reports online. To sign up for eDelivery, please visit www.hennessyfunds.com/account. You may change your delivery preference at any time by visiting our website or calling U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124.

HENNESSYFUNDS.COM
28

ELECTRONIC DELIVERY/BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Board Approval of Investment Advisory
Agreements

At its meeting on March 12, 2020, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”) and the sub-advisory agreement for the Fund between the Advisor and SPARX Asset Management Co., Ltd. (the “Sub-Advisor”). As part of the process of approving the continuation of the advisory and sub-advisory agreements, the Trustees reviewed their fiduciary duties and the relevant factors for them to consider with respect to approving the advisory and sub-advisory agreements. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory and sub-advisory agreements.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory and sub-advisory agreements. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory and sub-advisory agreements and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory and sub-advisory agreements and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the services provided by the Advisor and the Sub-Advisor and the distinction between the Advisor-provided services and the Sub-Advisor-provided services;

(4)	A written discussion of economies of scale;

(5)	Summaries of the key terms of the advisory and sub-advisory agreements;

(6)	A recent Fund fact sheet, which included performance information over various periods;

(7)	A peer expense comparison of the net expense ratio and investment advisory fee of the Fund;

(8)	The Advisor’s financial statements from its most recent Form 10-K and Form 10-Q;

(9)	A completed questionnaire from the Sub-Advisor;

(10)	A summary of the Sub-Advisor’s questionnaire and relevant information from the Sub-Advisor’s Form ADV Parts I and II;

(11)	The Sub-Advisor’s Code of Ethics; and

(12)	Financial information of the Sub-Advisor’s parent company.

All of the factors discussed were considered as a whole by the Trustees and by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory and sub-advisory agreements. The Trustees recognized that the management and fee

HENNESSY FUNDS	1-800-966-4354
29

arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory and sub-advisory agreements, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor and the Sub-Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

(4)	The costs and profitability of the Fund to the Advisor and the Sub-Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor and the Sub-Advisor from serving as an investment advisor to the Fund (other than the advisory and sub-advisory fees).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund and noted that their overall confidence in the Advisor was high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor and that the nature and extent of the services provided by the Advisor were appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor oversees the Sub-Advisor for the Fund, and the Sub-Advisor acts as the portfolio manager for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the liquidity of each Fund.

(d)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(e)
The Advisor monitors compliance with federal securities laws, maintains a compliance program (including a code of ethics), conducts ongoing reviews of the compliance programs of the Sub-Advisor and the Fund’s other service providers, as feasible, conducts on-site visits to the Sub-Advisor and the Fund’s other service providers, monitors incidents of abusive trading practices, reviews Fund expense accruals, payments, and fixed expense ratios, evaluates insurance providers for fidelity bond, D&O/E&O insurance, and cybersecurity insurance coverage, manages regulatory examination compliance and responses, conducts employee compliance training, reviews reports provided by service providers, and maintains books and records.

HENNESSYFUNDS.COM
30

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(f)
The Advisor oversees the selection and continued employment of the Sub-Advisor, reviews the Fund’s investment performance, and monitors the Sub-Advisor’s adherence to the Fund’s investment objectives, policies, and restrictions.

(g)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

(h)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(i)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(j)	For each annual report of the Fund, the Advisor reviews the written summary prepared by the Sub-Advisor of the Fund’s performance during the most recent 12-month period.

(k)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Ameritrade, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(l)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(m)	The Advisor provides a quarterly compliance certification to the Board.

(n)
The Advisor prepares or reviews all Board materials, frequently presents to the Board and leads Board discussions, prepares or reviews all meeting minutes, and arranges for Board training and education.

(2)	The Trustees considered the services identified below that are provided by the Sub-Advisor:

(a)	The Sub-Advisor acts as the portfolio manager for the Fund. In this capacity, the Sub-Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	seeks best execution for the Fund’s portfolio; and

(iii)	manages proxy voting for the Fund.

(b)	The Sub-Advisor ensures that its compliance program includes policies and procedures relevant to the Fund and the Sub-Advisor’s duties as a portfolio manager to the Fund.

(c)	For each annual report of the Fund, the Sub-Advisor prepares a written summary of the Fund’s performance during the most recent 12-month period.

HENNESSY FUNDS	1-800-966-4354
31

(d)
The Sub-Advisor provides a quarterly compliance certification to the Board regarding trading and allocation practices, supervisory matters, the Sub-Advisor’s compliance program (including its code of ethics), compliance with the Fund’s policies, and general firm updates.

(3)
The Trustees considered the distinction between the services performed by the Advisor and the Sub-Advisor. The Trustees noted that the management of the Fund, including the oversight of the Sub-Advisor, involves more comprehensive and substantive duties than the duties of the Sub-Advisor. Specifically, the Trustees considered the lists of services identified above and concluded that the services performed by the Advisor for the Fund require a higher level of service and oversight than the services performed by the Sub-Advisor. Based on this determination, the Trustees concluded that the differential in advisory fees between the Advisor and the Sub-Advisor is reasonable.

(4)
The Trustees compared the performance of the Fund to benchmark indices over various periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on such information, the Trustees determined that the Advisor and the Sub-Advisor manage the Fund in a manner materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various periods warranted continuation of the advisory and sub-advisory agreements.

(5)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory and sub-advisory agreements.

(6)
The Trustees also considered whether the Advisor was realizing economies of scale that it should share with the Fund’s shareholders. The Trustees noted that the assets of the Fund had declined over the prior year. In addition, the Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees, so the Advisor does not realize material economies of scale relating to those expenses as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to contain expenses through actions such as renegotiating service contracts, the Advisor’s significant marketing efforts to promote the Funds, the Advisor’s investments in personnel to manage the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain circumstances. The Trustees noted that it did not appear that the Advisor was realizing economies of scale at current asset levels and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(7)
The Trustees considered the profitability of the Advisor and the Sub-Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into

HENNESSYFUNDS.COM
32

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor and the Sub-Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(8)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(9)
The Trustees considered any benefits to the Advisor and the Sub-Advisor from serving as an advisor to the Fund (other than the advisory and sub-advisory fees). The Trustees noted that the Advisor and the Sub-Advisor may derive ancillary benefits from, by way of example, their association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor and the Sub-Advisor from their relationship with the Fund were reasonable, which was based on, among other things, the Trustees’ findings that (i) the research, analytical, statistical, and other information and services provided by brokers are merely supplemental to the Advisor’s and the Sub-Advisor’s own efforts in the performance of their duties under the advisory and sub-advisory agreements and (ii) although the Sub-Advisor could derive benefits from the conversion of Fund shareholders into separate account clients, the Fund also could benefit from potential institutional shareholders who might choose to invest in the Fund.

After reviewing the materials and information provided at the meeting, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor and the Sub-Advisor, the performance of the Fund, expense information, brokerage commissions information, the adequacy and efficacy of the Advisor’s and the Sub-Advisor’s written policies and procedures, other regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory and sub-advisory agreements.

HENNESSY FUNDS	1-800-966-4354
33

For information, questions, or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT, &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

www.hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2020

HENNESSY LARGE CAP FINANCIAL FUND

Investor Class  HLFNX
Institutional Class  HILFX

IMPORTANT NOTICE REGARDING ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual reports will no longer be sent by mail unless you specifically request paper copies from the Hennessy Funds or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Hennessy Funds electronically by visiting www.hennessyfunds.com/account or by calling U.S. Bank Global Fund Services at 1-800-261-6950. If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling U.S. Bank Global Fund Services at 1-800-261-6950 or, if you own your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive paper copies of reports will apply to all Funds in the Hennessy Funds family.

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	23
Proxy Voting Policy and Proxy Voting Records	25
Availability of Quarterly Portfolio Schedule	25
Federal Tax Distribution Information	25
Important Notice Regarding Delivery of Shareholder Documents	25
Electronic Delivery	25
Board Approval of Investment Advisory Agreement	26

HENNESSY FUNDS	1-800-966-4354

June 2020

Dear Hennessy Funds Shareholder:

First and foremost, I hope this communication finds you and your loved ones safe and healthy. In many ways, the COVID-19 pandemic has turned the world upside down in recent months, and we at Hennessy have joined the rest of the world in witnessing and experiencing its profound effect on public health, the global economy, and the everyday lives of people around the world.  In response to the crisis, we invoked our business continuity plan in mid-March to ensure a smooth transition to remote work for all of our employees, who have been working safely and productively from home. We want to assure our Hennessy Funds shareholders that our operations are uninterrupted and functioning normally.

The past six months have been marked by extremes. During the first half of the period from November 2019 through January 2020, the bull market, supported by strong corporate fundamentals, continued to move higher, and investors appeared focused on record-low unemployment and strong economic growth. In mid-February, the major U.S. market indices hit all-time highs, but then, within just a matter of weeks, lost over one-third of their values as the COVID-19 pandemic unfolded. Shelter-in-place and business closure orders rippled through the nation, causing initial unemployment claims to skyrocket to their highest number in history. The market then rallied back and posted double-digit positive returns in April.

For the six months ended April 30, 2020, on a total return basis, the Dow Jones Industrial Average was down 8.9% and the S&P 500® Index was down 3.2%. Small-cap and mid-cap stocks generally fared worse than large-cap stocks during the period, and the Financial sector was particularly hard hit as the Federal Reserve aggressively cut the federal funds rate in an effort to stabilize the economy. The Energy sector was crushed by both the sudden loss of demand due to COVID-19 and the oversupply caused by the surprise market-share battle between Russia and Saudi Arabia, and the S&P 500® Energy Sector Index ended the six-month period down over 30%.

The COVID-19 pandemic is an unprecedented event, and the duration and full extent of the economic impact is unknown. In the moment, there is always the concern that ‘this time is different.’ But, when you are able to look at past financial, political, and health crises with the benefit of 20/20 hindsight, history has demonstrated that our economy and financial markets have always rebounded and recovered eventually. If you look back to the last market downturn in 2008, economic fundamentals were weak compared to the market in 2020, where the overall underpinnings were – and are still – quite strong.  Publicly listed companies today have plenty of cash, with over $5 trillion on balance sheets of the S&P 500® companies alone, and I believe that most will survive and that many may emerge from the current crisis even stronger.

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

We understand that this market volatility and economic uncertainty is jarring to many investors, and we continue to monitor events and the markets. We remain focused on managing our high-conviction portfolios for the long-term benefit of our shareholders, and we are confident in the time-tested strategies and rigorous research that led to their formation. We encourage shareholders to maintain a long-term investment horizon and to remain focused on long-term goals. As always, but especially in these trying times, we are here to support our shareholders, and we thank you for your continued investment and trust. Should you have any questions or would like to speak with us directly, please don’t hesitate to call (800) 966-4354 or email us at fundsinfo@hennessyfunds.com.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

The Dow Jones Industrial Average and S&P 500® Index are commonly used to measure the performance of U.S. stocks. The S&P 500® Energy Sector Index is an index that comprises those companies included in the S&P 500 that are classified as members of the GICS energy sector. One cannot invest directly in an index.

HENNESSY FUNDS	1-800-966-4354
3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2020

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Large Cap Financial Fund –
Investor Class (HLFNX)	-9.77%	-10.08%	5.15%	6.42%
Hennessy Large Cap Financial Fund –
Institutional Class (HILFX)(2)	-9.66%	-9.78%	5.54%	6.62%
Russell 1000® Financial
Services Index	-15.76%	-11.28%	7.01%	8.97%
Russell 1000® Index	-3.56%	0.09%	8.74%	11.57%

Expense ratios:  1.83% (Investor Class); 1.44% (Institutional Class)

(1)	Periods of less than one year are not annualized.
(2)
The inception date of Institutional Class shares is June 15, 2015. Performance shown prior to the inception of Institutional Class shares reflects the performance of Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

_______________

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com. Performance for periods on or prior to October 26, 2012, is that of the FBR Large Cap Financial Fund.

The Russell 1000® Financial Services Index is a subset of the Russell 1000® Index that measures the performance of the securities classified in the financial services sector of the large-capitalization U.S. equity market. The Russell 1000® Index comprises the 1,000 largest companies in the Russell 3000® Index based on market capitalization. One cannot invest directly in an index. These indices are used herein for comparative purposes in accordance with SEC regulations.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Russell. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

The expense ratios presented are from the most recent prospectus. The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM
4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2020 (Unaudited)

HENNESSY LARGE CAP FINANCIAL FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING MONEY MARKET FUNDS)	% NET ASSETS
PayPal Holdings, Inc.	5.33%
Citigroup, Inc.	5.08%
Moody’s Corp.	4.98%
Square, Inc., Class A	4.98%
Bank of America Corp.	4.97%
The Blackstone Group, Inc.	4.93%
Mastercard, Inc., Class A	4.91%
Apple, Inc.	4.87%
Visa, Inc., Class A	4.79%
Fiserv, Inc.	4.73%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

HENNESSY FUNDS	1-800-966-4354
5

COMMON STOCKS – 96.75%	Number		% of
	of Shares	Value	Net Assets
Financials – 62.43%
American Express Co.	6,000	$547,500	1.40%
Bank of America Corp.	81,000	1,948,050	4.97%
Berkshire Hathaway, Inc., Class B (a)	9,500	1,779,920	4.54%
Capital One Financial Corp.	28,000	1,813,280	4.62%
Citigroup, Inc.	41,000	1,990,960	5.08%
Citizens Financial Group, Inc.	67,000	1,500,130	3.83%
Comerica, Inc.	32,000	1,115,520	2.84%
Fifth Third Bancorp	60,000	1,121,400	2.86%
JPMorgan Chase & Co.	19,000	1,819,440	4.64%
Moody’s Corp.	8,000	1,951,200	4.98%
The Blackstone Group, Inc.	37,000	1,932,880	4.93%
The Charles Schwab Corp.	42,000	1,584,240	4.04%
The Goldman Sachs Group, Inc.	10,000	1,834,200	4.68%
The PNC Financial Services Group, Inc.	16,000	1,706,720	4.35%
Wells Fargo & Co.	63,000	1,830,150	4.67%
		24,475,590	62.43%

Information Technology – 34.32%
Apple, Inc.	6,500	1,909,700	4.87%
Fidelity National Information Services, Inc.	14,000	1,846,460	4.71%
Fiserv, Inc. (a)	18,000	1,855,080	4.73%
Mastercard, Inc., Class A	7,000	1,924,790	4.91%
PayPal Holdings, Inc. (a)	17,000	2,091,000	5.33%
Square, Inc., Class A (a)	30,000	1,954,200	4.98%
Visa, Inc., Class A	10,500	1,876,560	4.79%
		13,457,790	34.32%
Total Common Stocks
(Cost $31,323,453)		37,933,380	96.75%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
6

SCHEDULE OF INVESTMENTS

SHORT-TERM INVESTMENTS – 3.85%	Number		% of
	of Shares	Value	Net Assets
Money Market Funds – 3.85%
First American Government Obligations Fund,
Institutional Class, 0.25% (b)	1,508,965	$1,508,965	3.85%

Total Short-Term Investments
(Cost $1,508,965)		1,508,965	3.85%

Total Investments
(Cost $32,832,418) – 100.60%		39,442,345	100.60%
Liabilities in Excess of Other Assets – (0.60)%		(235,486)	(0.60)%

TOTAL NET ASSETS – 100.00%		$39,206,859	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income-producing security.
(b)	The rate listed is the fund’s seven-day yield as of April 30, 2020.

The Fund invested in an affiliated security during the six months ended April 30, 2020. Quasar Distributors, LLC, which serves as the Fund’s distributor, was a subsidiary of U.S. Bancorp Fund Services LLC, through March 30, 2020. Details of transactions with this affiliated company for the period ended November 1, 2019, through March 30, 2020, are as follows:

Common Stocks
U.S. Bancorp
Beginning Cost – November 1, 2019	$489,030
Purchase Cost	$—
Sales Cost	$(489,030)
Ending Cost – March 30, 2020	$—
Dividend Income	$2,100
Net Change in Unrealized Appreciation/Depreciation	$(24,150)
Realized Gain/Loss	$31,875
Shares	—
Market Value – March 30, 2020	$—

Summary of Fair Value Exposure as of April 30, 2020

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2020 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Financials	$24,475,590	$—	$—	$24,475,590
Information Technology	13,457,790	—	—	13,457,790
Total Common Stocks	$37,933,380	$—	$—	$37,933,380
Short-Term Investments
Money Market Funds	$1,508,965	$—	$—	$1,508,965
Total Short-Term Investments	$1,508,965	$—	$—	$1,508,965
Total Investments	$39,442,345	$—	$—	$39,442,345

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
7

Financial Statements

Statement of Assets and Liabilities as of April 30, 2020 (Unaudited)

ASSETS:
Investments in securities, at value (cost $32,832,418)	$39,442,345
Dividends and interest receivable	53,778
Receivable for fund shares sold	149,253
Prepaid expenses and other assets	20,392
Total assets	39,665,768

LIABILITIES:
Payable for securities purchased	377,296
Payable for fund shares redeemed	12,250
Payable to advisor	27,768
Payable to administrator	9,038
Payable to auditor	11,373
Accrued distribution fees	3,376
Accrued service fees	1,665
Accrued trustees fees	6,427
Accrued expenses and other payables	9,716
Total liabilities	458,909
NET ASSETS	$39,206,859

NET ASSETS CONSISTS OF:
Capital stock	$36,675,020
Total distributable earnings	2,531,839
Total net assets	$39,206,859

NET ASSETS:
Investor Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$21,869,493
Shares issued and outstanding	1,071,110
Net asset value, offering price, and redemption price per share	$20.42

Institutional Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$17,337,366
Shares issued and outstanding	845,989
Net asset value, offering price, and redemption price per share	$20.49

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
8

STATEMENT OF ASSETS AND LIABILITIES/STATEMENT OF OPERATIONS

Financial Statements

Statement of Operations for the six months ended April 30, 2020 (Unaudited)

INVESTMENT INCOME:
Dividend income from unaffiliated securities	$348,785
Dividend income from affiliated securities	2,100
Interest income	6,983
Total investment income	357,868

EXPENSES:
Investment advisory fees (See Note 5)	202,502
Sub-transfer agent expenses – Investor Class (See Note 5)	22,467
Sub-transfer agent expenses – Institutional Class (See Note 5)	11,859
Administration, accounting, custody, and transfer agent fees (See Note 5)	28,083
Federal and state registration fees	19,843
Distribution fees – Investor Class (See Note 5)	17,426
Compliance expense (See Note 5)	13,462
Service fees – Investor Class (See Note 5)	11,617
Audit fees	11,375
Trustees’ fees and expenses	8,377
Reports to shareholders	4,285
Interest expense (See Note 7)	410
Legal fees	184
Other expenses	4,105
Total expenses	355,995
NET INVESTMENT INCOME	$1,873

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on investments:
Unaffiliated investments	$(1,167,325)
Affiliated investments	31,875
Net change in unrealized appreciation/deprecation on investments:
Unaffiliated investments	(2,552,865)
Affiliated investments	(24,150)
Net loss on investments	(3,712,465)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,710,592)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
9

(This Page Intentionally Left Blank.)

HENNESSYFUNDS.COM
10

STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
OPERATIONS:
Net investment income (loss)	$1,873	$(54,782)
Net realized loss on investments	(1,135,450)	(2,153,768)
Net change in unrealized
appreciation/depreciation on investments	(2,577,015)	3,586,065
Net increase (decrease) in net assets
resulting from operations	(3,710,592)	1,377,515

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings – Investor Class	—	(982,872)
Distributable earnings – Institutional Class	—	(250,041)
Total distributions	—	(1,232,913)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	3,331,723	2,668,470
Proceeds from shares subscribed – Institutional Class	5,367,903	19,568,396
Dividends reinvested – Investor Class	—	961,534
Dividends reinvested – Institutional Class	—	249,016
Cost of shares redeemed – Investor Class	(3,213,421)	(21,047,821)
Cost of shares redeemed – Institutional Class	(8,167,479)	(6,788,374)
Net decrease in net assets derived
from capital share transactions	(2,681,274)	(4,388,779)
TOTAL DECREASE IN NET ASSETS	(6,391,866)	(4,244,177)

NET ASSETS:
Beginning of period	45,598,725	49,842,902
End of period	$39,206,859	$45,598,725

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	173,995	122,976
Shares sold – Institutional Class	289,653	863,528
Shares issued to holders as reinvestment
of dividends – Investor Class	—	48,710
Shares issued to holders as reinvestment
of dividends – Institutional Class	—	12,634
Shares redeemed – Investor Class	(146,859)	(1,040,638)
Shares redeemed – Institutional Class	(412,403)	(321,223)
Net decrease in shares outstanding	(95,614)	(314,013)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
11

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$22.63

Income from investment operations:
Net investment income (loss)	(0.02	)(1)
Net realized and unrealized gains (losses) on investments	(2.19)
Total from investment operations	(2.21)

Less distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Total distributions	—
Net asset value, end of period	$20.42

TOTAL RETURN	-9.77	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$21.87
Ratio of expenses to average net assets	1.75	%(3)
Ratio of net investment income (loss) to average net assets	(0.15	)%(3)
Portfolio turnover rate(4)	54	%(2)

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
12

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2019		2018	2017	2016	2015

$21.43		$22.02	$16.23	$18.36	$20.87

(0.05	)(1)	(0.07)	(0.08)	0.07	0.01
1.84		0.48	5.97	(0.49)	(0.40)
1.79		0.41	5.89	(0.42)	(0.39)

—		—	(0.10)	(0.02)	—
(0.59)		(1.00)	—	(1.69)	(2.12)
(0.59)		(1.00)	(0.10)	(1.71)	(2.12)
$22.63		$21.43	$22.02	$16.23	$18.36

8.75%		1.82%	36.41%	-2.57%	-2.57%

$23.63		$40.99	$26.33	$26.67	$100.73
1.82%		1.69%	1.81%	1.66%	1.57%
(0.23)%		(0.44)%	(0.41)%	0.16%	0.03%
83%		64%	76%	141%	74%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
13

Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$22.68

Income from investment operations:
Net investment income	0.02	(2)
Net realized and unrealized gains (losses) on investments	(2.21)
Total from investment operations	(2.19)

Less distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Total distributions	—
Net asset value, end of period	$20.49

TOTAL RETURN	-9.66	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$17.34
Ratio of expenses to average net assets	1.41	%(4)
Ratio of net investment income (loss) to average net assets	0.18	%(4)
Portfolio turnover rate(5)	54	%(3)

(1)	Institutional Class shares commenced operations on June 15, 2015.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.
(5)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
14

FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

				Period Ended
Year Ended October 31,				October 31,
2019	2018	2017	2016	2015(1)

$21.39	$21.91	$16.26	$18.39	$19.72

0.01 (2)	0.03	0.18	0.02	0.01
1.87	0.45	5.78	(0.36)	(1.34)
1.88	0.48	5.96	(0.34)	(1.33)

—	—	(0.31)	(0.09)	—
(0.59)	(1.00)	—	(1.70)	—
(0.59)	(1.00)	(0.31)	(1.79)	—
$22.68	$21.39	$21.91	$16.26	$18.39

9.16%	2.16%	36.92%	-2.14%	-6.74	%(3)

$21.97	$8.85	$5.83	$0.35	$0.29
1.43%	1.34%	1.50%	1.24%	1.19	%(4)
0.05%	(0.07)%	(0.17)%	0.52%	0.25	%(4)
83%	64%	76%	141%	74	%(3)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
15

Financial Statements

Notes to the Financial Statements April 30, 2020 (Unaudited)

1).  ORGANIZATION

The Hennessy Large Cap Financial Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is capital appreciation. The Fund is a non-diversified fund.

The Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only one class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

HENNESSYFUNDS.COM
16

NOTES TO THE FINANCIAL STATEMENTS

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. The Fund is charged for those expenses that are directly attributable to its portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest $0.01. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

3).  SECURITIES VALUATION

The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

HENNESSY FUNDS	1-800-966-4354
17

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

HENNESSYFUNDS.COM
18

NOTES TO THE FINANCIAL STATEMENTS

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means that the Fund’s NAV reflects the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of April 30, 2020, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2020, were $23,539,378 and $26,252,689, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2020.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (collectively, the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2020, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

HENNESSY FUNDS	1-800-966-4354
19

5).  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment advisory services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based on the average daily net assets of the Fund at an annual rate of 0.90%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment advisory services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, printing and mailing of prospectuses to other than current shareholders, printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments of sub-transfer agent expenses by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services. These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) provides the Fund with administrative, accounting, and transfer agent services. As administrator, Fund Services is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. The servicing agreements between the Trust and Fund Services and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, accounting, custody, and transfer agent fees. The administrative, accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar was an affiliate of Fund Services

HENNESSYFUNDS.COM
20

NOTES TO THE FINANCIAL STATEMENTS

and U.S. Bank N.A. through March 30, 2020. Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from Fund Services. As a result of the acquisition, Quasar became a wholly owned broker-dealer subsidiary of Foreside and is no longer affiliated with Fund Services or U.S. Bank N.A. The Board approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

The officers of the Fund are affiliated with the Advisor. With the exception of the Chief Compliance Officer and the Senior Compliance Officer, such officers receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments on an equal basis to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2020, the Fund had an outstanding average daily balance and a weighted average interest rate of $24,989 and 3.25%, respectively. The interest expensed by the Fund during the six months ended April 30, 2020, is included in the Statement of Operations. The maximum amount outstanding for the Fund during the period was $2,375,000. As of April 30, 2020, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2019, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$36,407,512
Gross tax unrealized appreciation	$9,841,735
Gross tax unrealized depreciation	(1,047,941)
Net tax unrealized appreciation/(depreciation)	$8,793,794
Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Total distributable earnings	$—
Other accumulated gain/(loss)	$(2,551,363)
Total accumulated gain/(loss)	$6,242,431

HENNESSY FUNDS	1-800-966-4354
21

The difference between book-basis unrealized appreciation/depreciation and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales and late-year ordinary losses.

As of October 31, 2019, the Fund had capital loss carryforwards as follows:

$2,487,109                    Unlimited Short-Term

As of October 31, 2019, the Fund deferred, on a tax basis, a late-year ordinary loss of $64,254. Late-year ordinary losses are net ordinary losses incurred after December 31, 2018, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2020 (year to date) and fiscal year 2019, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
Ordinary income(1)	$—	$—
Long-term capital gain	—	1,232,913
	$—	$1,232,913

(1) Ordinary income includes short-term capital gain.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2020, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

HENNESSYFUNDS.COM
22

NOTES TO THE FINANCIAL STATEMENTS/EXPENSE EXAMPLE

Expense Example (Unaudited)
April 30, 2020

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019, through April 30, 2020.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bank Global Fund Services, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

HENNESSY FUNDS	1-800-966-4354
23

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2019	April 30, 2020	During Period(1)
Investor Class
Actual	$1,000.00	$ 902.30	$8.28
Hypothetical (5% return before expenses)	$1,000.00	$1,016.16	$8.77

Institutional Class
Actual	$1,000.00	$ 903.40	$6.67
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.07

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.75% for Investor Class shares or 1.41% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 182/366 days (to reflect the half-year period).

HENNESSYFUNDS.COM
24

EXPENSE EXAMPLE — ELECTRONIC DELIVERY

How to Obtain a Copy of the Fund’s Proxy
Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or on request by calling 1-800-966-4354.

Federal Tax Distribution Information (Unaudited)

For fiscal year 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2019 was 0.00%.

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0.00%.

Important Notice Regarding Delivery
of Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Electronic Delivery

The Funds offer shareholders the option to receive account statements, prospectuses, tax forms, and shareholder reports online. To sign up for eDelivery, please visit www.hennessyfunds.com/account. You may change your delivery preference at any time by visiting our website or calling U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124.

HENNESSY FUNDS	1-800-966-4354
25

Board Approval of Investment Advisory
Agreement

At its meeting on March 12, 2020, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”). As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties and the relevant factors for them to consider with respect to approving the advisory agreement. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the services provided by the Advisor;

(4)	A written discussion of economies of scale;

(5)	A summary of the key terms of the advisory agreement;

(6)	A recent Fund fact sheet, which included performance information over various periods;

(7)	A peer expense comparison of the net expense ratio and investment advisory fee of the Fund; and

(8)	The Advisor’s financial statements from its most recent Form 10-K and Form 10-Q.

All of the factors discussed were considered as a whole by the Trustees and by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

HENNESSYFUNDS.COM
26

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(4)	The costs and profitability of the Fund to the Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund (other than the advisory fee).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund and noted that their overall confidence in the Advisor was high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor and that the nature and extent of the services provided by the Advisor were appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	seeks best execution for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the liquidity of each Fund.

(d)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(e)
The Advisor monitors compliance with federal securities laws, maintains a compliance program (including a code of ethics), conducts ongoing reviews of the compliance programs of the Fund’s service providers, as feasible, conducts on-site visits to the Fund’s service providers, monitors incidents of abusive trading practices, reviews Fund expense accruals, payments, and fixed expense ratios, evaluates insurance providers for fidelity bond, D&O/E&O insurance, and cybersecurity insurance coverage, manages regulatory examination compliance and responses, conducts employee compliance training, reviews reports provided by service providers, and maintains books and records.

(f)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

(g)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(h)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

HENNESSY FUNDS	1-800-966-4354
27

(i)	For each annual report of the Fund, the Advisor prepares a written summary of the Fund’s performance during the most recent 12-month period.

(j)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Ameritrade, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(k)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(l)	The Advisor provides a quarterly compliance certification to the Board.

(m)
The Advisor prepares or reviews all Board materials, frequently presents to the Board and leads Board discussions, prepares or reviews all meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on such information, the Trustees determined that the Advisor manages the Fund in a manner materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various periods warranted continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether the Advisor was realizing economies of scale that it should share with the Fund’s shareholders. In addition, the Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees, so the Advisor does not realize material economies of scale relating to those expenses as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to contain expenses through actions such as renegotiating service contracts, the Advisor’s significant marketing efforts to promote the Funds, the Advisor’s investments in personnel to manage the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain circumstances. The Trustees noted that it did not appear that the Advisor was

HENNESSYFUNDS.COM
28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

realizing economies of scale at current asset levels and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund (other than the advisory fee). The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable, which was based on, among other things, the Trustees’ finding that the research, analytical, statistical, and other information and services provided by brokers are merely supplemental to the Advisor’s own efforts in the performance of its duties under the advisory agreement.

After reviewing the materials and information provided at the meeting, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, brokerage commissions information, the adequacy and efficacy of the Advisor’s written policies and procedures, other regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

HENNESSY FUNDS	1-800-966-4354
29

For information, questions, or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT, &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

www.hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2020

HENNESSY SMALL CAP FINANCIAL FUND

Investor Class  HSFNX
Institutional Class  HISFX

IMPORTANT NOTICE REGARDING ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual reports will no longer be sent by mail unless you specifically request paper copies from the Hennessy Funds or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Hennessy Funds electronically by visiting www.hennessyfunds.com/account or by calling U.S. Bank Global Fund Services at 1-800-261-6950. If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling U.S. Bank Global Fund Services at 1-800-261-6950 or, if you own your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive paper copies of reports will apply to all Funds in the Hennessy Funds family.

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	23
Proxy Voting Policy and Proxy Voting Records	25
Availability of Quarterly Portfolio Schedule	25
Federal Tax Distribution Information	25
Important Notice Regarding Delivery of Shareholder Documents	25
Electronic Delivery	25
Board Approval of Investment Advisory Agreement	26

HENNESSY FUNDS	1-800-966-4354

June 2020

Dear Hennessy Funds Shareholder:

First and foremost, I hope this communication finds you and your loved ones safe and healthy. In many ways, the COVID-19 pandemic has turned the world upside down in recent months, and we at Hennessy have joined the rest of the world in witnessing and experiencing its profound effect on public health, the global economy, and the everyday lives of people around the world.  In response to the crisis, we invoked our business continuity plan in mid-March to ensure a smooth transition to remote work for all of our employees, who have been working safely and productively from home. We want to assure our Hennessy Funds shareholders that our operations are uninterrupted and functioning normally.

The past six months have been marked by extremes. During the first half of the period from November 2019 through January 2020, the bull market, supported by strong corporate fundamentals, continued to move higher, and investors appeared focused on record-low unemployment and strong economic growth. In mid-February, the major U.S. market indices hit all-time highs, but then, within just a matter of weeks, lost over one-third of their values as the COVID-19 pandemic unfolded. Shelter-in-place and business closure orders rippled through the nation, causing initial unemployment claims to skyrocket to their highest number in history. The market then rallied back and posted double-digit positive returns in April.

For the six months ended April 30, 2020, on a total return basis, the Dow Jones Industrial Average was down 8.9% and the S&P 500® Index was down 3.2%. Small-cap and mid-cap stocks generally fared worse than large-cap stocks during the period, and the Financial sector was particularly hard hit as the Federal Reserve aggressively cut the federal funds rate in an effort to stabilize the economy. The Energy sector was crushed by both the sudden loss of demand due to COVID-19 and the oversupply caused by the surprise market-share battle between Russia and Saudi Arabia, and the S&P 500® Energy Sector Index ended the six-month period down over 30%.

The COVID-19 pandemic is an unprecedented event, and the duration and full extent of the economic impact is unknown. In the moment, there is always the concern that ‘this time is different.’ But, when you are able to look at past financial, political, and health crises with the benefit of 20/20 hindsight, history has demonstrated that our economy and financial markets have always rebounded and recovered eventually. If you look back to the last market downturn in 2008, economic fundamentals were weak compared to the market in 2020, where the overall underpinnings were – and are still – quite strong.  Publicly listed companies today have plenty of cash, with over $5 trillion on balance sheets of the S&P 500® companies alone, and I believe that most will survive and that many may emerge from the current crisis even stronger.

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

We understand that this market volatility and economic uncertainty is jarring to many investors, and we continue to monitor events and the markets. We remain focused on managing our high-conviction portfolios for the long-term benefit of our shareholders, and we are confident in the time-tested strategies and rigorous research that led to their formation. We encourage shareholders to maintain a long-term investment horizon and to remain focused on long-term goals. As always, but especially in these trying times, we are here to support our shareholders, and we thank you for your continued investment and trust. Should you have any questions or would like to speak with us directly, please don’t hesitate to call (800) 966-4354 or email us at fundsinfo@hennessyfunds.com.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

The Dow Jones Industrial Average and S&P 500® Index are commonly used to measure the performance of U.S. stocks. The S&P 500® Energy Sector Index is an index that comprises those companies included in the S&P 500 that are classified as members of the GICS energy sector. One cannot invest directly in an index.

HENNESSY FUNDS	1-800-966-4354
3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2020

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Small Cap Financial Fund –
Investor Class (HSFNX)	-27.19%	-26.55%	0.31%	2.68%
Hennessy Small Cap Financial Fund –
Institutional Class (HISFX)	-27.06%	-26.38%	0.68%	2.99%
Russell 2000® Financial
Services Index	-26.36%	-24.18%	1.96%	6.64%
Russell 2000® Index	-15.47%	-16.39%	2.88%	7.69%

Expense ratios:  1.59% (Investor Class); 1.24% (Institutional Class)

(1)	Periods of less than one year are not annualized.

_______________

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com. Performance for periods on or prior to October 26, 2012, is that of the FBR Small Cap Financial Fund.

The Russell 2000® Financial Services Index is a subset of the Russell 2000® Index that measures the performance of the securities classified in the financial services sector of the small-capitalization U.S. equity market. The Russell 2000® Index comprises the smallest 2,000 companies in the Russell 3000® Index based on market capitalization, representing approximately 8% of the Russell 3000® Index in terms of total market capitalization. One cannot invest directly in an index. These indices are used herein for comparative purposes in accordance with SEC regulations.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Russell. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication. No further distribution of Russell data is permitted without Russell’s express written consent. Russell does not promote, sponsor, or endorse the content of this communication.

The expense ratios presented are from the most recent prospectus. The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM
4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2020 (Unaudited)

HENNESSY SMALL CAP FINANCIAL FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING MONEY MARKET FUNDS)	% NET ASSETS
PennyMac Financial Services, Inc.	5.25%
First Midwest Bancorp, Inc.	5.15%
Meridian Bancorp, Inc.	5.13%
Hingham Institution for Savings	4.84%
First BanCorp.	4.71%
Opus Bank	4.71%
Wintrust Financial Corp.	4.64%
Webster Financial Corp.	4.47%
Synovus Financial Corp.	4.16%
Lakeland Bancorp, Inc.	4.07%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

HENNESSY FUNDS	1-800-966-4354
5

COMMON STOCKS – 99.39%	Number		% of
	of Shares	Value	Net Assets
Financials – 96.62%
Associated Banc-Corp.	145,000	$2,050,300	3.24%
Atlantic Union Bankshares Corp.	65,000	1,551,550	2.46%
Banc of California, Inc.	185,000	1,927,700	3.05%
Berkshire Hills Bancorp, Inc.	105,000	1,789,200	2.83%
Brookline Bancorp, Inc.	90,000	918,900	1.45%
Cadence BanCorp	255,000	1,688,100	2.67%
CIT Group, Inc.	50,000	949,000	1.50%
Columbia Financial, Inc. (a)	55,000	778,525	1.23%
ConnectOne Bancorp, Inc.	160,000	2,390,400	3.78%
First BanCorp. (b)	510,000	2,973,300	4.71%
First Midwest Bancorp, Inc.	220,000	3,251,600	5.15%
Green Dot Corp., Class A (a)	20,000	610,000	0.97%
HarborOne Bancorp, Inc. (a)	125,000	1,002,500	1.59%
Hingham Institution for Savings	20,000	3,060,400	4.84%
HomeTrust Bancshares, Inc.	120,000	1,844,400	2.92%
Independent Bank Corp.	22,500	1,640,025	2.60%
Kearny Financial Corp. of Maryland	80,000	744,000	1.18%
Lakeland Bancorp, Inc.	230,000	2,573,700	4.07%
Meridian Bancorp, Inc.	275,000	3,239,500	5.13%
Nicolet Bankshares, Inc. (a)	35,000	1,925,700	3.05%
OceanFirst Financial Corp.	45,000	758,250	1.20%
Opus Bank	155,000	2,979,100	4.71%
PennyMac Financial Services, Inc.	110,000	3,318,700	5.25%
People’s United Financial, Inc.	150,000	1,903,500	3.01%
Sterling Bancorp	135,000	1,664,550	2.63%
Synovus Financial Corp.	125,000	2,626,250	4.16%
Texas Capital Bancshares, Inc. (a)	72,500	2,014,050	3.19%
Umpqua Holdings Corp.	165,000	2,066,625	3.27%
United Community Banks, Inc.	50,000	1,057,250	1.67%
Webster Financial Corp.	100,000	2,825,000	4.47%
Wintrust Financial Corp.	70,000	2,933,000	4.64%
		61,055,075	96.62%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
6

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Information Technology – 2.77%
Alliance Data Systems Corp.	35,000	$1,752,450	2.77%

Total Common Stocks
(Cost $68,763,156)		62,807,525	99.39%

SHORT-TERM INVESTMENTS – 0.73%

Money Market Funds – 0.73%
First American Government Obligations Fund,
Institutional Class, 0.25% (c)	460,107	460,107	0.73%

Total Short-Term Investments
(Cost $460,107)		460,107	0.73%

Total Investments
(Cost $69,223,263) – 100.12%		63,267,632	100.12%
Liabilities in Excess of Other Assets – (0.12)%		(73,966)	(0.12)%

TOTAL NET ASSETS – 100.00%		$63,193,666	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income-producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of April 30, 2020.

Summary of Fair Value Exposure as of April 30, 2020

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2020 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Financials	$61,055,075	$—	$—	$61,055,075
Information Technology	1,752,450	—	—	1,752,450
Total Common Stocks	$62,807,525	$—	$—	$62,807,525
Short-Term Investments
Money Market Funds	$460,107	$—	$—	$460,107
Total Short-Term Investments	$460,107	$—	$—	$460,107
Total Investments	$63,267,632	$—	$—	$63,267,632

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
7

Financial Statements

Statement of Assets and Liabilities as of April 30, 2020 (Unaudited)

ASSETS:
Investments in securities, at value (cost $69,223,263)	$63,267,632
Dividends and interest receivable	42,445
Receivable for fund shares sold	17,958
Prepaid expenses and other assets	18,662
Total assets	63,346,697

LIABILITIES:
Payable for fund shares redeemed	46,785
Payable to advisor	42,560
Payable to administrator	11,192
Payable to auditor	11,459
Accrued distribution fees	7,260
Accrued service fees	4,080
Accrued trustees fees	5,916
Accrued expenses and other payables	23,779
Total liabilities	153,031
NET ASSETS	$63,193,666

NET ASSETS CONSISTS OF:
Capital stock	$75,941,941
Accumulated deficit	(12,748,275)
Total net assets	$63,193,666

NET ASSETS:
Investor Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$54,583,397
Shares issued and outstanding	3,590,628
Net asset value, offering price, and redemption price per share	$15.20

Institutional Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$8,610,269
Shares issued and outstanding	955,224
Net asset value, offering price, and redemption price per share	$9.01

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
8

STATEMENT OF ASSETS AND LIABILITIES/STATEMENT OF OPERATIONS

Financial Statements

Statement of Operations for the six months ended April 30, 2020 (Unaudited)

INVESTMENT INCOME:
Dividend income(1)	$961,129
Interest income	27,603
Total investment income	988,732

EXPENSES:
Investment advisory fees (See Note 5)	411,827
Sub-transfer agent expenses – Investor Class (See Note 5)	74,268
Sub-transfer agent expenses – Institutional Class (See Note 5)	6,762
Distribution fees – Investor Class (See Note 5)	56,099
Administration, accounting, custody, and transfer agent fees (See Note 5)	52,227
Service fees – Investor Class (See Note 5)	37,399
Federal and state registration fees	24,826
Compliance expense (See Note 5)	13,462
Audit fees	11,463
Trustees’ fees and expenses	8,742
Reports to shareholders	8,647
Legal fees	640
Other expenses	8,382
Total expenses	714,744
NET INVESTMENT INCOME	$273,988

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized loss on investments	$(5,998,474)
Net change in unrealized appreciation/depreciation on investments	(19,807,124)
Net loss on investments	(25,805,598)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(25,531,610)

(1)	Net of foreign taxes withheld of $5,250.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
9

(This Page Intentionally Left Blank.)

HENNESSYFUNDS.COM
10

STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
OPERATIONS:
Net investment income	$273,988	$711,118
Net realized gain (loss) on investments	(5,998,474)	4,257,379
Net change in unrealized
appreciation/depreciation on investments	(19,807,124)	849,952
Net increase (decrease) in net assets
resulting from operations	(25,531,610)	5,818,449

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings – Investor Class	(3,014,018)	(7,622,114)
Distributable earnings – Institutional Class	(963,721)	(2,386,465)
Total distributions	(3,977,739)	(10,008,579)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	755,467	7,715,297
Proceeds from shares subscribed – Institutional Class	1,310,729	5,904,217
Dividends reinvested – Investor Class	2,952,871	7,476,720
Dividends reinvested – Institutional Class	935,074	2,340,222
Cost of shares redeemed – Investor Class	(14,032,670)	(45,169,956)
Cost of shares redeemed – Institutional Class	(9,318,453)	(21,638,108)
Net decrease in net assets derived
from capital share transactions	(17,396,982)	(43,371,608)
TOTAL DECREASE IN NET ASSETS	(46,906,331)	(47,561,738)

NET ASSETS:
Beginning of period	110,099,997	157,661,735
End of period	$63,193,666	$110,099,997

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	46,241	400,923
Shares sold – Institutional Class	110,240	477,781
Shares issued to holders as reinvestment
of dividends – Investor Class	136,924	373,487
Shares issued to holders as reinvestment
of dividends – Institutional Class	72,426	195,642
Shares redeemed – Investor Class	(729,057)	(2,193,955)
Shares redeemed – Institutional Class	(832,075)	(1,754,857)
Net decrease in shares outstanding	(1,195,301)	(2,500,979)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
11

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$21.60

Income from investment operations:
Net investment income (loss)	0.05	(1)
Net realized and unrealized gains (losses) on investments	(5.70)
Total from investment operations	(5.65)

Less distributions:
Dividends from net investment income	(0.09)
Dividends from net realized gains	(0.66)
Total distributions	(0.75)
Net asset value, end of period	$15.20

TOTAL RETURN	-27.19	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$54.58
Ratio of expenses to average net assets	1.63	%(4)
Ratio of net investment income (loss) to average net assets	0.53	%(4)
Portfolio turnover rate(5)	42	%(3)

(1)	Calculated using the average shares outstanding method.
(2)	Amount is between $(0.005) and $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
12

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2019	2018	2017	2016	2015

$21.96	$26.02	$23.48	$23.81	$24.13

0.10 (1)	0.03	(0.04)	0.10	0.03 (1)
0.93	(2.12)	5.83	1.20	2.99
1.03	(2.09)	5.79	1.30	3.02

(0.07)	0.00 (2)	(0.06)	(0.03)	—
(1.32)	(1.97)	(3.19)	(1.60)	(3.34)
(1.39)	(1.97)	(3.25)	(1.63)	(3.34)
$21.60	$21.96	$26.02	$23.48	$23.81

5.27%	-8.79%	25.03%	5.80%	14.51%

$89.36	$122.00	$174.01	$132.09	$218.50
1.58%	1.54%	1.52%	1.54%	1.50%
0.47%	0.11%	(0.06)%	0.38%	0.17%
46%	28%	46%	46%	49%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
13

Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$12.92

Income from investment operations:
Net investment income	0.05	(1)
Net realized and unrealized gains (losses) on investments	(3.38)
Total from investment operations	(3.33)

Less distributions:
Dividends from net investment income	(0.19)
Dividends from net realized gains	(0.39)
Total distributions	(0.58)
Net asset value, end of period	$9.01

TOTAL RETURN	-27.06	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$8.61
Ratio of expenses to average net assets	1.25	%(3)
Ratio of net investment income to average net assets	0.93	%(3)
Portfolio turnover rate(4)	42	%(2)

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
14

FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended October 31,
2019	2018	2017	2016	2015

$13.28	$15.69	$14.23	$14.39	$14.53

0.10 (1)	0.07	0.02	0.09	0.06 (1)
0.54	(1.27)	3.56	0.75	1.81
0.64	(1.20)	3.58	0.84	1.87

(0.18)	(0.02)	(0.17)	(0.04)	—
(0.82)	(1.19)	(1.95)	(0.96)	(2.01)
(1.00)	(1.21)	(2.12)	(1.00)	(2.01)
$12.92	$13.28	$15.69	$14.23	$14.39

5.57%	-8.42%	25.56%	6.22%	14.91%

$20.74	$35.66	$37.92	$21.27	$25.94
1.23%	1.15%	1.15%	1.17%	1.17%
0.84%	0.51%	0.30%	0.72%	0.48%
46%	28%	46%	46%	49%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
15

Financial Statements

Notes to the Financial Statements April 30, 2020 (Unaudited)

1).  ORGANIZATION

The Hennessy Small Cap Financial Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is capital appreciation. The Fund is a non-diversified fund.

The Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only one class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

HENNESSYFUNDS.COM
16

NOTES TO THE FINANCIAL STATEMENTS

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. The Fund is charged for those expenses that are directly attributable to its portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest $0.01. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

3).  SECURITIES VALUATION

The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

HENNESSY FUNDS	1-800-966-4354
17

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

HENNESSYFUNDS.COM
18

NOTES TO THE FINANCIAL STATEMENTS

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means that the Fund’s NAV reflects the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of April 30, 2020, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2020, were $36,249,168 and $47,507,541, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2020.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (collectively, the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2020, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

HENNESSY FUNDS	1-800-966-4354
19

5).  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment advisory services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based on the average daily net assets of the Fund at an annual rate of 0.90%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment advisory services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, printing and mailing of prospectuses to other than current shareholders, printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments of sub-transfer agent expenses by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services. These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) provides the Fund with administrative, accounting, and transfer agent services. As administrator, Fund Services is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. The servicing agreements between the Trust and Fund Services and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, accounting, custody, and transfer agent fees. The administrative, accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

HENNESSYFUNDS.COM
20

NOTES TO THE FINANCIAL STATEMENTS

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar was an affiliate of Fund Services and U.S. Bank N.A. through March 30, 2020. Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from Fund Services. As a result of the acquisition, Quasar became a wholly owned broker-dealer subsidiary of Foreside and is no longer affiliated with Fund Services or U.S. Bank N.A. The Board approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

The officers of the Fund are affiliated with the Advisor. With the exception of the Chief Compliance Officer and the Senior Compliance Officer, such officers receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments on an equal basis to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2020, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2019, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$94,969,593
Gross tax unrealized appreciation	$17,543,168
Gross tax unrealized depreciation	(4,227,881)
Net tax unrealized appreciation/(depreciation)	$13,315,287
Undistributed ordinary income	$166,556
Undistributed long-term capital gains	3,279,231
Total distributable earnings	$3,445,787
Other accumulated gain/(loss)	$—
Total accumulated gain/(loss)	$16,761,074

HENNESSY FUNDS	1-800-966-4354
21

The difference between book-basis unrealized appreciation/depreciation and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

As of October 31, 2019, the Fund had no tax basis capital losses to offset future capital gains.

As of October 31, 2019, the Fund did not defer, on a tax basis, any late-year ordinary losses. Late-year ordinary losses are net ordinary losses incurred after December 31, 2018, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2020 (year to date) and fiscal year 2019, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
Ordinary income(1)	$698,496	$848,924
Long-term capital gain	3,279,243	9,159,655
	$3,977,739	$10,008,579

(1) Ordinary income includes short-term capital gain.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2020, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

HENNESSYFUNDS.COM
22

NOTES TO THE FINANCIAL STATEMENTS/EXPENSE EXAMPLE

Expense Example (Unaudited)
April 30, 2020

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019, through April 30, 2020.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bank Global Fund Services, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

HENNESSY FUNDS	1-800-966-4354
23

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2019	April 30, 2020	During Period(1)
Investor Class
Actual	$1,000.00	$ 728.10	$7.00
Hypothetical (5% return before expenses)	$1,000.00	$1,016.76	$8.17

Institutional Class
Actual	$1,000.00	$ 729.40	$5.37
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.27

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.63% for Investor Class shares or 1.25% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 182/366 days (to reflect the half-year period).

HENNESSYFUNDS.COM
24

EXPENSE EXAMPLE — ELECTRONIC DELIVERY

How to Obtain a Copy of the Fund’s Proxy
Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or on request by calling 1-800-966-4354.

Federal Tax Distribution Information (Unaudited)

For fiscal year 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2019 was 100.00%.

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0.00%.

Important Notice Regarding Delivery
of Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Electronic Delivery

The Funds offer shareholders the option to receive account statements, prospectuses, tax forms, and shareholder reports online. To sign up for eDelivery, please visit www.hennessyfunds.com/account. You may change your delivery preference at any time by visiting our website or calling U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124.

HENNESSY FUNDS	1-800-966-4354
25

Board Approval of Investment Advisory
Agreement

At its meeting on March 12, 2020, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”). As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties and the relevant factors for them to consider with respect to approving the advisory agreement. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the services provided by the Advisor;

(4)	A written discussion of economies of scale;

(5)	A summary of the key terms of the advisory agreement;

(6)	A recent Fund fact sheet, which included performance information over various periods;

(7)	A peer expense comparison of the net expense ratio and investment advisory fee of the Fund; and

(8)	The Advisor’s financial statements from its most recent Form 10-K and Form 10-Q.

All of the factors discussed were considered as a whole by the Trustees and by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

HENNESSYFUNDS.COM
26

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(4)	The costs and profitability of the Fund to the Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund (other than the advisory fee).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund and noted that their overall confidence in the Advisor was high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor and that the nature and extent of the services provided by the Advisor were appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	seeks best execution for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the liquidity of each Fund.

(d)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(e)
The Advisor monitors compliance with federal securities laws, maintains a compliance program (including a code of ethics), conducts ongoing reviews of the compliance programs of the Fund’s service providers, as feasible, conducts on-site visits to the Fund’s service providers, monitors incidents of abusive trading practices, reviews Fund expense accruals, payments, and fixed expense ratios, evaluates insurance providers for fidelity bond, D&O/E&O insurance, and cybersecurity insurance coverage, manages regulatory examination compliance and responses, conducts employee compliance training, reviews reports provided by service providers, and maintains books and records.

(f)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

(g)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(h)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

HENNESSY FUNDS	1-800-966-4354
27

(i)	For each annual report of the Fund, the Advisor prepares a written summary of the Fund’s performance during the most recent 12-month period.

(j)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Ameritrade, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(k)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(l)	The Advisor provides a quarterly compliance certification to the Board.

(m)
The Advisor prepares or reviews all Board materials, frequently presents to the Board and leads Board discussions, prepares or reviews all meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on such information, the Trustees determined that the Advisor manages the Fund in a manner materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various periods warranted continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether the Advisor was realizing economies of scale that it should share with the Fund’s shareholders. The Trustees noted that the assets of the Fund had declined over the prior year. In addition, the Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees, so the Advisor does not realize material economies of scale relating to those expenses as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to contain expenses through actions such as renegotiating service contracts, the Advisor’s significant marketing efforts to promote the Funds, the Advisor’s investments in personnel to manage the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain

HENNESSYFUNDS.COM
28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

circumstances. The Trustees noted that it did not appear that the Advisor was realizing economies of scale at current asset levels and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund (other than the advisory fee). The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable, which was based on, among other things, the Trustees’ finding that the research, analytical, statistical, and other information and services provided by brokers are merely supplemental to the Advisor’s own efforts in the performance of its duties under the advisory agreement.

After reviewing the materials and information provided at the meeting, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, brokerage commissions information, the adequacy and efficacy of the Advisor’s written policies and procedures, other regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

HENNESSY FUNDS	1-800-966-4354
29

For information, questions, or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT, &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

www.hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2020

HENNESSY TECHNOLOGY FUND

Investor Class  HTECX
Institutional Class  HTCIX

IMPORTANT NOTICE REGARDING ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual reports will no longer be sent by mail unless you specifically request paper copies from the Hennessy Funds or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Hennessy Funds electronically by visiting www.hennessyfunds.com/account or by calling U.S. Bank Global Fund Services at 1-800-261-6950. If you own shares in a Fund through a financial intermediary, please contact your financial intermediary to make this election.

You may elect to receive paper copies of all future reports free of charge by calling U.S. Bank Global Fund Services at 1-800-261-6950 or, if you own your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive paper copies of reports will apply to all Funds in the Hennessy Funds family.

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	23
Proxy Voting Policy and Proxy Voting Records	25
Availability of Quarterly Portfolio Schedule	25
Federal Tax Distribution Information	25
Important Notice Regarding Delivery of Shareholder Documents	25
Electronic Delivery	25
Board Approval of Investment Advisory Agreement	26

HENNESSY FUNDS	1-800-966-4354

June 2020

Dear Hennessy Funds Shareholder:

First and foremost, I hope this communication finds you and your loved ones safe and healthy. In many ways, the COVID-19 pandemic has turned the world upside down in recent months, and we at Hennessy have joined the rest of the world in witnessing and experiencing its profound effect on public health, the global economy, and the everyday lives of people around the world.  In response to the crisis, we invoked our business continuity plan in mid-March to ensure a smooth transition to remote work for all of our employees, who have been working safely and productively from home. We want to assure our Hennessy Funds shareholders that our operations are uninterrupted and functioning normally.

The past six months have been marked by extremes. During the first half of the period from November 2019 through January 2020, the bull market, supported by strong corporate fundamentals, continued to move higher, and investors appeared focused on record-low unemployment and strong economic growth. In mid-February, the major U.S. market indices hit all-time highs, but then, within just a matter of weeks, lost over one-third of their values as the COVID-19 pandemic unfolded. Shelter-in-place and business closure orders rippled through the nation, causing initial unemployment claims to skyrocket to their highest number in history. The market then rallied back and posted double-digit positive returns in April.

For the six months ended April 30, 2020, on a total return basis, the Dow Jones Industrial Average was down 8.9% and the S&P 500® Index was down 3.2%. Small-cap and mid-cap stocks generally fared worse than large-cap stocks during the period, and the Financial sector was particularly hard hit as the Federal Reserve aggressively cut the federal funds rate in an effort to stabilize the economy. The Energy sector was crushed by both the sudden loss of demand due to COVID-19 and the oversupply caused by the surprise market-share battle between Russia and Saudi Arabia, and the S&P 500® Energy Sector Index ended the six-month period down over 30%.

The COVID-19 pandemic is an unprecedented event, and the duration and full extent of the economic impact is unknown. In the moment, there is always the concern that ‘this time is different.’ But, when you are able to look at past financial, political, and health crises with the benefit of 20/20 hindsight, history has demonstrated that our economy and financial markets have always rebounded and recovered eventually. If you look back to the last market downturn in 2008, economic fundamentals were weak compared to the market in 2020, where the overall underpinnings were – and are still – quite strong.  Publicly listed companies today have plenty of cash, with over $5 trillion on balance sheets of the S&P 500® companies alone, and I believe that most will survive and that many may emerge from the current crisis even stronger.

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

We understand that this market volatility and economic uncertainty is jarring to many investors, and we continue to monitor events and the markets. We remain focused on managing our high-conviction portfolios for the long-term benefit of our shareholders, and we are confident in the time-tested strategies and rigorous research that led to their formation. We encourage shareholders to maintain a long-term investment horizon and to remain focused on long-term goals. As always, but especially in these trying times, we are here to support our shareholders, and we thank you for your continued investment and trust. Should you have any questions or would like to speak with us directly, please don’t hesitate to call (800) 966-4354 or email us at fundsinfo@hennessyfunds.com.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

The Dow Jones Industrial Average and S&P 500® Index are commonly used to measure the performance of U.S. stocks. The S&P 500® Energy Sector Index is an index that comprises those companies included in the S&P 500 that are classified as members of the GICS energy sector. One cannot invest directly in an index.

HENNESSY FUNDS	1-800-966-4354
3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2020

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Technology Fund –
Investor Class (HTECX)	-5.16%	-4.50%	8.16%	7.84%
Hennessy Technology Fund –
Institutional Class (HTCIX)	-5.07%	-4.23%	8.48%	8.13%
NASDAQ Composite Index	7.76%	10.99%	13.74%	15.05%
S&P 500® Index	-3.16%	0.86%	9.12%	11.69%

Expense ratios:	Gross 3.85%, Net 1.24%(2) (Investor Class);
Gross 3.48%, Net 0.99%(2) (Institutional Class)

(1)	Periods of less than one year are not annualized.
(2)	The Fund’s investment advisor has contractually agreed to limit expenses until February 28, 2021.

_______________

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyfunds.com. Performance for periods on or prior to October 26, 2012, is that of the FBR Technology Fund.

The NASDAQ Composite Index comprises all common stocks listed on The NASDAQ Stock Market. The S&P 500® Index is a capitalization-weighted index that is designed to represent the broad domestic economy through changes in the aggregate market value of 500 stocks across all major industries. One cannot invest directly in an index. These indices are used herein for comparative purposes in accordance with SEC regulations.

Standard & Poor’s Financial Services LLC is the source and owner of the S&P® and S&P 500® trademarks.

The expense ratios presented are from the most recent prospectus. The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM
4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2020 (Unaudited)

HENNESSY TECHNOLOGY FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING MONEY MARKET FUNDS)	% NET ASSETS
Paylocity Holding Corp.	1.98%
ServiceNow, Inc.	1.96%
Expedia Group, Inc.	1.95%
Qurate Retail Group, Inc.	1.85%
Dropbox, Inc.	1.82%
Amazon.com, Inc.	1.78%
DXC Technology Co.	1.78%
Sabre Corp.	1.75%
F5 Networks, Inc.	1.74%
SolarEdge Technologies, Inc.	1.73%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

HENNESSY FUNDS	1-800-966-4354
5

COMMON STOCKS – 96.39%	Number		% of
	of Shares	Value	Net Assets
Communication Services – 3.33%
Match Group, Inc. (a)	1,052	$80,962	1.61%
SciPlay Corp. (a)	8,151	85,993	1.72%
		166,955	3.33%

Consumer Discretionary – 8.43%
Amazon.com, Inc. (a)	36	89,064	1.78%
Booking Holdings, Inc. (a)	49	72,548	1.45%
Despegar.com Corp. (a)(b)	10,208	70,435	1.40%
Expedia Group, Inc.	1,378	97,810	1.95%
Qurate Retail Group, Inc. (a)	11,499	92,625	1.85%
		422,482	8.43%

Information Technology – 84.63%
Accenture PLC, Class A (b)	443	82,039	1.64%
Adobe Systems, Inc. (a)	237	83,813	1.67%
Apple, Inc.	291	85,496	1.71%
Applied Materials, Inc.	1,577	78,345	1.56%
Atlassian Corp. PLC (a)(b)	535	83,187	1.66%
Automatic Data Processing, Inc.	526	77,159	1.54%
Avnet, Inc.	2,575	77,301	1.54%
Booz Allen Hamilton Holding Corp., Class A	977	71,751	1.43%
Cardtronics PLC (a)(b)	3,420	78,318	1.56%
CDW Corp.	713	79,000	1.58%
Citrix Systems, Inc.	501	72,650	1.45%
Dropbox, Inc. (a)	4,347	91,374	1.82%
DXC Technology Co.	4,918	89,163	1.78%
eGain Corp. (a)	10,267	85,216	1.70%
Euronet Worldwide, Inc. (a)	828	75,977	1.52%
EVERTEC, Inc. (b)	3,108	78,757	1.57%
F5 Networks, Inc. (a)	625	87,037	1.74%
Fair Isaac Corp. (a)	239	84,353	1.68%
Fortinet, Inc. (a)	684	73,694	1.47%
Hewlett Packard Enterprise Co.	7,136	71,788	1.43%
Intel Corp.	1,230	73,775	1.47%
International Business Machines Corp.	613	76,968	1.54%
Intuit, Inc.	297	80,134	1.60%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
6

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Information Technology (Continued)
Jabil, Inc.	2,843	$80,855	1.61%
Kimball Electronics, Inc. (a)	6,076	82,148	1.64%
KLA-Tencor Corp.	486	79,748	1.59%
Lam Research Corp.	288	73,521	1.47%
Mastercard, Inc., Class A	282	77,542	1.55%
Maxim Integrated Products, Inc.	1,364	74,993	1.50%
Methode Electronics, Inc.	2,747	82,465	1.65%
Microsoft Corp.	440	78,852	1.57%
NCR Corp. (a)	3,542	72,682	1.45%
NetApp, Inc.	1,790	78,348	1.56%
Oracle Corp.	1,409	74,635	1.49%
Palo Alto Networks, Inc. (a)	414	81,355	1.62%
Paychex, Inc.	1,084	74,276	1.48%
Paylocity Holding Corp. (a)	867	99,297	1.98%
QIWI PLC – ADR (b)	6,258	76,473	1.53%
Qualcomm, Inc.	1,029	80,951	1.61%
Sabre Corp.	12,071	87,756	1.75%
Sanmina Corp. (a)	2,738	75,925	1.51%
Seagate Technology PLC (b)	1,461	72,977	1.46%
ServiceNow, Inc. (a)	280	98,431	1.96%
ShotSpotter, Inc. (a)	2,496	85,788	1.71%
SolarEdge Technologies, Inc. (a)	777	86,705	1.73%
Synnex Corp.	938	82,131	1.64%
Take-Two Interactive Software, Inc. (a)	614	74,325	1.48%
Texas Instruments, Inc.	668	77,535	1.55%
Ubiquiti Networks, Inc.	468	75,830	1.51%
Visa, Inc., Class A	421	75,241	1.50%
Vishay Intertechnology, Inc.	5,013	83,166	1.66%
VMware, Inc., Class A (a)	580	76,282	1.52%
Zebra Technologies Corp. (a)	368	84,515	1.69%
		4,242,043	84.63%
Total Common Stocks
(Cost $4,433,227)		4,831,480	96.39%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
7

SHORT-TERM INVESTMENTS – 3.61%	Number		% of
	of Shares	Value	Net Assets
Money Market Funds – 3.61%
First American Government Obligations Fund,
Institutional Class, 0.25% (c)	180,935	$180,935	3.61%

Total Short-Term Investments
(Cost $180,935)		180,935	3.61%

Total Investments
(Cost $4,614,162) – 100.00%		5,012,415	100.00%
Liabilities in Excess of Other Assets – 0.00%		(121)	0.00%

TOTAL NET ASSETS – 100.00%		$5,012,294	100.00%

Percentages are stated as a percent of net assets.

PLC – Public Limited Company
(a)	Non-income-producing security.
(b)	U.S.-traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of April 30, 2020.

Summary of Fair Value Exposure as of April 30, 2020

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2020 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$166,955	$—	$—	$166,955
Consumer Discretionary	422,482	—	—	422,482
Information Technology	4,242,043	—	—	4,242,043
Total Common Stocks	$4,831,480	$—	$—	$4,831,480
Short-Term Investments
Money Market Funds	$180,935	$—	$—	$180,935
Total Short-Term Investments	$180,935	$—	$—	$180,935
Total Investments	$5,012,415	$—	$—	$5,012,415

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
8

SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2020 (Unaudited)

ASSETS:
Investments in securities, at value (cost $4,614,162)	$5,012,415
Dividends and interest receivable	1,270
Receivable for fund shares sold	322
Prepaid expenses and other assets	16,776
Due from advisor	7,509
Total assets	5,038,292

LIABILITIES:
Payable to administrator	3,116
Payable to auditor	11,459
Accrued distribution fees	993
Accrued service fees	282
Accrued trustees fees	6,843
Accrued expenses and other payables	3,305
Total liabilities	25,998
NET ASSETS	$5,012,294

NET ASSETS CONSISTS OF:
Capital stock	$4,556,060
Total distributable earnings	456,234
Total net assets	$5,012,294

NET ASSETS:
Investor Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$3,755,669
Shares issued and outstanding	215,195
Net asset value, offering price, and redemption price per share	$17.45

Institutional Class
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding shares	$1,256,625
Shares issued and outstanding	70,114
Net asset value, offering price, and redemption price per share	$17.92

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
9

Financial Statements

Statement of Operations for the six months ended April 30, 2020 (Unaudited)

INVESTMENT INCOME:
Dividend income	$26,937
Interest income	986
Total investment income	27,923

EXPENSES:
Investment advisory fees (See Note 5)	19,326
Federal and state registration fees	17,636
Compliance expense (See Note 5)	13,462
Audit fees	11,463
Administration, accounting, custody, and transfer agent fees (See Note 5)	8,255
Trustees’ fees and expenses	8,197
Sub-transfer agent expenses – Investor Class (See Note 5)	3,452
Sub-transfer agent expenses – Institutional Class (See Note 5)	358
Reports to shareholders	3,095
Distribution fees – Investor Class (See Note 5)	2,925
Service fees – Investor Class (See Note 5)	1,950
Other expenses	2,097
Total expenses before reimbursement by advisor	92,216
Expense reimbursement by advisor – Investor Class (See Note 5)	(46,725)
Expense reimbursement by advisor – Institutional Class (See Note 5)	(15,022)
Net expenses	30,469
NET INVESTMENT LOSS	$(2,546)

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	$88,996
Net change in unrealized appreciation/depreciation on investments	(378,872)
Net loss on investments	(289,876)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(292,422)

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
10

STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
OPERATIONS:
Net investment loss	$(2,546)	$(5,958)
Net realized gain on investments	88,996	156,775
Net change in unrealized
appreciation/depreciation on investments	(378,872)	729,890
Net increase (decrease) in net assets
resulting from operations	(292,422)	880,707

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings – Investor Class	(108,418)	(408,753)
Distributable earnings – Institutional Class	(37,554)	(138,693)
Total distributions	(145,972)	(547,446)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	297,318	371,583
Proceeds from shares subscribed – Institutional Class	42,505	149,605
Dividends reinvested – Investor Class	106,748	401,355
Dividends reinvested – Institutional Class	37,105	137,038
Cost of shares redeemed – Investor Class	(203,641)	(435,464)
Cost of shares redeemed – Institutional Class	(60,553)	(124,774)
Net increase in net assets derived
from capital share transactions	219,482	499,343
TOTAL INCREASE (DECREASE) IN NET ASSETS	(218,912)	832,604

NET ASSETS:
Beginning of period	5,231,206	4,398,602
End of period	$5,012,294	$5,231,206

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	16,229	21,608
Shares sold – Institutional Class	2,149	8,241
Shares issued to holders as reinvestment
of dividends – Investor Class	5,574	26,633
Shares issued to holders as reinvestment
of dividends – Institutional Class	1,887	8,882
Shares redeemed – Investor Class	(12,499)	(25,732)
Shares redeemed – Institutional Class	(2,939)	(7,113)
Net increase in shares outstanding	10,401	32,519

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
11

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$18.90

Income from investment operations:
Net investment loss	(0.01	)(1)
Net realized and unrealized gains (losses) on investments	(0.92)
Total from investment operations	(0.93)

Less distributions:
Dividends from net realized gains	(0.52)
Total distributions	(0.52)
Net asset value, end of period	$17.45

TOTAL RETURN	-5.16	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$3.76
Ratio of expenses to average net assets:
Before expense reimbursement	3.63	%(3)
After expense reimbursement	1.23	%(3)
Ratio of net investment loss to average net assets:
Before expense reimbursement	(2.56	)%(3)
After expense reimbursement	(0.16	)%(3)
Portfolio turnover rate(5)	84	%(2)

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)
The Fund’s current expense limitation agreement, which became effective on February 28, 2017, was in effect for eight months of the year ended October 31, 2017.  The Fund previously had an expense limitation agreement in effect from October 26, 2012, to February 28, 2015.

(5)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
12

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2019		2018	2017		2016	2015

$18.04		$18.46	$15.82		$15.36	$14.86

(0.03	)(1)	(0.05)	(0.23)		(0.68)	(0.38)
3.15		1.26	2.87		1.14	0.88
3.12		1.21	2.64		0.46	0.50

(2.26)		(1.63)	—		—	—
(2.26)		(1.63)	—		—	—
$18.90		$18.04	$18.46		$15.82	$15.36

20.47%		7.25%	16.69%		2.99%	3.36%

$3.89		$3.31	$3.20		$2.91	$4.04

3.84%		3.70%	4.16%		3.61%	3.13%
1.23%		1.23%	2.15	%(4)	3.61%	2.75%

(2.80)%		(2.83)%	(3.16)%		(2.92)%	(2.30)%
(0.19)%		(0.36)%	(1.15	)%(4)	(2.92)%	(1.92)%
185%		225%	267%		80%	163%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
13

Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2020
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$19.40

Income from investment operations:
Net investment income (loss)	0.01	(1)
Net realized and unrealized gains (losses) on investments	(0.95)
Total from investment operations	(0.94)

Less distributions:
Dividends from net realized gains	(0.54)
Total distributions	(0.54)
Net asset value, end of period	$17.92

TOTAL RETURN	-5.07	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$1.26
Ratio of expenses to average net assets:
Before expense reimbursement	3.25	%(3)
After expense reimbursement	0.98	%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.18	)%(3)
After expense reimbursement	0.09	%(3)
Portfolio turnover rate(5)	84	%(2)

(1)	Calculated using the average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)
The Fund’s current expense limitation agreement, which became effective on February 28, 2017, was in effect for eight months of the year ended October 31, 2017.  The Fund previously had an expense limitation agreement in effect from October 26, 2012, to February 28, 2015.

(5)	Calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
14

FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended October 31,
2019	2018	2017		2016	2015

$18.47	$18.85	$16.11		$15.58	$15.02

0.01 (1)	0.01	(0.12)		(0.43)	(0.25)
3.23	1.28	2.86		0.96	0.81
3.24	1.29	2.74		0.53	0.56

(2.31)	(1.67)	—		—	—
(2.31)	(1.67)	—		—	—
$19.40	$18.47	$18.85		$16.11	$15.58

20.77%	7.54%	17.01%		3.40%	3.73%

$1.34	$1.09	$1.22		$0.90	$0.95

3.47%	3.27%	3.74%		3.28%	2.76%
0.98%	0.98%	1.77	%(4)	3.28%	2.44%

(2.43)%	(2.41)%	(2.74)%		(2.59)%	(1.92)%
0.06%	(0.12)%	(0.77	)%(4)	(2.59)%	(1.60)%
185%	225%	267%		80%	163%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
15

Financial Statements

Notes to the Financial Statements April 30, 2020 (Unaudited)

1).  ORGANIZATION

The Hennessy Technology Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is long-term capital appreciation. The Fund is a diversified fund.

The Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only one class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

HENNESSYFUNDS.COM
16

NOTES TO THE FINANCIAL STATEMENTS

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. The Fund is charged for those expenses that are directly attributable to its portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest $0.01. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

3).  SECURITIES VALUATION

The Fund follows fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

HENNESSY FUNDS	1-800-966-4354
17

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

HENNESSYFUNDS.COM
18

NOTES TO THE FINANCIAL STATEMENTS

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means that the Fund’s NAV reflects the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation and Liquidity Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of April 30, 2020, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2020, were $4,308,132 and $4,260,539, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2020.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (collectively, the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2020, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

HENNESSY FUNDS	1-800-966-4354
19

5).  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment advisory services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based on the average daily net assets of the Fund at an annual rate of 0.74%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Advisor has contractually agreed to limit total annual operating expenses to 0.98% of the Fund’s net assets for both Investor Class shares and Institutional Class shares (excluding all federal, state and local taxes, interest, brokerage commissions, 12b-1 fees, shareholder servicing fees payable to the Advisor, extraordinary items, and acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities) through February 28, 2021.

For three years following the date on which expenses were waived or incurred, the Advisor may recoup waived or reimbursed expenses from the Fund if total operating expenses, including such recoupment, does not exceed the expense limitation in effect (i) at the time the Advisor waived or reimbursed such expenses and (ii) at the time the Advisor recoups such expenses. As of April 30, 2020, expenses subject to potential recovery for Investor Class and Institutional Class shares and the fiscal years in which they expire were as follows:

	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
	2020	2021	2022	2023	Total
Investor Class	$44,032	$83,351	$92,255	$46,725	$266,363
Institutional Class	$15,692	$26,820	$29,447	$15,022	$ 86,981

The Advisor did not recoup expenses from the Fund during the six months ended April 30, 2020.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment advisory services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, printing and mailing of prospectuses to other than current shareholders, printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments of sub-transfer agent expenses by the Fund to the brokers, dealers,

HENNESSYFUNDS.COM
20

NOTES TO THE FINANCIAL STATEMENTS

and financial intermediaries for providing certain shareholder maintenance services. These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) provides the Fund with administrative, accounting, and transfer agent services. As administrator, Fund Services is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. The servicing agreements between the Trust and Fund Services and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, accounting, custody, and transfer agent fees. The administrative, accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar was an affiliate of Fund Services and U.S. Bank N.A. through March 30, 2020. Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from Fund Services. As a result of the acquisition, Quasar became a wholly owned broker-dealer subsidiary of Foreside and is no longer affiliated with Fund Services or U.S. Bank N.A. The Board approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

The officers of the Fund are affiliated with the Advisor. With the exception of the Chief Compliance Officer and the Senior Compliance Officer, such officers receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments on an equal basis to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2020, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear

HENNESSY FUNDS	1-800-966-4354
21

interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2020, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2019, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$4,492,391
Gross tax unrealized appreciation	$881,203
Gross tax unrealized depreciation	(132,544)
Net tax unrealized appreciation/(depreciation)	$748,659
Undistributed ordinary income	$61,674
Undistributed long-term capital gains	84,295
Total distributable earnings	$145,969
Other accumulated gain/(loss)	$—
Total accumulated gain/(loss)	$894,628

The difference between book-basis unrealized appreciation/depreciation and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

As of October 31, 2019, the Fund had no tax basis capital losses to offset future capital gains.

As of October 31, 2019, the Fund did not defer, on a tax basis, any late-year ordinary losses. Late-year ordinary losses are net ordinary losses incurred after December 31, 2018, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2020 (year to date) and fiscal year 2019, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
Ordinary income(1)	$61,675	$381,139
Long-term capital gain	84,297	166,307
	$145,972	$547,446

(1) Ordinary income includes short-term capital gain.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2020, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

HENNESSYFUNDS.COM
22

NOTES TO THE FINANCIAL STATEMENTS/EXPENSE EXAMPLE

Expense Example (Unaudited)
April 30, 2020

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019, through April 30, 2020.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bank Global Fund Services, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

HENNESSY FUNDS	1-800-966-4354
23

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2019	April 30, 2020	During Period(1)
Investor Class
Actual	$1,000.00	$ 948.40	$5.96
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.17

Institutional Class
Actual	$1,000.00	$ 949.30	$4.75
Hypothetical (5% return before expenses)	$1,000.00	$1,019.99	$4.92

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.23% for Investor Class shares or 0.98% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 182/366 days (to reflect the half-year period).

HENNESSYFUNDS.COM
24

EXPENSE EXAMPLE — ELECTRONIC DELIVERY

How to Obtain a Copy of the Fund’s Proxy
Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at www.hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Availability of Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or on request by calling 1-800-966-4354.

Federal Tax Distribution Information (Unaudited)

For fiscal year 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 8.73%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2019 was 0.00%.

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 100.00%.

Important Notice Regarding Delivery
of Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

Electronic Delivery

The Funds offer shareholders the option to receive account statements, prospectuses, tax forms, and shareholder reports online. To sign up for eDelivery, please visit www.hennessyfunds.com/account. You may change your delivery preference at any time by visiting our website or calling U.S. Bank Global Fund Services at 1-800-261-6950 or 1-414-765-4124.

HENNESSY FUNDS	1-800-966-4354
25

Board Approval of Investment Advisory
Agreement

At its meeting on March 12, 2020, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”). As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties and the relevant factors for them to consider with respect to approving the advisory agreement. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the services provided by the Advisor;

(4)	A written discussion of economies of scale;

(5)	A summary of the key terms of the advisory agreement;

(6)	A recent Fund fact sheet, which included performance information over various periods;

(7)	A peer expense comparison of the net expense ratio and investment advisory fee of the Fund; and

(8)	The Advisor’s financial statements from its most recent Form 10-K and Form 10-Q.

All of the factors discussed were considered as a whole by the Trustees and by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

HENNESSYFUNDS.COM
26

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(4)	The costs and profitability of the Fund to the Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund (other than the advisory fee).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund and noted that their overall confidence in the Advisor was high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor and that the nature and extent of the services provided by the Advisor were appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	seeks best execution for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the liquidity of each Fund.

(d)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(e)
The Advisor monitors compliance with federal securities laws, maintains a compliance program (including a code of ethics), conducts ongoing reviews of the compliance programs of the Fund’s service providers, as feasible, conducts on-site visits to the Fund’s service providers, monitors incidents of abusive trading practices, reviews Fund expense accruals, payments, and fixed expense ratios, evaluates insurance providers for fidelity bond, D&O/E&O insurance, and cybersecurity insurance coverage, manages regulatory examination compliance and responses, conducts employee compliance training, reviews reports provided by service providers, and maintains books and records.

(f)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

(g)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(h)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

HENNESSY FUNDS	1-800-966-4354
27

(i)	For each annual report of the Fund, the Advisor prepares a written summary of the Fund’s performance during the most recent 12-month period.

(j)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Ameritrade, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(k)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(l)	The Advisor provides a quarterly compliance certification to the Board.

(m)
The Advisor prepares or reviews all Board materials, frequently presents to the Board and leads Board discussions, prepares or reviews all meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on such information, the Trustees determined that the Advisor manages the Fund in a manner materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various periods warranted continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether the Advisor was realizing economies of scale that it should share with the Fund’s shareholders. The Trustees noted that the assets of the Fund had remained relatively flat over the prior year. In addition, the Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees, so the Advisor does not realize material economies of scale relating to those expenses as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to contain expenses through actions such as renegotiating service contracts, the Advisor’s significant marketing efforts to promote the Funds, the Advisor’s investments in personnel to manage the Funds, and the Advisor’s agreement to waive fees or lower its management fees

HENNESSYFUNDS.COM
28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

in certain circumstances. The Trustees noted that it did not appear that the Advisor was realizing economies of scale at current asset levels and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund (other than the advisory fee). The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable, which was based on, among other things, the Trustees’ finding that the research, analytical, statistical, and other information and services provided by brokers are merely supplemental to the Advisor’s own efforts in the performance of its duties under the advisory agreement.

After reviewing the materials and information provided at the meeting, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, brokerage commissions information, the adequacy and efficacy of the Advisor’s written policies and procedures, other regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

HENNESSY FUNDS	1-800-966-4354
29

For information, questions, or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT, &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

www.hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

The Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a‑3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing of an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Rule 30a‑2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Rule 30a‑2(b) under the Act and Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENNESSY FUNDS TRUST
(Registrant)

By:      /s/Neil J. Hennessy
Neil J. Hennessy
President

Date:   July 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Neil J. Hennessy Neil J. Hennessy, President

Date: July 9, 2020

By: /s/Teresa M. Nilsen Teresa M. Nilsen, Treasurer

Date: July 9, 2020